                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                    BOND &
                                                                   MORTGAGE
                                                   BALANCED       SECURITIES
                                                     FUND            FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .............  $  6,082,767    $ 10,830,213
                                                 ============    ============
ASSETS
Investment in securities--at value.............  $  5,888,740    $ 10,946,969
Cash...........................................        31,377          45,725
Receivables:
 Capital Shares sold...........................         6,371          29,330
 Dividends and interest........................        24,771         102,821
 Investment securities sold....................        48,146         488,699
Prepaid expenses...............................        19,380          19,380
                                                 ------------    ------------
                                   Total Assets     6,018,785      11,632,924
LIABILITIES
Accrued expenses...............................           481           1,319
Payables:
 Investment securities purchased...............       176,215         967,323
                                                 ------------    ------------
                              Total Liabilities       176,696         968,642
                                                 ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ...  $  5,842,089    $ 10,664,282
                                                 ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital..  $  6,005,237    $ 10,404,755
Accumulated undistributed (overdistributed) net
 investment income (operating loss)............        40,247          (1,204)
Accumulated undistributed (overdistributed) net
 realized gain (loss)..........................        (9,368)        143,975
Net unrealized appreciation (depreciation) of
 investments...................................      (194,027)        116,756
                                                 ------------    ------------
                               Total Net Assets  $  5,842,089    $ 10,664,282
                                                 ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..............................   145,000,000     145,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets.................  $  1,200,199    $  2,565,244
  Shares issued and outstanding................       125,002         250,005
  Net asset value per share....................  $       9.60    $      10.26
                                                 ============    ============

Advisors Select: Net Assets....................  $  1,954,242    $  2,565,106
  Shares issued and outstanding................       203,782         250,232
  Net asset value per share....................  $       9.59    $      10.25
                                                 ============    ============

Class I: Net Assets............................  $      9,918    $     77,331
  Shares issued and outstanding................         1,037           7,511
  Net asset value per share....................  $       9.56    $      10.30
                                                 ============    ============

Class J: Net Assets............................  $    274,947    $    326,351
  Shares issued and outstanding................        28,796          31,674
  Net asset value per share (a) ...............  $       9.55    $      10.30
                                                 ============    ============

Preferred: Net Assets..........................  $  1,202,193    $  2,565,066
  Shares issued and outstanding................       125,000         250,000
  Net asset value per share....................  $       9.62    $      10.26
                                                 ============    ============

Select: Net Assets.............................  $  1,200,590    $  2,565,184
  Shares issued and outstanding................       124,999         249,998
  Net asset value per share....................  $       9.60    $      10.26
                                                 ============    ============



(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                 EUROPEAN        GOVERNMENT
                                                   FUND        SECURITIES FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ...........  $  5,736,712     $ 10,962,955
                                               ============     ============
ASSETS
Investment in securities--at value...........  $  5,602,628     $ 11,148,749
Cash.........................................       214,103           55,380
Receivables:
 Capital Shares sold.........................           147           10,152
 Dividends and interest......................         9,905           52,115
 Investment securities sold..................        97,775          525,234
 Net foreign currency contracts..............         6,174               --
Prepaid expenses.............................        19,380           19,380
                                               ------------     ------------
                                 Total Assets     5,950,112       11,811,010
LIABILITIES
Accrued expenses.............................           988            1,037
Payables:
 Investment securities purchased.............        52,081        1,318,513
                                               ------------     ------------
                            Total Liabilities        53,069        1,319,550
                                               ------------     ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES .  $  5,897,043     $ 10,491,460
                                               ============     ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital  $  6,137,300     $ 10,309,780
Accumulated undistributed (overdistributed)
 net investment income (operating loss)......        31,683           (3,721)
Accumulated undistributed (overdistributed)
 net realized gain (loss)....................      (143,320)            (393)
Net unrealized appreciation (depreciation) of
 investments.................................      (134,084)         185,794
Net unrealized appreciation (depreciation) on
 translation of assets and liabilities in
 foreign currencies..........................         5,464               --
                                               ------------     ------------
                             Total Net Assets  $  5,897,043     $ 10,491,460
                                               ============     ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized............................   145,000,000      145,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets...............  $  1,179,722     $  2,545,420
  Shares issued and outstanding..............       125,054          250,005
  Net asset value per share..................  $       9.43     $      10.18
                                               ============     ============

Advisors Select: Net Assets..................  $  2,272,294     $  2,546,747
  Shares issued and outstanding..............       240,978          250,377
  Net asset value per share..................  $       9.43     $      10.17
                                               ============     ============

Class I: Net Assets..........................  $      9,951     $     55,055
  Shares issued and outstanding..............         1,042            5,390
  Net asset value per share..................  $       9.55     $      10.21
                                               ============     ============

Class J: Net Assets..........................  $    105,409     $    252,586
  Shares issued and outstanding..............        11,048           24,731
  Net asset value per share (a) .............  $       9.54     $      10.21
                                               ============     ============

Preferred: Net Assets........................  $  1,149,557     $  2,546,249
  Shares issued and outstanding..............       121,733          250,000
  Net asset value per share..................  $       9.44     $      10.18
                                               ============     ============

Select: Net Assets...........................  $  1,180,110     $  2,545,403
  Shares issued and outstanding..............       124,929          249,998
  Net asset value per share..................  $       9.45     $      10.18
                                               ============     ============



(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                               HIGH QUALITY      HIGH QUALITY
                                             INTERMEDIATE-TERM     LONG-TERM
                                                 BOND FUND         BOND FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .........    $ 10,932,677      $ 10,087,363
                                               ============      ============
ASSETS
Investment in securities--at value.........    $ 11,060,267      $ 10,090,622
Cash.......................................          14,600            10,904
Receivables:
 Capital Shares sold.......................              --             2,160
 Dividends and interest....................          92,379           103,096
 Investment securities sold................          60,307                --
Prepaid expenses...........................          19,369            19,371
                                               ------------      ------------
                               Total Assets      11,246,922        10,226,153
LIABILITIES
Accrued expenses...........................           1,062             1,011
Payables:
 Investment securities purchased...........         815,896                --
                                               ------------      ------------
                          Total Liabilities         816,958             1,011
                                               ------------      ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES    $ 10,429,964      $ 10,225,142
                                               ============      ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital...........................    $ 10,231,517      $ 10,119,361
Accumulated undistributed (overdistributed)
 net investment income (operating loss)....             (26)             (504)
Accumulated undistributed (overdistributed)
 net realized gain (loss)..................          70,883           103,026
Net unrealized appreciation (depreciation)
 of investments............................         127,590             3,259
                                               ------------      ------------
                           Total Net Assets    $ 10,429,964      $ 10,225,142
                                               ============      ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..........................     145,000,000       145,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets.............    $  2,549,018      $  2,527,836
  Shares issued and outstanding............         250,005           250,241
  Net asset value per share................    $      10.20      $      10.10
                                               ============      ============

Advisors Select: Net Assets................    $  2,643,258      $  2,527,698
  Shares issued and outstanding............         259,251           250,234
  Net asset value per share................    $      10.20      $      10.10
                                               ============      ============

Class I: Net Assets........................    $      9,977      $      9,934
  Shares issued and outstanding............             974               974
  Net asset value per share................    $      10.24      $      10.20
                                               ============      ============

Class J: Net Assets........................    $    126,112      $    108,698
  Shares issued and outstanding............          12,319            10,652
  Net asset value per share (a) ...........    $      10.24      $      10.20
                                               ============      ============

Preferred: Net Assets......................    $  2,552,777      $  2,523,203
  Shares issued and outstanding............         250,000           250,000
  Net asset value per share................    $      10.21      $      10.09
                                               ============      ============

Select: Net Assets.........................    $  2,548,822      $  2,527,773
  Shares issued and outstanding............         249,998           250,234
  Net asset value per share................    $      10.20      $      10.10
                                               ============      ============



(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                 HIGH QUALITY    INTERNATIONAL
                                                  SHORT-TERM       EMERGING
                                                   BOND FUND     MARKETS FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .............  $ 10,023,100    $  4,940,837
                                                 ============    ============
ASSETS
Investment in securities--at value.............  $ 10,231,678    $  4,962,100
Cash...........................................        12,881         125,434
Receivables:
 Capital Shares sold...........................            --             841
 Dividends and interest........................       156,895          22,397
 Investment securities sold....................            --          53,125
Prepaid expenses...............................        19,372          19,380
                                                 ------------    ------------
                                   Total Assets    10,420,826       5,183,277
LIABILITIES
Accrued expenses...............................         1,039           1,037
Payables:
 Investment securities purchased...............            --          37,383
                                                 ------------    ------------
                              Total Liabilities         1,039          38,420
                                                 ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ...  $ 10,419,787    $  5,144,857
                                                 ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital..  $ 10,176,104    $  5,117,101
Accumulated undistributed (overdistributed) net
 investment income (operating loss)............        (1,564)         10,599
Accumulated undistributed (overdistributed) net
 realized gain (loss)..........................        36,669          (3,957)
Net unrealized appreciation (depreciation) of
 investments...................................       208,578          21,263
Net unrealized appreciation (depreciation) on
 translation of assets and liabilities in
 foreign currencies............................            --            (149)
                                                 ------------    ------------
                               Total Net Assets  $ 10,419,787    $  5,144,857
                                                 ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..............................   145,000,000     145,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets.................  $  2,560,601    $  1,258,429
  Shares issued and outstanding................       250,005         125,222
  Net asset value per share....................  $      10.24    $      10.05
                                                 ============    ============

Advisors Select: Net Assets....................  $  2,560,467    $  1,258,018
  Shares issued and outstanding................       250,233         125,219
  Net asset value per share....................  $      10.23    $      10.05
                                                 ============    ============

Class I: Net Assets............................  $     30,614    $     14,095
  Shares issued and outstanding................         2,985           1,408
  Net asset value per share....................  $      10.26    $      10.01
                                                 ============    ============

Class J: Net Assets............................  $    145,728    $     98,541
  Shares issued and outstanding................        14,211           9,857
  Net asset value per share (a) ...............  $      10.25    $      10.00
                                                 ============    ============

Preferred: Net Assets..........................  $  2,561,797    $  1,256,850
  Shares issued and outstanding................       250,000         125,000
  Net asset value per share....................  $      10.25    $      10.05
                                                 ============    ============

Select: Net Assets.............................  $  2,560,580    $  1,258,924
  Shares issued and outstanding................       249,998         125,109
  Net asset value per share....................  $      10.24    $      10.06
                                                 ============    ============




(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                 INTERNATIONAL   INTERNATIONAL
                                                    FUND I          FUND II
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .............  $  4,952,309    $  4,913,476
                                                 ============    ============
ASSETS
Investment in securities--at value.............  $  4,770,522    $  4,597,156
Cash...........................................        33,765         598,503
Receivables:
 Capital Shares sold...........................        22,635          16,547
 Dividends and interest........................        13,283           9,053
 Investment securities sold....................        10,048              --
Prepaid expenses...............................        19,380          19,380
                                                 ------------    ------------
                                   Total Assets     4,869,633       5,240,639
LIABILITIES
Accrued expenses...............................           602             660
Payables:
 Investment securities purchased...............        13,232              --
 Net foreign currency contracts................            --           2,793
                                                 ------------    ------------
                              Total Liabilities        13,834           3,453
                                                 ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ...  $  4,855,799    $  5,237,186
                                                 ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital..  $  5,239,359    $  5,592,460
Accumulated undistributed (overdistributed) net
 investment income (operating loss)............        10,330          68,693
Accumulated undistributed (overdistributed) net
 realized gain (loss)..........................      (211,957)       (104,962)
Net unrealized appreciation (depreciation) of
 investments...................................      (181,787)       (316,320)
Net unrealized appreciation (depreciation) on
 translation of assets and liabilities in
 foreign currencies............................          (146)         (2,685)
                                                 ------------    ------------
                               Total Net Assets  $  4,855,799    $  5,237,186
                                                 ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..............................   145,000,000     125,000,000
NET ASSET VALUE PER SHARE:



Advisors Preferred: Net Assets.................  $  1,155,245    $    926,793
  Shares issued and outstanding................       125,123         100,097
  Net asset value per share....................  $       9.23    $       9.26
                                                 ============    ============

Advisors Select: Net Assets....................  $  1,156,990    $    926,480
  Shares issued and outstanding................       125,479         100,195
  Net asset value per share....................  $       9.22    $       9.25
                                                 ============    ============

Class I: Net Assets............................  $     35,574    $  1,420,333
  Shares issued and outstanding................         3,832         153,206
  Net asset value per share....................  $       9.28    $       9.27
                                                 ============    ============

Class J: Net Assets............................  $    198,772    $    109,113
  Shares issued and outstanding................        21,447          11,737
  Net asset value per share (a) ...............  $       9.27    $       9.30
                                                 ============    ============

Preferred: Net Assets..........................  $  1,153,592    $    927,339
  Shares issued and outstanding................       125,000         100,097
  Net asset value per share....................  $       9.23    $       9.26
                                                 ============    ============

Select: Net Assets.............................  $  1,155,626    $    927,128
  Shares issued and outstanding................       125,120         100,097
  Net asset value per share....................  $       9.24    $       9.26
                                                 ============    ============



(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                 INTERNATIONAL     LARGECAP
                                                 SMALLCAP FUND    BLEND FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .............  $  4,736,405    $  5,054,780
                                                 ============    ============
ASSETS
Investment in securities--at value.............  $  4,700,969    $  4,576,919
Cash...........................................        43,617          10,863
Receivables:
 Capital Shares sold...........................            --           5,670
 Dividends and interest........................         9,284           2,856
 Investment securities sold....................        55,025              --
Prepaid expenses...............................        19,380          19,380
                                                 ------------    ------------
                                   Total Assets     4,828,275       4,615,688
LIABILITIES
Accrued expenses...............................           799             218
Payables:
 Investment securities purchased...............       123,808              --
                                                 ------------    ------------
                              Total Liabilities       124,607             218
                                                 ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ...  $  4,703,668    $  4,615,470
                                                 ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital..  $  5,114,387    $  5,145,367
Accumulated undistributed (overdistributed) net
 investment income (operating loss)............         9,137           8,364
Accumulated undistributed (overdistributed) net
 realized gain (loss)..........................      (383,961)        (60,400)
Net unrealized appreciation (depreciation) of
 investments...................................       (35,436)       (477,861)
Net unrealized appreciation (depreciation) on
 translation of assets and liabilities in
 foreign currencies............................          (459)             --
                                                 ------------    ------------
                               Total Net Assets  $  4,703,668    $  4,615,470
                                                 ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..............................   145,000,000     145,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets.................  $  1,147,774    $  1,117,571
  Shares issued and outstanding................       125,002         125,002
  Net asset value per share....................  $       9.18    $       8.94
                                                 ============    ============

Advisors Select: Net Assets....................  $  1,147,326    $  1,117,143
  Shares issued and outstanding................       125,120         125,125
  Net asset value per share....................  $       9.17    $       8.93
                                                 ============    ============

Class I: Net Assets............................  $     12,160    $      9,779
  Shares issued and outstanding................         1,318           1,103
  Net asset value per share....................  $       9.23    $       8.87
                                                 ============    ============

Class J: Net Assets............................  $     98,486    $    133,457
  Shares issued and outstanding................        10,694          15,064
  Net asset value per share (a) ...............  $       9.21    $       8.86
                                                 ============    ============

Preferred: Net Assets..........................  $  1,149,772    $  1,119,586
  Shares issued and outstanding................       125,000         125,000
  Net asset value per share....................  $       9.20    $       8.96
                                                 ============    ============

Select: Net Assets.............................  $  1,148,150    $  1,117,934
  Shares issued and outstanding................       124,999         124,999
  Net asset value per share....................  $       9.19    $       8.94
                                                 ============    ============



(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                   LARGECAP
                                                   LARGECAP      S&P 500 INDEX
                                                  GROWTH FUND        FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .............  $  4,827,441    $  5,477,565
                                                 ============    ============
ASSETS
Investment in securities--at value.............  $  3,938,311    $  5,230,558
Cash...........................................        10,596          80,177
Receivables:
 Capital Shares sold...........................            15          60,414
 Dividends and interest........................         1,877           3,102
Prepaid expenses...............................        19,380          19,380
                                                 ------------    ------------
                                   Total Assets     3,970,179       5,393,631
LIABILITIES
Accrued expenses..............................            178              56
                                                 ------------    ------------
                              Total Liabilities           178              56
                                                 ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ...  $  3,970,001    $  5,393,575
                                                 ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital..  $  5,142,459    $  5,630,137
Accumulated undistributed (overdistributed) net
 investment income (operating loss)............        (3,505)         10,367
Accumulated undistributed (overdistributed) net
 realized gain (loss)..........................      (279,823)             78
Net unrealized appreciation (depreciation) of
 investments...................................      (889,130)       (247,007)
                                                 ------------    ------------
                               Total Net Assets  $  3,970,001    $  5,393,575
                                                 ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..............................   145,000,000     145,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets.................  $    958,890    $  1,189,913
  Shares issued and outstanding................       125,144         125,122
  Net asset value per share....................  $       7.66    $       9.51
                                                 ============    ============

Advisors Select: Net Assets....................  $    958,545    $  1,192,445
  Shares issued and outstanding................       125,141         125,430
  Net asset value per share....................  $       7.66    $       9.51
                                                 ============    ============

Class I: Net Assets............................  $     31,325    $      9,874
  Shares issued and outstanding................         4,187           1,044
  Net asset value per share....................  $       7.48    $       9.46
                                                 ============    ============

Class J: Net Assets............................  $    104,280    $    621,181
  Shares issued and outstanding................        13,951          65,834
  Net asset value per share (a) ...............  $       7.47    $       9.44
                                                 ============    ============

Preferred: Net Assets..........................  $    957,757    $  1,189,864
  Shares issued and outstanding................       125,000         125,000
  Net asset value per share....................  $       7.66    $       9.52
                                                 ============    ============

Select: Net Assets.............................  $    959,204    $  1,190,298
  Shares issued and outstanding................       125,140         124,999
  Net asset value per share....................  $       7.67    $       9.52
                                                 ============    ============



(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                    LARGECAP       LIFETIME
                                                   VALUE FUND      2010 FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ..............  $  6,910,612   $     51,272
                                                  ============   ============
ASSETS
Investment in securities--at value..............  $  7,192,195   $     51,192
Cash............................................        12,562              8
Receivables:
 Capital Shares sold............................           639             --
 Dividends and interest.........................         6,812             --
Prepaid expenses................................        19,380             --
                                                  ------------   ------------
                                    Total Assets     7,231,588         51,200
LIABILITIES
Accrued expenses................................           699              4
                                                  ------------   ------------
                               Total Liabilities           699              4
                                                  ------------   ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ....  $  7,230,889   $     51,196
                                                  ============   ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital...  $  6,928,139   $     51,003
Accumulated undistributed (overdistributed) net
 investment income (operating loss).............        16,022            274
Accumulated undistributed (overdistributed) net
 realized gain (loss)...........................         5,145             (1)
Net unrealized appreciation (depreciation) of
 investments....................................       281,583            (80)
                                                  ------------   ------------
                                Total Net Assets  $  7,230,889   $     51,196
                                                  ============   ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized...............................   145,000,000    145,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets..................  $  1,295,512   $     10,031
  Shares issued and outstanding.................       125,114          1,000
  Net asset value per share.....................  $      10.35   $      10.03
                                                  ============   ============

Advisors Select: Net Assets.....................  $  3,140,619   $     10,030
  Shares issued and outstanding.................       303,356          1,000
  Net asset value per share.....................  $      10.35   $      10.03
                                                  ============   ============

Class I: Net Assets.............................  $     39,918   $     11,067
  Shares issued and outstanding.................         3,846          1,102
  Net asset value per share.....................  $      10.38   $      10.04
                                                  ============   ============

Class J: Net Assets.............................  $    162,214            N/A
  Shares issued and outstanding.................        15,654
  Net asset value per share (a) ................  $      10.36
                                                  ============

Preferred: Net Assets...........................  $  1,296,714   $     10,035
  Shares issued and outstanding.................       125,000          1,000
  Net asset value per share.....................  $      10.37   $      10.04
                                                  ============   ============

Select: Net Assets..............................  $  1,295,912   $     10,033
  Shares issued and outstanding.................       124,999          1,000
  Net asset value per share.....................  $      10.37   $      10.03
                                                  ============   ============



(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                   LIFETIME        LIFETIME
                                                   2020 FUND       2030 FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .............  $     51,221    $     51,169
                                                 ============    ============
ASSETS
Investment in securities--at value.............  $     51,146    $     51,164
Cash...........................................             9               9
                                                 ------------    ------------
                                   Total Assets        51,155          51,173
LIABILITIES
Accrued expenses..............................              4               4
                                                 ------------    ------------
                              Total Liabilities             4               4
                                                 ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ...  $     51,151    $     51,169
                                                 ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital..  $     51,003    $     51,003
Accumulated undistributed (overdistributed) net
 investment income (operating loss)............           223             171
Net unrealized appreciation (depreciation) of
 investments...................................           (75)             (5)
                                                 ------------    ------------
                               Total Net Assets  $     51,151    $     51,169
                                                 ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..............................   145,000,000     145,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets.................  $     10,020    $     10,022
  Shares issued and outstanding................         1,000           1,000
  Net asset value per share....................  $      10.02    $      10.02
                                                 ============    ============

Advisors Select: Net Assets....................  $     10,020    $     10,022
  Shares issued and outstanding................         1,000           1,000
  Net asset value per share....................  $      10.02    $      10.02
                                                 ============    ============

Class I: Net Assets............................  $     11,064    $     11,074
  Shares issued and outstanding................         1,103           1,104
  Net asset value per share....................  $      10.03    $      10.03
                                                 ============    ============

Preferred: Net Assets..........................  $     10,025    $     10,027
  Shares issued and outstanding................         1,000           1,000
  Net asset value per share....................  $      10.03    $      10.03
                                                 ============    ============

Select: Net Assets.............................  $     10,022    $     10,024
  Shares issued and outstanding................         1,000           1,000
  Net asset value per share....................  $      10.02    $      10.02
                                                 ============    ============



See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                     LIFETIME       LIFETIME
                                                    2040 FUND      2050 FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ...............  $     51,118   $     51,067
                                                   ============   ============
ASSETS
Investment in securities--at value...............  $     51,169   $     51,193
Cash.............................................             9              8
                                                   ------------   ------------
                                     Total Assets        51,178         51,201
LIABILITIES
Accrued expenses.................................             4              4
                                                   ------------   ------------
                                Total Liabilities             4              4
                                                   ------------   ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES .....  $     51,174   $     51,197
                                                   ============   ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital....  $     51,003   $     51,003
Accumulated undistributed (overdistributed) net
 investment income (operating loss)..............           120             68
Net unrealized appreciation (depreciation) of
 investments.....................................            51            126
                                                   ------------   ------------
                                 Total Net Assets  $     51,174   $     51,197
                                                   ============   ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized................................   145,000,000    145,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets...................  $     10,021   $     10,024
  Shares issued and outstanding..................         1,000          1,000
  Net asset value per share......................  $      10.02   $      10.02
                                                   ============   ============

Advisors Select: Net Assets......................  $     10,021   $     10,024
  Shares issued and outstanding..................         1,000          1,000
  Net asset value per share......................  $      10.02   $      10.02
                                                   ============   ============

Class I: Net Assets..............................  $     11,082   $     11,093
  Shares issued and outstanding..................         1,105          1,106
  Net asset value per share......................  $      10.03   $      10.03
                                                   ============   ============

Preferred: Net Assets............................  $     10,026   $     10,029
  Shares issued and outstanding..................         1,000          1,000
  Net asset value per share......................  $      10.03   $      10.03
                                                   ============   ============

Select: Net Assets...............................  $     10,024   $     10,027
  Shares issued and outstanding..................         1,000          1,000
  Net asset value per share......................  $      10.02   $      10.03
                                                   ============   ============




See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                   LIFETIME
                                                   STRATEGIC        MIDCAP
                                                  INCOME FUND     BLEND FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .............  $     51,312    $  5,124,975
                                                 ============    ============
ASSETS
Investment in securities--at value.............  $     51,241    $  5,322,797
Cash...........................................             9          11,481
Receivables:
 Capital Shares sold...........................            --           2,169
 Dividends and interest........................             2           2,187
Prepaid expenses...............................            --          19,380
                                                 ------------    ------------
                                   Total Assets        51,252       5,358,014
LIABILITIES
Accrued expenses...............................             4             497
Payables:
 Investment securities purchased...............            --           4,327
                                                 ------------    ------------
                              Total Liabilities             4           4,824
                                                 ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ...  $     51,248    $  5,353,190
                                                 ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital..  $     51,003    $  5,209,779
Accumulated undistributed (overdistributed) net
 investment income (operating loss)............           316           5,204
Accumulated undistributed (overdistributed) net
 realized gain (loss)..........................            --         (59,615)
Net unrealized appreciation (depreciation) of
 investments...................................           (71)        197,822
                                                 ------------    ------------
                               Total Net Assets  $     51,248    $  5,353,190
                                                 ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..............................   145,000,000     145,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets.................  $     10,042    $  1,284,576
  Shares issued and outstanding................         1,000         125,002
  Net asset value per share....................  $      10.04    $      10.28
                                                 ============    ============

Advisors Select: Net Assets....................  $     10,042    $  1,284,323
  Shares issued and outstanding................         1,000         125,130
  Net asset value per share....................  $      10.04    $      10.26
                                                 ============    ============

Class I: Net Assets............................  $     11,073    $     10,116
  Shares issued and outstanding................         1,102             990
  Net asset value per share....................  $      10.05    $      10.22
                                                 ============    ============

Class J: Net Assets............................           N/A    $    202,560
  Shares issued and outstanding................                        19,853
  Net asset value per share (a) ...............                  $      10.20
                                                                 ============

Preferred: Net Assets..........................  $     10,046    $  1,286,630
  Shares issued and outstanding................         1,000         125,000
  Net asset value per share....................  $      10.05    $      10.29
                                                 ============    ============

Select: Net Assets.............................  $     10,045    $  1,284,985
  Shares issued and outstanding................         1,000         124,999
  Net asset value per share....................  $      10.05    $      10.28
                                                 ============    ============



(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                    MIDCAP          MIDCAP
                                                  GROWTH FUND    S&P 400 INDEX
                                                                     FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .............  $  4,849,803    $  5,135,967
                                                 ============    ============
ASSETS
Investment in securities--at value.............  $  4,289,537    $  5,331,031
Cash...........................................        11,778          15,748
Receivables:
 Capital Shares sold...........................           101          12,044
 Dividends and interest........................           254           2,634
 Investment securities sold....................       114,484              --
Prepaid expenses...............................        19,380          19,380
                                                 ------------    ------------
                                   Total Assets     4,435,534       5,380,837
LIABILITIES
Accrued expenses...............................           292              66
Payables:
 Investment securities purchased...............       125,069           6,789
                                                 ------------    ------------
                              Total Liabilities       125,361           6,855
                                                 ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ...  $  4,310,173    $  5,373,982
                                                 ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital..  $  5,146,190    $  5,155,769
Accumulated undistributed (overdistributed) net
 investment income (operating loss)............       (11,011)          6,942
Accumulated undistributed (overdistributed) net
 realized gain (loss)..........................      (264,740)         16,207
Net unrealized appreciation (depreciation) of
 investments...................................      (560,266)        195,064
                                                 ------------    ------------
                               Total Net Assets  $  4,310,173    $  5,373,982
                                                 ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..............................   145,000,000     145,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets.................  $  1,042,651    $  1,304,278
  Shares issued and outstanding................       125,262         125,223
  Net asset value per share....................  $       8.32    $      10.42
                                                 ============    ============

Advisors Select: Net Assets....................  $  1,043,095    $  1,303,913
  Shares issued and outstanding................       125,356         125,110
  Net asset value per share....................  $       8.32    $      10.42
                                                 ============    ============

Class I: Net Assets............................  $      9,421    $     10,018
  Shares issued and outstanding................         1,186             975
  Net asset value per share....................  $       7.94    $      10.27
                                                 ============    ============

Class J: Net Assets............................  $    130,759    $    147,137
  Shares issued and outstanding................        16,484          14,351
  Net asset value per share (a) ...............  $       7.93    $      10.25
                                                 ============    ============

Preferred: Net Assets..........................  $  1,041,210    $  1,303,869
  Shares issued and outstanding................       125,000         125,000
  Net asset value per share....................  $       8.33    $      10.43
                                                 ============    ============

Select: Net Assets.............................  $  1,043,037    $  1,304,767
  Shares issued and outstanding................       125,129         125,109
  Net asset value per share....................  $       8.34    $      10.43
                                                 ============    ============



(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                      MIDCAP         MONEY
                                                      VALUE          MARKET
                                                       FUND           FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ...............  $  5,391,429   $  5,754,148
                                                   ============   ============
ASSETS
Investment in securities--at value...............  $  5,688,833   $  5,754,148
Cash.............................................        13,392            643
Receivables:
 Capital Shares sold.............................         6,971        447,295
 Dividends and interest..........................         4,073         28,269
Prepaid expenses.................................        19,380         19,362
                                                   ------------   ------------
                                     Total Assets     5,732,649      6,249,717
LIABILITIES
Accrued expenses.................................           564            198
Payables:
 Capital Shares reacquired.......................            --          6,514
                                                   ------------   ------------
                                Total Liabilities           564          6,712
                                                   ------------   ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES .....  $  5,732,085   $  6,243,005
                                                   ============   ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital....  $  5,266,431   $  6,243,005
Accumulated undistributed (overdistributed) net
 investment income (operating loss)..............        10,228             --
Accumulated undistributed (overdistributed) net
 realized gain (loss)............................       158,022             --
Net unrealized appreciation (depreciation) of
 investments.....................................       297,404             --
                                                   ------------   ------------
                                 Total Net Assets  $  5,732,085   $  6,243,005
                                                   ============   ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized................................   145,000,000    600,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets...................  $  1,364,536   $    100,000
  Shares issued and outstanding..................       125,110        100,000
  Net asset value per share......................  $      10.91   $      1.000
                                                   ============   ============

Advisors Select: Net Assets......................  $  1,364,057   $    573,587
  Shares issued and outstanding..................       125,107        573,587
  Net asset value per share......................  $      10.90   $      1.000
                                                   ============   ============

Class I: Net Assets..............................  $     10,271   $     15,152
  Shares issued and outstanding..................           944         15,152
  Net asset value per share......................  $      10.88   $      1.000
                                                   ============   ============

Class J: Net Assets..............................  $    262,471   $    754,266
  Shares issued and outstanding..................        24,150        754,266
  Net asset value per share (a) .................  $      10.87   $      1.000
                                                   ============   ============

Preferred: Net Assets............................  $  1,365,819   $  4,700,000
  Shares issued and outstanding..................       125,000      4,700,000
  Net asset value per share......................  $      10.93   $      1.000
                                                   ============   ============

Select: Net Assets...............................  $  1,364,931   $    100,000
  Shares issued and outstanding..................       124,999        100,000
  Net asset value per share......................  $      10.92   $      1.000
                                                   ============   ============



(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                   PARTNERS
                                                    PACIFIC        LARGECAP
                                                  BASIN FUND      BLEND FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .............  $  5,015,358    $  4,755,602
                                                 ============    ============
ASSETS
Investment in securities--at value.............  $  4,558,445    $  4,910,759
Cash...........................................       103,441         346,578
Receivables:
 Capital Shares sold...........................            --      11,451,556
 Dividends and interest........................        12,811           6,182
 Investment securities sold....................            --          21,406
Prepaid expenses...............................        19,380          19,371
                                                 ------------    ------------
                                   Total Assets     4,694,077      16,755,852
LIABILITIES
Accrued expenses...............................           652             497
Payables:
 Investment securities purchased...............         4,983              --
 Net foreign currency contracts................         3,556              --
                                                 ------------    ------------
                              Total Liabilities         9,191             497
                                                 ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ...  $  4,684,886    $ 16,755,355
                                                 ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital..  $  5,110,691    $ 16,632,510
Accumulated undistributed (overdistributed) net
 investment income (operating loss)............        79,663          13,924
Accumulated undistributed (overdistributed) net
 realized gain (loss)..........................       (44,797)        (46,236)
Net unrealized appreciation (depreciation) of
 investments...................................      (456,913)        155,157
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies
                                                                                                            (3,758)             --
                                                                                                      ------------    ------------
                                                                                    Total Net Assets  $  4,684,886    $ 16,755,355
                                                                                                      ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized...................................................................................   145,000,000     125,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets......................................................................  $  1,145,412    $  1,024,246
  Shares issued and outstanding.....................................................................       125,110         100,000
  Net asset value per share.........................................................................  $       9.16    $      10.24
                                                                                                      ============    ============

Advisors Select: Net Assets.........................................................................  $  1,145,013    $  1,024,573
  Shares issued and outstanding.....................................................................       125,107         100,258
  Net asset value per share.........................................................................  $       9.15    $      10.22
                                                                                                      ============    ============

Class I: Net Assets.................................................................................  $     10,172    $ 12,553,403
  Shares issued and outstanding.....................................................................         1,115       1,224,698
  Net asset value per share.........................................................................  $       9.12    $      10.25
                                                                                                      ============    ============

Class J: Net Assets.................................................................................  $    102,284    $    104,029
  Shares issued and outstanding.....................................................................        11,237          10,230
  Net asset value per share (a) ....................................................................  $       9.10    $      10.17
                                                                                                      ============    ============

Preferred: Net Assets...............................................................................  $  1,136,235    $  1,024,668
  Shares issued and outstanding.....................................................................       124,062         100,087
  Net asset value per share.........................................................................  $       9.16    $      10.24
                                                                                                      ============    ============

Select: Net Assets..................................................................................  $  1,145,770    $  1,024,436
  Shares issued and outstanding.....................................................................       125,107         100,087
  Net asset value per share.........................................................................  $       9.16    $      10.24
                                                                                                      ============    ============



(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                PARTNERS          PARTNERS
                                             LARGECAP GROWTH   LARGECAP GROWTH
                                                 FUND I            FUND II
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .........   $  4,908,291      $  4,498,542
                                              ============      ============
ASSETS
Investment in securities--at value.........   $  4,402,311      $  4,267,237
Cash.......................................        131,007           125,344
Receivables:
 Capital Shares sold.......................          3,471                --
 Dividends and interest....................          2,897             2,381
 Investment securities sold................         67,824            60,346
Prepaid expenses...........................         19,371            19,369
                                              ------------      ------------
                               Total Assets      4,626,881         4,474,677
LIABILITIES
Accrued expenses...........................            357               518
Payables:
 Capital Shares reacquired.................            117             1,184
 Investment securities purchased...........         50,823            16,528
                                              ------------      ------------
                          Total Liabilities         51,297            18,230
                                              ------------      ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES   $  4,575,584      $  4,456,447
                                              ============      ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital...........................   $  5,255,634      $  5,111,547
Accumulated undistributed (overdistributed)
 net investment income (operating loss)....         (2,366)           (6,318)
Accumulated undistributed (overdistributed)
 net realized gain (loss)..................       (171,704)         (417,477)
Net unrealized appreciation (depreciation)
 of investments............................       (505,980)         (231,305)
                                              ------------      ------------
                           Total Net Assets   $  4,575,584      $  4,456,447
                                              ============      ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..........................    125,000,000       125,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets.............   $    862,747      $    868,899
  Shares issued and outstanding............        100,100           100,102
  Net asset value per share................   $       8.62      $       8.68
                                              ============      ============

Advisors Select: Net Assets................   $    925,441      $    868,598
  Shares issued and outstanding............        107,511           100,205
  Net asset value per share................   $       8.61      $       8.67
                                              ============      ============

Class I: Net Assets........................   $    927,537      $    874,722
  Shares issued and outstanding............        107,254           100,594
  Net asset value per share................   $       8.65      $       8.70
                                              ============      ============

Class J: Net Assets........................   $    133,521      $    105,616
  Shares issued and outstanding............         15,766            12,381
  Net asset value per share (a) ...........   $       8.47      $       8.53
                                              ============      ============

Preferred: Net Assets......................   $    863,283      $    869,404
  Shares issued and outstanding............        100,000           100,102
  Net asset value per share................   $       8.63      $       8.69
                                              ============      ============

Select: Net Assets.........................   $    863,055      $    869,208
  Shares issued and outstanding............        100,100           100,102
  Net asset value per share................   $       8.62      $       8.68
                                              ============      ============



(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                   PARTNERS        PARTNERS
                                                LARGECAP VALUE   MIDCAP BLEND
                                                     FUND            FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ............   $  5,094,911    $  4,731,554
                                                 ============    ============
ASSETS
Investment in securities--at value............   $  5,513,014    $  4,846,279
Cash..........................................        297,975         260,407
Receivables:
 Capital Shares sold..........................          5,244          23,101
 Dividends and interest.......................          5,873           3,056
 Investment securities sold...................         29,852          62,523
Prepaid expenses..............................         19,371          19,380
                                                 ------------    ------------
                                  Total Assets      5,871,329       5,214,746
LIABILITIES
Accrued expenses..............................            644           1,243
Payables:
 Investment securities purchased..............             --          89,593
                                                 ------------    ------------
                             Total Liabilities            644          90,836
                                                 ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ..   $  5,870,685    $  5,123,910
                                                 ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital.   $  5,380,513    $  5,048,415
Accumulated undistributed (overdistributed)
 net investment income (operating loss).......         22,353          (1,185)
Accumulated undistributed (overdistributed)
 net realized gain (loss).....................         49,716         (38,045)
Net unrealized appreciation (depreciation) of
 investments..................................        418,103         114,725
                                                 ------------    ------------
                              Total Net Assets   $  5,870,685    $  5,123,910
                                                 ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.............................    125,000,000     125,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets................   $  1,096,835    $    847,301
  Shares issued and outstanding...............        100,166          83,500
  Net asset value per share...................   $      10.95    $      10.15
                                                 ============    ============

Advisors Select: Net Assets...................   $  1,096,461    $    847,065
  Shares issued and outstanding...............        100,166          83,500
  Net asset value per share...................   $      10.95    $      10.14
                                                 ============    ============

Class I: Net Assets...........................   $  1,360,151    $    849,008
  Shares issued and outstanding...............        124,068          83,607
  Net asset value per share...................   $      10.96    $      10.15
                                                 ============    ============

Class J: Net Assets...........................   $    122,549    $    885,268
  Shares issued and outstanding...............         11,163          87,168
  Net asset value per share (a) ..............   $      10.98    $      10.16
                                                 ============    ============

Preferred: Net Assets.........................   $  1,097,469    $    847,714
  Shares issued and outstanding...............        100,083          83,500
  Net asset value per share...................   $      10.97    $      10.15
                                                 ============    ============

Select: Net Assets............................   $  1,097,220    $    847,554
  Shares issued and outstanding...............        100,083          83,500
  Net asset value per share...................   $      10.96    $      10.15
                                                 ============    ============



(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                   PARTNERS        PARTNERS
                                                    MIDCAP          MIDCAP
                                                  GROWTH FUND     VALUE FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .............  $  4,199,013    $  5,119,458
                                                 ============    ============
ASSETS
Investment in securities--at value.............  $  4,447,983    $  5,517,526
Cash...........................................        66,548         173,128
Receivables:
 Capital Shares sold...........................         3,441               8
 Dividends and interest........................           691           3,556
 Investment securities sold....................       135,762         102,577
Prepaid expenses...............................        19,380          19,371
                                                 ------------    ------------
                                   Total Assets     4,673,805       5,816,166
LIABILITIES
Accrued expenses...............................           564             799
Payables:
 Capital Shares reacquired.....................            --              56
 Investment securities purchased...............       123,401          70,788
                                                 ------------    ------------
                              Total Liabilities       123,965          71,643
                                                 ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ...  $  4,549,840    $  5,744,523
                                                 ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital..  $  5,156,073    $  5,448,790
Accumulated undistributed (overdistributed) net
 investment income (operating loss)............       (17,353)          1,414
Accumulated undistributed (overdistributed) net
 realized gain (loss)..........................      (837,850)       (103,749)
Net unrealized appreciation (depreciation) of
 investments...................................       248,970         398,068
                                                 ------------    ------------
                               Total Net Assets  $  4,549,840    $  5,744,523
                                                 ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..............................   145,000,000     125,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets.................  $  1,099,057    $  1,057,646
  Shares issued and outstanding................       125,128         100,175
  Net asset value per share....................  $       8.78    $      10.56
                                                 ============    ============

Advisors Select: Net Assets....................  $  1,098,639    $  1,059,561
  Shares issued and outstanding................       125,251         100,390
  Net asset value per share....................  $       8.77    $      10.55
                                                 ============    ============

Class I: Net Assets............................  $      9,629    $  1,383,569
  Shares issued and outstanding................         1,134         130,748
  Net asset value per share....................  $       8.49    $      10.58
                                                 ============    ============

Class J: Net Assets............................  $    144,944    $    127,512
  Shares issued and outstanding................        17,086          12,093
  Net asset value per share (a) ...............  $       8.48    $      10.54
                                                 ============    ============

Preferred: Net Assets..........................  $  1,098,178    $  1,058,237
  Shares issued and outstanding................       125,000         100,087
  Net asset value per share....................  $       8.79    $      10.57
                                                 ============    ============

Select: Net Assets.............................  $  1,099,393    $  1,057,998
  Shares issued and outstanding................       125,125         100,087
  Net asset value per share....................  $       8.79    $      10.57
                                                 ============    ============



(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                PARTNERS          PARTNERS
                                             SMALLCAP GROWTH   SMALLCAP GROWTH
                                                 FUND I            FUND II
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .........   $  4,284,646      $  4,144,023
                                              ============      ============
ASSETS
Investment in securities--at value.........   $  4,109,941      $  3,788,064
Cash.......................................        332,717           292,838
Receivables:
 Capital Shares sold.......................             15             2,064
 Dividends and interest....................            867             1,347
 Investment securities sold................        103,881            17,341
Prepaid expenses...........................         19,371            19,371
                                              ------------      ------------
                               Total Assets      4,566,792         4,121,025
LIABILITIES
Accrued expenses...........................            552               424
Payables:
 Capital Shares reacquired.................          1,171                --
 Investment securities purchased...........         31,125            22,876
                                              ------------      ------------
                          Total Liabilities         32,848            23,300
                                              ------------      ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES   $  4,533,944      $  4,097,725
                                              ============      ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital...........................   $  5,289,084      $  5,103,064
Accumulated undistributed (overdistributed)
 net investment income (operating loss)....        (15,010)           (8,307)
Accumulated undistributed (overdistributed)
 net realized gain (loss)..................       (565,425)         (641,073)
Net unrealized appreciation (depreciation)
 of investments............................       (174,705)         (355,959)
                                              ------------      ------------
                           Total Net Assets   $  4,533,944      $  4,097,725
                                              ============      ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..........................    125,000,000       125,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets.............   $    848,925      $    800,375
  Shares issued and outstanding............        100,204           100,212
  Net asset value per share................   $       8.47      $       7.99
                                              ============      ============

Advisors Select: Net Assets................   $    848,643      $    800,106
  Shares issued and outstanding............        100,204           100,212
  Net asset value per share................   $       8.47      $       7.98
                                              ============      ============

Class I: Net Assets........................   $  1,037,577      $    799,844
  Shares issued and outstanding............        122,350           100,107
  Net asset value per share................   $       8.48      $       7.99
                                              ============      ============

Class J: Net Assets........................   $    100,099      $     95,800
  Shares issued and outstanding............         12,125            12,403
  Net asset value per share (a) ...........   $       8.26      $       7.72
                                              ============      ============

Preferred: Net Assets......................   $    849,444      $    800,890
  Shares issued and outstanding............        100,102           100,106
  Net asset value per share................   $       8.49      $       8.00
                                              ============      ============

Select: Net Assets.........................   $    849,256      $    800,710
  Shares issued and outstanding............        100,102           100,106
  Net asset value per share................   $       8.48      $       8.00
                                              ============      ============



(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                   PARTNERS
                                                   SMALLCAP       REAL ESTATE
                                                  VALUE FUND         FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .............  $  4,883,888    $  5,128,868
                                                 ============    ============
ASSETS
Investment in securities--at value.............  $  5,099,079    $  5,210,626
Cash...........................................        89,907          44,724
Receivables:
 Capital Shares sold...........................         4,135           2,869
 Dividends and interest........................         2,539          12,462
 Investment securities sold....................        18,887              --
Prepaid expenses...............................        19,369          19,380
                                                 ------------    ------------
                                   Total Assets     5,233,916       5,290,061
LIABILITIES
Accrued expenses...............................         1,312             656
                                                 ------------    ------------
                              Total Liabilities         1,312             656
                                                 ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ...  $  5,232,604    $  5,289,405
                                                 ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital..  $  5,013,530    $  5,225,005
Accumulated undistributed (overdistributed) net
 investment income (operating loss)............        (2,937)         59,596
Accumulated undistributed (overdistributed) net
 realized gain (loss)..........................         6,820         (76,954)
Net unrealized appreciation (depreciation) of
 investments...................................       215,191          81,758
                                                 ------------    ------------
                               Total Net Assets  $  5,232,604    $  5,289,405
                                                 ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..............................   145,000,000     145,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets.................  $    871,329    $  1,264,982
  Shares issued and outstanding................        83,500         125,119
  Net asset value per share....................  $      10.44    $      10.11
                                                 ============    ============

Advisors Select: Net Assets....................  $    871,085    $  1,266,210
  Shares issued and outstanding................        83,500         125,283
  Net asset value per share....................  $      10.43    $      10.11
                                                 ============    ============

Class I: Net Assets............................  $    873,048    $     10,293
  Shares issued and outstanding................        83,603           1,011
  Net asset value per share....................  $      10.44    $      10.18
                                                 ============    ============

Class J: Net Assets............................  $    873,795    $    217,897
  Shares issued and outstanding................        83,665          21,431
  Net asset value per share (a) ...............  $      10.44    $      10.17
                                                 ============    ============

Preferred: Net Assets..........................  $    871,756    $  1,264,665
  Shares issued and outstanding................        83,500         125,000
  Net asset value per share....................  $      10.44    $      10.12
                                                 ============    ============

Select: Net Assets.............................  $    871,591    $  1,265,358
  Shares issued and outstanding................        83,500         124,999
  Net asset value per share....................  $      10.44    $      10.12
                                                 ============    ============



(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                   SMALLCAP        SMALLCAP
                                                  BLEND FUND      GROWTH FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .............  $  5,062,308    $  5,396,966
                                                 ============    ============
ASSETS
Investment in securities--at value.............  $  5,615,508    $  4,845,100
Cash...........................................        17,053          10,129
Receivables:
 Capital Shares sold...........................        22,013             744
 Dividends and interest........................         4,406             503
 Investment securities sold....................        18,095          73,942
Prepaid expenses...............................        19,380          19,380
                                                 ------------    ------------
                                   Total Assets     5,696,455       4,949,798
LIABILITIES
Accrued expenses...............................           645             468
Payables:
 Investment securities purchased...............        29,056          87,022
                                                 ------------    ------------
                              Total Liabilities        29,701          87,490
                                                 ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ...  $  5,666,754    $  4,862,308
                                                 ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital..  $  5,198,031    $  5,174,109
Accumulated undistributed (overdistributed) net
 investment income (operating loss)............         6,314         (13,848)
Accumulated undistributed (overdistributed) net
 realized gain (loss)..........................       (90,791)        253,913
Net unrealized appreciation (depreciation) of
 investments...................................       553,200        (551,866)
                                                 ------------    ------------
                               Total Net Assets  $  5,666,754    $  4,862,308
                                                 ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..............................   145,000,000     145,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets.................  $  1,366,776    $  1,171,770
  Shares issued and outstanding................       125,214         125,235
  Net asset value per share....................  $      10.92    $       9.36
                                                 ============    ============

Advisors Select: Net Assets....................  $  1,367,323    $  1,203,985
  Shares issued and outstanding................       125,300         128,594
  Net asset value per share....................  $      10.91    $       9.36
                                                 ============    ============

Class I: Net Assets............................  $     10,055    $     18,010
  Shares issued and outstanding................           934           1,988
  Net asset value per share....................  $      10.77    $       9.06
                                                 ============    ============

Class J: Net Assets............................  $    188,907    $    124,814
  Shares issued and outstanding................        17,562          13,800
  Net asset value per share (a) ...............  $      10.76    $       9.04
                                                 ============    ============

Preferred: Net Assets..........................  $  1,366,437    $  1,171,488
  Shares issued and outstanding................       125,000         125,000
  Net asset value per share....................  $      10.93    $       9.37
                                                 ============    ============

Select: Net Assets.............................  $  1,367,256    $  1,172,241
  Shares issued and outstanding................       125,105         124,999
  Net asset value per share....................  $      10.93    $       9.38
                                                 ============    ============



(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                     SMALLCAP
                                                     S&P 600        SMALLCAP
                                                    INDEX FUND     VALUE FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ...............  $  5,251,361   $  5,343,271
                                                   ============   ============
ASSETS
Investment in securities--at value...............  $  5,802,702   $  5,781,375
Cash.............................................        19,654         14,717
Receivables:
 Capital Shares sold.............................        11,043          1,381
 Dividends and interest..........................         1,814          5,375
 Investment securities sold......................           636         29,114
Prepaid expenses.................................        19,380         19,380
                                                   ------------   ------------
                                     Total Assets     5,855,229      5,851,342
LIABILITIES
Accrued expenses.................................           117            676
Payables:
 Investment securities purchased.................         1,205         70,695
                                                   ------------   ------------
                                Total Liabilities         1,322         71,371
                                                   ------------   ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES .....  $  5,853,907   $  5,779,971
                                                   ============   ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital....  $  5,229,242   $  5,144,830
Accumulated undistributed (overdistributed) net
 investment income (operating loss)..............         3,893         16,509
Accumulated undistributed (overdistributed) net
 realized gain (loss)............................        69,431        180,528
Net unrealized appreciation (depreciation) of
 investments.....................................       551,341        438,104
                                                   ------------   ------------
                                 Total Net Assets  $  5,853,907   $  5,779,971
                                                   ============   ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized................................   145,000,000    145,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets...................  $  1,405,812   $  1,407,727
  Shares issued and outstanding..................       125,103        125,108
  Net asset value per share......................  $      11.24   $      11.25
                                                   ============   ============

Advisors Select: Net Assets......................  $  1,405,311   $  1,407,234
  Shares issued and outstanding..................       125,202        125,104
  Net asset value per share......................  $      11.22   $      11.25
                                                   ============   ============

Class I: Net Assets..............................  $      9,914   $     28,023
  Shares issued and outstanding..................           900          2,515
  Net asset value per share......................  $      11.02   $      11.14
                                                   ============   ============

Class J: Net Assets..............................  $    222,257   $    121,544
  Shares issued and outstanding..................        20,191         10,921
  Net asset value per share (a) .................  $      11.01   $      11.13
                                                   ============   ============

Preferred: Net Assets............................  $  1,404,357   $  1,407,275
  Shares issued and outstanding..................       125,000        125,000
  Net asset value per share......................  $      11.23   $      11.26
                                                   ============   ============

Select: Net Assets...............................  $  1,406,256   $  1,408,168
  Shares issued and outstanding..................       125,100        125,104
  Net asset value per share......................  $      11.24   $      11.26
                                                   ============   ============



(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                  TECHNOLOGY
                                                                     FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ............................   $  4,694,365
                                                                 ============
ASSETS
Investment in securities--at value............................   $  3,891,372
Cash..........................................................        240,541
Receivables:
 Capital Shares sold..........................................            829
 Dividends and interest.......................................          2,094
 Net foreign currency contracts...............................          4,854
Prepaid expenses..............................................         19,380
                                                                 ------------
                                                  Total Assets      4,159,070
LIABILITIES
Accrued expenses..............................................            537
                                                                 ------------
                                             Total Liabilities            537
                                                                 ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ..................   $  4,158,533
                                                                 ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital.................   $  5,363,494
Accumulated undistributed (overdistributed) net investment
 income (operating loss)......................................         21,099
Accumulated undistributed (overdistributed) net realized gain
 (loss).......................................................       (427,160)
Net unrealized appreciation (depreciation) of investments.....       (802,993)
Net unrealized appreciation (depreciation) on translation of
 assets and liabilities in foreign currencies.................          4,093
                                                                 ------------
                                              Total Net Assets   $  4,158,533
                                                                 ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.............................................    125,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets................................   $    747,103
  Shares issued and outstanding...............................         98,728
  Net asset value per share...................................   $       7.57
                                                                 ============

Advisors Select: Net Assets...................................   $    746,868
  Shares issued and outstanding...............................         98,842
  Net asset value per share...................................   $       7.56
                                                                 ============

Class I: Net Assets...........................................   $  1,027,368
  Shares issued and outstanding...............................        135,372
  Net asset value per share...................................   $       7.59
                                                                 ============

Class J: Net Assets...........................................   $    142,295
  Shares issued and outstanding...............................         19,047
  Net asset value per share (a) ..............................   $       7.47
                                                                 ============

Preferred: Net Assets.........................................   $    747,531
  Shares issued and outstanding...............................         98,728
  Net asset value per share...................................   $       7.57
                                                                 ============

Select: Net Assets............................................   $    747,368
  Shares issued and outstanding...............................         98,728
  Net asset value per share...................................   $       7.57
                                                                 ============



(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                      BOND &
                                                                     MORTGAGE
                                                        BALANCED    SECURITIES
                                                        FUND (B)     FUND (B)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends...........................................  $  12,526     $     --
 Interest............................................     57,609      283,183
                                                       ---------     --------
                                         Total Income     70,135      283,183
Expenses:
 Management and investment advisory fees.............     10,416       23,530
 Distribution fees...................................      1,814        3,254
 Administrative service fees.........................      2,057        4,192
 Service fees........................................      3,908        7,960
 Shareholder reports - Class J (a) ..................          7            7
 Transfer and administrative fees - Class J (a) .....         36           36
                                                       ---------     --------
                                       Total Expenses     18,238       38,979
                                                       ---------     --------
               Net Investment Income (Operating Loss)     51,897      244,204

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net realized gain (loss) from:
 Investment transactions.............................     (9,368)     143,975
Change in unrealized appreciation/depreciation of:
 Investments.........................................   (194,027)     116,756
                                                       ---------     --------
           Net Realized and Unrealized Gain (Loss) on
                                          Investments   (203,395)     260,731
                                                       ---------     --------
 Net Increase (Decrease) in Net Assets Resulting from
                                           Operations  $(151,498)    $504,935
                                                       =========     ========



(a)Period from February 27, 2001 (inception date of Class) through April 30,
2001.
(b)Period from December 1, 2000 (date operations commenced) through April 30, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                               EUROPEAN        GOVERNMENT
                                               FUND (B)    SECURITIES FUND (C)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends..................................  $  34,550         $     --
 Withholding tax on foreign dividends.......     (4,086)              --
 Interest...................................      3,105          277,319
                                              ---------         --------
                                Total Income     33,569          277,319
Expenses:
 Management and investment advisory fees....     21,207           16,992
 Distribution fees..........................      1,866            3,220
 Administrative service fees................      2,099            4,165
 Service fees...............................      3,988            7,910
 Shareholder reports - Class J (a) .........          7                7
 Transfer and administrative fees - Class J
  (a) ......................................         36               36
                                              ---------         --------
                              Total Expenses     29,203           32,330
                                              ---------         --------
      Net Investment Income (Operating Loss)      4,366          244,989

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions....................   (143,320)            (393)
 Foreign currency transactions..............     27,317               --
Change in unrealized
 appreciation/depreciation of:
 Investments................................   (134,084)         185,794
 Translation of assets and liabilities in
  foreign currencies........................      5,464               --
                                              ---------         --------
  Net Realized and Unrealized Gain (Loss) on
          Investments and Foreign Currencies   (244,623)         185,401
                                              ---------         --------
       Net Increase (Decrease) in Net Assets
                   Resulting from Operations  $(240,257)        $430,390
                                              =========         ========



(a)Period from February 27, 2001 (inception date of Class) through April 30,
2001.
(b)Period from November 30, 2000 (date operations commenced) through April 30, 2001.
(c)Period from December 1, 2000 (date operations commenced) through April 30, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                               HIGH QUALITY      HIGH QUALITY
                                             INTERMEDIATE-TERM     LONG-TERM
                                               BOND FUND (B)     BOND FUND (C)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Interest..................................      $278,892          $282,289
                                                 --------          --------
                               Total Income       278,892           282,289
Expenses:
 Management and investment advisory fees...        17,144            17,430
 Distribution fees.........................         3,255             3,227
 Administrative service fees...............         4,397             4,274
 Service fees..............................         7,998             8,114
 Shareholder reports - Class J (a) ........             7                 7
 Transfer and administrative fees - Class J
  (a) .....................................            39                36
                                                 --------          --------
                             Total Expenses        32,840            33,088
                                                 --------          --------
     Net Investment Income (Operating Loss)       246,052           249,201

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net realized gain (loss) from:
 Investment transactions...................        70,883           103,026
Change in unrealized
 appreciation/depreciation of:
 Investments...............................       127,590             3,259
                                                 --------          --------
 Net Realized and Unrealized Gain (Loss) on
                                Investments       198,473           106,285
                                                 --------          --------
      Net Increase (Decrease) in Net Assets
                  Resulting from Operations      $444,525          $355,486
                                                 ========          ========



(a)Period from February 27, 2001 (inception date of Class) through April 30,
2001.
(b)Period from November 30, 2000 (date operations commenced) through April 30, 2001.
(c)Period from November 27, 2000 (date operations commenced) through April 30, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                              HIGH QUALITY     INTERNATIONAL
                                               SHORT-TERM         EMERGING
                                              BOND FUND (B)   MARKETS FUND (C)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends..................................    $     --          $47,845
 Withholding tax on foreign dividends.......          --           (2,500)
 Interest...................................     277,541           16,683
                                                --------          -------
                                Total Income     277,541           62,028
Expenses:
 Management and investment advisory fees....      17,187           29,119
 Distribution fees..........................       3,227            1,666
 Administrative service fees................       4,215            2,112
 Service fees...............................       8,004            4,009
 Shareholder reports - Class J (a) .........           7                7
 Transfer and administrative fees - Class J
  (a) ......................................          37               36
                                                --------          -------
                              Total Expenses      32,677           36,949
                                                --------          -------
      Net Investment Income (Operating Loss)     244,864           25,079

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions....................      36,669           (3,957)
 Foreign currency transactions..............          --           (5,580)
Change in unrealized
 appreciation/depreciation of:
 Investments................................     208,578           21,263
 Translation of assets and liabilities in
  foreign currencies........................          --             (149)
                                                --------          -------
  Net Realized and Unrealized Gain (Loss) on
          Investments and Foreign Currencies     245,247           11,577
                                                --------          -------
       Net Increase (Decrease) in Net Assets
                   Resulting from Operations    $490,111          $36,656
                                                ========          =======



(a)Period from February 27, 2001 (inception date of Class) through April 30,
2001.
(b)Period from November 29, 2000 (date operations commenced) through April 30, 2001.
(c)Period from November 30, 2000 (date operations commenced) through April 30, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                 INTERNATIONAL   INTERNATIONAL
                                                  FUND I (B)      FUND II (C)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends.....................................   $  30,314       $  29,731
 Withholding tax on foreign dividends..........      (3,910)         (3,436)
 Interest......................................      12,498           1,907
                                                  ---------       ---------
                                   Total Income      38,902          28,202
Expenses:
 Management and investment advisory fees.......      18,578          20,490
 Distribution fees.............................       1,563           1,282
 Administrative service fees...................       2,011             777
 Service fees..................................       3,818           1,482
 Shareholder reports - Class J (a) ............           7               7
 Transfer and administrative fees - Class J (a)          36              36
                                                  ---------       ---------
                                 Total Expenses      26,013          24,074
                                                  ---------       ---------
         Net Investment Income (Operating Loss)      12,889           4,128

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.......................    (211,957)       (104,962)
 Foreign currency transactions.................        (509)         64,565
Change in unrealized appreciation/depreciation
 of:
 Investments...................................    (181,787)       (316,320)
 Translation of assets and liabilities in
  foreign currencies...........................        (146)         (2,685)
                                                  ---------       ---------
     Net Realized and Unrealized Gain (Loss) on
             Investments and Foreign Currencies    (394,399)       (359,402)
                                                  ---------       ---------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations   $(381,510)      $(355,274)
                                                  =========       =========



(a)Period from February 27, 2001 (inception date of Class) through April 30,
2001.
(b)Period from November 28, 2000 (date operations commenced) through April 30, 2001.
(c)Period from November 27, 2000 (date operations commenced) through April 30, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                              INTERNATIONAL        LARGECAP
                                            SMALLCAP FUND (B)   BLEND FUND (C)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends................................     $  31,004          $  20,600
 Withholding tax on foreign dividends.....        (3,606)                --
 Interest.................................        19,743              8,197
                                               ---------          ---------
                              Total Income        47,141             28,797
Expenses:
 Management and investment advisory fees..        24,438              8,870
 Distribution fees........................         1,541              1,494
 Administrative service fees..............         1,988              1,924
 Service fees.............................         3,775              3,652
 Shareholder reports - Class J (a) .......             7                  7
 Transfer and administrative fees - Class
  J (a)...................................            36                 36
                                               ---------          ---------
                            Total Expenses        31,785             15,983
                                               ---------          ---------
    Net Investment Income (Operating Loss)        15,356             12,814

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions..................      (383,961)           (60,400)
 Foreign currency transactions............        (1,519)                --
Change in unrealized
 appreciation/depreciation of:
 Investments..............................       (35,436)          (477,861)
 Translation of assets and liabilities in
  foreign currencies......................          (459)                --
                                               ---------          ---------
Net Realized and Unrealized Gain (Loss) on
        Investments and Foreign Currencies      (421,375)          (538,261)
                                               ---------          ---------
     Net Increase (Decrease) in Net Assets
                 Resulting from Operations     $(406,019)         $(525,447)
                                               =========          =========



(a)Period from February 27, 2001 (inception date of Class) through April 30,
2001.
(b)Period from November 29, 2000 (date operations commenced) through April 30, 2001.
(c)Period from November 28, 2000 (date operations commenced) through April 30, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                   LARGECAP
                                                  LARGECAP       S&P 500 INDEX
                                               GROWTH FUND (B)     FUND (C)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends...................................   $     9,283       $  22,730
 Interest....................................        10,797           5,364
                                                -----------       ---------
                                 Total Income        20,080          28,094
Expenses:
 Management and investment advisory fees.....         9,961           3,031
 Distribution fees...........................         1,296           1,589
 Administrative service fees.................         1,755           1,971
 Service fees................................         3,331           3,742
 Shareholder reports - Class J (a) ..........             7               7
 Transfer and administrative fees - Class J
  (a) .......................................            35              37
                                                -----------       ---------
                               Total Expenses        16,385          10,377
                                                -----------       ---------
       Net Investment Income (Operating Loss)         3,695          17,717

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.....................      (279,823)             78
Change in unrealized
 appreciation/depreciation of:
 Investments.................................      (889,130)       (247,007)
                                                -----------       ---------
   Net Realized and Unrealized Gain (Loss) on
           Investments and Foreign Currencies    (1,168,953)       (246,929)
                                                -----------       ---------
        Net Increase (Decrease) in Net Assets
                    Resulting from Operations   $(1,165,258)      $(229,212)
                                                ===========       =========



(a)Period from February 27, 2001 (inception date of Class) through April 30,
2001.
(b)Period from November 27, 2000 (date operations commenced) through April 30, 2001.
(c)Period from December 1, 2000 (date operations commenced) through April 30, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                   LARGECAP        LIFETIME
                                                VALUE FUND (A)   2010 FUND (C)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends....................................   $ 32,214            $310
 Interest.....................................      8,469               6
                                                 --------            ----
                                  Total Income     40,683             316
Expenses:
 Management and investment advisory fees......     10,125              10
 Distribution fees............................      2,180              11
 Administrative service fees..................      2,245               6
 Service fees.................................      4,268              15
 Shareholder reports - Class J................          7(b)           --
 Transfer and administrative fees - Class J...         36(b)           --
                                                 --------            ----
                                Total Expenses     18,861              42
                                                 --------            ----
        Net Investment Income (Operating Loss)     21,822             274

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions......................      5,145              (1)
Change in unrealized appreciation/depreciation
 of:
 Investments..................................    281,583             (80)
                                                 --------            ----
    Net Realized and Unrealized Gain (Loss) on
            Investments and Foreign Currencies    286,728             (81)
                                                 --------            ----
         Net Increase (Decrease) in Net Assets
                     Resulting from Operations   $308,550            $193
                                                 ========            ====



(a)Period from December 1, 2000 (date operations commenced) through April 30, 2001.
(b)Period from February 27, 2001 (inception date of Class) through April 30,
2001.
(c)Period from March 1, 2001 (date operations commenced) through April 30, 2001. See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                   LIFETIME        LIFETIME
                                                 2020 FUND (A)   2030 FUND (A)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends.....................................      $259            $207
 Interest......................................         6               6
                                                     ----            ----
                                   Total Income       265             213
Expenses:
 Management and investment advisory fees.......        10              10
 Distribution fees.............................        11              11
 Administrative service fees...................         7               7
 Service fees..................................        14              14
                                                     ----            ----
                                 Total Expenses        42              42
                                                     ----            ----
         Net Investment Income (Operating Loss)       223             171

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Change in unrealized appreciation/depreciation
 of:
 Investments...................................       (75)             (5)
                                                     ----            ----
     Net Realized and Unrealized Gain (Loss) on
             Investments and Foreign Currencies       (75)             (5)
                                                     ----            ----
Net Increase (Decrease) in Net Assets Resulting
                                from Operations      $148            $166
                                                     ====            ====



(a)Period from March 1, 2001 (date operations commenced) through April 30, 2001. See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                   LIFETIME        LIFETIME
                                                 2040 FUND (A)   2050 FUND (A)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends.....................................      $155            $103
 Interest......................................         6               6
                                                     ----            ----
                                   Total Income       161             109
Expenses:
 Management and investment advisory fees.......        10              10
 Distribution fees.............................        11              11
 Administrative service fees...................         6               7
 Service fees..................................        14              13
                                                     ----            ----
                                 Total Expenses        41              41
                                                     ----            ----
         Net Investment Income (Operating Loss)       120              68

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Change in unrealized appreciation/depreciation
 of:
 Investments...................................        51             126
                                                     ----            ----
     Net Realized and Unrealized Gain (Loss) on
             Investments and Foreign Currencies        51             126
                                                     ----            ----
Net Increase (Decrease) in Net Assets Resulting
                                from Operations      $171            $194
                                                     ====            ====



(a)Period from March 1, 2001 (date operations commenced) through April 30, 2001. See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                 LIFETIME
                                                 STRATEGIC          MIDCAP
                                              INCOME FUND (A)   BLEND FUND (B)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends..................................       $353          $ 23,047
 Interest...................................          6            12,036
                                                   ----          --------
                                Total Income        359            35,083
Expenses:
 Management and investment advisory fees....         10            13,676
 Distribution fees..........................         11             1,679
 Administrative service fees................          7             2,063
 Service fees...............................         15             3,918
 Shareholder reports - Class J..............         --                 7(c)
 Transfer and administrative fees - Class J.         --                36(c)
                                                   ----          --------
                              Total Expenses         43            21,379
                                                   ----          --------
      Net Investment Income (Operating Loss)        316            13,704

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions....................         --           (59,829)
 Other investment companies.................         --               214
Change in unrealized
 appreciation/depreciation of:
 Investments................................        (71)          197,822
                                                   ----          --------
  Net Realized and Unrealized Gain (Loss) on
          Investments and Foreign Currencies        (71)          138,207
                                                   ----          --------
       Net Increase (Decrease) in Net Assets
                   Resulting from Operations       $245          $151,911
                                                   ====          ========



(a)Period from March 1, 2001 (date operations commenced) through April 30, 2001.
(b)Period from December 1, 2000 (date operations commenced) through April 30, 2001.
(c)Period from February 27, 2001 (inception date of Class) through April 30,
2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                      MIDCAP        MIDCAP
                                                      GROWTH     S&P 400 INDEX
                                                     FUND (B)      FUND (C)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends........................................  $   2,458      $ 19,976
 Interest.........................................      6,065         5,742
                                                    ---------      --------
                                      Total Income      8,523        25,718
Expenses:
 Management and investment advisory fees..........     12,258         3,167
 Distribution fees................................      1,330         1,662
 Administrative service fees......................      1,830         2,071
 Service fees.....................................      3,473         3,933
 Shareholder reports - Class J (a) ...............          7             7
 Transfer and administrative fees - Class J (a) ..         36            36
                                                    ---------      --------
                                    Total Expenses     18,934        10,876
                                                    ---------      --------
            Net Investment Income (Operating Loss)    (10,411)       14,842

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions..........................   (264,740)       16,207
Change in unrealized appreciation/depreciation of:
 Investments......................................   (560,266)      195,064
                                                    ---------      --------
        Net Realized and Unrealized Gain (Loss) on
                Investments and Foreign Currencies   (825,006)      211,271
                                                    ---------      --------
   Net Increase (Decrease) in Net Assets Resulting
                                   from Operations  $(835,417)     $226,113
                                                    =========      ========



(a)Period from February 27, 2001 (inception date of Class) through April 30,
2001.
(b)Period from November 27, 2000 (date operations commenced) through April 30, 2001.
(c)Period from December 1, 2000 (date operations commenced) through April 30, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                           MIDCAP      MONEY
                                                            VALUE     MARKET
                                                          FUND (B)    FUND (C)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends..............................................  $ 29,468   $     --
 Interest...............................................    11,035    130,294
                                                          --------   --------
                                            Total Income    40,503    130,294
Expenses:
 Management and investment advisory fees................    14,273      8,662
 Distribution fees......................................     1,763        510
 Administrative service fees............................     2,155      1,979
 Service fees...........................................     4,091      3,741
 Shareholder reports - Class J (a) .....................         7          7
 Transfer and administrative fees - Class J (a) ........        36         63
                                                          --------   --------
                                          Total Expenses    22,325     14,962
                                                          --------   --------
                  Net Investment Income (Operating Loss)    18,178    115,332

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions................................   158,022         --
Change in unrealized appreciation/depreciation of:
 Investments............................................   297,404         --
                                                          --------   --------
  Net Realized and Unrealized Gain (Loss) on Investments
                                  and Foreign Currencies   455,426         --
                                                          --------   --------
    Net Increase (Decrease) in Net Assets Resulting from
                                              Operations  $473,604   $115,332
                                                          ========   ========



(a)Period from February 27, 2001 (inception date of Class) through April 30,
2001.
(b)Period from November 29, 2000 (date operations commenced) through April 30, 2001.
(c)Period from November 28, 2000 (date operations commenced) through April 30, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                   PARTNERS
                                                  PACIFIC          LARGECAP
                                               BASIN FUND (B)   BLEND FUND (C)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends...................................    $  17,050        $ 30,754
 Interest....................................        2,812          12,422
                                                 ---------        --------
                                 Total Income       19,862          43,176
Expenses:
 Management and investment advisory fees.....       19,090          16,188
 Distribution fees...........................        1,484           1,396
 Administrative service fees.................        1,867             851
 Service fees................................        3,545           1,624
 Shareholder reports - Class J (a) ..........            7               7
 Transfer and administrative fees - Class J
  (a) .......................................           36              36
                                                 ---------        --------
                               Total Expenses       26,029          20,102
                                                 ---------        --------
       Net Investment Income (Operating Loss)       (6,167)         23,074

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.....................      (44,797)        (46,236)
 Foreign currency transactions...............       85,830              --
Change in unrealized
 appreciation/depreciation of:
 Investments.................................     (456,913)        155,157
 Translation of assets and liabilities in
  foreign currencies.........................       (3,758)             --
                                                 ---------        --------
   Net Realized and Unrealized Gain (Loss) on
           Investments and Foreign Currencies     (419,638)        108,921
                                                 ---------        --------
        Net Increase (Decrease) in Net Assets
                    Resulting from Operations    $(425,805)       $131,995
                                                 =========        ========



(a)Period from February 27, 2001 (inception date of Class) through April 30,
2001.
(b)Period from November 30, 2000 (date operations commenced) through April 30, 2001.
(c)Period from November 29, 2000 (date operations commenced) through April 30, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                PARTNERS          PARTNERS
                                             LARGECAP GROWTH   LARGECAP GROWTH
                                               FUND I (B)        FUND II (C)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends.................................    $  13,022         $  11,287
 Interest..................................        4,578             7,175
                                               ---------         ---------
                               Total Income       17,600            18,462
Expenses:
 Management and investment advisory fees...       14,433            19,060
 Distribution fees.........................        1,198             1,188
 Administrative service fees...............          719               717
 Service fees..............................        1,373             1,369
 Shareholder reports - Class J (a) ........            7                 7
 Transfer and administrative fees - Class J
  (a) .....................................           36                39
                                               ---------         ---------
                             Total Expenses       17,766            22,380
                                               ---------         ---------
     Net Investment Income (Operating Loss)         (166)           (3,918)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions...................     (171,704)         (417,477)
Change in unrealized
 appreciation/depreciation of:
 Investments...............................     (505,980)         (231,305)
                                               ---------         ---------
 Net Realized and Unrealized Gain (Loss) on
         Investments and Foreign Currencies     (677,684)         (648,782)
                                               ---------         ---------
      Net Increase (Decrease) in Net Assets
                  Resulting from Operations    $(677,850)        $(652,700)
                                               =========         =========



(a)Period from February 27, 2001 (inception date of Class) through April 30,
2001.
(b)Period from November 28, 2000 (date operations commenced) through April 30, 2001.
(c)Period from November 30, 2000 (date operations commenced) through April 30, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                    PARTNERS        PARTNERS
                                                 LARGECAP VALUE   MIDCAP BLEND
                                                    FUND (A)        FUND (C)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends.....................................   $ 52,964         $  5,740
 Interest......................................      5,403            4,373
                                                  --------         --------
                                   Total Income     58,367           10,113
Expenses:
 Management and investment advisory fees.......     18,407            7,983
 Distribution fees.............................      1,500            1,566
 Administrative service fees...................        916              586
 Service fees..................................      1,748            1,119
 Shareholder reports - Class J.................          7(b)             6
 Transfer and administrative fees - Class J....         36(b)            38
                                                  --------         --------
                                 Total Expenses     22,614           11,298
                                                  --------         --------
         Net Investment Income (Operating Loss)     35,753           (1,185)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net realized gain (loss) from:
 Investment transactions.......................     49,716          (38,045)
Change in unrealized appreciation/depreciation
 of:
 Investments...................................    418,103          114,725
                                                  --------         --------
     Net Realized and Unrealized Gain (Loss) on
                                    Investments    467,819           76,680
                                                  --------         --------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations   $503,572         $ 75,495
                                                  ========         ========



(a)Period from November 27, 2000 (date operations commenced) through April 30, 2001.
(b)Period from February 27, 2001 (inception date of Class) through April 30,
2001.
(c)Period from March 1, 2001 (date operations commenced) through April 30, 2001. See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                    PARTNERS        PARTNERS
                                                  MIDCAP GROWTH   MIDCAP VALUE
                                                    FUND (B)        FUND (C)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends.....................................    $   2,770       $  20,746
 Interest......................................        6,279          11,376
                                                   ---------       ---------
                                   Total Income        9,049          32,122
Expenses:
 Management and investment advisory fees.......       19,493          22,403
 Distribution fees.............................        1,390           1,431
 Administrative service fees...................        1,894             870
 Service fees..................................        3,595           1,661
 Shareholder reports - Class J (a) ............            7               7
 Transfer and administrative fees - Class J (a)           23              36
                                                   ---------       ---------
                                 Total Expenses       26,402          26,408
                                                   ---------       ---------
         Net Investment Income (Operating Loss)      (17,353)          5,714

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.......................     (837,850)       (103,749)
Change in unrealized appreciation/depreciation
 of:
 Investments...................................      248,970         398,068
                                                   ---------       ---------
     Net Realized and Unrealized Gain (Loss) on
             Investments and Foreign Currencies     (588,880)        294,319
                                                   ---------       ---------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations    $(606,233)      $ 300,033
                                                   =========       =========



(a)Period from February 27, 2001 (inception date of Class) through April 30,
2001.
(b)Period from November 29, 2000 (date operations commenced) through April 30, 2001.
(c)Period from November 28, 2000 (date operations commenced) through April 30, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                PARTNERS          PARTNERS
                                             SMALLCAP GROWTH   SMALLCAP GROWTH
                                               FUND I (B)        FUND II (C)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends.................................    $   1,425        $     1,365
 Interest..................................        7,423             14,085
                                               ---------        -----------
                               Total Income        8,848             15,450
Expenses:
 Management and investment advisory fees...       20,666             18,313
 Distribution fees.........................        1,142              1,090
 Administrative service fees...............          690                657
 Service fees..............................        1,317              1,254
 Shareholder reports - Class J (a) ........            7                  7
 Transfer and administrative fees - Class J
  (a) .....................................           36                 36
                                               ---------        -----------
                             Total Expenses       23,858             21,357
                                               ---------        -----------
     Net Investment Income (Operating Loss)      (15,010)            (5,907)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions...................     (565,425)          (641,073)
Change in unrealized
 appreciation/depreciation of:
 Investments...............................     (174,705)          (355,959)
                                               ---------        -----------
 Net Realized and Unrealized Gain (Loss) on
         Investments and Foreign Currencies     (740,130)          (997,032)
                                               ---------        -----------
      Net Increase (Decrease) in Net Assets
                  Resulting from Operations    $(755,140)       $(1,002,939)
                                               =========        ===========



(a)Period from February 27, 2001 (inception date of Class) through April 30,
2001.
(b)Period from November 28, 2000 (date operations commenced) through April 30, 2001.
(c)Period from November 29, 2000 (date operations commenced) through April 30, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                     PARTNERS
                                                     SMALLCAP      REAL ESTATE
                                                  VALUE FUND (A)    FUND (B)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends......................................    $  5,217       $119,693
 Interest.......................................       3,519          9,441
                                                    --------       --------
                                    Total Income       8,736        129,134
Expenses:
 Management and investment advisory fees........       8,255         17,910
 Distribution fees..............................       1,619          1,695
 Administrative service fees....................         606          2,066
 Service fees...................................       1,157          3,924
 Shareholder reports - Class J..................           6              7(c)
 Transfer and administrative fees - Class J.....          30             36(c)
                                                    --------       --------
                                  Total Expenses      11,673         25,638
                                                    --------       --------
          Net Investment Income (Operating Loss)      (2,937)       103,496

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions........................       6,820        (91,846)
 Other investment companies.....................          --         14,892
Change in unrealized appreciation/depreciation
 of:
 Investments....................................     215,191         81,758
                                                    --------       --------
      Net Realized and Unrealized Gain (Loss) on
              Investments and Foreign Currencies     222,011          4,804
                                                    --------       --------
 Net Increase (Decrease) in Net Assets Resulting
                                 from Operations    $219,074       $108,300
                                                    ========       ========



(a)Period from March 1, 2001 (date operations commenced) through April 30, 2001.
(b)Period from November 30, 2000 (date operations commenced) through April 30, 2001.
(c)Period from February 27, 2001 (inception date of Class) through April 30,
2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                 SMALLCAP         SMALLCAP
                                              BLEND FUND (B)   GROWTH FUND (C)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends..................................    $ 26,235         $   2,872
 Interest...................................      11,398             5,164
                                                --------         ---------
                                Total Income      37,633             8,036
Expenses:
 Management and investment advisory fees....      16,906            14,798
 Distribution fees..........................       1,765             1,467
 Administrative service fees................       2,209             1,924
 Service fees...............................       4,196             3,652
 Shareholder reports - Class J (a) .........           7                 7
 Transfer and administrative fees - Class J
  (a) ......................................          36                36
                                                --------         ---------
                              Total Expenses      25,119            21,884
                                                --------         ---------
      Net Investment Income (Operating Loss)      12,514           (13,848)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions....................     (90,791)          253,913
Change in unrealized
 appreciation/depreciation of:
 Investments................................     553,200          (551,866)
                                                --------         ---------
  Net Realized and Unrealized Gain (Loss) on
          Investments and Foreign Currencies     462,409          (297,953)
                                                --------         ---------
       Net Increase (Decrease) in Net Assets
                   Resulting from Operations    $474,923         $(311,801)
                                                ========         =========



(a)Period from February 27, 2001 (inception date of Class) through April 30,
2001.
(b)Period from November 28, 2000 (date operations commenced) through April 30, 2001.
(c)Period from November 27, 2000 (date operations commenced) through April 30, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                  SMALLCAP
                                                   S&P 600         SMALLCAP
                                                INDEXFUND (B)   VALUE FUND (C)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends....................................    $ 16,640         $ 42,650
 Interest.....................................       5,546           11,813
                                                  --------         --------
                                  Total Income      22,186           54,463
Expenses:
 Management and investment advisory fees......       3,433           16,825
 Distribution fees............................       1,810            1,802
 Administrative service fees..................       2,245            2,202
 Service fees.................................       4,262            4,182
 Shareholder reports - Class J (a) ...........           7                7
 Transfer and administrative fees - Class J
  (a) ........................................          36               36
                                                  --------         --------
                                Total Expenses      11,793           25,054
                                                  --------         --------
        Net Investment Income (Operating Loss)      10,393           29,409

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions......................      65,668          180,528
 Other investment companies...................       3,763               --
Change in unrealized appreciation/depreciation
 of:
 Investments..................................     551,341          438,104
                                                  --------         --------
    Net Realized and Unrealized Gain (Loss) on
            Investments and Foreign Currencies     620,772          618,632
                                                  --------         --------
         Net Increase (Decrease) in Net Assets
                     Resulting from Operations    $631,165         $648,041
                                                  ========         ========



(a)Period from February 27, 2001 (inception date of Class) through April 30,
2001.
(b)Period from November 30, 2000 (date operations commenced) through April 30, 2001.
(c)Period from November 29, 2000 (date operations commenced) through April 30, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                   TECHNOLOGY
                                                                    FUND (B)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends.....................................................   $     6,468
 Interest......................................................         2,880
                                                                  -----------
                                                   Total Income         9,348
Expenses:
 Management and investment advisory fees.......................        18,114
 Distribution fees.............................................         1,045
 Administrative service fees...................................           623
 Service fees..................................................         1,190
 Shareholder reports - Class J (a) ............................             7
 Transfer and administrative fees - Class J (a) ...............            36
                                                                  -----------
                                                 Total Expenses        21,015
                                                                  -----------
                         Net Investment Income (Operating Loss)       (11,667)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.......................................      (427,160)
 Foreign currency transactions.................................        32,766
Change in unrealized appreciation/depreciation of:
 Investments...................................................      (802,993)
 Translation of assets and liabilities in foreign currencies...         4,093
                                                                  -----------
     Net Realized and Unrealized Gain (Loss) on Investments and
                                             Foreign Currencies    (1,193,294)
                                                                  -----------
Net Increase (Decrease) in Net Assets Resulting from Operations   $(1,204,961)
                                                                  ===========



(a)Period from February 27, 2001 (inception date of Class) through April 30,
2001.
(b)Period from November 27, 2000 (date operations commenced) through April 30, 2001.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                     BOND &
                                                                    MORTGAGE
                                                     BALANCED      SECURITIES
                                                     FUND (B)       FUND (B)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss)...........  $    51,897    $   244,204
Net realized gain (loss) from investment
 transactions and foreign currency transactions..       (9,368)       143,975
Change in unrealized appreciation/depreciation of
 investments and translations of assets and
 liabilities in foreign currencies...............     (194,027)       116,756
                                                   -----------    -----------
  Net Increase (Decrease) in Net Assets Resulting
                                  from Operations     (151,498)       504,935
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
 Advisors Preferred..............................         (233)       (25,338)
 Advisors Select.................................         (233)       (24,595)
 Class I (a) ....................................           --           (780)
 Class J (a) ....................................           --         (1,135)
 Preferred.......................................      (10,951)      (167,355)
 Select..........................................         (233)       (26,205)
                                                   -----------    -----------
                Total Dividends and Distributions      (11,650)      (245,408)
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Advisors Preferred..............................    1,214,372      2,562,449
 Advisors Select.................................    1,934,921      2,562,375
 Class I (a) ....................................       10,000         77,321
 Class J (a) ....................................      274,655        327,462
 Preferred.......................................    4,700,000      9,700,000
 Select..........................................    1,214,339      2,562,376
Shares issued in reinvestment of dividends and
 distributions:
 Class I (a) ....................................           --            678
 Class J (a) ....................................           --            263
Shares redeemed:
 Class I (a) ....................................           --            (50)
 Class J (a) ....................................           --           (919)
 Preferred.......................................   (3,343,050)    (7,387,200)
                                                   -----------    -----------
       Net Increase (Decrease) in Net Assets from
                       Capital Share Transactions    6,005,237     10,404,755
                                                   -----------    -----------
                        Total Increase (Decrease)    5,842,089     10,664,282
NET ASSETS
Beginning of period..............................           --             --
                                                   -----------    -----------
End of period (including undistributed net
 investment income as set forth below)...........  $ 5,842,089    $10,664,282
                                                   ===========    ===========
Undistributed Net Investment Income (Operating
 Loss)...........................................  $    40,247    $    (1,204)
                                                   ===========    ===========



(a)Period from February 27, 2001 (inception date of Class) through April 30,
2001.
(b)Period from December 1, 2000 (date operations commenced) through April 30, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                              EUROPEAN         GOVERNMENT
                                              FUND (B)     SECURITIES FUND (C)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss)....  $     4,366       $   244,989
Net realized gain (loss) from investment
 transactions and foreign currency
 transactions.............................     (116,003)             (393)
Change in unrealized
 appreciation/depreciation of investments
 and translations of assets and
 liabilities in foreign currencies........     (128,620)          185,794
                                            -----------       -----------
     Net Increase (Decrease) in Net Assets
                 Resulting from Operations     (240,257)          430,390
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment income:
 Advisors Preferred.......................           --           (25,664)
 Advisors Select..........................           --           (24,921)
 Class I (a) .............................           --              (566)
 Class J (a) .............................           --            (1,049)
 Preferred................................           --          (170,030)
 Select...................................           --           (26,480)
                                            -----------       -----------
         Total Dividends and Distributions           --          (248,710)
CAPITAL SHARE TRANSACTIONS
Shares Sold:
 Advisors Preferred.......................    1,192,522         2,545,649
 Advisors Select..........................    2,213,840         2,547,121
 Class I (a) .............................       10,000            54,880
 Class J (a) .............................      105,949           252,852
 Preferred................................    4,700,000         9,699,999
 Select...................................    1,192,489         2,545,575
Shares issued in reinvestment of dividends
 and distributions:
 Class I (a) .............................           --               461
 Class J (a) .............................           --               159
Shares redeemed:
 Advisors Select..........................           --               (83)
 Class I (a) .............................           --               (33)
 Preferred................................   (3,277,500)       (7,336,800)
                                            -----------       -----------
Net Increase (Decrease) in Net Assets from
                Capital Share Transactions    6,137,300        10,309,780
                                            -----------       -----------
                 Total Increase (Decrease)    5,897,043        10,491,460
NET ASSETS
Beginning of period.......................           --                --
                                            -----------       -----------
End of period (including undistributed net
 investment income as set forth below)....  $ 5,897,043       $10,491,460
                                            ===========       ===========
Undistributed Net Investment Income
 (Operating Loss).........................  $    31,683       $    (3,721)
                                            ===========       ===========



(a)Period from February 27, 2001 (inception date of Class) through April 30,
2001.
(b)Period from November 30, 2000 (date operations commenced) through April 30, 2001.
(c)Period from December 1, 2000 (date operations commenced) through April 30, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                               HIGH QUALITY      HIGH QUALITY
                                             INTERMEDIATE-TERM     LONG-TERM
                                               BOND FUND (B)     BOND FUND (C)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).....    $   246,052       $   249,201
Net realized gain (loss) from investment
 transactions and foreign currency
 transactions..............................         70,883           103,026
Change in unrealized
 appreciation/depreciation of investments
 and translations of assets and liabilities
 in foreign currencies.....................        127,590             3,259
                                               -----------       -----------
      Net Increase (Decrease) in Net Assets
                  Resulting from Operations        444,525           355,486
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
 Advisors Preferred........................        (24,753)          (24,981)
 Advisors Select...........................        (24,357)          (24,215)
 Class I (a) ..............................           (100)             (101)
 Class J (a) ..............................           (934)             (865)
 Preferred.................................       (170,366)         (173,695)
 Select....................................        (25,568)          (25,848)
                                               -----------       -----------
          Total Dividends and Distributions       (246,078)         (249,705)
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Advisors Preferred........................      2,552,849         2,543,249
 Advisors Select...........................      2,647,582         2,543,175
 Class I (a) ..............................         10,000             9,999
 Class J (a) ..............................        126,319           109,354
 Preferred.................................      9,700,000         9,700,000
 Select....................................      2,552,776         2,543,176
Shares issued in reinvestment of dividends
 and distributions:
 Advisors Select...........................            396                --
 Class J (a) ..............................             84                 8
Shares redeemed:
 Advisors Select...........................            (89)               --
 Preferred.................................     (7,358,400)       (7,329,600)
                                               -----------       -----------
 Net Increase (Decrease) in Net Assets from
                 Capital Share Transactions     10,231,517        10,119,361
                                               -----------       -----------
                  Total Increase (Decrease)     10,429,964        10,225,142
NET ASSETS
Beginning of period........................             --                --
                                               -----------       -----------
End of period (including undistributed net
 investment income as set forth below).....    $10,429,964       $10,225,142
                                               ===========       ===========
Undistributed Net Investment Income
 (Operating Loss)..........................    $       (26)      $      (504)
                                               ===========       ===========



(a)Period from February 27, 2001 (inception date of Class) through April 30,
2001.
(b)Period from November 30, 2000 (date operations commenced) through April 30, 2001.
(c)Period from November 27, 2000 (date operations commenced) through April 30, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                              HIGH QUALITY     INTERNATIONAL
                                               SHORT-TERM         EMERGING
                                              BOND FUND (B)   MARKETS FUND (C)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss)......  $   244,864       $    25,079
Net realized gain (loss) from investment
 transactions and foreign currency
 transactions...............................       36,669            (9,537)
Change in unrealized
 appreciation/depreciation of investments
 and translations of assets and liabilities
 in foreign currencies......................      208,578            21,114
                                              -----------       -----------
       Net Increase (Decrease) in Net Assets
                   Resulting from Operations      490,111            36,656
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
 Advisors Preferred.........................      (25,189)             (178)
 Advisors Select............................      (24,445)             (178)
 Class I (a) ...............................         (309)               --
 Class J (a) ...............................         (925)               --
 Preferred..................................     (169,555)           (8,366)
 Select.....................................      (26,005)             (178)
                                              -----------       -----------
           Total Dividends and Distributions     (246,428)           (8,900)
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Advisors Preferred.........................    2,550,456         1,306,332
 Advisors Select............................    2,550,376         1,306,338
 Class I (a) ...............................       30,385            14,587
 Class J (a) ...............................      145,453           102,556
 Preferred..................................    9,700,000         4,700,000
 Select.....................................    2,550,376         1,306,338
Shares issued in reinvestment of dividends
 and distributions:
 Class I (a) ...............................          206                --
 Class J (a) ...............................           52                --
Shares redeemed:
 Preferred..................................   (7,351,200)       (3,619,050)
                                              -----------       -----------
  Net Increase (Decrease) in Net Assets from
                  Capital Share Transactions   10,176,104         5,117,101
                                              -----------       -----------
                   Total Increase (Decrease)   10,419,787         5,144,857
NET ASSETS
Beginning of period.........................           --                --
                                              -----------       -----------
End of period (including undistributed net
 investment income as set forth below)......  $10,419,787       $ 5,144,857
                                              ===========       ===========
Undistributed Net Investment Income
 (Operating Loss)...........................  $    (1,564)      $    10,599
                                              ===========       ===========



(a)Period from February 27, 2001 (inception date of Class) through April 30,
2001.
(b)Period from November 29, 2000 (date operations commenced) through April 30, 2001.
(c)Period from November 30, 2000 (date operations commenced) through April 30, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                INTERNATIONAL    INTERNATIONAL
                                                 FUND I (B)       FUND II (C)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).......  $    12,889       $     4,128
Net realized gain (loss) from investment
 transactions and foreign currency
 transactions................................     (212,466)          (40,397)
Change in unrealized
 appreciation/depreciation of investments and
 translations of assets and liabilities in
 foreign currencies..........................     (181,933)         (319,005)
                                               -----------       -----------
        Net Increase (Decrease) in Net Assets
                    Resulting from Operations     (381,510)         (355,274)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
 Advisors Preferred..........................          (41)               --
 Advisors Select.............................          (41)               --
 Preferred...................................       (1,927)               --
 Select......................................          (41)               --
                                               -----------       -----------
            Total Dividends and Distributions       (2,050)               --
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Advisors Preferred..........................    1,192,522           932,500
 Advisors Select.............................    1,194,749           932,499
 Class I.....................................       36,520(a)      6,231,214
 Class J (a) ................................      201,617           108,888
 Preferred...................................    4,700,000           932,500
 Select......................................    1,192,489           932,500
Shares redeemed:
 Advisors Select.............................          (85)               --
 Class I.....................................          (19)(a)    (4,477,641)
 Class J (a) ................................         (934)               --
 Preferred...................................   (3,277,500)               --
                                               -----------       -----------
   Net Increase (Decrease) in Net Assets from
                   Capital Share Transactions    5,239,359         5,592,460
                                               -----------       -----------
                    Total Increase (Decrease)    4,855,799         5,237,186
NET ASSETS
Beginning of period..........................           --                --
                                               -----------       -----------
End of period (including undistributed net
 investment income as set forth below).......  $ 4,855,799       $ 5,237,186
                                               ===========       ===========
Undistributed Net Investment Income
 (Operating Loss)............................  $    10,330       $    68,693
                                               ===========       ===========



(a)Period from February 27, 2001 (inception date of Class) through April 30,
2001.
(b)Period from November 28, 2000 (date operations commenced) through April 30, 2001.
(c)Period from November 27, 2000 (date operations commenced) through April 30, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                              INTERNATIONAL        LARGECAP
                                            SMALLCAP FUND (B)   BLEND FUND (C)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss)....    $    15,356        $    12,814
Net realized gain (loss) from investment
 transactions and foreign currency
 transactions.............................       (385,480)           (60,400)
Change in unrealized
 appreciation/depreciation of investments
 and translations of assets and
 liabilities in foreign currencies........        (35,895)          (477,861)
                                              -----------        -----------
     Net Increase (Decrease) in Net Assets
                 Resulting from Operations       (406,019)          (525,447)
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment income:
 Advisors Preferred.......................            (94)               (89)
 Advisors Select..........................            (94)               (89)
 Preferred................................         (4,418)            (4,183)
 Select...................................            (94)               (89)
                                              -----------        -----------
         Total Dividends and Distributions         (4,700)            (4,450)
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Advisors Preferred.......................      1,192,522          1,152,271
 Advisors Select..........................      1,192,493          1,152,240
 Class I (a) .............................         12,556             10,000
 Class J (a) .............................        101,837            136,865
 Preferred................................      4,699,990          4,700,000
 Select...................................      1,192,489          1,152,240
Shares redeemed:
 Class J (a) .............................             --             (1,499)
 Preferred................................     (3,277,500)        (3,156,750)
                                              -----------        -----------
Net Increase (Decrease) in Net Assets from
                Capital Share Transactions      5,114,387          5,145,367
                                              -----------        -----------
                 Total Increase (Decrease)      4,703,668          4,615,470
NET ASSETS
Beginning of period.......................             --                 --
                                              -----------        -----------
End of period (including undistributed net
 investment income as set forth below)....    $ 4,703,668        $ 4,615,470
                                              ===========        ===========
Undistributed Net Investment Income
 (Operating Loss).........................    $     9,137        $     8,364
                                              ===========        ===========



(a)Period from February 27, 2001 (inception date of Class) through April 30,
2001.
(b)Period from November 29, 2000 (date operations commenced) through April 30, 2001.
(c)Period from November 28, 2000 (date operations commenced) through April 30, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                   LARGECAP
                                                  LARGECAP       S&P 500 INDEX
                                               GROWTH FUND (B)     FUND (C)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).......   $     3,695      $    17,717
Net realized gain (loss) from investment
 transactions and foreign currency
 transactions................................      (279,823)              78
Change in unrealized
 appreciation/depreciation of investments and
 translations of assets and liabilities in
 foreign currencies..........................      (889,130)        (247,007)
                                                -----------      -----------
        Net Increase (Decrease) in Net Assets
                    Resulting from Operations    (1,165,258)        (229,212)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
 Advisors Preferred..........................          (144)            (147)
 Advisors Select.............................          (144)            (147)
 Preferred...................................        (6,768)          (6,909)
 Select......................................          (144)            (147)
                                                -----------      -----------
            Total Dividends and Distributions        (7,200)          (7,350)
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Advisors Preferred..........................     1,036,119        1,209,781
 Advisors Select.............................     1,036,106        1,212,845
 Class I (a) ................................        32,440           10,000
 Class J (a) ................................       110,570          618,109
 Preferred...................................     4,700,000        4,700,000
 Select......................................     1,036,091        1,209,739
Shares redeemed:
 Advisors Select.............................           (12)            (162)
 Class I (a) ................................           (16)              --
 Class J (a) ................................          (539)            (924)
 Preferred...................................    (2,808,300)      (3,329,251)
                                                -----------      -----------
   Net Increase (Decrease) in Net Assets from
                   Capital Share Transactions     5,142,459        5,630,137
                                                -----------      -----------
                    Total Increase (Decrease)     3,970,001        5,393,575
NET ASSETS
Beginning of period..........................            --               --
                                                -----------      -----------
End of period (including undistributed net
 investment income as set forth below).......   $ 3,970,001      $ 5,393,575
                                                ===========      ===========
Undistributed Net Investment Income
 (Operating Loss)............................   $    (3,505)     $    10,367
                                                ===========      ===========



(a)Period from February 27, 2001 (inception date of Class) through April 30,
2001.
(b)Period from November 27, 2000 (date operations commenced) through April 30, 2001.
(c)Period from December 1, 2000 (date operations commenced) through April 30, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                  LARGECAP         LIFETIME
                                               VALUE FUND (A)    2010 FUND (C)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).......  $    21,822         $   274
Net realized gain (loss) from investment
 transactions and foreign currency
 transactions................................        5,145              (1)
Change in unrealized
 appreciation/depreciation of investments and
 translations of assets and liabilities in
 foreign currencies..........................      281,583             (80)
                                               -----------         -------
        Net Increase (Decrease) in Net Assets
                    Resulting from Operations      308,550             193
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
 Advisors Preferred..........................         (116)             --
 Advisors Select.............................         (116)             --
 Preferred...................................       (5,452)             --
 Select......................................         (116)             --
                                               -----------         -------
            Total Dividends and Distributions       (5,800)             --
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Advisors Preferred..........................    1,281,074          10,000
 Advisors Select.............................    3,010,082          10,003
 Class I.....................................       39,070(b)       11,000
 Class J.....................................      160,097(b)           --
 Preferred...................................    4,699,968          10,000
 Select......................................    1,281,038          10,000
Shares redeemed:
 Advisors Select.............................          (19)             --
 Class I.....................................          (21)(b)          --
 Preferred...................................   (3,543,150)             --
                                               -----------         -------
   Net Increase (Decrease) in Net Assets from
                   Capital Share Transactions    6,928,139          51,003
                                               -----------         -------
                    Total Increase (Decrease)    7,230,889          51,196
NET ASSETS
Beginning of period..........................           --              --
                                               -----------         -------
End of period (including undistributed net
 investment income as set forth below).......  $ 7,230,889         $51,196
                                               ===========         =======
Undistributed Net Investment Income
 (Operating Loss)............................  $    16,022         $   274
                                               ===========         =======



(a)Period from December 1, 2000 (date operations commenced) through April 30, 2001.
(b)Period from February 27, 2001 (inception date of Class) through April 30,
2001.
(c)Period from March 1, 2001 (date operations commenced) through April 30, 2001. See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                   LIFETIME        LIFETIME
                                                 2020 FUND (A)   2030 FUND (A)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).........    $   223         $   171
Change in unrealized appreciation/depreciation
 of investments and translations of assets and
 liabilities in foreign currencies.............        (75)             (5)
                                                   -------         -------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations        148             166
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Advisors Preferred............................     10,000          10,000
 Advisors Select...............................     10,003          10,003
 Class I.......................................     11,000          11,000
 Preferred.....................................     10,000          10,000
 Select........................................     10,000          10,000
                                                   -------         -------
     Net Increase (Decrease) in Net Assets from
                     Capital Share Transactions     51,003          51,003
                                                   -------         -------
                      Total Increase (Decrease)     51,151          51,169
NET ASSETS
Beginning of period............................         --              --
                                                   -------         -------
End of period (including undistributed net
 investment income as set forth below).........    $51,151         $51,169
                                                   =======         =======
Undistributed Net Investment Income (Operating
 Loss).........................................    $   223         $   171
                                                   =======         =======



(a)Period from March 1, 2001 (date operations commenced) through April 30, 2001. See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                   LIFETIME        LIFETIME
                                                 2040 FUND (A)   2050 FUND (A)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).........     $   120         $    68
Change in unrealized appreciation/depreciation
 of investments and translations of assets and
 liabilities in foreign currencies.............          51             126
                                                    -------         -------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations         171             194
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Advisors Preferred............................      10,000          10,000
 Advisors Select...............................      10,003          10,003
 Class I.......................................      11,000          11,000
 Preferred.....................................      10,000          10,000
 Select........................................      10,000          10,000
                                                    -------         -------
     Net Increase (Decrease) in Net Assets from
                     Capital Share Transactions      51,003          51,003
                                                    -------         -------
                      Total Increase (Decrease)      51,174          51,197
NET ASSETS
Beginning of period............................          --              --
                                                    -------         -------
End of period (including undistributed net
 investment income as set forth below).........     $51,174         $51,197
                                                    =======         =======
Undistributed Net Investment Income (Operating
 Loss).........................................     $   120         $    68
                                                    =======         =======



(a)Period from March 1, 2001 (date operations commenced) through April 30, 2001. See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                LIFETIME
                                                STRATEGIC          MIDCAP
                                             INCOME FUND (A)   BLEND FUND (B)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).....     $   316        $    13,704
Net realized gain (loss) from investment
 transactions and foreign currency
 transactions..............................          --            (59,615)
Change in unrealized
 appreciation/depreciation of investments
 and translations of assets and liabilities
 in foreign currencies.....................         (71)           197,822
                                                -------        -----------
      Net Increase (Decrease) in Net Assets
                  Resulting from Operations         245            151,911
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
 Advisors Preferred........................          --               (170)
 Advisors Select...........................          --               (170)
 Preferred.................................          --             (7,990)
 Select....................................          --               (170)
                                                -------        -----------
          Total Dividends and Distributions          --             (8,500)
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Advisors Preferred........................      10,000          1,269,574
 Advisors Select...........................      10,003          1,269,733
 Class I...................................      11,000             10,000(c)
 Class J...................................         N/A            201,058(c)
 Preferred.................................      10,000          4,700,000
 Select....................................      10,000          1,269,538
Shares redeemed:
 Advisors Select...........................          --                 (8)
 Class J...................................         N/A             (1,466)(c)
 Preferred.................................          --         (3,508,650)
                                                -------        -----------
 Net Increase (Decrease) in Net Assets from
                 Capital Share Transactions      51,003          5,209,779
                                                -------        -----------
                  Total Increase (Decrease)      51,248          5,353,190
NET ASSETS
Beginning of period........................          --                 --
                                                -------        -----------
End of period (including undistributed net
 investment income as set forth below).....     $51,248        $ 5,353,190
                                                =======        ===========
Undistributed Net Investment Income
 (Operating Loss)..........................     $   316        $     5,204
                                                =======        ===========



(a)Period from March 1, 2001 (date operations commenced) through April 30, 2001.
(b)Period from December 1, 2000 (date operations commenced) through April 30, 2001.
(c)Period from February 27, 2001 (inception date of Class) through April 30,
2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                     MIDCAP         MIDCAP
                                                  GROWTH FUND    S&P 400 INDEX
                                                      (B)          FUND (C)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss)..........  $   (10,411)   $    14,842
Net realized gain (loss) from investment
 transactions and foreign currency transactions.     (264,740)        16,207
Change in unrealized appreciation/depreciation
 of investments and translations of assets and
 liabilities in foreign currencies..............     (560,266)       195,064
                                                  -----------    -----------
 Net Increase (Decrease) in Net Assets Resulting
                                 from Operations     (835,417)       226,113
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
 Advisors Preferred.............................          (12)          (158)
 Advisors Select................................          (12)          (158)
 Preferred......................................         (564)        (7,426)
 Select Class...................................          (12)          (158)
                                                  -----------    -----------
               Total Dividends and Distributions         (600)        (7,900)
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Advisors Preferred.............................    1,118,920      1,299,388
 Advisors Select................................    1,119,688      1,299,456
 Class I (a) ...................................       10,000         10,000
 Class J (a) ...................................      135,411        145,851
 Preferred......................................    4,700,000      4,700,000
 Select.........................................    1,118,890      1,299,438
Shares redeemed:
 Advisors Select................................          (19)           (14)
 Preferred......................................   (3,056,700)    (3,598,350)
                                                  -----------    -----------
      Net Increase (Decrease) in Net Assets from
                      Capital Share Transactions    5,146,190      5,155,769
                                                  -----------    -----------
                       Total Increase (Decrease)    4,310,173      5,373,982
NET ASSETS
Beginning of period.............................           --             --
                                                  -----------    -----------
End of period (including undistributed net
 investment income as set forth below)..........  $ 4,310,173    $ 5,373,982
                                                  ===========    ===========
Undistributed Net Investment Income (Operating
 Loss)..........................................  $   (11,011)   $     6,942
                                                  ===========    ===========



(a)Period from February 27, 2001 (inception date of Class) through April 30,
2001.
(b)Period from November 27, 2000 (date operations commenced) through April 30, 2001.
(c)Period from December 1, 2000 (date operations commenced) through April 30, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                       MIDCAP         MONEY
                                                       VALUE         MARKET
                                                      FUND (B)      FUND (C)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss)............  $    18,178    $  115,332
Net realized gain (loss) from investment
 transactions and foreign currency transactions...      158,022            --
Change in unrealized appreciation/depreciation of
 investments and translations of assets and
 liabilities in foreign currencies................      297,404            --
                                                    -----------    ----------
   Net Increase (Decrease) in Net Assets Resulting
                                   from Operations      473,604       115,332
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
 Advisors Preferred...............................         (159)       (2,134)
 Advisors Select..................................         (159)       (3,537)
 Class I (a) .....................................           --          (130)
 Class J (a) .....................................           --          (810)
 Preferred........................................       (7,473)     (106,506)
 Select...........................................         (159)       (2,215)
                                                    -----------    ----------
                 Total Dividends and Distributions       (7,950)     (115,332)
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Advisors Preferred...............................    1,323,624       100,000
 Advisors Select..................................    1,323,588       572,268
 Class I (a) .....................................       10,000        15,100
 Class J (a) .....................................      256,431       762,915
 Preferred........................................    4,700,000     4,700,000
 Select...........................................    1,323,588       100,000
Shares issued in reinvestment of dividends and
 distributions:
 Advisors Select..................................           --         1,397
 Class I (a) .....................................           --            56
 Class J (a) .....................................           --           161
Shares redeemed:
 Advisors Select..................................           --           (79)
 Class I (a) .....................................           --            (4)
 Class J (a) .....................................           --        (8,809)
 Preferred........................................   (3,670,800)           --
                                                    -----------    ----------
Net Increase (Decrease) in Net Assets from Capital
                                Share Transactions    5,266,431     6,243,005
                                                    -----------    ----------
                         Total Increase (Decrease)    5,732,085     6,243,005
NET ASSETS
Beginning of period...............................           --            --
                                                    -----------    ----------
End of period (including undistributed net
 investment income as set forth below)............  $ 5,732,085    $6,243,005
                                                    ===========    ==========
Undistributed Net Investment Income (Operating
 Loss)............................................  $    10,228    $       --
                                                    ===========    ==========



(a)Period from February 27, 2001 (inception date of Class) through April 30,
2001.
(b)Period from November 29, 2000 (date operations commenced) through April 30, 2001.
(c)Period from November 27, 2000 (date operations commenced) through April 30, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                   PARTNERS
                                                  PACIFIC          LARGECAP
                                               BASIN FUND (B)   BLEND FUND (C)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).......  $    (6,167)      $    23,074
Net realized gain (loss) from investment
 transactions and foreign currency
 transactions................................       41,033           (46,236)
Change in unrealized
 appreciation/depreciation of investments and
 translations of assets and liabilities in
 foreign currencies..........................     (460,671)          155,157
                                               -----------       -----------
        Net Increase (Decrease) in Net Assets
                    Resulting from Operations     (425,805)          131,995
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
 Advisors Preferred..........................           --              (183)
 Advisors Select.............................           --              (183)
 Class I.....................................           --            (8,418)
 Preferred...................................           --              (183)
 Select......................................           --              (183)
                                               -----------       -----------
            Total Dividends and Distributions           --            (9,150)
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Advisors Preferred..........................    1,137,321         1,036,165
 Advisors Select.............................    1,137,297         1,036,899
 Class I.....................................       10,000(a)     16,125,987
 Class J (a) ................................      100,687           105,507
 Preferred...................................    4,700,000         1,036,000
 Select......................................    1,137,290         1,036,000
Shares redeemed:
 Advisors Select.............................           (4)              (40)
 Class I.....................................           --        (3,744,008)
 Preferred...................................   (3,111,900)               --
                                               -----------       -----------
   Net Increase (Decrease) in Net Assets from
                   Capital Share Transactions    5,110,691        16,632,510
                                               -----------       -----------
                    Total Increase (Decrease)    4,684,886        16,755,355
NET ASSETS
Beginning of period..........................           --                --
                                               -----------       -----------
End of period (including undistributed net
 investment income as set forth below).......  $ 4,684,886       $16,755,355
                                               ===========       ===========
Undistributed Net Investment Income
 (Operating Loss)............................  $    79,663       $    13,924
                                               ===========       ===========



(a)Period from February 27, 2001 (inception date of Class) through April 30,
2001.
(b)Period from November 30, 2000 (date operations commenced) through April 30, 2001.
(c)Period from November 29, 2000 (date operations commenced) through April 30, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                PARTNERS          PARTNERS
                                             LARGECAP GROWTH   LARGECAP GROWTH
                                               FUND I (B)        FUND II (C)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).....   $      (166)      $    (3,918)
Net realized gain (loss) from investment
 transactions and foreign currency
 transactions..............................      (171,704)         (417,477)
Change in unrealized
 appreciation/depreciation of investments
 and translations of assets and liabilities
 in foreign currencies.....................      (505,980)         (231,305)
                                              -----------       -----------
      Net Increase (Decrease) in Net Assets
                  Resulting from Operations      (677,850)         (652,700)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
 Advisors Preferred........................           (44)              (48)
 Advisors Select...........................           (44)              (48)
 Class I...................................        (2,024)           (2,208)
 Preferred.................................           (44)              (48)
 Select....................................           (44)              (48)
                                              -----------       -----------
          Total Dividends and Distributions        (2,200)           (2,400)
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Advisors Preferred........................       909,100           892,000
 Advisors Select...........................       965,489           892,000
 Class I...................................     4,662,080         4,604,837
 Class J (a) ..............................       137,292           106,712
 Preferred.................................       909,100           892,000
 Select....................................       909,100           892,000
Shares redeemed:
 Advisors Select...........................          (112)               --
 Class I...................................    (3,236,415)       (3,168,002)
                                              -----------       -----------
 Net Increase (Decrease) in Net Assets from
                 Capital Share Transactions     5,255,634         5,111,547
                                              -----------       -----------
                  Total Increase (Decrease)     4,575,584         4,456,447
NET ASSETS
Beginning of period........................            --                --
                                              -----------       -----------
End of period (including undistributed net
 investment income as set forth below).....   $ 4,575,584       $ 4,456,447
                                              ===========       ===========
Undistributed Net Investment Income
 (Operating Loss)..........................   $    (2,366)      $    (6,318)
                                              ===========       ===========



(a)Period from February 27, 2001 (inception date of Class) through April 30,
2001.
(b)Period from November 28, 2000 (date operations commenced) through April 30, 2001.
(c)Period from November 30, 2000 (date operations commenced) through April 30, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                    PARTNERS        PARTNERS
                                                 LARGECAP VALUE   MIDCAP BLEND
                                                    FUND (A)        FUND (C)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).........  $    35,753      $   (1,185)
Net realized gain (loss) from investment
 transactions and foreign currency transactions       49,716         (38,045)
Change in unrealized appreciation/depreciation
 of investments and translations of assets and
 liabilities in foreign currencies.............      418,103         114,725
                                                 -----------      ----------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations      503,572          75,495
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
 Advisors Preferred............................         (268)             --
 Advisors Select...............................         (268)             --
 Class I.......................................      (12,328)             --
 Preferred.....................................         (268)             --
 Select........................................         (268)             --
                                                 -----------      ----------
              Total Dividends and Distributions      (13,400)             --
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Advisors Preferred............................    1,078,300         835,000
 Advisors Select...............................    1,078,300         835,003
 Class I.......................................    4,858,963         836,000
 Class J.......................................      121,571(b)      873,330
 Preferred.....................................    1,078,300         835,000
 Select........................................    1,078,300         835,000
Shares redeemed:
 Class I.......................................   (3,913,221)             --
 Class J.......................................           --            (918)
                                                 -----------      ----------
     Net Increase (Decrease) in Net Assets from
                     Capital Share Transactions    5,380,513       5,048,415
                                                 -----------      ----------
                      Total Increase (Decrease)    5,870,685       5,123,910
NET ASSETS
Beginning of period............................           --              --
                                                 -----------      ----------
End of period (including undistributed net
 investment income as set forth below).........  $ 5,870,685      $5,123,910
                                                 ===========      ==========
Undistributed Net Investment Income (Operating
 Loss).........................................  $    22,353      $   (1,185)
                                                 ===========      ==========



(a)Period from November 27, 2000 (date operations commenced) through April 30, 2001.
(b)Period from February 27, 2001 (inception date of Class) through April 30,
2001.
(c)Period from March 1, 2001 (date operations commenced) through April 30, 2001. See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                 PARTNERS          PARTNERS
                                                  MIDCAP            MIDCAP
                                              GROWTH FUND (B)   VALUE FUND (C)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss)......  $   (17,353)       $     5,714
Net realized gain (loss) from investment
 transactions and foreign currency
 transactions...............................     (837,850)          (103,749)
Change in unrealized
 appreciation/depreciation of investments
 and translations of assets and liabilities
 in foreign currencies......................      248,970            398,068
                                              -----------        -----------
       Net Increase (Decrease) in Net Assets
                   Resulting from Operations     (606,233)           300,033
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
 Advisors Preferred.........................           --                (86)
 Advisors Select............................           --                (86)
 Class I....................................           --             (3,956)
 Preferred..................................           --                (86)
 Select.....................................           --                (86)
                                              -----------        -----------
           Total Dividends and Distributions           --             (4,300)
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Advisors Preferred.........................    1,151,121          1,027,900
 Advisors Select............................    1,151,090          1,030,294
 Class I....................................       10,000(a)       4,940,138
 Class J (a) ...............................      146,072            124,552
 Preferred..................................    4,700,000          1,027,900
 Select.....................................    1,151,090          1,027,900
Shares redeemed:
 Advisors Select............................           --               (137)
 Class I....................................           --         (3,729,757)
 Preferred..................................   (3,153,300)                --
                                              -----------        -----------
  Net Increase (Decrease) in Net Assets from
                  Capital Share Transactions    5,156,073          5,448,790
                                              -----------        -----------
                   Total Increase (Decrease)    4,549,840          5,744,523
NET ASSETS
Beginning of period.........................           --                 --
                                              -----------        -----------
End of period (including undistributed net
 investment income as set forth below)......  $ 4,549,840        $ 5,744,523
                                              ===========        ===========
Undistributed Net Investment Income
 (Operating Loss)...........................  $   (17,353)       $     1,414
                                              ===========        ===========



(a)Period from February 27, 2001 (inception date of Class) through April 30,
2001.
(b)Period from November 29, 2000 (date operations commenced) through April 30, 2001.
(c)Period from November 28, 2000 (date operations commenced) through April 30, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                PARTNERS          PARTNERS
                                             SMALLCAP GROWTH   SMALLCAP GROWTH
                                               FUND I (B)        FUND II (C)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).....   $   (15,010)      $    (5,907)
Net realized gain (loss) from investment
 transactions and foreign currency
 transactions..............................      (565,425)         (641,073)
Change in unrealized
 appreciation/depreciation of investments
 and translations of assets and liabilities
 in foreign currencies.....................      (174,705)         (355,959)
                                              -----------       -----------
      Net Increase (Decrease) in Net Assets
                  Resulting from Operations      (755,140)       (1,002,939)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
 Advisors Preferred........................            --               (48)
 Advisors Select...........................            --               (48)
 Class I...................................            --            (2,208)
 Preferred.................................            --               (48)
 Select....................................            --               (48)
                                              -----------       -----------
          Total Dividends and Distributions            --            (2,400)
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Advisors Preferred........................       896,500           867,700
 Advisors Select...........................       896,500           867,700
 Class I...................................     4,785,047         4,601,000
 Class J (a) ..............................       104,043           102,064
 Preferred.................................       896,500           867,700
 Select....................................       896,500           867,700
Shares redeemed:
 Class I...................................    (3,186,006)       (3,070,800)
                                              -----------       -----------
 Net Increase (Decrease) in Net Assets from
                 Capital Share Transactions     5,289,084         5,103,064
                                              -----------       -----------
                  Total Increase (Decrease)     4,533,944         4,097,725
NET ASSETS
Beginning of period........................            --                --
                                              -----------       -----------
End of period (including undistributed net
 investment income as set forth below).....   $ 4,533,944       $ 4,097,725
                                              ===========       ===========
Undistributed Net Investment Income
 (Operating Loss)..........................   $   (15,010)      $    (8,307)
                                              ===========       ===========



(a)Period from February 27, 2001 (inception date of Class) through April 30,
2001.
(b)Period from November 28, 2000 (date operations commenced) through April 30, 2001.
(c)Period from November 29, 2000 (date operations commenced) through April 30, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                  PARTNERS
                                                  SMALLCAP       REAL ESTATE
                                               VALUE FUND (A)      FUND (B)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).......   $   (2,937)     $   103,496
Net realized gain (loss) from investment
 transactions and foreign currency
 transactions................................        6,820          (76,954)
Change in unrealized
 appreciation/depreciation of investments and
 translations of assets and liabilities in
 foreign currencies..........................      215,191           81,758
                                                ----------      -----------
        Net Increase (Decrease) in Net Assets
                    Resulting from Operations      219,074          108,300
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
 Advisors Preferred..........................           --             (878)
 Advisors Select.............................           --             (878)
 Preferred...................................           --          (41,266)
 Select......................................           --             (878)
                                                ----------      -----------
            Total Dividends and Distributions           --          (43,900)
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Advisors Preferred..........................      835,000        1,231,622
 Advisors Select.............................      835,003        1,233,336
 Class I.....................................      836,000           10,000
 Class J.....................................      837,527          213,339(c)
 Preferred...................................      835,000        4,700,000
 Select......................................      835,000        1,231,589
Shares redeemed:
 Advisors Select.............................           --              (81)
 Preferred...................................           --       (3,394,800)
                                                ----------      -----------
   Net Increase (Decrease) in Net Assets from
                   Capital Share Transactions    5,013,530        5,225,005
                                                ----------      -----------
                    Total Increase (Decrease)    5,232,604        5,289,405
NET ASSETS
Beginning of period..........................           --               --
                                                ----------      -----------
End of period (including undistributed net
 investment income as set forth below).......   $5,232,604      $ 5,289,405
                                                ==========      ===========
Undistributed Net Investment Income
 (Operating Loss)............................   $   (2,937)     $    59,596
                                                ==========      ===========



(a)Period from March 1, 2001 (date operations commenced) through April 30, 2001.
(b)Period from November 30, 2000 (date operations commenced) through April 30, 2001.
(c)Period from February 27, 2001 (inception date of Class) through April 30,
2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                 SMALLCAP         SMALLCAP
                                              BLEND FUND (B)   GROWTH FUND (C)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss)......   $    12,514      $   (13,848)
Net realized gain (loss) from investment
 transactions and foreign currency
 transactions...............................       (90,791)         253,913
Change in unrealized
 appreciation/depreciation of investments
 and translations of assets and liabilities
 in foreign currencies......................       553,200         (551,866)
                                               -----------      -----------
       Net Increase (Decrease) in Net Assets
                   Resulting from Operations       474,923         (311,801)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
 Advisors Preferred.........................          (124)              --
 Advisors Select............................          (124)              --
 Preferred..................................        (5,828)              --
 Select.....................................          (124)              --
                                               -----------      -----------
           Total Dividends and Distributions        (6,200)              --
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Advisors Preferred.........................     1,352,319        1,238,523
 Advisors Select............................     1,353,345        1,265,104
 Class I (a) ...............................        10,000           18,415
 Class J (a) ...............................       189,516          129,089
 Preferred..................................     4,700,000        4,700,000
 Select.....................................     1,352,337        1,238,488
Shares redeemed:
 Advisors Select............................           (42)              (4)
 Class I (a) ...............................            --               (6)
 Class J (a) ...............................        (2,394)              --
 Preferred..................................    (3,757,050)      (3,415,500)
                                               -----------      -----------
  Net Increase (Decrease) in Net Assets from
                  Capital Share Transactions     5,198,031        5,174,109
                                               -----------      -----------
                   Total Increase (Decrease)     5,666,754        4,862,308
NET ASSETS
Beginning of period.........................            --               --
                                               -----------      -----------
End of period (including undistributed net
 investment income as set forth below)......   $ 5,666,754      $ 4,862,308
                                               ===========      ===========
Undistributed Net Investment Income
 (Operating Loss)...........................   $     6,314      $   (13,848)
                                               ===========      ===========



(a)Period from February 27, 2001 (inception date of Class) through April 30,
2001.
(b)Period from November 28, 2000 (date operations commenced) through April 30, 2001.
(c)Period from November 27, 2000 (date operations commenced) through April 30, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                  SMALLCAP
                                                  S&P 600          SMALLCAP
                                               INDEX FUND (B)   VALUE FUND (C)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).......   $    10,393      $    29,409
Net realized gain (loss) from investment
 transactions and foreign currency
 transactions................................        69,431          180,528
Change in unrealized
 appreciation/depreciation of investments and
 translations of assets and liabilities in
 foreign currencies..........................       551,341          438,104
                                                -----------      -----------
        Net Increase (Decrease) in Net Assets
                    Resulting from Operations       631,165          648,041
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
 Advisors Preferred..........................          (130)            (258)
 Advisors Select.............................          (130)            (258)
 Preferred...................................        (6,110)         (12,126)
 Select......................................          (130)            (258)
                                                -----------      -----------
            Total Dividends and Distributions        (6,500)         (12,900)
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Advisors Preferred..........................     1,406,426        1,356,975
 Advisors Select.............................     1,406,387        1,356,938
 Class I (a) ................................        10,000           26,830
 Class J (a) ................................       219,243          118,017
 Preferred...................................     4,700,000        4,699,995
 Select......................................     1,406,386        1,356,937
Shares redeemed:
 Class I (a) ................................            --              (12)
 Preferred...................................    (3,919,200)      (3,770,850)
                                                -----------      -----------
   Net Increase (Decrease) in Net Assets from
                   Capital Share Transactions     5,229,242        5,144,830
                                                -----------      -----------
                    Total Increase (Decrease)     5,853,907        5,779,971
NET ASSETS
Beginning of period..........................            --               --
                                                -----------      -----------
End of period (including undistributed net
 investment income as set forth below).......   $ 5,853,907      $ 5,779,971
                                                ===========      ===========
Undistributed Net Investment Income
 (Operating Loss)............................   $     3,893      $    16,509
                                                ===========      ===========



(a)Period from February 27, 2001 (inception date of Class) through April 30,
2001.
(b)Period from November 30, 2000 (date operations commenced) through April 30, 2001.
(c)Period from November 29, 2000 (date operations commenced) through April 30, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                    PERIODS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                   TECHNOLOGY
                                                                    FUND (B)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).........................   $   (11,667)
Net realized gain (loss) from investment transactions and
 foreign currency transactions.................................      (394,394)
Change in unrealized appreciation/depreciation of investments and translations of assets and liabilities in foreign
 currencies....................................................      (798,900)
                                                                  -----------
Net Increase (Decrease) in Net Assets Resulting from Operations    (1,204,961)
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Advisors Preferred............................................       790,300
 Advisors Select...............................................       790,300
 Class I.......................................................     4,929,562
 Class J (a) ..................................................       143,831
 Preferred.....................................................       790,293
 Select........................................................       790,300
Shares redeemed:
 Class I.......................................................    (2,871,092)
                                                                  -----------
       Net Increase (Decrease) in Net Assets from Capital Share
                                                   Transactions     5,363,494
                                                                  -----------
                                      Total Increase (Decrease)     4,158,533
NET ASSETS
Beginning of period............................................            --
                                                                  -----------
End of period (including undistributed net investment income as
 set forth below)..............................................   $ 4,158,533
                                                                  ===========
Undistributed Net Investment Income (Operating Loss)...........   $    21,099
                                                                  ===========



(a)Period from February 27, 2001 (inception date of Class) through April 30,
2001.
(b)Period from November 27, 2000 (date operations commenced) through April 30, 2001.
See accompanying notes.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

1. ORGANIZATION

Principal Investors Fund, Inc. (the "Fund") consists of 43 funds (Balanced Fund, Bond & Mortgage Securities Fund, European Fund, Government Securities Fund, High Quality Intermediate-Term Bond Fund, High Quality Long-Term Bond Fund, High Quality Short-Term Bond Fund, International Emerging Markets Fund, International Fund I, International Fund II, International SmallCap Fund, LargeCap Blend Fund, LargeCap Growth Fund, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LifeTime 2010 Fund, LifeTime 2020 Fund, LifeTime 2030 Fund, LifeTime 2040 Fund, LifeTime 2050 Fund, LifeTime Strategic Income Fund, MidCap Blend Fund, MidCap Growth Fund, MidCap S&P 400 Index Fund, MidCap Value Fund, Money Market Fund, Pacific Basin Fund, Partners LargeCap Blend Fund, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners MidCap Blend Fund, Partners MidCap Growth Fund, Partners MidCap Value Fund, Partners
SmallCap Growth   Fund I, Partners SmallCap Growth Fund II, Partners SmallCap
Value Fund, Real Estate Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap S&P 600 Index Fund, SmallCap Value Fund, and Technology Fund; known as the "Funds") with a fiscal year end of October 31, presented herein, and two portfolios (International Emerging Markets Portfolio and International Securities Portfolio; known as the "Portfolios") with a fiscal year end of December 31. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates in the mutual fund industry.

During the week of November 27, 2000, initial purchases of $5 million, allocated among Advisors Preferred, Advisors Select, Preferred and Select classes of shares, of each of the following funds were made by Principal Life Insurance
Company: Balanced Fund, European Fund, International Emerging Markets Fund, International Fund I, International SmallCap Fund, LargeCap Blend Fund, LargeCap Growth Fund, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Blend Fund, MidCap Growth Fund, MidCap S&P 400 Index Fund, MidCap Value Fund, Money Market Fund, Pacific Basin Fund, Partners MidCap Growth Fund, Real Estate Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap S&P 600 Index Fund, and SmallCap Value Fund; initial purchases of $10 million, allocated among Advisors Preferred, Advisors Select, Preferred and Select classes of shares, of each of the following funds were made by Principal Life Insurance Company: Bond & Mortgage Securities Fund, Government Securities Fund, High Quality Intermediate-Term Bond Fund, High Quality Long-Term Bond Fund, and High Quality
Short-Term Bond Fund;   and initial purchases of $5 million, allocated among
Advisors Preferred, Advisors Select, Class I, Preferred and Select classes of shares, of each of the following funds were made by Principal Life Insurance
Company: International Fund II, Partners LargeCap Blend Fund, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners MidCap Value Fund, Partners SmallCap Growth Fund I, Partners SmallCap Growth Fund II, and Technology Fund. Effective December 6, 2000, these funds began offering each class of shares to eligible purchasers.

On February 27, 2001, initial purchases of $110,000, allocated among Class I and Class J shares, of each of the following funds were made by Principal Life Insurance Company: Balanced Fund, Bond & Mortgage Securities Fund, European Fund, Government Securities Fund, High Quality Intermediate-Term Bond Fund, High Quality Long-Term Bond Fund, High Quality Short-Term Bond Fund, International Emerging Markets Fund, International Fund I, International SmallCap Fund, LargeCap Blend Fund, LargeCap Growth Fund, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Blend Fund, MidCap Growth Fund, MidCap S&P 400 Index Fund, MidCap Value Fund, Money Market Fund, Pacific Basin Fund, Partners MidCap Growth Fund, Real Estate Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap S&P 600 Index Fund, and SmallCap Value Fund and initial purchases of $100,000 of Class J shares of each of the following funds were made by Principal Life Insurance Company: International Fund II, Partners LargeCap Blend Fund, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners MidCap Value Fund, Partners SmallCap Growth Fund I, Partners SmallCap Growth Fund II, and Technology Fund. Effective March 1, 2001, these funds began offering these classes of shares to eligible purchasers.

On March 1, 2001, initial purchases of $50,000, allocated among Advisors Preferred, Advisors Select, Class I, Preferred and Select classes of shares, of each of the following funds were made by Principal Life Insurance Company:
 LifeTime 2010 Fund, LifeTime 2020 Fund, LifeTime 2030 Fund, LifeTime 2040 Fund, LifeTime 2050 Fund, and LifeTime Strategic Income Fund (collectively the "LifeTime Funds") and initial purchases of $5 million, allocated among Advisors Preferred, Advisors Select, Class I, Preferred, Select, and Class J shares, of Partners MidCap Blend Fund and Partners SmallCap Value Fund were made by Principal Life Insurance Company. Effective March 1, 2001, these funds began offering these classes of shares to eligible purchasers.

All classes of shares for each fund represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund's Board of Directors. In addition, the Board of Directors of each fund declares separate dividends on each class of shares.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:



SECURITY VALUATION. . The LifeTime Funds primarily invest in a combination of other funds (the "Underlying Funds") managed by Principal Management Corporation ("the Manager"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Money Market Fund values its securities at amortized cost, which approximates market. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the fund.

The Funds (with the exception of the Money Market Fund and the LifeTime Funds) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price or, if no sales are reported, as is regularly the case for some securities traded over-the-counter, the last reported bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities, preferred stocks and foreign securities, the investments are valued by using prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Fund's Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market.



FOREIGN SECURITIES. . Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock Exchange and would therefore not be reflected in the computation of each fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities are valued at their fair value as determined in good faith by the Manager under procedures established and regularly reviewed by the Fund's Board of Directors. To the extent each fund invests in foreign securities listed on foreign exchanges which trade on days on which a fund does not determine its net asset value, for example Saturdays and other customary national U.S. holidays, each fund's net asset value could be significantly affected on days when shareholders do not have access to the fund.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund's Board of Directors as may occasionally be necessary.

The value of foreign securities in foreign currency amounts is expressed in U.S. dollars at the closing daily rate of exchange. The identified cost of the fund holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)



INCOME AND INVESTMENT TRANSACTIONS. . The Funds record investment transactions generally one day after the trade date, except for short-term investment transactions, which are recorded generally on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized, over the lives of the respective securities. The Funds allocate all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.



EXPENSES. . Management Fees are allocated to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class. Expenses included in the Statements of Operations of the LifeTime Funds reflect the expenses of each LifeTime Fund and do not include any expenses associated with the Underlying Funds.



DISTRIBUTIONS TO SHAREHOLDERS . With respect to the Money Market Fund, all net investment income and any realized gains and losses from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as tax return of capital distributions.



FEDERAL INCOME TAXES. . No provision for federal income taxes is considered necessary because each of the Funds is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments for federal income tax reporting purposes approximates that used for financial reporting purposes.



OTHER . The Financial Accounting Standards Board recently approved the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide supercedes a previous verion of the AICPA Audit and Accounting Guide for Investment Companies and Statement of Position 93-2, Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. As required, the Funds have adopted the provisions of the Guide.


3. OPERATING POLICIES



FOREIGN CURRENCY CONTRACTS. . At April 30, 2001, certain funds owned forward contracts to both purchase and sell foreign currencies at specified future dates at fixed exchange rates. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by each fund as an unrealized gain or loss. When the contract is closed, each fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
3. OPERATING POLICIES (CONTINUED)

                                                                                      VALUE AT    NET UNREALIZED
                                   FOREIGN CURRENCY   CONTRACTS TO                    APRIL 30,    APPRECIATION
                                  PURCHASE CONTRACTS     ACCEPT      IN EXCHANGE FOR    2001      (DEPRECIATION)
                                  ------------------  -------------  ---------------  ---------  ----------------
 European Fund                    Euro                     560,478      $498,132      $496,749      $ (1,383)
                                  Swedish Krona          1,709,265       174,024       166,469        (7,555)
                                  Swiss Francs             724,097       424,055       418,135        (5,920)
 International Fund II            Euro                      80,000        74,456        70,911        (3,545)
                                  British Pounds           197,000       283,021       281,454        (1,567)
                                  Hong Kong Dollars         15,609         2,000         2,000            --
                                  Japanese Yen          31,891,652       265,495       259,863        (5,632)
                                  Singapore Dollars         26,592        15,000        14,649          (351)
 Pacific Basin Fund               Hong Kong Dollars      1,748,215       223,953       224,005            52
                                  Japanese Yen         106,718,717       889,803       869,233       (20,570)
                                  Republic of Korea      4,005,000         3,000         3,038            38
                                  Singapore Dollars         69,246        39,699        38,145        (1,554)
                                  Thailand Baht             44,110         1,000           967           (33)
 Technology Fund                  Canadian Dollars         225,697       145,558       146,892         1,334
                                  Euro                     115,000       107,050       101,935        (5,115)
                                  British Pounds           147,000       211,330       210,062        (1,268)
                                  Japanese Yen           4,833,560        40,000        39,331          (669)




                                                                             VALUE AT    NET UNREALIZED
                         FOREIGN CURRENCY   CONTRACTS TO                    APRIL 30,     APPRECIATION
                          SALE CONTRACTS       DELIVER     IN EXCHANGE FOR     2001      (DEPRECIATION)
                        ------------------  -------------  ---------------  ----------  ----------------
 European Fund          Euro                     692,510     $  618,821     $  613,492      $ 5,329
                        British Pounds            10,000         14,282         14,303          (21)
                        Swedish Krona          2,355,535        238,615        229,411        9,204
                        Swiss Francs             752,498        441,056        434,536        6,520
 International Fund II  Australian Dollars       140,000         70,476         71,432         (956)
                        Euro                     148,823        132,137        131,849          288
                        British Pounds           209,000        298,550        298,631          (81)
                        Hong Kong Dollars        220,000         28,212         28,212           --
                        Japanese Yen          67,669,496        558,738        552,033        6,705
                        Singapore Dollars         26,220         15,043         14,444          599
                        Swedish Krona             15,600          1,642          1,519          123
                        Swiss Francs              55,000         33,384         31,760        1,624
 Pacific Basin Fund     Hong Kong Dollars      1,877,254        240,713        240,734          (21)
                        Japanese Yen         160,642,142      1,327,559      1,309,807       17,752
                        Republic of Korea     92,774,400         69,103         70,102         (999)
                        Singapore Dollars         69,831         40,064         38,467        1,597
                        Thailand Baht            585,000         13,332         12,825          507
                        Taiwan Dollars         2,963,608         89,306         89,631         (325)
 Technology Fund        Canadian Dollars         225,697        148,253        146,892        1,361
                        Swiss Francs             254,664        154,898        147,058        7,840
                        Euro                     150,000        133,658        132,848          810
                        British Pounds           147,000        209,916        210,033         (117)
                        Japanese Yen           5,954,548         49,319         48,656          663
                        Swedish Krona              2,000            210            195           15

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
3. OPERATING POLICIES (CONTINUED)

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of each fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, each fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.



FUTURES CONTRACTS. . The Funds may enter into futures contracts as a hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the fund as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included in the net unrealized appreciation (depreciation) of investments on the Statement of Assets and Liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund's cost basis in the contract.



JOINT TRADING ACCOUNT. . Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating funds' cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation. These balances may be invested in one or more short-term instruments.



LINE OF CREDIT. . Certain of the Funds participate with other funds and portfolios managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus .50%. Additionally, a commitment fee is charged at the annual rate of
 .09% on the amount of the line of credit. The commitment fee is allocated among the participating funds and portfolios in proportion to their average net assets during each calendar quarter.



SHORT SALES . The Funds may engage in "short sales against the box." This technique involves selling either a security owned by a fund, or a security equivalent in kind and amount to the security sold short that the fund has the right to obtain, for delivery at a specified date in the future. A fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a fund loses the opportunity to participate in the gain.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES



MANAGEMENT SERVICES. . The Fund has agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.) computed at an annual percentage rate of each fund's average daily net assets. The annual rates used in this calculation for the Funds are as follows:

 Balanced Fund                                                                  0.50  %   MidCap Blend Fund            0.65%
 Bond & Mortgage Securities Fund                                                0.55      MidCap Growth Fund           0.65
 European Fund                                                                  1.00      MidCap S&P 400 Index Fund    0.15
 Government Securities Fund                                                     0.40      MidCap Value Fund            0.65
 High Quality Intermediate-Term Bond Fund                                       0.40      Money Market Fund            0.40
 High Quality Long-Term Bond Fund                                               0.40      Pacific Basin Fund           1.00
 High Quality Short-Term Bond Fund                                              0.40     Partners LargeCap Blend       0.75
                                                                                         Fund
 International Emerging Markets Fund                                            1.35     Partners LargeCap Growth      0.75
                                                                                         Fund I
 International Fund I                                                           0.90     Partners LargeCap Growth      1.00
                                                                                         Fund II
 International Fund II                                                          1.00     Partners LargeCap Value       0.80
                                                                                         Fund
 International SmallCap Fund                                                    1.20      Partners MidCap Blend Fund   1.00
 LargeCap Blend Fund                                                            0.45                                   1.00
                                                                                         Partners MidCap Growth Fund
 LargeCap Growth Fund                                                           0.55      Partners MidCap Value Fund   1.00
 LargeCap S&P 500 Index Fund                                                    0.15     Partners SmallCap Growth      1.10
                                                                                         Fund I
 LargeCap Value Fund                                                            0.45     Partners SmallCap Growth      1.00
                                                                                         Fund II
 LifeTime 2010 Fund                                                             0.1225   Partners SmallCap Value       1.00
                                                                                         Fund
 LifeTime 2020 Fund                                                             0.1225    Real Estate Fund             0.85
 LifeTime 2030 Fund                                                             0.1225    SmallCap Blend Fund          0.75
 LifeTime 2040 Fund                                                             0.1225    SmallCap Growth Fund         0.75
 LifeTime 2050 Fund                                                             0.1225   SmallCap S&P 600 Index Fund   0.15
 LifeTime Strategic Income Fund                                                 0.1225    SmallCap Value Fund          0.75
                                                                                         Technology Fund               1.00


In addition to the management fee, Advisors Preferred, Advisors Select, Preferred and Select classes of shares of each fund pay the Manager a service fee and an administrative services fee computed at an annual percentage rate of each class's average daily net assets. The annual rate for the service fee and the administrative service fee are .17% and .09%, respectively, for the Advisors Preferred Class and Preferred Class; .25% and .13%, respectively, for the Advisors Select Class and Select Class. Class J shares of each fund reimburses the Manager for transfer and administrative services. The Manager has agreed to provide portfolio accounting services for the Funds. Currently there is no charge for these services.



DISTRIBUTION FEES. . The Advisors Preferred, Advisors Select and Class J shares of each fund bear distribution fees of 0.31%, 0.37% and 0.50%, respectively. The fee is computed at an annual rate of the average daily net assets attributable to each class. Distribution fees are paid to Princor Financial Services Corporation, a portion of which may be paid to other selling dealers for providing certain services.



CONTINGENT DEFERRED SALES CHARGE (CDSC). . Class J shares are subject to a 1% CDSC on certain redemptions made within 18 months of purchase. The charge is based on the lesser of the current market value or the cost of shares being redeemed. Princor Financial Services Corporation, as principal underwriter, receives proceeds of any CDSC. There were no CDSC charges for Class J share redemptions during the periods ended April 30, 2001.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)



AFFILIATED OWNERSHIP. . At April 30, 2001, Principal Life Insurance Company owned shares of the Funds as follows:

                         ADVISORS   ADVISORS
                         PREFERRED   SELECT   CLASS I  CLASS J  PREFERRED   SELECT
                         ---------  --------  -------  -------  ---------  ---------
 Balanced Fund            125,002    125,118    1,037   10,373    125,000   124,999
 Bond & Mortgage          250,005    250,232      971    9,709    250,000   249,998
 Securities Fund
 European Fund            125,054    125,051    1,042   10,417    121,733   124,929
 Government Securities    250,005    250,233      978    9,785    250,000   249,998
 Fund
 High Quality             250,005    249,998      974    9,747    250,000   249,998
 Intermediate-Term Bond
 Fund
 High Quality Long-Term   250,241    250,234      974    9,737    250,000   250,234
 Bond Fund
 High Quality             250,005    250,233      978    9,785    250,000   249,998
 Short-Term Bond Fund
 International Emerging   125,222    125,219      959    9,597    125,000   125,109
 Markets Fund
 International Fund I     125,123    125,241    1,050   10,493    125,000   125,120
 International Fund II    100,097    100,195  100,000   10,776    100,097   100,097
 International SmallCap   125,002    125,120    1,050   10,493    125,000   124,999
 Fund
 LargeCap Blend Fund      125,002    125,125    1,103   11,025    125,000   124,999
 LargeCap Growth Fund     125,144    125,141    1,260   12,594    125,000   125,140
 LargeCap S&P 500 Index   125,122    125,118    1,044   10,438    125,000   124,999
 Fund
 LargeCap Value Fund      125,114    125,111      972    9,737    125,000   124,999
 LifeTime 2010 Fund         1,000      1,000    1,000      N/A      1,000     1,000
 LifeTime 2020 Fund         1,000      1,000    1,000      N/A      1,000     1,000
 LifeTime 2030 Fund         1,000      1,000    1,000      N/A      1,000     1,000
 LifeTime 2040 Fund         1,000      1,000    1,000      N/A      1,000     1,000
 LifeTime 2050 Fund         1,000      1,000    1,000      N/A      1,000     1,000
 LifeTime Strategic         1,000      1,000    1,000      N/A      1,000     1,000
 Income Fund
 MidCap Blend Fund        125,002    125,112      990    9,901    125,000   124,999
 MidCap Growth Fund       125,262    125,259    1,186   11,862    125,000   125,129
 MidCap S&P 400 Index     125,223    125,110      975    9,756    125,000   125,109
 Fund
 MidCap Value Fund        125,110    125,107      944    9,443    125,000   124,999
 Money Market Fund        100,000    100,000   10,000  100,000  4,700,000   100,000
 Pacific Basin Fund       125,110    125,107    1,115   11,161    124,062   125,107
 Partners LargeCap        100,000    100,173  100,000    9,681    100,087   100,087
 Blend Fund
 Partners LargeCap        100,100    100,201  100,000   11,325    100,000   100,100
 Growth Fund I
 Partners LargeCap        100,102    100,205  100,000   11,574    100,102   100,102
 Growth Fund II
 Partners LargeCap        100,166    100,166  100,000    9,191    100,083   100,083
 Value Fund
 Partners MidCap Blend     83,500     83,500   83,500   82,500     83,500    83,500
 Fund
 Partners MidCap Growth   125,128    125,251    1,134   11,338    125,000   125,125
 Fund
 Partners MidCap Value    100,175    100,175  100,000    9,728    100,087   100,087
 Fund
 Partners SmallCap        100,204    100,204  100,000   11,614    100,102   100,102
 Growth Fund I
 Partners SmallCap        100,212    100,212  100,000   12,136    100,106   100,106
 Growth Fund II
 Partners SmallCap         83,500     83,500   83,500   82,500     83,500    83,500
 Value Fund
 Real Estate Fund         125,119    125,116    1,011   10,111    125,000   124,999
 SmallCap Blend Fund      125,214    125,210      934    9,337    125,000   125,105
 SmallCap Growth Fund     125,235    125,115    1,046   10,460    125,000   124,999
 SmallCap S&P 600 Index   125,104    125,202      900    8,993    125,000   125,100
 Fund
 SmallCap Value Fund      125,108    125,104      926    9,259    125,000   125,104
 Technology Fund           98,728     98,842  100,000   13,405     98,728    98,728

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)



AFFILIATED BROKERAGE COMMISSIONS. . No brokerage commissions were paid by the Funds to Princor Financial Services Corporation during the period. Brokerage commissions were paid to other affiliates by the following funds:


                                        PERIODS ENDED
                                       APRIL 30, 2001
                                       --------------
 Balanced Fund                             $  359
 European Fund                              2,233
 International Emerging Markets Fund        2,674
 International Fund I                       1,841
 International Fund II                      2,717
 International SmallCap Fund                  275
 LargeCap Blend Fund                          352
 LargeCap Growth Fund                          74
 LargeCap S&P 500 Index Fund                    6
 LargeCap Value Fund                          386
 MidCap Blend Fund                            677
 MidCap Growth Fund                         1,389
 MidCap Value Fund                            848
 Pacific Basin Fund                           384
 Partners LargeCap Blend Fund                 990
 Partners LargeCap Growth Fund I              385
 Partners LargeCap Growth Fund II             666
 Partners MidCap Blend Fund                   768
 Partners MidCap Growth Fund                1,517
 Partners MidCap Value Fund                 7,190
 Partners SmallCap Growth Fund I              860
 Partners SmallCap Growth Fund II              12
 Real Estate Fund                           1,455
 SmallCap Blend Fund                          533
 SmallCap Growth Fund                       1,377
 SmallCap Value Fund                          800
 Technology Fund                            2,102


                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
5. INVESTMENT TRANSACTIONS

For the periods ended April 30, 2001, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows:

                                                PURCHASES             SALES
                                         -----------------------  -------------
 Balanced Fund                                 $ 8,903,652         $ 3,175,890
 Bond & Mortgage Securities Fund                20,301,917          10,204,217
 European Fund                                   8,711,832           2,813,348
 Government Securities Fund                     11,901,019           1,834,840
 High Quality Intermediate-Term Bond            12,642,163           4,104,550
 Fund
 High Quality Long-Term Bond Fund               14,557,302           2,489,010
 High Quality Short-Term Bond Fund              11,954,769           2,006,837
 International Emerging Markets Fund             6,643,822           1,889,203
 International Fund I                            7,237,545           2,409,605
 International Fund II                           7,071,764           2,053,326
 International SmallCap Fund                     8,222,191           3,441,635
 LargeCap Blend Fund                             6,691,128           1,855,566
 LargeCap Growth Fund                            5,926,947             847,159
 LargeCap S&P 500 Index Fund                     5,397,188             104,921
 LargeCap Value Fund                            10,070,228           3,420,564
 LifeTime 2010 Fund                                 51,310                  38
 LifeTime 2020 Fund                                 51,259                  38
 LifeTime 2030 Fund                                 51,207                  37
 LifeTime 2040 Fund                                 51,155                  37
 LifeTime 2050 Fund                                 51,104                  37
 LifeTime Strategic Income Fund                     51,351                  38
 MidCap Blend Fund                               5,678,778           1,148,627
 MidCap Growth Fund                             11,143,202           6,114,125
 MidCap S&P 400 Index Fund                       6,194,548           1,106,210
 MidCap Value Fund                               7,113,283           2,250,673
 Pacific Basin Fund                              5,793,582             734,957
 Partners LargeCap Blend Fund                    7,007,001           2,205,651
 Partners LargeCap Growth Fund I                 6,441,341           1,361,345
 Partners LargeCap Growth Fund II                8,404,844           3,488,825
 Partners LargeCap Value Fund                    5,743,016             697,822
 Partners MidCap Blend Fund                      6,418,819           1,649,220
 Partners MidCap Growth Fund                    12,629,384           7,592,521
 Partners MidCap Value Fund                     10,796,263           5,573,056
 Partners SmallCap Growth Fund I                 8,155,882           3,305,810
 Partners SmallCap Growth Fund II                8,624,606           3,839,510
 Partners SmallCap Value Fund                    5,004,147             127,079
 Real Estate Fund                                7,246,117           2,071,428
 SmallCap Blend Fund                             7,511,598           2,700,765
 SmallCap Growth Fund                            8,583,785           3,496,330
 SmallCap S&P 600 Index Fund                     6,351,451           1,203,508
 SmallCap Value Fund                             6,584,852           1,704,912
 Technology Fund                                 7,484,897           2,360,645



The Funds may trade portfolio securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the fund commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA basis are not settled until they are delivered to the fund, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. As of April 30, 2001, the Bond & Mortgage Securities Fund, the Government Securities Fund, and the High Quality Intermediate-Term Bond Fund had TBA purchase commitments involving securities with face amounts of $355,000, $775,000, and $700,000, cost of $359,548, $793,363, and $706,234 and market values of $359,995, $791,227, and 706,125, respectively.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
5. INVESTMENT TRANSACTIONS (CONTINUED)

At April 30, 2001, net unrealized appreciation (depreciation) of investments by the Funds was composed of the following:

                                                  GROSS UNREALIZED            NET UNREALIZED
                                         ----------------------------------   APPRECIATION
                                                                              (DEPRECIATION)
                                         APPRECIATION       (DEPRECIATION)     OF INVESTMENTS
                                         ------------       --------------    ---------------
 Balanced Fund                           $         206,267  $      (400,294)                 $      (194,027)
 Bond & Mortgage Securities Fund                   157,316          (40,560)                         116,756
 European Fund                                     162,508         (291,128)                        (128,620)
 Government Securities Fund                        187,930           (2,136)                         185,794
 High Quality Intermediate-Term Bond               163,417          (35,827)                         127,590
 Fund
 High Quality Long-Term Bond Fund                  113,464         (110,205)                           3,259
 High Quality Short-Term Bond Fund                 210,931           (2,353)                         208,578
 International Emerging Markets Fund               347,803         (326,689)                          21,114
 International Fund I                              139,563         (321,496)                        (181,933)
 International Fund II                             152,829         (471,834)                        (319,005)
 International SmallCap Fund                       250,366         (286,261)                         (35,895)
 LargeCap Blend Fund                               184,455         (662,316)                        (477,861)
 LargeCap Growth Fund                              116,844       (1,005,974)                        (889,130)
 LargeCap S&P 500 Index Fund                       314,277         (561,284)                        (247,007)
 LargeCap Value Fund                               499,008         (217,425)                         281,583
 LifeTime 2010 Fund                                    308             (388)                             (80)
 LifeTime 2020 Fund                                    382             (457)                             (75)
 LifeTime 2030 Fund                                    461             (466)                              (5)
 LifeTime 2040 Fund                                    534             (483)                              51
 LifeTime 2050 Fund                                    617             (491)                             126
 LifeTime Strategic Income Fund                        226             (297)                             (71)
 MidCap Blend Fund                                 404,571         (206,749)                         197,822
 MidCap Growth Fund                                381,367         (941,633)                        (560,266)
 MidCap S&P 400 Index Fund                         623,135         (428,071)                         195,064
 MidCap Value Fund                                 511,028         (213,624)                         297,404
 Pacific Basin Fund                                195,158         (655,829)                        (460,671)
 Partners LargeCap Blend Fund                      425,594         (270,437)                         155,157
 Partners LargeCap Growth Fund I                   161,747         (667,727)                        (505,980)
 Partners LargeCap Growth Fund II                  193,526         (424,831)                        (231,305)
 Partners LargeCap Value Fund                      600,552         (182,449)                         418,103
 Partners MidCap Blend Fund                        365,030         (250,305)                         114,725
 Partners MidCap Growth Fund                       484,388         (235,418)                         248,970
 Partners MidCap Value Fund                        491,310          (93,242)                         398,068
 Partners SmallCap Growth I Fund                   511,206         (685,911)                        (174,705)
 Partners SmallCap Growth II Fund                  428,234         (784,193)                        (355,959)
 Partners SmallCap Value Fund                      443,046         (227,855)                         215,191
 Real Estate Fund                                  153,760          (72,002)                          81,758
 SmallCap Blend Fund                               677,950         (124,750)                         553,200
 SmallCap Growth Fund                              512,136       (1,064,002)                        (551,866)
 SmallCap S&P 600 Index Fund                       897,178         (345,837)                         551,341
 SmallCap Value Fund                               665,546         (227,442)                         438,104
 Technology Fund                                   170,285         (969,185)                        (798,900)


The Funds' investments are with various issuers in various industries. The Schedules of Investments contained herein summarize concentrations of credit risk by issuer and industry.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
5. INVESTMENT TRANSACTIONS (CONTINUED)



RESTRICTED SECURITIES. . The Funds may hold securities purchased in private placement transactions which may require registration, or an exemption therefrom, in order to effect a sale in the ordinary course of business. The total value of restricted securities, footnoted in the Schedules of Investments contained herein, held by the Funds as of April 30, 2001 were as follows:

                                            VALUE AS A PERCENTAGE
 FUND NAME                                      OF NET ASSETS
 ----------------------------------------  -----------------------
 Balanced Fund                                      3.05%
 Bond & Mortgage Securities Fund                    9.15%
 High Quality Intermediate-Term Bond Fund           3.96%
 High Quality Short-Term Bond Fund                   .97%
 International Emerging Markets Fund                3.66%
 Partners LargeCap Blend Fund                        .73%



6.  CAPITAL SHARE TRANSACTIONS

                                                                              BOND & MORTGAGE              GOVERNMENT
                                                                  BALANCED      SECURITIES     EUROPEAN    SECURITIES
                                                                    FUND           FUND          FUND         FUND
                                                                ------------  ---------------  ---------  ------------
 PERIODS ENDED APRIL 30, 2001:
 Shares sold:
  Advisors Preferred............                                  125,002         250,005       125,054      250,005
  Advisors Select...............                                  203,782         250,232       240,978      250,385
  Class I.......................                                    1,037           7,450         1,042        5,348
  Class J.......................                                   28,796          31,737        11,048       24,716
  Preferred.....................                                  470,000         970,000       466,733      970,000
  Select........................                                  124,999         249,998       124,929      249,998
 Shares issued in reinvestment of dividends and distributions:
  Class I.......................                                       --              66            --           45
  Class J.......................                                       --              26            --           15
 Shares redeemed:
  Advisors Select...............                                       --              --            --           (8)
  Class I.......................                                       --              (5)           --           (3)
  Class J.......................                                       --             (89)           --           --
  Preferred.....................                                 (345,000)       (720,000)     (345,000)    (720,000)
                                                                 --------       ---------      --------    ---------
                                       Net Increase (Decrease)    608,616       1,039,420       624,784    1,030,501
                                                                 ========       =========      ========    =========

Transactions in Capital Shares by fund were as follows:

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
6. CAPITAL SHARE TRANSACTIONS (CONTINUED)


                                                                  HIGH QUALITY     HIGH QUALITY  HIGH QUALITY   INTERNATIONAL
                                                                INTERMEDIATE-TERM   LONG-TERM     SHORT-TERM      EMERGING
                                                                    BOND FUND       BOND FUND     BOND FUND     MARKETS FUND
                                                                -----------------  ------------  ------------  ---------------
 PERIODS ENDED APRIL 30, 2001:
 Shares sold:
  Advisors Preferred..........................................       250,005          250,241       250,005        125,222
  Advisors Select.............................................       259,221          250,234       250,233        125,219
  Class I.....................................................           974              974         2,985          1,408
  Class J.....................................................        12,311           10,651        14,206          9,857
  Preferred...................................................       970,000          970,000       970,000        470,000
  Select......................................................       249,998          250,234       249,998        125,109
 Shares issued in reinvestment of dividends and distributions:
  Advisors Select.............................................            39               --            --             --
  Class J.....................................................             8                1             5             --
 Shares redeemed:
  Advisors Select.............................................            (9)              --            --             --
  Preferred...................................................      (720,000)        (720,000)     (720,000)      (345,000)
                                                                   ---------        ---------     ---------       --------
                                       Net Increase (Decrease)     1,022,547        1,012,335     1,017,432        511,815
                                                                   =========        =========     =========       ========

                                                                          INTERNATIONAL   LARGECAP
                                            INTERNATIONAL  INTERNATIONAL    SMALLCAP        BLEND
                                               FUND I         FUND II          FUND          FUND
                                            -------------  -------------  -------------  -----------
 PERIODS ENDED APRIL 30, 2001:
 Shares sold:
  Advisors Preferred......................     125,123        100,097        125,002       125,002
  Advisors Select.........................     125,488        100,195        125,120       125,125
  Class I.................................       3,834        642,336          1,318         1,103
  Class J.................................      21,548         11,737         10,694        15,239
  Preferred...............................     470,000        100,097        470,000       470,000
  Select..................................     125,120        100,097        125,000       124,999
 Shares redeemed:
  Advisors Select.........................          (9)            --             --            --
  Class I.................................          (2)      (489,130)            --            --
  Class J.................................        (101)            --             --          (175)
  Preferred...............................    (345,000)            --       (345,000)     (345,000)
  Select..................................          --             --             (1)           --
                                              --------       --------       --------      --------
                   Net Increase (Decrease)     526,001        565,429        512,133       516,293
                                              ========       ========       ========      ========


6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                          LARGECAP    LARGECAP
                                           GROWTH     S&P 500     LARGECAP    LIFETIME
                                            FUND     INDEX FUND  VALUE FUND   2010 FUND
                                          ---------  ----------  ----------  -----------
 PERIODS ENDED APRIL 30, 2001:
 Shares sold:
  Advisors Preferred....................   125,144    125,122     125,114       1,000
  Advisors Select.......................   125,142    125,447     303,358       1,000
  Class I...............................     4,189      1,044       3,848       1,102
  Class J...............................    14,025     65,932      15,654         N/A
  Preferred.............................   470,000    470,000     470,000       1,000
  Select................................   125,140    124,999     124,999       1,000
 Shares redeemed:
  Advisors Select.......................        (1)       (17)         (2)         --
  Class I...............................        (2)        --          (2)         --
  Class J...............................       (74)       (98)         --         N/A
  Preferred.............................  (345,000)  (345,000)   (345,000)         --
                                          --------   --------    --------       -----
                 Net Increase (Decrease)   518,563    567,429     697,969       5,102
                                          ========   ========    ========       =====

                                   LIFETIME   LIFETIME   LIFETIME    LIFETIME
                                   2020 FUND  2030 FUND  2040 FUND   2050 FUND
                                   ---------  ---------  ---------  -----------
 PERIODS ENDED APRIL 30, 2001:
 Shares sold:
  Advisors Preferred.............    1,000      1,000      1,000       1,000
  Advisors Select................    1,000      1,000      1,000       1,000
  Class I........................    1,103      1,104      1,105       1,106
  Class J........................      N/A        N/A        N/A         N/A
  Preferred......................    1,000      1,000      1,000       1,000
  Select.........................    1,000      1,000      1,000       1,000
                                     -----      -----      -----       -----
          Net Increase (Decrease)    5,103      5,104      5,105       5,106
                                     =====      =====      =====       =====

                                LIFETIME      MIDCAP     MIDCAP       MIDCAP
                                STRATEGIC     BLEND      GROWTH      S&P 400
                               INCOME FUND     FUND       FUND      INDEX FUND
                               -----------  ----------  ---------  ------------
 PERIODS ENDED APRIL 30,
 2001:
 Shares sold:
  Advisors Preferred.........     1,000      125,002     125,262     125,223
  Advisors Select............     1,000      125,131     125,358     125,111
  Class I....................     1,102          990       1,186         975
  Class J....................       N/A       20,002      16,484      14,351
  Preferred..................     1,000      470,000     470,000     470,000
  Select.....................     1,000      124,999     125,129     125,109
 Shares redeemed:
  Advisors Select............        --           (1)         (2)         (1)
  Class J....................       N/A         (149)         --          --
  Preferred..................        --     (345,000)   (345,000)   (345,000)
                                  -----     --------    --------    --------
      Net Increase (Decrease)     5,102      520,974     518,417     515,768
                                  =====     ========    ========    ========

6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                                                        PARTNERS
                                                                  MIDCAP        MONEY      PACIFIC      LARGECAP
                                                                VALUE FUND   MARKET FUND  BASIN FUND   BLEND FUND
                                                                -----------  -----------  ----------  ------------
 PERIODS ENDED APRIL 30, 2001:
 Shares sold:
  Advisors Preferred..........................................    125,110      100,000     125,110       100,000
  Advisors Select.............................................    125,107      572,268     125,108       100,262
  Class I.....................................................        944       15,100       1,115     1,584,698
  Class J.....................................................     24,150      762,915      11,237        10,230
  Preferred...................................................    470,000    4,700,000     469,062       100,087
  Select......................................................    124,999      100,000     125,107       100,087
 Shares issued in reinvestment of dividends and distributions:
  Advisors Select.............................................         --        1,397          --            --
  Class I.....................................................         --           56          --            --
  Class J.....................................................         --          161          --            --
 Shares redeemed:
  Advisors Select.............................................         --          (79)         (1)           (4)
  Class I.....................................................         --           (4)         --      (360,000)
  Class J.....................................................         --       (8,809)         --            --
  Preferred...................................................   (345,000)          --    (345,000)           --
                                                                 --------    ---------    --------     ---------
                                       Net Increase (Decrease)    525,310    6,243,005     511,738     1,635,360
                                                                 ========    =========    ========     =========

                                         PARTNERS        PARTNERS      PARTNERS     PARTNERS
                                         LARGECAP        LARGECAP      LARGECAP      MIDCAP
                                       GROWTH FUND I  GROWTH FUND II  VALUE FUND   BLEND FUND
                                       -------------  --------------  ----------  ------------
 PERIODS ENDED APRIL 30, 2001:
 Shares sold:
  Advisors Preferred.................     100,100        100,102       100,166       83,500
  Advisors Select....................     107,524        100,205       100,166       83,500
  Class I............................     467,256        460,594       484,070       83,607
  Class J............................      15,766         12,381        11,163       87,262
  Preferred..........................     100,000        100,102       100,083       83,500
  Select.............................     100,100        100,102       100,083       83,500
 Shares redeemed:
  Advisors Select....................         (13)            --            --           --
  Class I............................    (360,002)      (360,000)     (360,002)          --
  Class J............................          --             --            --          (94)
                                         --------       --------      --------      -------
              Net Increase (Decrease)     530,731        513,486       535,729      504,775
                                         ========       ========      ========      =======

6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                           PARTNERS     PARTNERS     PARTNERS         PARTNERS
                                            MIDCAP       MIDCAP      SMALLCAP         SMALLCAP
                                          GROWTH FUND  VALUE FUND  GROWTH FUND I   GROWTH FUND II
                                          -----------  ----------  -------------   --------------
 PERIODS ENDED APRIL 30, 2001:
 Shares sold:
  Advisors Preferred....................    125,128     100,175       100,204         100,212
  Advisors Select.......................    125,251     100,403       100,204         100,212
  Class I...............................      1,134     492,512       482,351         460,107
  Class J...............................     17,086      12,093        12,125          12,403
  Preferred.............................    470,000     100,087       100,102         100,106
  Select................................    125,125     100,087       100,102         100,106
 Shares redeemed:
  Advisors Select.......................         --         (13)           --              --
  Class I...............................         --    (361,764)     (360,001)       (360,000)
  Preferred.............................   (345,000)         --            --              --
                                           --------    --------      --------        --------
                 Net Increase (Decrease)    518,724     543,580       535,087         513,146
                                           ========    ========      ========        ========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                     PARTNERS
                                     SMALLCAP    REAL ESTATE   SMALLCAP     SMALLCAP
                                    VALUE FUND      FUND      BLEND FUND   GROWTH FUND
                                    -----------  -----------  ----------  -------------
 PERIODS ENDED APRIL 30, 2001:
 Shares sold:
  Advisors Preferred..............     83,500      125,119     125,214       125,235
  Advisors Select.................     83,500      125,291     125,304       128,595
  Class I.........................     83,603        1,011         934         1,989
  Class J.........................     83,665       21,431      17,794        13,800
  Preferred.......................     83,500      470,000     470,000       470,000
  Select..........................     83,500      124,999     125,105       124,999
 Shares redeemed:
  Advisors Select.................         --           (8)         (4)           (1)
  Class I.........................         --           --          --            (1)
  Class J.........................         --           --        (232)           --
  Preferred.......................         --     (345,000)   (345,000)     (345,000)
                                      -------     --------    --------      --------
           Net Increase (Decrease)    501,268      522,843     519,115       519,616
                                      =======     ========    ========      ========

6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                            SMALLCAP
                                            S&P 600     SMALLCAP    TECHNOLOGY
                                           INDEX FUND  VALUE FUND      FUND
                                           ----------  ----------  ------------
 PERIODS ENDED APRIL 30, 2001:
 Shares sold:
  Advisors Preferred.....................   125,103     125,108       98,728
  Advisors Select........................   125,202     125,104       98,842
  Class I................................       900       2,516      502,654
  Class J................................    20,191      10,921       19,047
  Preferred..............................   470,000     470,000       98,728
  Select.................................   125,100     125,104       98,728
 Shares redeemed:
  Class I................................        --          (1)    (367,282)
  Preferred..............................  (345,000)   (345,000)          --
                                           --------    --------     --------
                  Net Increase (Decrease)   521,496     513,752      549,445
                                           ========    ========     ========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SPECIAL SHAREHOLDER MEETING RESULTS . A special meeting of the shareholder of Principal Investors Fund, Inc. Technology Fund was held on March 27, 2001. The shareholder approved changes to fundamental investment restrictions regarding diversification. 524,551 shares were voted in favor, zero opposed, zero abstained.

                            SCHEDULE OF INVESTMENTS

                                 BALANCED FUND

                           APRIL 30, 2001 (UNAUDITED)

                                                            Shares
                                                             Held                  Value
--------------------------------------------------------------------------------------------------
COMMON STOCKS (58.25%)
AIRLINES (0.24%)
                                                                                $
 Delta Air Lines                                                 320                14,090
APPLICATIONS SOFTWARE (0.49%)
 Microsoft /1/                                                   300                20,325
 Siebel Systems /1/                                              180                 8,204
                                                                                    28,529
AUTO-CARS & LIGHT TRUCKS (0.23%)
 General Motors                                                  250                13,703
BEVERAGES-NON-ALCOHOLIC (0.15%)
 Pepsico                                                         200                 8,762
BROADCASTING SERVICES & PROGRAMMING (0.47%)
 Clear Channel Communications /1/                                210                11,718
 Fox Entertainment Group /1/                                     675                15,491
                                                                                    27,209
CABLE TV (1.05%)
 Comcast                                                       1,400                61,474
CELLULAR TELECOMMUNICATIONS (0.32%)
 Sprint /1/                                                      740                18,966
CHEMICALS-DIVERSIFIED (0.50%)
 E.I. Du Pont de Nemours                                         650                29,373
COMMERCIAL SERVICE-FINANCE (0.48%)
 Paychex                                                         820                28,339
COMPUTER SERVICES (0.56%)
 Computer Sciences /1/                                           740                26,366
 Unisys                                                          530                 6,381
                                                                                    32,747
COMPUTERS (1.15%)
 Compaq Computer                                                 705                12,338
 Hewlett-Packard                                                 795                22,602
 Sun Microsystems /1/                                          1,870                32,014
                                                                                    66,954
COMPUTERS-MEMORY DEVICES (1.21%)
 EMC                                                           1,140                45,144
 Veritas Software /1/                                            430                25,632
                                                                                    70,776
CONSUMER PRODUCTS-MISCELLANEOUS (0.15%)
 Fortune Brands                                                  280                 8,722
COSMETICS & TOILETRIES (0.59%)
 Kimberly-Clark                                                  215                12,771
 Procter & Gamble                                                360                21,618
                                                                                    34,389
CRUISE LINES (0.32%)
 Royal Caribbean Cruises                                         910                18,546
DATA PROCESSING & MANAGEMENT (0.86%)
 Automatic Data Processing                                       660                35,805
                                                            Shares
                                                             Held                  Value
--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DATA PROCESSING & MANAGEMENT (CONTINUED)
                                                                                $
 First Data                                                      215                14,500
                                                                                    50,305
DIVERSIFIED FINANCIAL SERVICES (1.99%)
 Citigroup                                                     2,360               115,994
DIVERSIFIED MANUFACTURING OPERATIONS (2.68%)
 General Electric                                              2,640               128,119
 Tyco International                                              535                28,553
                                                                                   156,672
E-COMMERCE/SERVICES (0.23%)
 TMP Worldwide /1/                                               280                13,507
ELECTRIC PRODUCTS-MISCELLANEOUS (0.35%)
 Emerson Electric                                                310                20,662
ELECTRIC-INTEGRATED (1.62%)
 Cinergy                                                         260                 9,017
 Dominion Resources                                              280                19,177
 DTE Energy                                                      360                15,091
 NiSource                                                        690                20,541
 Reliant Energy                                                  625                30,969
                                                                                    94,795
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.86%)
 Intel                                                           990                30,601
 Texas Instruments                                               510                19,737
                                                                                    50,338
ENTERPRISE SOFTWARE/SERVICE (0.20%)
 BEA Systems /1/                                                 280                11,438
FIDUCIARY BANKS (0.20%)
 State Street                                                    110                11,416
FINANCE-CREDIT CARD (0.19%)
 Capital One Financial                                           180                11,315
FINANCE-INVESTMENT BANKER & BROKER (0.80%)
 Merrill Lynch                                                   300                18,510
 Morgan Stanley Dean Witter                                      450                28,255
                                                                                    46,765
FINANCE-MORTGAGE LOAN/BANKER (1.34%)
 Federal Home Loan Mortgage                                      320                21,056
 Federal National Mortgage Association                           715                57,386
                                                                                    78,442
FINANCIAL GUARANTEE INSURANCE (0.48%)
 AMBAC Financial Group                                           330                17,757
 MGIC Investment                                                 160                10,399
                                                                                    28,156
FOOD-MISCELLANEOUS/DIVERSIFIED (0.59%)
 Conagra Foods                                                   920                19,145
 Sara Lee                                                        780                15,530
                                                                                    34,675
                                                            Shares
                                                             Held                  Value
--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-RETAIL (0.25%)
                                                                                $
 Albertson's                                                     440                14,696
FOOD-WHOLESALE/DISTRIBUTION (0.85%)
 Sysco                                                         1,760                49,491
INDEPENDENT POWER PRODUCER (0.33%)
 Utilicorp United                                                540                19,062
INSURANCE BROKERS (0.14%)
 AON                                                             250                 8,310
INTERNET SECURITY (0.27%)
 Check Point Software Technologies /1/                           250                15,683
LIFE & HEALTH INSURANCE (0.80%)
 American General                                                250                10,902
 Conseco                                                         580                11,037
 Lincoln National                                                535                24,696
                                                                                    46,635
MACHINERY-GENERAL INDUSTRY (0.41%)
 Ingersoll-Rand                                                  510                23,970
MEDICAL INSTRUMENTS (0.60%)
 Medtronic                                                       790                35,234
MEDICAL PRODUCTS (1.28%)
 Johnson & Johnson                                               775                74,772
MEDICAL-DRUGS (3.72%)
 Abbott Laboratories                                             369                17,114
 Bristol-Myers Squibb                                            780                43,680
 Merck                                                           355                26,969
 Pfizer                                                        2,340               101,322
 Schering-Plough                                                 740                28,520
                                                                                   217,605
MEDICAL-GENERIC DRUGS (0.18%)
 Watson Pharmaceutical /1/                                       210                10,458
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.66%)
 Cardinal Health                                                 570                38,418
METAL-ALUMINUM (0.48%)
 Alcoa                                                           680                28,152
MONEY CENTER BANKS (1.50%)
 Bank of America                                                 700                39,200
 First Union                                                     515                15,435
 JP Morgan Chase                                                 685                32,866
                                                                                    87,501
MULTI-LINE INSURANCE (2.51%)
 Allstate                                                        650                27,137
 American International Group                                    890                72,802
 Hartford Financial Services                                     215                13,351
                                                            Shares
                                                             Held                  Value
--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
                                                                                $
 Loews                                                           170                11,460
 Safeco                                                          490                13,083
 St. Paul                                                        195                 8,795
                                                                                   146,628
MULTIMEDIA (1.22%)
 AOL Time Warner /1/                                             950                47,975
 Viacom /1/                                                      280                14,577
 Walt Disney                                                     280                 8,470
                                                                                    71,022
NETWORKING PRODUCTS (0.85%)
 Cisco Systems /1/                                             2,420                41,092
 Lucent Technologies                                             855                 8,558
                                                                                    49,650
NON-HAZARDOUS WASTE DISPOSAL (0.33%)
 Waste Management                                                785                19,162
OIL & GAS DRILLING (0.23%)
 Transocean Sedco Forex                                          250                13,570
OIL COMPANY-EXPLORATION & PRODUCTION (0.61%)
 Burlington Resources                                            410                19,356
 Devon Energy                                                    280                16,523
                                                                                    35,879
OIL COMPANY-INTEGRATED (2.48%)
 Conoco                                                          610                18,556
 Exxon Mobil                                                     605                53,603
 Royal Dutch Petroleum                                           430                25,598
 Texaco                                                          655                47,343
                                                                                   145,100
OIL-FIELD SERVICES (0.16%)
 Halliburton                                                     210                 9,074
PAPER & RELATED PRODUCTS (0.45%)
 International Paper                                             360                14,105
 Mead                                                            430                12,126
                                                                                    26,231
PIPELINES (0.37%)
 El Paso                                                         190                13,072
 Williams                                                        200                 8,434
                                                                                    21,506
PUBLICLY TRADED INVESTMENT FUND (3.60%)
 iShares MSCI Japan Index Fund                                 1,680                18,849
 iShares S&P Europe 350 Index Fund                             2,795               191,290
                                                                                   210,139
REGIONAL BANKS (1.57%)
 Fifth Third Bancorp                                             560                30,106
 FleetBoston Financial                                           735                28,202
 PNC Financial Services Group                                    245                15,942
 Wells Fargo                                                     370                17,379
                                                                                    91,629
RETAIL-APPAREL & SHOE (0.49%)
 Gap                                                             400                11,084
                                                            Shares
                                                             Held                  Value
--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (CONTINUED)
                                                                                $
 Limited                                                       1,040                17,597
                                                                                    28,681
RETAIL-BEDDING (1.21%)
 Bed Bath & Beyond /1/                                         2,490                70,517
RETAIL-BUILDING PRODUCTS (0.47%)
 Home Depot                                                      310                14,601
 Lowe's                                                          200                12,600
                                                                                    27,201
RETAIL-DISCOUNT (0.32%)
 Dollar Tree Stores /1/                                          890                18,619
RETAIL-MAJOR DEPARTMENT STORE (0.24%)
 May Department Stores                                           370                13,783
RETAIL-REGIONAL DEPARTMENT STORE (1.15%)
 Federated Department Stores /1/                                 380                16,332
 Kohls /1/                                                       830                50,680
                                                                                    67,012
RETAIL-RESTAURANTS (0.48%)
 McDonald's                                                    1,030                28,325
SAVINGS & LOANS/THRIFTS (0.59%)
 Charter One Financial                                           350                10,255
 Washington Mutual                                               480                23,966
                                                                                    34,221
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.17%)
 Linear Technology                                               530                25,461
 Maxim Integrated Products /1/                                   840                42,924
                                                                                    68,385
SEMICONDUCTOR EQUIPMENT (0.19%)
 Applied Materials /1/                                           200                10,920
TELECOM EQUIPMENT FIBER OPTICS (0.15%)
 JDS Uniphase /1/                                                370                 7,914
 Williams Communications Group /1/                               164                   744
                                                                                     8,658
TELECOMMUNICATION EQUIPMENT (1.12%)
 ADC Telecommunications /1/                                    1,220                 9,162
 Comverse Technology /1/                                         470                32,195
 Nortel Networks                                                 490                 7,497
 Tellabs /1/                                                     470                16,502
                                                                                    65,356
TELEPHONE-INTEGRATED (3.52%)
 Alltel                                                          405                22,117
 AT&T                                                          1,370                30,524
 BellSouth                                                     1,020                42,799
 McLeodUSA /1/                                                   740                 6,549
 SBC Communications                                              840                34,650
 Sprint                                                          580                12,400
 Verizon Communications                                          655                36,071
 WorldCom /1/                                                  1,140                20,805
                                                                                   205,915
                                                            Shares
                                                             Held                  Value
--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOBACCO (0.49%)
                                                                                $
 Philip Morris                                                   570                28,563
TRANSPORT-RAIL (0.15%)
 Burlington Northern Santa Fe                                    300                 8,820
WIRELESS EQUIPMENT (0.36%)
 Motorola                                                      1,355                21,070
                                                TOTAL COMMON STOCKS              3,402,682

                                                          Principal
                                                            Amount                 Value
--------------------------------------------------------------------------------------------------
BONDS (18.44%)
AEROSPACE & DEFENSE (0.34%)
 Northrop Grumman /2/                                     10,000,000
                                                          $                     $
  7.75%; 02/15/31                                             10,000                10,000
 Raytheon                                                 10,000,000
  6.45%; 08/15/02                                             10,000                10,047
                                                                                    20,047
AIRLINES (0.43%)
 Northwest Airlines                                       10,000,000
  7.58%; 03/01/19                                             24,020                25,059
AUTO-CARS & LIGHT TRUCKS (0.17%)
 Ford Motor                                               10,000,000
  7.45%; 07/16/31                                             10,000                 9,741
BROADCASTING SERVICES & PROGRAMMING (0.27%)
 Clear Channel Communications                             10,000,000
  7.88%; 06/15/05                                             15,000                15,710
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.26%)
 Masco                                                    10,000,000
  6.00%; 05/03/04                                             15,000                14,961
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.26%)
 Cemex Central Sa De Cv /2/                               10,000,000
  8.63%; 07/18/03                                             15,000                15,450
CHEMICALS-DIVERSIFIED (0.34%)
 Chevron Phillips Chemical /2/                            10,000,000
  7.00%; 03/15/11                                             20,000                19,675
COMPUTER SERVICES (0.36%)
 Unisys                                                   10,000,000
  11.75%; 10/15/04                                            20,000                21,000
CREDIT CARD ASSET BACKED SECURITIES (0.95%)
 Citibank Credit Card Master Trust I                      10,000,000
  5.50%; 02/15/06                                             30,000                30,220
                                                          Principal
                                                            Amount                 Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CREDIT CARD ASSET BACKED SECURITIES (CONTINUED)
 Discover Card Master Trust I                             10,000,000
                                                          $                     $
  5.67%; 04/15/06                                             25,000                25,014
                                                                                    55,234
CREDIT CARD CONTROL AMORTIZATION (0.97%)
 Sears Credit Account Master Trust                        10,000,000
  6.20%; 07/16/07                                             25,000                25,488
  7.25%; 11/15/07                                             30,000                31,346
                                                                                    56,834
DIVERSIFIED FINANCIAL SERVICES (0.44%)
 Citigroup                                                10,000,000
  7.25%; 10/01/10                                             25,000                25,979
ELECTRIC-INTEGRATED (0.35%)
 Mirant Americas Generation /2/                           10,000,000
  9.13%; 05/01/31                                             10,000                10,234
 Progress Energy                                          10,000,000
  6.55%; 03/01/04                                             10,000                10,190
                                                                                    20,424
FINANCE-AUTO LOANS (1.30%)
 Ford Credit                                              10,000,000
  6.88%; 02/01/06                                             40,000                40,706
 General Motors Acceptance                                10,000,000
  5.80%; 03/12/03                                             20,000                20,102
  6.38%; 01/30/04                                             15,000                15,208
                                                                                    76,016
FINANCE-CONSUMER LOANS (0.55%)
 Household Finance                                        10,000,000
  8.00%; 07/15/10                                             30,000                32,323
FINANCE-INVESTMENT BANKER & BROKER (1.62%)
 Bear Stearns                                             10,000,000
  6.50%; 05/01/06                                             10,000                10,019
 Goldman Sachs Group                                      10,000,000
  6.88%; 01/15/11                                             20,000                19,866
 Lehman Brothers Holdings                                 10,000,000
  7.00%; 02/01/08                                             10,000                10,082
 Morgan Stanley Dean Witter                               10,000,000
  6.75%; 04/15/11                                             40,000                39,768
 Salomon Smith Barney Holdings                            10,000,000
  6.50%; 02/15/08                                             15,000                15,005
                                                                                    94,740
FINANCE-MORTGAGE LOAN/BANKER (1.15%)
 Federal National Mortgage Association                    10,000,000
  5.50%; 03/15/11                                             45,000                43,079
  6.63%; 11/15/30                                              8,000                 8,090
  7.13%; 01/15/30                                             15,000                16,145
                                                                                    67,314
FINANCE-OTHER SERVICES (0.53%)
 Sprint Spectrum /1/                                      10,000,000
  0.00%; 08/15/06                                             20,000                20,635
 Verizon Global Funding /2/                               10,000,000
  7.25%; 12/01/10                                             10,000                10,351
                                                                                    30,986
                                                          Principal
                                                            Amount                 Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (0.17%)
 Kellogg /2/                                              10,000,000
                                                          $                     $
  7.45%; 04/01/31                                             10,000                 9,942
FOOD-RETAIL (0.08%)
 Koninklijke Ahold /1/ /2/                                10,000,000
  0.00%; 01/02/20                                              5,000                 4,928
GROCERIES & RELATED PRODUCTS (0.60%)
 Safeway                                                  10,000,000
  6.15%; 03/01/06                                             35,000                34,863
INDEPENDENT POWER PRODUCER (0.33%)
 Calpine                                                  10,000,000
  8.63%; 08/15/10                                             15,000                15,049
 NRG Energy                                               10,000,000
  8.63%; 04/01/31                                              4,000                 4,045
                                                                                    19,094
MEDICAL-DRUGS (0.26%)
 American Home Products /2/                               10,000,000
  5.88%; 03/15/04                                             15,000                14,975
MONEY CENTER BANKS (0.27%)
 Bank of America                                          10,000,000
  7.40%; 01/15/11                                             15,000                15,601
MORTGAGE BACKED SECURITIES (1.38%)
 Chase Commercial Mortgage Securities                     10,000,000
  7.03%; 10/15/08                                             47,567                49,504
 GMAC Commercial Mortgage Securities                      10,000,000
  6.96%; 09/15/35                                             30,000                30,820
                                                                                    80,324
MULTIMEDIA (0.51%)
 AOL Time Warner                                          10,000,000
  6.75%; 04/15/11                                             10,000                 9,935
  7.63%; 04/15/31                                             20,000                20,052
                                                                                    29,987
PIPELINES (0.34%)
 Kinder Morgan Energy Partners                            10,000,000
  6.75%; 03/15/11                                             20,000                19,618
REAL ESTATE OPERATOR & DEVELOPER (0.53%)
 EOP Operating                                            10,000,000
  7.38%; 11/15/03                                             30,000                30,977
REGIONAL AUTHORITY (0.08%)
 Province of Quebec                                       10,000,000
  5.75%; 02/15/09                                              5,000                 4,828
REGIONAL BANKS (0.79%)
 First Union                                              10,000,000
  7.55%; 08/18/05                                             15,000                15,872
 Korea Development Bank                                   10,000,000
  7.90%; 02/01/02                                             30,000                30,448
                                                                                    46,320
                                                          Principal
                                                            Amount                 Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-REGIONAL DEPARTMENT STORE (0.16%)
 Dillards                                                 10,000,000
                                                          $                     $
  6.13%; 11/01/03                                             10,000                 9,405
SPECIAL PURPOSE ENTITY (1.07%)
 Osprey Trust/Osprey I /2/                                10,000,000
  8.31%; 01/15/03                                             30,000                30,904
 Qwest Capital Funding /2/                                10,000,000
  7.75%; 08/15/06                                             30,000                31,516
                                                                                    62,420
TELECOMMUNICATION SERVICES (0.47%)
 KPNQwest                                                 10,000,000
  8.13%; 06/01/09                                             10,000                 8,400
 Mastec                                                   10,000,000
  7.75%; 02/01/08                                             20,000                19,250
                                                                                    27,650
TELEPHONE-INTEGRATED (0.62%)
 British Telecommunications                               10,000,000
  7.63%; 12/15/05                                             15,000                15,584
 France Telecom /2/                                       10,000,000
  7.20%; 03/01/06                                             20,000                20,427
                                                                                    36,011
TRANSPORT-RAIL (0.49%)
 CSX                                                      10,000,000
  6.75%; 03/15/11                                             20,000                19,638
 Union Pacific                                            10,000,000
  6.63%; 02/01/29                                             10,000                 8,944
                                                                                    28,582
                                                        TOTAL BONDS              1,077,018

                                                          Principal
    Type           Rate             Maturity                Amount                 Value
--------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (10.36%)
                                                          $                     $
FHLMC          6.00%         06/01/28 - 01/01/29             121,877               118,132
FHLMC          6.50%         07/01/19 - 04/01/31             124,674               124,033
FHLMC          7.00%         12/01/30 - 05/01/31             162,607               164,127
FHLMC          7.50%         10/01/30 - 12/01/30             120,012               122,616
FHLMC          8.00%         11/01/30 - 02/01/31              73,958                76,573
                                           TOTAL FHLMC CERTIFICATES                605,481

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (2.39%)
FNMA           6.00%         05/01/09                         75,763                76,271
FNMA           6.50%         04/01/10                         62,337                63,543
                                            TOTAL FNMA CERTIFICATES                139,814

                                                          Principal
                                                            Amount                 Value
--------------------------------------------------------------------------------------------------
TREASURY BONDS (5.13%)
 U.S. Treasury                                            10,000,000
                                                          $                     $
  5.00%; 02/15/11                                             80,000                77,975
  5.75%; 11/15/05                                            125,000               129,316
  6.25%; 05/15/30                                             22,000                23,207
  7.25%; 05/15/16                                             15,000                17,152
  8.00%; 11/15/21                                             20,000                24,897
 U.S. Treasury Strip /1/                                  10,000,000
  0.00%; 02/15/19                                             45,000                15,132
  0.00%; 02/15/23                                             45,000                11,969
                                               TOTAL TREASURY BONDS                299,648

                                                          Principal
                                                            Amount                 Value
--------------------------------------------------------------------------------------------------
FEDERAL AGENCY SHORT-TERM OBLIGATION (6.23%)
FINANCE-MORTGAGE LOAN/BANKER (6.23%)
 Investment in Joint Trading Account; Federal Home
  Loan Mortgage                                           10,000,000
  4.50%; 05/01/01                                            364,097               364,097
                         TOTAL FEDERAL AGENCY SHORT-TERM OBLIGATION                364,097
                                                                                ----------

                              TOTAL PORTFOLIO INVESTMENTS (100.80%)              5,888,740
LIABILITIES, NET OF CASH AND RECEIVABLES
(-0.80%)                                                                           (46,651)
                                         TOTAL NET ASSETS (100.00%)             $5,842,089
                                                                                -------------

                            SCHEDULE OF INVESTMENTS

                        BOND & MORTGAGE SECURITIES FUND

                           APRIL 30, 2001 (UNAUDITED)

                                                          Principal

                                                          Amount                              Value

--------------------------------------------------------------------------------------------------------------
BONDS (57.04%)
AEROSPACE & DEFENSE (1.41%)
 Northrop Grumman /1/                                                10,000,000
                                                                     $                     $
  7.75%; 02/15/31                                                        50,000                 50,000
 Raytheon                                                            10,000,000
  6.45%; 08/15/02                                                       100,000                100,468
                                                                                               150,468
AIRLINES (1.74%)
 Northwest Airlines                                                  10,000,000
  7.58%; 03/01/19                                                       177,748                185,436
AUTO-CARS & LIGHT TRUCKS (0.91%)
 Ford Motor                                                          10,000,000
  7.45%; 07/16/31                                                       100,000                 97,410
BROADCASTING SERVICES & PROGRAMMING (0.74%)
 Clear Channel Communications                                        10,000,000
  7.88%; 06/15/05                                                        75,000                 78,549
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.56%)
 Masco                                                               10,000,000
  6.00%; 05/03/04                                                        60,000                 59,844
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.97%)
 Cemex Central Sa De Cv /1/                                          10,000,000
  8.63%; 07/18/03                                                       100,000                103,000
CHEMICALS-DIVERSIFIED (0.92%)
 Chevron Phillips Chemical /1/                                       10,000,000
  7.00%; 03/15/11                                                       100,000                 98,376
COMPUTER SERVICES (0.89%)
 Unisys                                                              10,000,000
  11.75%; 10/15/04                                                       90,000                 94,500
CREDIT CARD ASSET BACKED SECURITIES (2.69%)
 Citibank Credit Card Master Trust I                                 10,000,000
  5.50%; 02/15/06                                                       185,000                186,358
 Discover Card Master Trust I                                        10,000,000
  5.67%; 04/15/06                                                       100,000                100,053
                                                                                               286,411
CREDIT CARD CONTROL AMORTIZATION (3.72%)
 Sears Credit Account Master Trust                                   10,000,000
  6.20%; 07/16/07                                                       200,000                203,909
  7.25%; 11/15/07                                                       185,000                193,298
                                                                                               397,207
DIVERSIFIED FINANCIAL SERVICES (0.97%)
 Citigroup                                                           10,000,000
  7.25%; 10/01/10                                                       100,000                103,917
ELECTRIC-INTEGRATED (0.96%)
 Mirant Americas Generation /1/                                      10,000,000
  9.13%; 05/01/31                                                        50,000                 51,170
 Progress Energy                                                     10,000,000
  6.55%; 03/01/04                                                        50,000                 50,950
                                                                                               102,120
                                                          Principal

                                                          Amount                              Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-AUTO LOANS (3.80%)
 Ford Credit                                                         10,000,000
                                                                     $                     $
  6.88%; 02/01/06                                                       200,000                203,529
 General Motors Acceptance                                           10,000,000
  5.80%; 03/12/03                                                       100,000                100,514
  6.38%; 01/30/04                                                       100,000                101,385
                                                                                               405,428
FINANCE-COMMERCIAL (0.48%)
 Heller Financial                                                    10,000,000
  6.40%; 01/15/03                                                        50,000                 50,674
FINANCE-CONSUMER LOANS (1.36%)
 Household Finance                                                   10,000,000
  8.00%; 07/15/10                                                       135,000                145,454
FINANCE-INVESTMENT BANKER & BROKER (5.15%)
 Bear Stearns                                                        10,000,000
  6.50%; 05/01/06                                                        50,000                 50,094
 Goldman Sachs Group                                                 10,000,000
  6.88%; 01/15/11                                                       100,000                 99,330
 Lehman Brothers Holdings                                            10,000,000
  7.00%; 02/01/08                                                       100,000                100,820
 Morgan Stanley Dean Witter                                          10,000,000
  6.75%; 04/15/11                                                       200,000                198,842
 Salomon Smith Barney Holdings                                       10,000,000
  6.50%; 02/15/08                                                       100,000                100,030
                                                                                               549,116
FINANCE-MORTGAGE LOAN/BANKER (3.59%)
 Federal Home Loan Mortgage                                          10,000,000
  6.75%; 09/15/29                                                        90,000                 92,439
 Federal National Mortgage Association                               10,000,000
  5.50%; 03/15/11                                                       250,000                239,326
  6.63%; 11/15/30                                                        50,000                 50,563
                                                                                               382,328
FINANCE-OTHER SERVICES (1.45%)
 Sprint Spectrum /2/                                                 10,000,000
  0.00%; 08/15/06                                                       100,000                103,175
 Verizon Global Funding /1/                                          10,000,000
  7.25%; 12/01/10                                                        50,000                 51,757
                                                                                               154,932
FOOD-RETAIL (0.32%)
 Koninklijke Ahold /1 2/                                             10,000,000
  0.00%; 01/02/20                                                        35,000                 34,495
GROCERIES & RELATED PRODUCTS (0.93%)
 Safeway                                                             10,000,000
  6.15%; 03/01/06                                                       100,000                 99,608
INDEPENDENT POWER PRODUCER (1.07%)
 Calpine                                                             10,000,000
  8.63%; 08/15/10                                                        93,000                 93,301
 NRG Energy                                                          10,000,000
  8.63%; 04/01/31                                                        21,000                 21,238
                                                                                               114,539
                                                          Principal

                                                          Amount                              Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MEDICAL-DRUGS (0.94%)
 American Home Products /1/                                          10,000,000
                                                                     $                     $
  5.88%; 03/15/04                                                       100,000                 99,835
MONEY CENTER BANKS (0.98%)
 Bank of America                                                     10,000,000
  7.40%; 01/15/11                                                       100,000                104,007
MORTGAGE BACKED SECURITIES (4.66%)
 Chase Commercial Mortgage Securities                                10,000,000
  7.03%; 10/15/08                                                       294,551                306,544
 GMAC Commercial Mortgage Securities                                 10,000,000
  6.96%; 09/15/35                                                       185,000                190,058
                                                                                               496,602
MULTIMEDIA (1.41%)
 AOL Time Warner                                                     10,000,000
  6.75%; 04/15/11                                                        50,000                 49,674
  7.63%; 04/15/31                                                       100,000                100,260
                                                                                               149,934
PIPELINES (0.92%)
 Kinder Morgan Energy Partners                                       10,000,000
  6.75%; 03/15/11                                                       100,000                 98,089
REAL ESTATE OPERATOR & DEVELOPER (1.79%)
 EOP Operating                                                       10,000,000
  7.38%; 11/15/03                                                       185,000                191,024
REGIONAL AUTHORITY (0.86%)
 Province of Quebec                                                  10,000,000
  5.75%; 02/15/09                                                        95,000                 91,734
REGIONAL BANKS (2.60%)
 First Union                                                         10,000,000
  7.55%; 08/18/05                                                        85,000                 89,941
 Korea Development Bank                                              10,000,000
  7.90%; 02/01/02                                                       185,000                187,765
                                                                                               277,706
RETAIL-REGIONAL DEPARTMENT STORE (0.44%)
 Dillards                                                            10,000,000
  6.13%; 11/01/03                                                        50,000                 47,023
SPECIAL PURPOSE ENTITY (3.61%)
 Osprey Trust/Osprey I /1/                                           10,000,000
  8.31%; 01/15/03                                                       185,000                190,576
 Qwest Capital Funding /1/                                           10,000,000
  7.75%; 08/15/06                                                       185,000                194,345
                                                                                               384,921
TELECOMMUNICATION SERVICES (1.21%)
 KPNQwest                                                            10,000,000
  8.13%; 06/01/09                                                        50,000                 42,000
 Mastec                                                              10,000,000
  7.75%; 02/01/08                                                        90,000                 86,625
                                                                                               128,625
                                                          Principal

                                                          Amount                              Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELEPHONE-INTEGRATED (1.44%)
 British Telecommunications                                          10,000,000
                                                                     $                     $
  7.63%; 12/15/05                                                        50,000                 51,947
 France Telecom /1/                                                  10,000,000
  7.20%; 03/01/06                                                       100,000                102,136
                                                                                               154,083
TRANSPORT-RAIL (1.55%)
 CSX                                                                 10,000,000
  6.75%; 03/15/11                                                       100,000                 98,189
 Union Pacific                                                       10,000,000
  6.63%; 02/01/29                                                        75,000                 67,085
                                                                                               165,274
                                                                   TOTAL BONDS               6,082,669

                                                          Principal

     Type           Rate               Maturity           Amount                              Value

--------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (26.67%)
                                                                     $                     $
FHLMC           6.00%         06/01/28 - 01/01/29                       706,848                685,126
FHLMC           6.50%         07/01/19 - 04/01/31                       523,528                521,513
FHLMC           7.00%         12/01/30 - 05/01/31                       795,401                802,958
FHLMC           7.50%         10/01/30 - 05/01/31                       475,145                485,337
FHLMC           8.00%         11/01/30 - 02/01/31                       336,899                348,811
                                                      TOTAL FHLMC CERTIFICATES               2,843,745

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (7.59%)
FNMA            6.00%         05/01/09                                  416,695                419,489
FNMA            6.50%         04/01/10                                  382,338                389,733
                                                       TOTAL FNMA CERTIFICATES                 809,222

                                                          Principal

                                                          Amount                              Value

--------------------------------------------------------------------------------------------------------------
TREASURY BONDS (5.86%)
 U.S. Treasury                                                       10,000,000
  5.00%; 02/15/11                                                       100,000                 97,469
  6.25%; 05/15/30                                                       100,000                105,484
  7.25%; 05/15/16                                                        60,000                 68,606
  8.00%; 11/15/21                                                       120,000                149,381
 U.S. Treasury Strip /2/                                             10,000,000
  0.00%; 02/15/19                                                       430,000                144,596
  0.00%; 02/15/23                                                       225,000                 59,848
                                                          TOTAL TREASURY BONDS                 625,384

                                                          Principal

                                                          Amount                              Value

--------------------------------------------------------------------------------------------------------------
FEDERAL AGENCY SHORT-TERM OBLIGATION (5.49%)
FINANCE-MORTGAGE LOAN/BANKER (5.49%)
 Investment in Joint Trading Account; Federal Home Loan
  Mortgage                                                           10,000,000
                                                                     $                     $
  4.50%; 05/01/01                                                       585,949                585,949
                                    TOTAL FEDERAL AGENCY SHORT-TERM OBLIGATION                 585,949
                                                                                           -----------

                                         TOTAL PORTFOLIO INVESTMENTS (102.65%)              10,946,969
LIABILITIES, NET OF CASH AND RECEIVABLES
(-2.65%)                                                                                      (282,687)
                                                    TOTAL NET ASSETS (100.00%)             $10,664,282
                                                                                           --------------

See accompanying notes.

                        BOND & MORTGAGE SECURITIES FUND

                           APRIL 30, 2001 (UNAUDITED)

See accompanying notes.

                        BOND & MORTGAGE SECURITIES FUND

                           APRIL 30, 2001 (UNAUDITED)

/1 /Restricted security - See "Restricted Securities" in the Notes to Financial
  Statements.
/2 /Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                                 EUROPEAN FUND

                           APRIL 30, 2001 (UNAUDITED)

                                             Shares
                                              Held               Value
--------------------------------------------------------------------------------
COMMON STOCKS (93.50%)
ADVERTISING SALES (0.20%)
                                                               $
 Trader.com /1/                               2,139                12,099
ADVERTISING SERVICES (4.06%)
 Aegis Group                                 76,042               149,057
 WPP Group                                    7,567                90,513
                                                                  239,570
AEROSPACE & DEFENSE (1.45%)
 BAE Systems                                 17,919                85,248
AIRLINES (0.84%)
 British Airways                              9,811                49,482
APPLICATIONS SOFTWARE (0.00%)
 Aldata Solution Oyj /1/                         50                   207
AUTO-CARS & LIGHT TRUCKS (4.81%)
 Bayerische Motoren Werke                     4,142               138,078
 PSA Peugeot Citroen                            511               145,838
                                                                  283,916
CELLULAR TELECOMMUNICATIONS (4.42%)
 Vodafone Group                              85,828               260,649
COMMERCIAL BANKS (5.01%)
 Banco Santander Central Hispano              4,320                42,897
 Julius Baer Holding                             20                86,691
 Nordea                                      15,643                94,428
 Nordea                                       7,179                42,963
 Skandinaviska Enskilida Banken               3,057                28,275
                                                                  295,254
COMMUNICATIONS SOFTWARE (0.69%)
 Comptel                                      2,599                28,504
 Telelogic /1/                                4,368                12,078
                                                                   40,582
COSMETICS & TOILETRIES (0.91%)
 Beiersdorf                                     527                53,639
DISTRIBUTION-WHOLESALE (0.39%)
 Buhrmann                                     1,379                22,851
DIVERSIFIED FINANCIAL SERVICES (1.58%)
 Fortis                                       3,596                93,287
ELECTRIC-INTEGRATED (0.60%)
 Union Elenctrica Fenosa                      1,888                35,671
ELECTRIC-TRANSMISSION (1.34%)
 National Grid Group                         10,355                79,043
ELECTRONIC COMPONENTS-MISCELLANEOUS (2.56%)
 Koninklijke Philips Electronics              5,136               150,769
                                             Shares
                                              Held               Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-CATERING (1.77%)
                                                               $
 Compass Group /1/                           13,731               104,420
FOOD-MISCELLANEOUS/DIVERSIFIED (4.80%)
 Groupe Danone                                1,270               164,956
 Nestle                                          57               118,015
                                                                  282,971
FOOD-RETAIL (3.60%)
 Koninklijke Ahold                            3,190                98,989
 Tesco                                       31,684               113,107
                                                                  212,096
HUMAN RESOURCES (1.95%)
 Adecco                                         190               114,992
MACHINERY-CONSTRUCTION & MINING (0.62%)
 Atlas Copco                                  1,652                36,511
MACHINERY-ELECTRICAL (1.88%)
 Schneider Electric                           1,621               110,591
MEDICAL-BIOMEDICAL/GENE (0.30%)
 Oxford Glycosciences /1/                     1,203                17,557
MEDICAL-DRUGS (12.76%)
 Aventis                                      2,520               195,048
 GlaxoSmithKline /1/                         11,842               313,625
 Pharmacia                                    4,667               243,551
                                                                  752,224
MONEY CENTER BANKS (8.67%)
 Banco Bilbao Vizcaya Argentaria              2,484                35,281
 Barclays                                     3,823               123,019
 Bayerische Hypo-und Vereinsbank              1,157                64,010
 Deutsche Bank                                1,197                97,370
 Dresdner Bank                                  989                45,026
 San Paolo-IMI                                4,189                58,495
 UBS                                            580                88,259
                                                                  511,460
MULTI-LINE INSURANCE (6.41%)
 Allianz                                        472               135,795
 CGNU                                         4,273                59,090
 ING Groep                                    2,684               183,161
                                                                  378,046
MULTIMEDIA (1.80%)
 Pearson                                      5,062               106,323
OIL COMPANY-INTEGRATED (7.94%)
 Royal Dutch Petroleum                        2,955               176,582
 Shell Transport & Trading                   20,327               169,704
 TotalFinaElf                                   819               121,989
                                                                  468,275
PAPER & RELATED PRODUCTS (0.55%)
 Stora Enso Oyj                               2,892                32,563
                                             Shares
                                              Held               Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REINSURANCE (0.88%)
 Muenchener                                                    $
  Rueckversicherungs-Gesellschaft               183                51,838
SEMICONDUCTOR EQUIPMENT (0.17%)
 ASM Lithography Holding /1/                    380                10,040
TELECOMMUNICATION EQUIPMENT (4.54%)
 Alcatel                                      1,380                44,903
 Nokia                                        6,739               222,860
                                                                  267,763
TELECOMMUNICATION SERVICES (0.69%)
 Energis /1/                                  7,832                40,846
TELEPHONE-INTEGRATED (5.31%)
 British Telecommunications                   4,143                33,077
 Olivetti /1/                                61,919               138,616
 Telefonica                                   8,360               141,421
                                                                  313,114
                               TOTAL COMMON STOCKS              5,513,897

PREFERRED STOCKS (1.51%)
ENTERPRISE SOFTWARE/SERVICE (1.51%)
 SAP                                            556                88,731
                            TOTAL PREFERRED STOCKS                 88,731
                                                               ----------

              TOTAL PORTFOLIO INVESTMENTS (95.01%)              5,602,628
CASH AND RECEIVABLES, NET OF
 LIABILITIES (4.99%)                                              294,415
                        TOTAL NET ASSETS (100.00%)             $5,897,043
                                                               ------------

See accompanying notes.

                                 EUROPEAN FUND

                           APRIL 30, 2001 (UNAUDITED)

/1 /Non-income producing security.


                 INVESTMENTS BY COUNTRY
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                           $
 Finland                      284,134              5.07%
 France                       795,424             14.20
 Germany                      674,488             12.04
 Italy                        197,111              3.52
 Netherlands                  735,677             13.13
 Spain                        255,270              4.56
 Sweden                       214,255              3.82
 Switzerland                  407,957              7.28
 United Kingdom             1,794,761             32.03
 United States                243,551              4.35
              TOTAL        $5,602,628            100.00%
                           ------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                           GOVERNMENT SECURITIES FUND

                           APRIL 30, 2001 (UNAUDITED)

                                                       Principal

    Type         Rate            Maturity                Amount                 Value

------------------------------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (66.83%)
                                                       $                     $
FHLMC         5.50%       01/01/29 - 03/01/29             136,274                128,214

FHLMC         6.00%       06/01/28                      1,161,594              1,125,898

FHLMC         6.50%       12/01/15 - 03/01/29           1,348,881              1,347,992

FHLMC         7.00%       06/01/20 - 12/01/30           1,565,617              1,581,951

FHLMC         7.50%       12/01/30 - 05/01/31           1,811,010              1,849,714

FHLMC         8.00%       08/01/30 - 11/01/30             944,789                978,194

                                        TOTAL FHLMC CERTIFICATES               7,011,963



FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (15.50%)

FNMA          6.00%       04/01/09 - 05/01/09           1,236,132              1,244,423

FNMA          6.50%       04/01/10                        374,324                381,564

                                         TOTAL FNMA CERTIFICATES               1,625,987



GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (14.71%)

GNMA II       6.00%       10/20/28                        626,452                606,511

GNMA II       6.50%       10/20/28                        946,857                936,907

                                         TOTAL GNMA CERTIFICATES               1,543,418


                                                       Principal

                                                         Amount                 Value

------------------------------------------------------------------------------------------------

FEDERAL AGENCY SHORT-TERM OBLIGATION (9.22%)

FINANCE-MORTGAGE LOAN/BANKER (9.22%)

 Federal Home Loan Bank                                10,000,000
                                                       $                     $
  4.75%; 05/14/01                                         400,000                399,314
 Investment in Joint Trading Account; Federal
  Home Loan Mortgage                                   10,000,000

  4.50%; 05/01/01                                         568,067                568,067

                                                                                 967,381

                      TOTAL FEDERAL AGENCY SHORT-TERM OBLIGATION                 967,381



                           TOTAL PORTFOLIO INVESTMENTS (106.26%)              11,148,749
LIABILITIES, NET OF CASH AND RECEIVABLES
 (-6.26%)                                                                       (657,289)
                                      TOTAL NET ASSETS (100.00%)             $10,491,460

                                                                             --------------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                    HIGH QUALITY INTERMEDIATE-TERM BOND FUND

                           APRIL 30, 2001 (UNAUDITED)

                                                  Principal

                                                  Amount                              Value

------------------------------------------------------------------------------------------------------
BONDS (49.62%)
CREDIT CARD ASSET BACKED SECURITIES (6.43%)
 American Express Credit Account Master Trust                10,000,000
                                                             $                     $
  5.60%; 11/15/06                                               150,000                151,713
 Citibank Credit Card Issuance Trust                         10,000,000
  6.90%; 10/17/07                                               200,000                208,910
 Citibank Credit Card Master Trust I                         10,000,000
  5.50%; 02/15/06                                               100,000                100,734
 Discover Card Master Trust I                                10,000,000
  6.85%; 07/17/07                                               100,000                104,192
 MBNA Master Credit Card Trust                               10,000,000
  6.90%; 01/15/08                                               100,000                104,903
                                                                                       670,452
CREDIT CARD CONTROL AMORTIZATION (1.00%)
 Sears Credit Account Master Trust                           10,000,000
  7.25%; 11/15/07                                               100,000                104,486
DIVERSIFIED FINANCIAL SERVICES (1.99%)
 Citigroup                                                   10,000,000
  6.75%; 12/01/05                                               100,000                103,650
 FleetBoston Financial                                       10,000,000
  7.38%; 12/01/09                                               100,000                103,952
                                                                                       207,602
ELECTRIC-INTEGRATED (3.94%)
 Dominion Resources                                          10,000,000
  7.82%; 09/15/14                                               100,000                103,490
 Mirant Americas Generation /1/                              10,000,000
  8.30%; 05/01/11                                               100,000                101,215
 Niagara Mohawk Power                                        10,000,000
  7.75%; 05/15/06                                               100,000                105,076
 Progress Energy                                             10,000,000
  7.10%; 03/01/11                                               100,000                100,915
                                                                                       410,696
FINANCE-AUTO LOANS (1.45%)
 Ford Credit                                                 10,000,000
  7.38%; 02/01/11                                                45,000                 46,106
  7.88%; 06/15/10                                               100,000                105,643
                                                                                       151,749
FINANCE-CONSUMER LOANS (0.97%)
 Household Finance                                           10,000,000
  6.50%; 01/24/06                                               100,000                101,351
FINANCE-INVESTMENT BANKER & BROKER (2.95%)
 Lehman Brothers Holdings                                    10,000,000
  6.63%; 04/01/04                                               100,000                102,160
 Morgan Stanley Dean Witter                                  10,000,000
  6.75%; 04/15/11                                               100,000                 99,421
  7.75%; 06/15/05                                               100,000                105,863
                                                                                       307,444
FINANCE-MORTGAGE LOAN/BANKER (7.38%)
 Countrywide Home Loan                                       10,000,000
  6.85%; 06/15/04                                               100,000                102,860
 Federal Home Loan Mortgage                                  10,000,000
  5.25%; 01/15/06                                               350,000                347,531
  5.75%; 03/15/09                                               150,000                148,347
                                                  Principal

                                                  Amount                              Value

------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
                                                             $                     $
  6.75%; 09/15/29                                               120,000                123,253
 Federal National Mortgage Association                       10,000,000
  5.50%; 03/15/11                                                50,000                 47,865
                                                                                       769,856
FINANCE-OTHER SERVICES (1.01%)
 Verizon Global Funding /1/                                  10,000,000
  7.75%; 12/01/30                                               100,000                104,832
METAL-ALUMINUM (1.02%)
 Alcoa                                                       10,000,000
  7.38%; 08/01/10                                               100,000                106,723
MORTGAGE BACKED SECURITIES (6.38%)
 Bear Stearns Commercial Mortgage Securities                 10,000,000
  5.91%; 02/14/31                                               130,138                130,658
 GMAC Commercial Mortgage Securities                         10,000,000
  6.96%; 09/15/35                                               150,000                154,101
  7.27%; 08/15/36                                               100,000                104,918
 JP Morgan Commercial Mortgage Finance                       10,000,000
  7.07%; 09/15/29                                                75,000                 77,904
 LB Commercial Conduit Mortgage Trust                        10,000,000
  7.33%; 10/15/32                                               110,000                115,934
 LB-UBS Commercial Mortgage Trust                            10,000,000
  7.95%; 05/15/25                                                75,000                 81,625
                                                                                       665,140
OIL COMPANY-INTEGRATED (1.50%)
 Coastal                                                     10,000,000
  7.75%; 06/15/10                                               150,000                156,659
PAPER & RELATED PRODUCTS (2.00%)
 Abitibi                                                     10,000,000
  8.30%; 08/01/05                                               100,000                104,158
 International Paper                                         10,000,000
  8.00%; 07/08/03                                               100,000                104,149
                                                                                       208,307
PIPELINES (2.47%)
 Duke Energy Field Services                                  10,000,000
  7.88%; 08/16/10                                               150,000                158,626
 Enron                                                       10,000,000
  6.75%; 08/01/09                                               100,000                 99,155
                                                                                       257,781
REGIONAL AUTHORITY (1.21%)
 Province of Quebec                                          10,000,000
  7.13%; 02/09/24                                               125,000                126,249
REGIONAL BANKS (2.93%)
 Bank One                                                    10,000,000
  6.88%; 08/01/06                                               100,000                102,794
 Korea Development Bank                                      10,000,000
  7.90%; 02/01/02                                               100,000                101,495
 Wells Fargo                                                 10,000,000
  6.20%; 12/01/05                                               100,000                100,804
                                                                                       305,093
                                                  Principal

                                                  Amount                              Value

------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SPECIAL PURPOSE ENTITY (1.01%)
 Qwest Capital Funding /1/                                   10,000,000
                                                             $                     $
  7.90%; 08/15/10                                               100,000                105,099
TELEPHONE-INTEGRATED (2.91%)
 COX Communications                                          10,000,000
  6.88%; 06/15/05                                               100,000                101,708
 France Telecom /1/                                          10,000,000
  7.75%; 03/01/11                                               100,000                101,603
 Sprint Capital                                              10,000,000
  7.13%; 01/30/06                                               100,000                100,485
                                                                                       303,796
TRANSPORT-RAIL (1.07%)
 Union Pacific                                               10,000,000
  6.63%; 02/01/29                                               125,000                111,808
                                                           TOTAL BONDS               5,175,123

                                                  Principal

    Type         Rate            Maturity         Amount                              Value

------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (25.68%)
                                                             $                     $
FHLMC         6.00%       06/01/28                              488,065                473,067
FHLMC         6.50%       12/01/15 - 03/01/29                   861,300                859,544
FHLMC         7.00%       05/01/31                              700,000                706,125
FHLMC         7.50%       12/01/15 - 12/01/30                   415,725                427,629
FHLMC         8.00%       11/01/30                              205,399                212,661
                                              TOTAL FHLMC CERTIFICATES               2,679,026

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (8.47%)
GNMA I        7.50%       12/15/30                              498,173                510,101
GNMA II       6.50%       10/20/28                              377,016                373,055
                                               TOTAL GNMA CERTIFICATES                 883,156

                                                  Principal

                                                  Amount                              Value

------------------------------------------------------------------------------------------------------
TREASURY BONDS (6.53%)
 U.S. Treasury                                               10,000,000
  4.25%; 03/31/03                                               250,000                249,690
 U.S. Treasury Strip /2/                                     10,000,000
  0.00%; 11/15/15                                               320,000                133,017
  0.00%; 11/15/18                                               225,000                 76,846
  0.00%; 05/15/20                                               440,000                136,329
  0.00%; 08/15/25                                               370,000                 85,348
                                                  TOTAL TREASURY BONDS                 681,230

                                                  Principal

                                                  Amount                              Value

------------------------------------------------------------------------------------------------------
FEDERAL AGENCY SHORT-TERM OBLIGATION (15.74%)
FINANCE-MORTGAGE LOAN/BANKER (15.74%)
 Investment in Joint Trading Account; Federal
  Home Loan Mortgage                                         10,000,000
                                                             $                     $
  4.50%; 05/01/01                                             1,641,732              1,641,732
                            TOTAL FEDERAL AGENCY SHORT-TERM OBLIGATION               1,641,732
                                                                                   -----------

                                 TOTAL PORTFOLIO INVESTMENTS (106.04%)              11,060,267
LIABILITIES, NET OF CASH AND RECEIVABLES
(-6.04%)                                                                              (630,303)
                                            TOTAL NET ASSETS (100.00%)             $10,429,964
                                                                                   --------------

See accompanying notes.

                    HIGH QUALITY INTERMEDIATE-TERM BOND FUND

                           APRIL 30, 2001 (UNAUDITED)

See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                        HIGH QUALITY LONG-TERM BOND FUND

                           APRIL 30, 2001 (UNAUDITED)

                                                  Principal

                                                  Amount                              Value

-----------------------------------------------------------------------------------------------------
BONDS (76.26%)
AEROSPACE & DEFENSE EQUIPMENT (1.96%)
 Lockheed Martin                                             10,000,000
                                                             $                     $
  6.85%; 05/15/01                                               200,000                200,121
CREDIT CARD ASSET BACKED SECURITIES (0.96%)
 Citibank Credit Card Master Trust I                         10,000,000
  5.88%; 03/10/11                                               100,000                 98,071
DIVERSIFIED FINANCIAL SERVICES (1.01%)
 Citigroup                                                   10,000,000
  6.75%; 12/01/05                                               100,000                103,650
ELECTRIC-INTEGRATED (5.30%)
 Dominion Resources                                          10,000,000
  8.13%; 06/15/10                                               100,000                107,350
 Niagara Mohawk Power                                        10,000,000
  7.75%; 05/15/06                                               100,000                105,076
 Northern States Power                                       10,000,000
  7.13%; 07/01/25                                               236,000                228,267
 Progress Energy                                             10,000,000
  7.10%; 03/01/11                                               100,000                100,915
                                                                                       541,608
FINANCE-AUTO LOANS (0.98%)
 General Motors Acceptance                                   10,000,000
  5.80%; 03/12/03                                               100,000                100,514
FINANCE-COMMERCIAL (1.97%)
 Heller Financial                                            10,000,000
  6.38%; 03/15/06                                               200,000                201,397
FINANCE-CONSUMER LOANS (0.99%)
 Household Finance                                           10,000,000
  6.50%; 01/24/06                                               100,000                101,351
FINANCE-INVESTMENT BANKER & BROKER (4.10%)
 Goldman Sachs Group                                         10,000,000
  7.63%; 08/17/05                                               200,000                210,863
 Lehman Brothers Holdings                                    10,000,000
  6.63%; 04/01/04                                               100,000                102,161
 Morgan Stanley Dean Witter                                  10,000,000
  7.75%; 06/15/05                                               100,000                105,863
                                                                                       418,887
FINANCE-MORTGAGE LOAN/BANKER (14.10%)
 Countrywide Funding                                         10,000,000
  6.28%; 01/15/03                                               200,000                202,659
 Federal Home Loan Mortgage                                  10,000,000
  5.75%; 03/15/09                                               350,000                346,143
  6.75%; 09/15/29                                               300,000                308,132
 Federal National Mortgage Association                       10,000,000
  5.75%; 04/15/03                                               250,000                254,934
  6.09%; 09/27/27                                               350,000                329,676
                                                                                     1,441,544
                                                  Principal

                                                  Amount                              Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (1.38%)
 Ralston Purina Group                                        10,000,000
                                                             $                     $
  7.75%; 10/01/15                                               127,000                141,238
METAL-ALUMINUM (1.04%)
 Alcoa                                                       10,000,000
  7.38%; 08/01/10                                               100,000                106,723
MORTGAGE BACKED SECURITIES (18.63%)
 GMAC Commercial Mortgage Securities                         10,000,000
  6.96%; 09/15/35                                               300,000                308,202
  7.27%; 08/15/36                                               490,000                514,098
 JP Morgan Commercial Mortgage Finance                       10,000,000
  7.07%; 09/15/29                                               350,000                363,555
 LB Commercial Conduit Mortgage Trust                        10,000,000
  7.33%; 10/15/32                                               450,000                474,274
 LB-UBS Commercial Mortgage Trust                            10,000,000
  7.95%; 05/15/25                                               225,000                244,875
                                                                                     1,905,004
PAPER & RELATED PRODUCTS (2.04%)
 Abitibi                                                     10,000,000
  8.30%; 08/01/05                                               100,000                104,158
 International Paper                                         10,000,000
  8.00%; 07/08/03                                               100,000                104,149
                                                                                       208,307
PIPELINES (5.89%)
 Duke Energy Field Services                                  10,000,000
  7.88%; 08/16/10                                               100,000                105,751
 Enron                                                       10,000,000
  6.75%; 08/01/09                                               100,000                 99,155
 Kinder Morgan                                               10,000,000
  6.45%; 03/01/03                                               100,000                101,234
 Kinder Morgan Energy Partners                               10,000,000
  6.75%; 03/15/11                                               100,000                 98,089
 Williams                                                    10,000,000
  7.63%; 07/15/19                                               200,000                198,640
                                                                                       602,869
REGIONAL BANKS (3.98%)
 Bank One                                                    10,000,000
  6.88%; 08/01/06                                               100,000                102,795
 Korea Development Bank                                      10,000,000
  7.90%; 02/01/02                                               200,000                202,989
 Wells Fargo                                                 10,000,000
  6.20%; 12/01/05                                               100,000                100,804
                                                                                       406,588
TELEPHONE-INTEGRATED (9.88%)
 British Telecommunications                                  10,000,000
  7.63%; 12/15/05                                               200,000                207,788
 COX Communications                                          10,000,000
  6.88%; 06/15/05                                               100,000                101,708
 Royal KPN                                                   10,000,000
  8.00%; 10/01/10                                               100,000                 97,207
  8.38%; 10/01/30                                               100,000                 93,032
 SBC Communications                                          10,000,000
  6.25%; 03/15/11                                               200,000                195,130
                                                  Principal

                                                  Amount                              Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
 Sprint                                                      10,000,000
                                                             $                     $
  9.25%; 04/15/22                                               300,000                315,719
                                                                                     1,010,584
TRANSPORT-RAIL (2.05%)
 Burlington Northern Santa Fe                                10,000,000
  7.95%; 08/15/30                                               200,000                209,612
                                                           TOTAL BONDS               7,798,068

                                                  Principal

     Type           Rate           Maturity       Amount                              Value

-----------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (9.64%)
                                                             $                     $
FHLMC           7.00%         12/01/30                          976,068                985,586
                                              TOTAL FHLMC CERTIFICATES                 985,586

                                                  Principal

                                                  Amount                              Value

-----------------------------------------------------------------------------------------------------
TREASURY BONDS (6.73%)
 U.S. Treasury Strip /1/                                     10,000,000
  0.00%; 11/15/15                                               500,000                207,840
  0.00%; 11/15/18                                               300,000                102,462
  0.00%; 05/15/20                                               700,000                216,887
  0.00%; 08/15/25                                               700,000                161,468
                                                  TOTAL TREASURY BONDS                 688,657

                                                  Principal

                                                  Amount                              Value

-----------------------------------------------------------------------------------------------------
FEDERAL AGENCY SHORT-TERM OBLIGATION (6.05%)
FINANCE-MORTGAGE LOAN/BANKER (6.05%)
 Investment in Joint Trading Account; Federal
  Home Loan Mortgage                                         10,000,000
  4.50%; 05/01/01                                               618,311                618,311
                            TOTAL FEDERAL AGENCY SHORT-TERM OBLIGATION                 618,311
                                                                                   -----------

                                  TOTAL PORTFOLIO INVESTMENTS (98.68%)              10,090,622
CASH AND RECEIVABLES, NET OF LIABILITIES
 (1.32%)                                                                               134,520
                                            TOTAL NET ASSETS (100.00%)             $10,225,142
                                                                                   -------------

See accompanying notes.

                        HIGH QUALITY LONG-TERM BOND FUND

                           APRIL 30, 2001 (UNAUDITED)

/1 /Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                       HIGH QUALITY SHORT-TERM BOND FUND

                           APRIL 30, 2001 (UNAUDITED)

                                                  Principal

                                                  Amount                              Value

-----------------------------------------------------------------------------------------------------
BONDS (80.12%)
AUTO FLOOR PLAN ASSET BACKED SECURITIES (4.82%)
 Yamaha Motor Master Trust                                   10,000,000
                                                             $                     $
  5.42%; 05/15/08                                               500,000                502,828
CELLULAR TELECOMMUNICATIONS (0.97%)
 AT&T Wireless Services /1/                                  10,000,000
  7.35%; 03/01/06                                               100,000                101,248
CREDIT CARD ASSET BACKED SECURITIES (5.92%)
 Discover Card Master Trust I                                10,000,000
  5.60%; 05/16/06                                               350,000                353,797
  6.05%; 08/18/08                                               260,000                263,027
                                                                                       616,824
DIVERSIFIED FINANCIAL SERVICES (4.95%)
 Associates Corp. Of North America                           10,000,000
  6.10%; 01/15/05                                               250,000                251,358
 Wells Fargo Financial                                       10,000,000
  7.60%; 05/03/05                                               250,000                264,238
                                                                                       515,596
ELECTRIC-INTEGRATED (6.29%)
 Dominion Resources                                          10,000,000
  7.82%; 09/15/14                                               250,000                258,724
 Niagara Mohawk Power                                        10,000,000
  7.38%; 07/01/03                                               238,171                243,210
 Progress Energy                                             10,000,000
  6.75%; 03/01/06                                               150,000                153,097
                                                                                       655,031
FINANCE-AUTO LOANS (3.39%)
 Ford Credit                                                 10,000,000
  6.00%; 01/14/03                                               250,000                252,780
 General Motors Acceptance                                   10,000,000
  5.80%; 03/12/03                                               100,000                100,514
                                                                                       353,294
FINANCE-CONSUMER LOANS (2.56%)
 Household Finance                                           10,000,000
  8.00%; 05/09/05                                               250,000                266,525
FINANCE-INVESTMENT BANKER & BROKER (2.40%)
 Morgan Stanley Dean Witter                                  10,000,000
  5.63%; 01/20/04                                               250,000                250,152
FINANCE-MORTGAGE LOAN/BANKER (14.99%)
 Federal Home Loan Mortgage                                  10,000,000
  7.38%; 05/15/03                                             1,000,000              1,051,227
 Federal National Mortgage Association                       10,000,000
  6.63%; 04/15/02                                               500,000                510,511
                                                                                     1,561,738
MONEY CENTER BANKS (2.35%)
 First Chicago                                               10,000,000
  6.88%; 06/15/03                                               239,000                245,295
MORTGAGE BACKED SECURITIES (12.31%)
 Chase Commercial Mortgage Securities                        10,000,000
  7.03%; 10/15/08                                               475,672                495,039
                                                  Principal

                                                  Amount                              Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 JP Morgan Commercial Mortgage Finance                       10,000,000
                                                             $                     $
  7.07%; 09/15/29                                               500,000                519,364
 Mortgage Capital Funding                                    10,000,000
  7.15%; 07/20/27                                               260,183                268,747
                                                                                     1,283,150
OIL REFINING & MARKETING (2.51%)
 Ashland                                                     10,000,000
  7.83%; 08/15/05                                               250,000                261,541
PIPELINES (4.37%)
 Enron                                                       10,000,000
  6.63%; 11/15/05                                               125,000                126,058
  6.75%; 09/01/04                                                75,000                 76,063
 Kinder Morgan                                               10,000,000
  6.45%; 03/01/03                                               125,000                126,542
  6.65%; 03/01/05                                               125,000                126,374
                                                                                       455,037
RETAIL-MAJOR DEPARTMENT STORE (1.43%)
 May Department Stores                                       10,000,000
  9.88%; 12/01/02                                               138,000                148,594
TELECOMMUNICATION SERVICES (2.46%)
 Qwest                                                       10,000,000
  7.20%; 11/01/04                                               250,000                256,300
TELEPHONE-INTEGRATED (6.00%)
 British Telecommunications                                  10,000,000
  7.63%; 12/15/05                                               200,000                207,788
 GTE                                                         10,000,000
  6.56%; 08/14/02                                               187,000                191,344
 Royal KPN                                                   10,000,000
  7.50%; 10/01/05                                                75,000                 75,015
 Sprint Capital                                              10,000,000
  7.13%; 01/30/06                                               150,000                150,727
                                                                                       624,874
TRANSPORT-RAIL (2.40%)
 Union Pacific                                               10,000,000
  6.00%; 09/01/03                                               250,000                250,116
                                                           TOTAL BONDS               8,348,143

                                                  Principal

     Type           Rate           Maturity       Amount                              Value

-----------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (17.65%)
                                                             $                     $
FHLMC           6.00%         08/01/06                          762,888                772,926
FHLMC           6.50%         12/01/15                        1,056,850              1,066,847
                                              TOTAL FHLMC CERTIFICATES               1,839,773

                                                  Principal

                                                  Amount                              Value

-----------------------------------------------------------------------------------------------------
FEDERAL AGENCY SHORT-TERM OBLIGATION (0.42%)
FINANCE-MORTGAGE LOAN/BANKER (0.42%)
 Investment in Joint Trading Account; Federal
  Home Loan Mortgage                                         10,000,000
                                                             $                     $
  4.50%; 05/01/01                                                43,762                 43,762
                            TOTAL FEDERAL AGENCY SHORT-TERM OBLIGATION                  43,762
                                                                                   -----------

                                  TOTAL PORTFOLIO INVESTMENTS (98.19%)              10,231,678
CASH AND RECEIVABLES, NET OF LIABILITIES
 (1.81%)                                                                               188,109
                                            TOTAL NET ASSETS (100.00%)             $10,419,787
                                                                                   -------------

See accompanying notes.

                       HIGH QUALITY SHORT-TERM BOND FUND

                           APRIL 30, 2001 (UNAUDITED)

/1 /Restricted security - See "Restricted Securities" in the Notes to Financial
  Statements.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                      INTERNATIONAL EMERGING MARKETS FUND

                           APRIL 30, 2001 (UNAUDITED)

                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (88.55%)
ADVERTISING AGENCIES (0.56%)
                                                                         $
 Cheil Communications                                     450                28,633
AEROSPACE & DEFENSE (1.01%)
 Empresa Bras de Aeronautica                            1,160                51,980
AUTO-CARS & LIGHT TRUCKS (0.34%)
 Tofas Turk Otomobil Fabrik                         1,954,000                17,631
BEVERAGES-NON-ALCOHOLIC (0.39%)
 Coca-Cola Femsa                                        1,024                19,968
BREWERY (2.98%)
 Al-Ahram Beverages                                     4,500                45,112
 Companhia de Bebidas das Americas                      2,390                58,316
 Hite Brewery                                           1,470                49,893
                                                                            153,321
BROADCASTING SERVICES & PROGRAMMING (1.07%)
 Grupo Televisa                                         1,450                55,143
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.47%)
 Cemex                                                  5,300                24,354
CELLULAR TELECOMMUNICATIONS (5.80%)
 Advanced Info Service Public                           1,700                17,222
 America Movil /1/                                      5,240                96,416
 China Mobile /1/                                       1,020                25,827
 China Mobile                                          18,500                90,851
 Cosmote Mobile Communications /1/                      4,000                34,684
 Telemig Celular Participacoes                            461                17,518
 Turkcell Iletisim Hizmet /1/                           3,693                15,695
                                                                            298,213
COMMERCIAL BANKS (7.99%)
 Alpha Bank                                             1,440                41,212
 Banco Latinoamericano de Exportaciones                 1,550                51,150
 Bank Sinopac                                          82,000                36,623
 BOE                                                   24,700                13,868
 Commercial Bank Of Greece                                740                36,518
 H&CB                                                   6,409                61,526
 H&CB                                                     440                 8,369
 OTP Bank                                               1,260                59,350
 Shinhan Bank                                           1,400                12,437
 State Bank of India /2/                                6,170                55,336
 Unibanco - Uniao de Bancos Brasileiros                 1,450                34,873
                                                                            411,262
COMMERCIAL SERVICES (0.53%)
 Cosco Pacific                                         44,000                27,221
COMPUTERS-PERIPHERAL EQUIPMENT (0.71%)
 Ambit Microsystems                                     6,000                36,277
DISTRIBUTION/WHOLESALE (1.15%)
 Esprit Holdings                                       52,000                59,008
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MINERALS (2.47%)
                                                                         $
 Billiton                                              14,700                71,620
 CVRD-Companhia Vale do Rio Doce                        2,400                55,680
                                                                            127,300
DIVERSIFIED OPERATIONS (2.39%)
 Beijing Enterprises                                   32,000                31,184
 Fomento Economico Mexicano                             1,840                70,288
 Hutchison Whampoa                                      2,000                21,605
                                                                            123,077
ELECTRIC-INTEGRATED (2.31%)
 Cia Paranaense de Energia                              9,850                76,338
 Unified Energy Systems                                 3,860                42,344
                                                                            118,682
ELECTRONIC COMPONENTS-MISCELLANEOUS (5.73%)
 Asustek Computer                                       3,000                13,626
 Hankuk Electric Glass                                    730                44,676
 Samsung Electronics                                      230                21,229
 Samsung Electronics                                    1,085               188,660
 Yageo                                                 20,000                26,494
                                                                            294,685
ELECTRONIC MEASUREMENT INSTRUMENTS (0.19%)
 Camtek /1/                                             2,100                 9,597
ELECTRONICS COMPONENT-MISCELLANEOUS (0.84%)
 Taiwan MSCI Opals /1/                                    500                43,150
FINANCE-INVESTMENT BANKER & BROKER (0.51%)
 Samsung Securities                                     1,000                26,272
FINANCE-INVESTMENT FUND (3.06%)
 India Fund                                             3,160                32,137
 Taiwan Fund                                           10,690               125,073
                                                                            157,210
FINANCE-OTHER SERVICES (2.38%)
 Grupo Financiero Banamex Accival                      59,900               111,782
 Hong Kong Exchanges & Clearing                         6,000                10,732
                                                                            122,514
FOOD-RETAIL (0.89%)
 Companhia Brasileira de Distribuicao Grupo
  Pao de Acucar                                         1,390                39,545
 Migros Turk                                           81,000                 6,489
                                                                             46,034
GAS-DISTRIBUTION (0.78%)
 OAO Gazprom                                            5,670                40,370
INTERNET SECURITY (1.97%)
 Check Point Software Technologies /1/                  1,616               101,372
MEDICAL-DRUGS (2.71%)
 Dr. Reddy's Laboratories /1/                           4,980                60,009
 Ranbaxy Laboratories                                   2,800                31,500
 Teva Pharmaceutical Industries                           880                47,916
                                                                            139,425
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL-ALUMINUM (1.85%)
                                                                         $
 Hindalco Industries /2/                                4,760                95,319
MONEY CENTER BANKS (1.44%)
 Bank Hapoalim                                         10,100                25,342
 ICICI Banking                                          2,060                13,678
 Overseas Union Bank                                    9,000                35,081
                                                                             74,101
MULTIMEDIA (0.44%)
 Johnnic Holdings                                       2,700                22,402
NIGHT CLUBS (0.65%)
 Corporacion Interamericana de
  Entretenimiento /1/                                   9,500                33,536
OIL COMPANY-EXPLORATION & PRODUCTION (2.21%)
 CNOOC /1/                                              4,130                79,131
 Gulf Indonesia Resources                               3,980                34,427
                                                                            113,558
OIL COMPANY-INTEGRATED (5.70%)
 OAO Lukoil Holding /1/                                   210                 8,736
 OAO Lukoil Holding /1/ /2/                               550                22,880
 Petroleo Brasileiro                                    1,406                37,962
 Sasol                                                 13,700               123,069
 Surgutneftegaz                                         5,970                68,058
 YUKOS /1/                                                743                32,320
                                                                            293,025
OIL REFINING & MARKETING (0.66%)
 Tupras Turkiye Petrol Rafine                       1,026,000                33,869
PAPER & RELATED PRODUCTS (1.19%)
 Sappi                                                  4,700                42,983
 Sappi                                                  1,930                18,045
                                                                             61,028
PLATINUM (2.10%)
 Anglo American Platinum                                2,410               108,247
PUBLICLY TRADED INVESTMENT FUND (0.54%)
 UTI India IT Fund /1/                                  2,100                27,552
REAL ESTATE MANAGEMENT/SERVICES (0.22%)
 SM Prime Holdings                                     85,000                11,410
REAL ESTATE OPERATOR & DEVELOPER (2.50%)
 Amoy Properties                                       28,500                29,600
 Cheung Kong                                            6,000                66,932
 Hong Kong Land Holdings                               16,000                32,160
                                                                            128,692
RETAIL-APPAREL & SHOE (0.24%)
 Giordano International                                24,000                12,463
RETAIL-DISCOUNT (0.96%)
 Walmart de Mexico                                     20,500                49,427
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-HOME FURNISHINGS (0.51%)
                                                                         $
 Profurn                                              148,425                26,111
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (5.72%)
 Realtek Semiconductor /1/                              4,000                21,632
 Taiwan Semiconductor Manufacturing                       852                20,652
 Taiwan Semiconductor Manufacturing /1/                47,000               129,947
 United Microelectronics                               64,000               102,086
 United Microelectronics /1/                            1,797                19,749
                                                                            294,066
SEMICONDUCTOR EQUIPMENT (0.86%)
 ASE Test /1/                                           3,200                44,480
STEEL PIPE & TUBE (0.62%)
 Tubos de Acero de Mexico                               2,390                32,050
STEEL-PRODUCERS (0.86%)
 Pohang Iron & Steel                                    2,220                44,422
TELECOMMUNICATION EQUIPMENT (0.85%)
 Comverse Technology /1/                                  640                43,840
TELECOMMUNICATION SERVICES (4.00%)
 China Unicom /1/                                       2,370                34,247
 Korea Telecom                                          1,275                35,228
 Korea Telecom Freetel /1/                                700                25,087
 SK Telecom                                                70                12,039
 SK Telecom                                             2,010                42,311
 Videsh Sanchar Nigam                                   4,205                56,767
                                                                            205,679
TELEPHONE-INTEGRATED (4.64%)
 Carso Global Telecom                                   6,100                12,366
 Ceske Radiokomunikace /1/ /2/                          1,090                14,879
 Compania Anonima Nacional Telefonos de
  Venezuela                                             1,250                28,638
 Embratel Participacoes /1/                         2,389,000                21,011
 Hellenic Telecommunications Organization               2,970                21,681
 Tele Norte Leste Participacoes                     1,039,300                15,901
 Telefonos de Mexico                                    3,590               124,214
                                                                            238,690
TRANSPORT-MARINE (0.44%)
 China Shipping Development                           144,000                22,895
WIRELESS EQUIPMENT (0.12%)
 BreezeCom /1/                                            998                 6,397
                                         TOTAL COMMON STOCKS              4,555,958

PREFERRED STOCKS (4.20%)
BREWERY (0.56%)
 Quilmes Industrial                                     3,090                28,861
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
CELLULAR TELECOMMUNICATIONS (0.30%)
                                                                         $
 Tele Celular Sul Participacoes                           790                15,405
COMMERCIAL BANKS (0.95%)
 Banco Itau                                           600,000                48,785
DIVERSIFIED MINERALS (0.25%)
 Cia Vale Do Rio Doce /1/                                 560                13,083
OIL COMPANY-INTEGRATED (0.71%)
 Petroleo Brasileiro                                    1,500                36,417
TELEPHONE-INTEGRATED (1.43%)
 Tele Norte Leste Participacoes                         4,200                73,416
                                      TOTAL PREFERRED STOCKS                215,967

                                                   Principal
                                                     Amount                Value
------------------------------------------------------------------------------------------
FEDERAL AGENCY SHORT-TERM OBLIGATION (3.70%)
FINANCE-MORTGAGE LOAN/BANKER (3.70%)
 Investment in Joint Trading Account;
  Federal Home Loan Mortgage                       10,000,000
                                                   $                     $
  4.50%; 05/01/01                                     190,175               190,175
                  TOTAL FEDERAL AGENCY SHORT-TERM OBLIGATION                190,175
                                                                         ----------

                        TOTAL PORTFOLIO INVESTMENTS (96.45%)              4,962,100
CASH AND RECEIVABLES, NET OF LIABILITIES
 (3.55%)                                                                    182,757
                                  TOTAL NET ASSETS (100.00%)             $5,144,857
                                                                         ------------

See accompanying notes.

                      INTERNATIONAL EMERGING MARKETS FUND

                           APRIL 30, 2001 (UNAUDITED)

See accompanying notes.

                      INTERNATIONAL EMERGING MARKETS FUND

                           APRIL 30, 2001 (UNAUDITED)

/1 /Non-income producing security.
/2 /Restricted security - See "Restricted Securities" in the Notes to Financial
  Statements.

                 INVESTMENTS BY COUNTRY
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                           $
 Argentina                     28,861              0.58%
 Brazil                       501,004             10.10
 China                         57,142              1.15
 Czech Republic                14,879              0.30
 Egypt                         45,113              0.91
 Greece                       134,094              2.70
 Hong Kong                    460,887              9.29
 Hungary                       59,350              1.20
 India                        372,299              7.50
 Indonesia                     34,427              0.69
 Israel                       228,066              4.60
 Korea                        600,782             12.11
 Mexico                       609,576             12.28
 Panama                        51,150              1.03
 Philippines                   11,410              0.23
 Russia                       214,709              4.33
 Singapore                     35,081              0.71
 South Africa                 354,725              7.15
 Taiwan                       494,717              9.97
 Thailand                      17,222              0.35
 Turkey                        73,683              1.48
 United Kingdom                71,620              1.44
 United States                462,665              9.32
 Venezuela                     28,638              0.58
              TOTAL        $4,962,100            100.00%
                           ------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                              INTERNATIONAL FUND I

                           APRIL 30, 2001 (UNAUDITED)

                                                   Shares
                                                    Held               Value
-------------------------------------------------------------------------------------
COMMON STOCKS (91.32%)
ADVERTISING SERVICES (1.46%)
                                                                     $
 Havas Advertising                                  1,734               22,876
 WPP Group                                          4,022               48,109
                                                                        70,985
AEROSPACE & DEFENSE (0.86%)
 BAE Systems                                        8,791               41,822
AUDIO & VIDEO PRODUCTS (1.24%)
 Matsushita Electric Industrial                     2,000               33,351
 Pioneer                                              890               26,584
                                                                        59,935
AUTO-CARS & LIGHT TRUCKS (2.16%)
 Bayerische Motoren Werke                           1,130               37,670
 Honda Motor                                          700               28,162
 Nissan Motor                                       5,700               39,081
                                                                       104,913
BEVERAGES-WINE & SPIRITS (1.34%)
 Diageo                                             6,186               64,833
BREWERY (0.66%)
 Interbrew /1/                                      1,200               31,918
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.46%)
 Lafarge                                              739               70,958
CABLE TV (0.55%)
 Telewest Communications /1/                       13,705               26,913
CELLULAR TELECOMMUNICATIONS (5.58%)
 America Movil /1/                                  1,268               23,331
 China Mobile                                       7,500               36,831
 NTT DoCoMo                                             4               82,244
 Telesp Celular Participacoes                         500                8,400
 Vodafone Group                                    39,559              120,136
                                                                       270,942
CHEMICALS-DIVERSIFIED (1.50%)
 Akzo Nobel                                         1,465               60,982
 DSMA                                                 320               11,717
                                                                        72,699
CHEMICALS-SPECIALTY (0.58%)
 Rhodia                                             2,200               28,204
COMMERCIAL BANKS (1.73%)
 Julius Baer Holding                                    3               13,004
 Nordea                                            11,780               71,109
                                                                        84,113
COMPUTER SERVICES (0.57%)
 Misys                                              3,057               27,862
DISTRIBUTION-WHOLESALE (0.68%)
 Buhrmann                                           2,005               33,224
                                                   Shares
                                                    Held               Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (1.50%)
                                                                     $
 Fortis                                             2,809               72,871
DIVERSIFIED MANUFACTURING OPERATIONS (0.58%)
 Invensys                                           7,300               15,302
 Siemens                                              173               12,694
                                                                        27,996
DIVERSIFIED MINERALS (0.53%)
 Billiton                                           5,240               25,791
DIVERSIFIED OPERATIONS (0.30%)
 Citic Pacific                                      5,000               14,393
DIVERSIFIED OPERATORS/COMMERCIAL SERVICE (2.47%)
 Hays                                               9,004               42,772
 Vivendi Universal                                  1,116               77,226
                                                                       119,998
DRUG DELIVERY SYSTEMS (0.72%)
 Elan /1/                                             700               35,105
ELECTRIC COMPONENT-MISCELLANEOUS (1.26%)
 NEC                                                3,350               61,151
ELECTRIC-INTEGRATED (1.02%)
 E.On AG                                              430               21,597
 Scottish & Southern Energy                         3,272               28,090
                                                                        49,687
ELECTRONIC COMPONENTS-MISCELLANEOUS (2.56%)
 C-MAC Industries                                     795               25,742
 Koninklijke Philips Electronics                    1,894               55,599
 Samsung Electronics                                  464               42,827
                                                                       124,168
FABRICATED STRUCTURAL METAL PRODUCTS (0.36%)
 Usinor                                             1,344               17,552
FINANCE-INVESTMENT BANKER & BROKER (1.80%)
 Nikko Securities                                   1,600               13,599
 Nomura Securities                                  3,500               73,947
                                                                        87,546
FOOD-DAIRY PRODUCTS (0.48%)
 Numico                                               587               23,206
FOOD-MISCELLANEOUS/DIVERSIFIED (1.93%)
 Nestle                                                25               51,761
 Unilever                                             741               41,915
                                                                        93,676
FOOD-RETAIL (0.57%)
 Koninklijke Ahold                                    897               27,835
HUMAN RESOURCES (0.32%)
 Adecco                                                26               15,736
                                                   Shares
                                                    Held               Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET SECURITY (0.87%)
                                                                     $
 Check Point Software Technologies /1/                674               42,280
INVESTMENT COMPANIES (0.76%)
 Investor                                           3,033               37,060
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.94%)
 Amvescap                                           2,464               45,796
MACHINERY TOOLS & RELATED PRODUCTS (0.23%)
 Sandvik                                              476               11,030
MACHINERY-ELECTRICAL (0.70%)
 Schneider Electric                                   500               34,112
MEDICAL-DRUGS (7.27%)
 Aventis                                            1,298              100,465
 Biovail /1/                                          116                4,557
 Biovail /1/                                          327               12,876
 GlaxoSmithKline /1/                                2,175               57,603
 Novartis                                              51               79,253
 Schering                                           1,500               74,075
 Takeda Chemical Industries                           500               24,123
                                                                       352,952
METAL-ALUMINUM (1.54%)
 Alcan                                              1,682               74,849
MONEY CENTER BANKS (9.55%)
 BNP Paribas                                          421               37,401
 Canadian Imperial Bank of Commerce                   718               23,295
 Credit Suisse Group                                  281               52,397
 Deutsche Bank                                        900               73,211
 Dresdner Bank                                        600               27,316
 Royal Bank of Canada                               1,637               45,760
 San Paolo-IMI                                      3,100               43,288
 Standard Chartered                                 2,189               31,007
 UBS                                                  631               96,019
 UFJ Holdings /1/                                       5               33,823
                                                                       463,517
MULTI-LINE INSURANCE (7.49%)
 Assurances Generales de France                       534               31,744
 Ergo Versicherungsgruppe                             130               19,248
 ING Groep                                          2,224              151,769
 Riunione Adriatica di Sicurta                      4,600               60,564
 Royal & Sun Alliance Insurance Group               6,400               45,374
 Zurich Financial Services                            155               55,124
                                                                       363,823
MULTIMEDIA (0.95%)
 News                                               1,204               46,234
OFFICE AUTOMATION & EQUIPMENT (1.48%)
 Canon                                              1,500               59,925
 Canon                                                300               11,778
                                                                        71,703
                                                   Shares
                                                    Held               Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL & GAS FIELD SERVICES (0.96%)
                                                                     $
 ENI SPA                                            6,800               46,543
OIL COMPANY-INTEGRATED (6.70%)
 BP Amoco                                          11,002               98,779
 Shell Transport & Trading                         10,464               87,361
 TotalFinaElf                                         935              139,267
                                                                       325,407
PAPER & RELATED PRODUCTS (0.58%)
 Stora Enso Oyj                                     1,400               15,764
 UPM-Kymmene Oyj                                      400               12,536
                                                                        28,300
PHOTO EQUIPMENT & SUPPLIES (0.31%)
 NIKON                                              1,200               14,862
PUBLIC THOROUGHFARES (1.07%)
 Brisa-Auto Estradas de Portugal                    5,579               51,986
PUBLISHING-NEWSPAPERS (0.21%)
 VNU                                                  240                9,969
REINSURANCE (2.04%)
 Muenchener Rueckversicherungs-Gesellschaft           350               99,144
RETAIL-MAJOR DEPARTMENT STORE (1.68%)
 Kingfisher                                         3,488               22,458
 Metro                                              1,300               59,127
                                                                        81,585
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.17%)
 Taiwan Semiconductor Manufacturing /1/            11,000               30,413
 United Microelectronics /1/                        9,000               14,356
 United Microelectronics /1/                        1,100               12,089
                                                                        56,858
SOAP & CLEANING PRODUCTS (0.62%)
 Reckitt Benckiser                                  2,198               29,892
TELECOMMUNICATION EQUIPMENT (0.36%)
 Nokia                                                511               17,471
TELECOMMUNICATION SERVICES (1.73%)
 Amdocs /1/                                           528               31,099
 Colt Telecom Group /1/                             2,559               35,113
 United Pan-Europe Communications /1/               2,831               17,570
                                                                        83,782
TELEPHONE-INTEGRATED (2.07%)
 Nippon Telegraph & Telephone                           2               12,709
 Telecom Italia                                     3,110               34,549
 Telefonica                                         2,300                  836
 Telefonica                                         3,098               52,407
                                                                       100,501
TELEVISION (0.56%)
 Carlton Communications                             4,401               26,919
                                                   Shares
                                                    Held               Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOYS (0.50%)
                                                                     $
 Nintendo                                             150               24,163
TRANSPORT-RAIL (0.57%)
 East Japan Railway                                     5               27,846
WATER (0.67%)
 Suez Lyonnaise des Eaux                              219               32,348
WATER TREATMENT SYSTEMS (0.60%)
 Vivendi Environnement /1/                            670               29,321
WIRE & CABLE PRODUCTS (0.37%)
 Futukawa Electric                                  1,500               17,910
                                     TOTAL COMMON STOCKS             4,434,195


See accompanying notes.

                              INTERNATIONAL FUND I

                           APRIL 30, 2001 (UNAUDITED)
See accompanying notes.

                              INTERNATIONAL FUND I

                           APRIL 30, 2001 (UNAUDITED)


                                               Principal
                                                 Amount                Value
--------------------------------------------------------------------------------------
FEDERAL AGENCY SHORT-TERM OBLIGATION (6.92%)
FINANCE-MORTGAGE LOAN/BANKER (6.92%)
 Investment in Joint Trading Account;
  Federal Home Loan Mortgage                   10,000,000
  4.50%; 05/01/01                              $336,327              $336,327
              TOTAL FEDERAL AGENCY SHORT-TERM OBLIGATION             336,327


                    TOTAL PORTFOLIO INVESTMENTS (98.24%)             4,770,522
CASH AND RECEIVABLES, NET OF
 LIABILITIES (1.76%)                                                 85,277
                              TOTAL NET ASSETS (100.00%)             $4,855,799
                                                                     ------------


/1 /Non-income producing security


                 INVESTMENTS BY COUNTRY
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                           $
 Australia                     46,234              0.97%
 Belgium                       31,918              0.67
 Brazil                         8,400              0.18
 Canada                       182,521              3.82
 Finland                       45,771              0.96
 France                       621,475             13.03
 Germany                      424,083              8.89
 Hong Kong                     51,225              1.07
 Israel                        73,379              1.54
 Italy                        184,944              3.88
 Japan                        585,258             12.27
 Korea                         42,827              0.90
 Mexico                        23,331              0.49
 Netherlands                  506,657             10.62
 Portugal                      51,986              1.09
 Spain                         53,243              1.12
 Sweden                       119,199              2.50
 Switzerland                  363,294              7.61
 Taiwan                        56,858              1.19
 United Kingdom               957,036             20.06
 United States                340,883              7.14
              TOTAL        $4,770,522            100.00%
                           ------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                             INTERNATIONAL FUND II

                           APRIL 30, 2001 (UNAUDITED)

                                             Shares
                                              Held               Value
--------------------------------------------------------------------------------
COMMON STOCKS (87.03%)
ADVERTISING SERVICES (2.48%)
                                                               $
 Aegis Group                                 40,541                79,468
 WPP Group                                    4,230                50,597
                                                                  130,065
AEROSPACE & DEFENSE (1.42%)
 BAE Systems                                 15,671                74,553
AIRLINES (0.41%)
 British Airways                              4,271                21,541
AIRPORT DEVELOPMENT & MAINTENANCE (0.21%)
 Japan Airport Terminal                       1,000                11,074
APPAREL MANUFACTURERS (0.77%)
 Onward Kashiyama                             4,000                40,151
AUDIO & VIDEO PRODUCTS (1.43%)
 Sony                                         1,000                74,797
AUTO-CARS & LIGHT TRUCKS (4.82%)
 Bayerische Motoren Werke                     2,001                66,706
 Fuji Heavy Industries                        5,000                36,386
 Nissan Motor                                 9,000                61,707
 PSA Peugeot Citroen                            307                87,617
                                                                  252,416
CELLULAR TELECOMMUNICATIONS (5.19%)
 China Mobile                                   500                 2,455
 Hutchison Telecommunications /1/            18,429                 6,401
 NTT DoCoMo                                       4                82,244
 Vodafone Group                              59,487               180,655
                                                                  271,755
CHEMICALS-DIVERSIFIED (0.85%)
 Asahi Kasei                                  7,000                36,038
 Tokuyama                                     2,000                 8,370
                                                                   44,408
COMMERCIAL BANKS (4.19%)
 Banco Santander Central Hispano              2,557                25,391
 Commonwealth Bank of Australia               2,861                42,147
 Julius Baer Holding                             12                52,015
 Nordea                                       9,239                55,770
 Skandinaviska Enskilida Banken               3,178                29,394
 Suruga Bank                                  2,000                14,571
                                                                  219,288
COMMUNICATIONS SOFTWARE (0.42%)
 Comptel                                      2,013                22,077
COMPUTERS-INTEGRATED SYSTEMS (1.62%)
 Fujitsu                                      3,000                41,284
 Meitec                                       1,200                43,712
                                                                   84,996
COSMETICS & TOILETRIES (0.48%)
 Beiersdorf                                     249                25,344
                                             Shares
                                              Held               Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DISTRIBUTION/WHOLESALE (1.14%)
                                                               $
 Canon Sales                                  4,000                40,539
 Li & Fung                                   10,000                18,977
                                                                   59,516
DIVERSIFIED FINANCIAL SERVICES (1.88%)
 Fortis                                       1,784                46,280
 Guoco Group                                  9,000                52,045
                                                                   98,325
DIVERSIFIED OPERATIONS (0.13%)
 First Pacific                               30,000                 6,847
ELECTRIC PRODUCTS-MISCELLANEOUS (0.38%)
 Toshiba                                      3,000                19,695
ELECTRIC-INTEGRATED (0.69%)
 Union Elenctrica Fenosa                      1,919                36,257
ELECTRIC-TRANSMISSION (0.81%)
 National Grid Group                          5,527                42,189
ELECTRONIC COMPONENTS-MISCELLANEOUS (2.30%)
 Anritsu                                      1,000                16,020
 Hosiden                                      1,000                25,742
 Koninklijke Philips Electronics              1,505                44,180
 Omron                                        1,000                18,537
 Samsung Electronics                            175                16,210
                                                                  120,689
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.34%)
 Rohm                                           100                17,647
ELECTRONIC MEASUREMENT INSTRUMENTS (0.42%)
 Keyence                                        100                21,775
FINANCE-INVESTMENT BANKER & BROKER (1.05%)
 Nikko Securities                             4,000                33,998
 Nomura Securities                            1,000                21,128
                                                                   55,126
FINANCE-LEASING COMPANY (1.00%)
 Orix                                           600                52,406
FOOD-CATERING (1.43%)
 Compass Group /1/                            9,870                75,058
FOOD-DAIRY PRODUCTS (0.23%)
 Yakult Honsha                                1,000                11,964
FOOD-MISCELLANEOUS/DIVERSIFIED (2.97%)
 Groupe Danone                                  638                82,868
 Nestle                                          35                72,465
                                                                  155,333
FOOD-RETAIL (2.13%)
 Koninklijke Ahold                            1,642                50,953
 Tesco                                       16,957                60,534
                                                                  111,487
                                             Shares
                                              Held               Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HUMAN RESOURCES (1.36%)
                                                               $
 Adecco                                         118                71,416
IMPORT & EXPORT (0.42%)
 Sumitomo                                     3,000                22,148
MACHINERY-CONSTRUCTION & MINING (0.25%)
 Atlas Copco                                    601                13,283
MACHINERY-ELECTRICAL (0.62%)
 Schneider Electric                             480                32,747
MEDICAL-DRUGS (8.23%)
 Aventis                                      1,943               150,388
 GlaxoSmithKline /1/                          6,147               162,798
 Pharmacia                                    2,259               117,888
                                                                  431,074
METAL-DIVERSIFIED (0.94%)
 Rio Tinto                                    2,598                49,049
MONEY CENTER BANKS (7.89%)
 Banco Bilbao Vizcaya Argentaria              1,370                19,458
 Barclays                                     2,619                84,276
 Bayerische Hypo-und Vereinsbank                522                28,879
 Deutsche Bank                                  375                30,505
 Dresdner Bank                                  888                40,428
 Mizuho Holdings                                  8                49,282
 Oversea-Chinese Banking                      4,000                24,156
 San Paolo-IMI                                3,201                44,699
 Sumitomo Mitsui Banking                      4,200                39,234
 UBS                                            344                52,346
                                                                  413,263
MULTI-LINE INSURANCE (4.35%)
 Allianz                                        234                67,322
 AXA                                            370                43,630
 CGNU                                         2,449                33,866
 ING Groep                                    1,215                82,914
                                                                  227,732
MULTIMEDIA (2.14%)
 Pearson                                      2,273                47,742
 Publishing & Broadcasting                    3,660                19,630
 Tokyo Broadcasting System                    2,000                44,846
                                                                  112,218
OIL COMPANY-EXPLORATION & PRODUCTION (0.17%)
 CNOOC /1/                                    9,000                 8,713
OIL COMPANY-INTEGRATED (4.89%)
 Royal Dutch Petroleum                        1,644                98,240
 Shell Transport & Trading                   10,889                90,909
 TotalFinaElf                                   448                66,729
                                                                  255,878
PAPER & RELATED PRODUCTS (0.31%)
 Stora Enso Oyj                               1,421                16,049
                                             Shares
                                              Held               Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PUBLISHING-NEWSPAPERS (0.44%)
                                                               $
 Singapore Press Holdings                     2,000                22,948
REAL ESTATE OPERATOR & DEVELOPER (1.10%)
 Cheung Kong                                  1,000                11,155
 Kerry Properties                            13,000                16,002
 Westfield Holdings                           4,794                30,365
                                                                   57,522
REINSURANCE (0.41%)
 Muenchener
  Rueckversicherungs-Gesellschaft                76                21,528
RESPIRATORY PRODUCTS (0.61%)
 Resmed /1/                                   7,091                32,128
RETAIL-APPAREL & SHOE (0.44%)
 Giordano International                      44,000                22,849
RETAIL-CONSUMER ELECTRONICS (0.78%)
 Yamada Denki                                   500                41,041
RETAIL-MISC/DIVERSIFIED (0.48%)
 Jusco                                        1,000                25,013
SEMICONDUCTOR EQUIPMENT (0.66%)
 ASM Lithography Holding /1/                    474                12,524
 Tokyo Electron                                 300                21,856
                                                                   34,380
TELECOMMUNICATION EQUIPMENT (3.58%)
 Alcatel                                      1,481                48,189
 Nokia                                        4,220               139,556
                                                                  187,745
TELECOMMUNICATION SERVICES (0.59%)
 Energis /1/                                  4,035                21,044
 SK Telecom                                     480                10,104
                                                                   31,148
TELEPHONE-INTEGRATED (3.58%)
 British Telecommunications                   1,985                15,848
 Nippon Telegraph & Telephone                     7                44,481
 Olivetti /1/                                19,551                43,768
 Telefonica                                   4,932                83,432
                                                                  187,529
TELEVISION (0.31%)
 Nippon Television Network                       50                16,109
TOYS (0.31%)
 Nintendo                                       100                16,109
WATER TREATMENT SYSTEMS (0.27%)
 Kurita Water Industries                      1,000                14,393
                                             Shares
                                              Held               Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRE & CABLE PRODUCTS (0.71%)
                                                               $
 Sumitomo Electric Industries                 3,000                37,107
                               TOTAL COMMON STOCKS              4,557,898

PREFERRED STOCKS (0.75%)
ENTERPRISE SOFTWARE/SERVICE (0.75%)
 SAP                                            246                39,258
                            TOTAL PREFERRED STOCKS                 39,258
                                                               ----------

              TOTAL PORTFOLIO INVESTMENTS (87.78%)              4,597,156
CASH AND RECEIVABLES, NET OF
 LIABILITIES (12.22%)                                             640,030
                        TOTAL NET ASSETS (100.00%)             $5,237,186
                                                               ------------

See accompanying notes.

                             INTERNATIONAL FUND II

                           APRIL 30, 2001 (UNAUDITED)

See accompanying notes.

                             INTERNATIONAL FUND II

                           APRIL 30, 2001 (UNAUDITED)

/1 /Non-income producing security.


                 INVESTMENTS BY COUNTRY
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                           $
 Australia                    147,592              3.21%
 Finland                      177,682              3.87
 France                       512,168             11.14
 Germany                      319,970              6.96
 Hong Kong                    139,043              3.02
 Italy                         88,467              1.92
 Japan                      1,101,403             23.96
 Korea                         26,314              0.57
 Netherlands                  335,090              7.29
 Singapore                     47,104              1.03
 Spain                        164,537              3.58
 Sweden                        98,448              2.14
 Switzerland                  248,243              5.40
 United Kingdom             1,041,079             22.65
 United States                150,016              3.26
              TOTAL        $4,597,156            100.00%
                           ------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                          INTERNATIONAL SMALLCAP FUND

                           APRIL 30, 2001 (UNAUDITED)

                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (92.24%)
ADVERTISING SERVICES (0.97%)
                                                                         $
 Cordiant Communications Group                         12,300                45,669
AEROSPACE & DEFENSE EQUIPMENT (0.99%)
 CAE                                                    2,850                46,650
AIRLINES (3.84%)
 easyJet /1/                                           18,270               103,909
 Ryanair Holdings /1/                                     865                44,634
 Westjet Airlines /1/                                   2,417                32,248
                                                                            180,791
ALTERNATIVE WASTE TECHNOLOGIES (1.16%)
 Renewable Energy /1/                                  65,300                54,703
APPAREL MANUFACTURERS (0.33%)
 Gildan Activewear                                        900                15,446
AUTO-CARS & LIGHT TRUCKS (0.48%)
 Denway Motors                                         76,000                22,657
BEVERAGES-NON-ALCOHOLIC (0.80%)
 Cott                                                   4,150                37,814
BREWERY (1.23%)
 Molson                                                 2,090                57,879
BROADCASTING SERVICES & PROGRAMMING (0.68%)
 HIT Entertainment                                      6,610                32,042
BUILDING & CONSTRUCTION-MISCELLANEOUS (1.74%)
 Amec                                                   4,870                33,586
 Bracknell /1/                                          7,630                34,513
 Hollandsche Beton Groep                                1,059                13,614
                                                                             81,713
BUILDING-HEAVY CONSTRUCTION (1.44%)
 Grupo Dragados                                         3,690                45,573
 Vinci                                                    380                22,236
                                                                             67,809
BUILDING-RESIDENTIAL & COMMERCIAL (1.95%)
 Painthouse                                                 1                36,831
 Persimmon                                             10,580                55,102
                                                                             91,933
CASINO SERVICES (1.02%)
 Aristocrat Leisure                                    14,400                47,737
CHEMICALS-SPECIALTY (1.99%)
 Gurit-Heberlein                                           49                39,852
 Gurit-Heberlein                                           49                 4,632
 Methanex                                               5,803                49,098
                                                                             93,582
COMMERCIAL BANKS (3.77%)
 Anglo Irish Bank                                      30,400                99,994
 HKCB Bank Holding                                     72,000                32,543
 Liu Chong Hing Bank                                   17,000                21,362
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                         $
 Suncorp-Metway                                         3,700                23,624
                                                                            177,523
COMMERCIAL SERVICE-FINANCE (2.73%)
 Baycorp Holdings                                      12,970                66,836
 Data Advantage                                        20,030                61,593
                                                                            128,429
COMMERCIAL SERVICES (2.26%)
 Amey                                                   6,250                35,546
 Bellsystem24                                              60                23,289
 Mayne Nickless                                        14,490                47,333
                                                                            106,168
CONSULTING SERVICES (0.66%)
 Maxxcom /1/                                            7,330                31,009
DECISION SUPPORT SOFTWARE (0.89%)
 Theil Logistik                                         1,730                41,873
DISTRIBUTION/WHOLESALE (1.74%)
 Esprit Holdings                                       72,000                81,703
DIVERSIFIED MANUFACTURING OPERATIONS (2.13%)
 Aalberts Industries                                      502                11,105
 Southcorp                                             17,850                61,636
 Wesfarmers /1/                                           865                10,120
 Wesfarmers                                             1,466                17,111
                                                                             99,972
ELECTRIC-GENERATION (1.97%)
 Beijing Datang Power Generation                       96,000                32,004
 Energy Developments                                   10,832                60,642
                                                                             92,646
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.93%)
 Funkwerk                                                 510                16,052
 Hankuk Electric Glass                                    450                27,540
                                                                             43,592
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.20%)
 Kontron Embedded Computers /1/                           320                18,385
 Nippon Foundry                                             3                22,949
 SOITEC                                                   849                15,054
                                                                             56,388
ELECTRONIC MEASUREMENT INSTRUMENTS (0.71%)
 Camtek /1/                                             2,340                10,694
 Densei-Lambda                                          1,500                22,560
                                                                             33,254
ENERGY-ALTERNATE SOURCES (1.60%)
 Grupo Auxiliar Metalurgico /1/                         3,200                75,184
ENGINEERING/RESEARCH & DEVELOPMENT SERVICES (2.13%)
 Babcock Borsig /1/                                       420                15,621
 BDAG Balcke-Duerr                                        580                 7,251
 Fugro                                                    220                13,946
 JGC                                                    8,000                63,140
                                                                             99,958
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENTERPRISE SOFTWARE/SERVICE (0.19%)
                                                                         $
 Orchestream Holdings /1/                               4,653                 9,121
FINANCE-INVESTMENT BANKER & BROKER (1.49%)
 Kempen                                                   460                25,041
 Moolen Holding                                           500                45,172
                                                                             70,213
FINANCE-LEASING COMPANY (0.88%)
 Grenkeleasing /1/                                      1,360                41,599
HOTELS & MOTELS (0.21%)
 Hotel Shilla                                           2,360                10,035
HUMAN RESOURCES (2.92%)
 Creyf's                                                1,580                35,721
 DIS Deutsche Industrie Service
  Aktiengesellschaft                                      864                22,981
 Michael Page International                            13,000                39,619
 United Services Group                                  2,040                39,248
                                                                            137,569
INSTRUMENTS-SCIENTIFIC (3.11%)
 Card Guard Scientific Survival /1/                     1,020                53,502
 Leica Geosystems /1/                                     340                92,795
                                                                            146,297
INSURANCE BROKERS (0.74%)
 Jardine Lloyd Thompson Group                           4,867                35,027
INVESTMENT COMPANIES (0.50%)
 Macquarie Infrastructure Group                        17,300                23,418
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.05%)
 CI Fund Management /1/                                 5,330                49,433
LASERS-SYSTEMS & COMPONENTS (0.15%)
 Micronic Laser Systems /1/                               350                 6,952
LEISURE & RECREATION PRODUCTS (0.52%)
 Ferretti /1/                                           6,870                24,303
LIFE & HEALTH INSURANCE (1.95%)
 Industrial-Alliance Life Insurance /1/                 3,940                91,546
MACHINERY-CONSTRUCTION & MINING (1.16%)
 Palfinger                                              1,669                54,602
MACHINERY-GENERAL INDUSTRY (1.48%)
 Pinguely-Haulotte                                      3,260                69,657
MACHINERY-PRINT TRADE (0.51%)
 Technotrans                                              210                24,204
MEDICAL INSTRUMENTS (0.29%)
 Medisys /1/                                           10,840                13,649
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL LABORATORY & TESTING SERVICE (1.51%)
                                                                         $
 Unilabs                                                   81                71,200
MEDICAL LASER SYSTEMS (0.97%)
 ESC Medical Systems /1/                                1,670                45,507
MEDICAL PRODUCTS (0.52%)
 Cochlear                                               1,240                24,304
MEDICAL-BIOMEDICAL/GENE (1.11%)
 Novozymes                                              1,080                21,681
 PerBio Science /1/                                     2,520                30,424
                                                                             52,105
MEDICAL-DRUGS (2.12%)
 Biovail /1/                                            1,950                76,596
 Sanochemia Pharmazeutika /1/                             980                23,025
                                                                             99,621
MEDICAL-HOSPITALS (1.02%)
 Rhoen Klinikum                                           590                35,309
 Rhoen Klinikum                                           230                12,826
                                                                             48,135
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.76%)
 LVL Medical                                              610                35,694
METAL-DIVERSIFIED (1.18%)
 Cominco                                                1,690                36,682
 Outokumpu                                              2,200                18,725
                                                                             55,407
MULTIMEDIA (0.87%)
 Eyretel /1/                                           36,730                40,991
OFFICE SUPPLIES & FORMS (1.00%)
 Corporate Express Australia                            9,970                46,853
OIL COMPANY-EXPLORATION & PRODUCTION (1.20%)
 Compton Petroleum /1/                                  8,605                33,043
 Rio Alto Exploration /1/                               1,170                23,453
                                                                             56,496
OIL COMPANY-INTEGRATED (0.48%)
 Fred. Olsen Energy /1/                                 2,500                22,357
OIL-FIELD SERVICES (1.72%)
 Coflexip Stena Offshore                                  280                41,209
 Farstad Shipping                                       3,700                19,894
 Smedvig                                                1,800                19,751
                                                                             80,854
OPTICAL RECOGNITION EQUIPMENT (1.48%)
 Creo Products /1/                                      3,510                69,463
PAPER & RELATED PRODUCTS (1.78%)
 Assidoman                                              2,400                52,809
 Holmen                                                 1,560                30,832
                                                                             83,641
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
POWER CONVERTER & SUPPLY EQUIPMENT (1.21%)
                                                                         $
 NEG Micon                                              1,400                56,876
PROTECTION-SAFETY (0.43%)
 Kidde /1/                                             22,000                20,224
QUARRYING (0.51%)
 Brandrill                                             24,871                24,138
REAL ESTATE MANAGEMENT/SERVICES (2.32%)
 Regus /1/                                             26,100               109,231
REAL ESTATE OPERATOR & DEVELOPER (1.17%)
 Green Property                                         8,530                55,208
RENTAL AUTO & EQUIPMENT (1.03%)
 Ashtead Group                                         31,730                48,602
RESPIRATORY PRODUCTS (2.32%)
 Resmed /1/                                            24,130               109,328
RETAIL-COMPUTER EQUIPMENT (0.55%)
 Electronics Boutique                                  22,150                25,671
RETAIL-MAJOR DEPARTMENT STORE (0.50%)
 Shinsegae Department Store                               390                23,542
SEMICONDUCTOR EQUIPMENT (1.97%)
 ASE Test /1/                                           3,900                54,210
 SEZ Holding                                               25                15,707
 Suess MicroTec /1/                                       700                22,528
                                                                             92,445
TEXTILE-PRODUCTS (0.68%)
 Texwinca Holdings                                    102,000                32,043
TOBACCO (0.36%)
 Austria Tabakwerke                                       260                16,874
TRAVEL SERVICES (2.09%)
 Airtours                                              11,000                49,971
 First Choice Holidays                                 10,800                25,883
 Kuoni Reisen Holding                                      51                22,312
                                                                             98,166
WATER (0.47%)
 Kelda Group                                            4,400                22,255
WATER TREATMENT SYSTEMS (0.42%)
 Wedeco AG Water Technology /1/                           730                19,740
                                         TOTAL COMMON STOCKS              4,338,720

                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.48%)
APPAREL MANUFACTURERS (0.48%)
                                                                         $
 Hugo Boss                                                 76                22,438
                                      TOTAL PREFERRED STOCKS                 22,438

                                                   Principal
                                                     Amount                Value
------------------------------------------------------------------------------------------
FEDERAL AGENCY SHORT-TERM OBLIGATION (7.22%)
FINANCE-MORTGAGE LOAN/BANKER (7.22%)
 Investment in Joint Trading Account;
  Federal Home Loan Mortgage                       10,000,000
                                                   $                     $
  4.50%; 05/01/01                                     339,811               339,811
                  TOTAL FEDERAL AGENCY SHORT-TERM OBLIGATION                339,811
                                                                         ----------

                        TOTAL PORTFOLIO INVESTMENTS (99.94%)              4,700,969
CASH AND RECEIVABLES, NET OF LIABILITIES
 (0.06%)                                                                      2,699
                                  TOTAL NET ASSETS (100.00%)             $4,703,668
                                                                         ------------

See accompanying notes.

                          INTERNATIONAL SMALLCAP FUND

                           APRIL 30, 2001 (UNAUDITED)
See accompanying notes.

                          INTERNATIONAL SMALLCAP FUND

                           APRIL 30, 2001 (UNAUDITED)

---------------------------------------------------------------
























                           ------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                              LARGECAP BLEND FUND

                           APRIL 30, 2001 (UNAUDITED)

                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (93.10%)
AEROSPACE & DEFENSE (0.80%)
                                                                         $
 Boeing                                                   600                37,080
AGRICULTURAL OPERATIONS (0.27%)
 Monsanto                                                 400                12,380
APPLICATIONS SOFTWARE (1.91%)
 Microsoft /1/                                          1,300                88,075
BEVERAGES-NON-ALCOHOLIC (1.42%)
 Pepsico                                                1,500                65,715
BREWERY (1.13%)
 Anheuser-Busch                                         1,300                51,987
CABLE TV (2.14%)
 Comcast                                                1,050                46,106
 USA Networks /1/                                       2,100                52,605
                                                                             98,711
CHEMICALS-DIVERSIFIED (0.80%)
 E.I. Du Pont de Nemours                                  540                24,403
 Rohm & Haas                                              360                12,373
                                                                             36,776
COMMERCIAL SERVICE-FINANCE (0.53%)
 Paychex                                                  705                24,365
COMPUTERS (1.73%)
 Hewlett-Packard                                          720                20,470
 Sun Microsystems /1/                                   3,470                59,406
                                                                             79,876
COMPUTERS-MEMORY DEVICES (2.10%)
 EMC                                                    1,700                67,320
 Veritas Software /1/                                     500                29,805
                                                                             97,125
CONSUMER PRODUCTS-MISCELLANEOUS (0.30%)
 Clorox                                                   440                14,005
COSMETICS & TOILETRIES (0.65%)
 Procter & Gamble                                         500                30,025
DATA PROCESSING & MANAGEMENT (0.69%)
 Automatic Data Processing                                590                32,008
DIVERSIFIED FINANCIAL SERVICES (2.35%)
 Citigroup                                              2,210               108,622
DIVERSIFIED MANUFACTURING OPERATIONS (5.25%)
 General Electric                                       3,400               165,002
 Tyco International                                     1,450                77,386
                                                                            242,388
ELECTRIC PRODUCTS-MISCELLANEOUS (2.02%)
 Emerson Electric                                       1,400                93,310
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-GENERATION (0.31%)
                                                                         $
 AES                                                      300                14,301
ELECTRIC-INTEGRATED (1.81%)
 Duke Energy                                            1,040                48,630
 Reliant Energy                                           700                34,685
                                                                             83,315
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.50%)
 Intel                                                  1,610                49,765
 Texas Instruments                                        500                19,350
                                                                             69,115
ENTERPRISE SOFTWARE/SERVICE (0.35%)
 Oracle /1/                                             1,000                16,160
FIDUCIARY BANKS (0.92%)
 State Street                                             410                42,550
FINANCE-CREDIT CARD (0.42%)
 Capital One Financial                                    310                19,487
FINANCE-INVESTMENT BANKER & BROKER (1.74%)
 Lehman Brothers Holdings                                 470                34,192
 Merrill Lynch                                            400                24,680
 Morgan Stanley Dean Witter                               340                21,349
                                                                             80,221
FINANCE-MORTGAGE LOAN/BANKER (1.28%)
 Federal Home Loan Mortgage                               900                59,220
FOOD-MISCELLANEOUS/DIVERSIFIED (0.82%)
 Sara Lee                                               1,900                37,829
FOOD-WHOLESALE/DISTRIBUTION (0.91%)
 Sysco                                                  1,500                42,180
INDUSTRIAL GASES (0.89%)
 Air Products & Chemicals                                 950                40,841
LIFE & HEALTH INSURANCE (2.72%)
 American General                                         990                43,174
 Lincoln National                                       1,200                55,392
 UnumProvident                                            900                26,919
                                                                            125,485
MEDICAL INSTRUMENTS (0.81%)
 Guidant                                                  910                37,310
MEDICAL PRODUCTS (1.67%)
 Johnson & Johnson                                        800                77,184
MEDICAL-DRUGS (8.23%)
 Abbott Laboratories                                      550                25,509
 American Home Products                                 1,100                63,525
 Bristol-Myers Squibb                                   1,080                60,480
 Merck                                                  1,120                85,086
 Pfizer                                                 1,930                83,569
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                         $
 Schering-Plough                                        1,600                61,664
                                                                            379,833
MEDICAL-GENERIC DRUGS (0.92%)
 Watson Pharmaceutical /1/                                850                42,330
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.96%)
 Cardinal Health                                          660                44,484
METAL-ALUMINUM (0.63%)
 Alcoa                                                    700                28,980
MONEY CENTER BANKS (1.44%)
 First Union                                            1,100                32,967
 JP Morgan Chase                                          700                33,586
                                                                             66,553
MULTI-LINE INSURANCE (3.31%)
 Allstate                                                 650                27,137
 American International Group                           1,290               105,522
 Loews                                                    300                20,223
                                                                            152,882
MULTIMEDIA (1.28%)
 AOL Time Warner /1/                                      750                37,875
 Walt Disney                                              700                21,175
                                                                             59,050
NETWORKING PRODUCTS (1.55%)
 Cisco Systems /1/                                      4,200                71,316
OIL COMPANY-EXPLORATION & PRODUCTION (0.68%)
 Apache                                                   270                17,269
 Burlington Resources                                     300                14,163
                                                                             31,432
OIL COMPANY-INTEGRATED (4.64%)
 Amerada Hess                                             239                20,913
 Exxon Mobil                                            1,610               142,646
 Royal Dutch Petroleum                                    850                50,600
                                                                            214,159
OIL-FIELD SERVICES (2.00%)
 Halliburton                                              600                25,926
 Schlumberger                                           1,000                66,300
                                                                             92,226
PAPER & RELATED PRODUCTS (0.49%)
 Weyerhaeuser                                             400                22,612
PIPELINES (2.88%)
 El Paso                                                  774                53,251
 Enron                                                    400                25,088
 Williams                                               1,293                54,526
                                                                            132,865
PUBLICLY TRADED INVESTMENT FUND (2.04%)
 iShares S&P 500 Index Fund                               750                93,900
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (3.20%)
                                                                         $
 Fifth Third Bancorp                                      400                21,504
 FleetBoston Financial                                  1,320                50,649
 Wachovia                                                 500                30,400
 Wells Fargo                                              960                45,091
                                                                            147,644
RETAIL-BUILDING PRODUCTS (1.06%)
 Home Depot                                             1,040                48,984
RETAIL-DISCOUNT (2.35%)
 Target                                                   700                26,915
 Wal-Mart Stores                                        1,580                81,749
                                                                            108,664
RETAIL-MAJOR DEPARTMENT STORE (0.50%)
 May Department Stores                                    616                22,946
RETAIL-REGIONAL DEPARTMENT STORE (1.11%)
 Kohls /1/                                                840                51,290
RETAIL-RESTAURANTS (0.44%)
 McDonald's                                               740                20,350
SAVINGS & LOANS/THRIFTS (1.08%)
 Washington Mutual                                      1,000                49,930
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.01%)
 Linear Technology                                        990                47,559
 Maxim Integrated Products /1/                            888                45,377
                                                                             92,936
SEMICONDUCTOR EQUIPMENT (1.54%)
 Applied Materials /1/                                  1,300                70,980
TELECOM EQUIPMENT FIBER OPTICS (0.29%)
 JDS Uniphase /1/                                         390                 8,342
 Williams Communications Group /1/                      1,063                 4,806
                                                                             13,148
TELECOMMUNICATION EQUIPMENT (2.22%)
 ADC Telecommunications /1/                             2,700                20,277
 Comverse Technology /1/                                  740                50,690
 Tellabs /1/                                              900                31,599
                                                                            102,566
TELEPHONE-INTEGRATED (5.00%)
 AT&T                                                   1,900                42,332
 McLeodUSA /1/                                          1,300                11,505
 SBC Communications                                     1,400                57,750
 Sprint                                                 1,300                27,794
 Verizon Communications                                 1,330                73,243
 WorldCom /1/                                           1,000                18,250
                                                                            230,874
TOBACCO (0.61%)
 Philip Morris                                            560                28,062
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (0.40%)
                                                                         $
 Motorola                                               1,200                18,660
                                         TOTAL COMMON STOCKS              4,297,302

                                                   Principal
                                                     Amount                Value
------------------------------------------------------------------------------------------
FEDERAL AGENCY SHORT-TERM OBLIGATION (6.06%)
FINANCE-MORTGAGE LOAN/BANKER (6.06%)
 Investment in Joint Trading Account;
  Federal Home Loan Mortgage                       10,000,000
                                                   $                     $
  4.50%; 05/01/01                                     279,617               279,617
                  TOTAL FEDERAL AGENCY SHORT-TERM OBLIGATION                279,617
                                                                         ----------

                        TOTAL PORTFOLIO INVESTMENTS (99.16%)              4,576,919
CASH AND RECEIVABLES, NET OF LIABILITIES
 (0.84%)                                                                     38,551
                                  TOTAL NET ASSETS (100.00%)             $4,615,470
                                                                         ------------

See accompanying notes.

                              LARGECAP BLEND FUND

                           APRIL 30, 2001 (UNAUDITED)

See accompanying notes.

                              LARGECAP BLEND FUND

                           APRIL 30, 2001 (UNAUDITED)

/1 /Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                              LARGECAP GROWTH FUND

                           APRIL 30, 2001 (UNAUDITED)

                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (98.51%)
APPLICATIONS SOFTWARE (0.63%)
                                                                         $
 Siebel Systems /1/                                       550                25,069
CABLE TV (4.60%)
 Comcast                                                4,160               182,666
CELLULAR TELECOMMUNICATIONS (1.40%)
 Sprint /1/                                             2,170                55,617
COMMERCIAL SERVICE-FINANCE (2.12%)
 Paychex                                                2,440                84,326
COMPUTERS (2.40%)
 Sun Microsystems /1/                                   5,560                95,187
COMPUTERS-MEMORY DEVICES (5.31%)
 EMC                                                    3,400               134,640
 Veritas Software /1/                                   1,280                76,301
                                                                            210,941
DATA PROCESSING & MANAGEMENT (2.67%)
 Automatic Data Processing                              1,950               105,788
DIVERSIFIED FINANCIAL SERVICES (4.78%)
 Citigroup                                              3,860               189,719
DIVERSIFIED MANUFACTURING OPERATIONS (5.45%)
 General Electric                                       4,460               216,444
E-COMMERCE/SERVICES (1.19%)
 TMP Worldwide /1/                                        980                47,275
ELECTRONIC COMPONENTS-SEMICONDUCTOR (3.15%)
 Intel                                                  2,140                66,147
 Texas Instruments                                      1,520                58,824
                                                                            124,971
ENTERPRISE SOFTWARE/SERVICE (0.85%)
 BEA Systems /1/                                          830                33,906
FIDUCIARY BANKS (0.86%)
 State Street                                             330                34,247
FINANCE-INVESTMENT BANKER & BROKER (0.52%)
 Morgan Stanley Dean Witter                               330                20,721
FINANCE-MORTGAGE LOAN/BANKER (3.01%)
 Federal National Mortgage Association                  1,490               119,587
FOOD-WHOLESALE/DISTRIBUTION (3.70%)
 Sysco                                                  5,220               146,786
INTERNET SECURITY (1.17%)
 Check Point Software Technologies /1/                    740                46,420
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS (2.65%)
                                                                         $
 Medtronic                                              2,360               105,256
MEDICAL PRODUCTS (3.57%)
 Johnson & Johnson                                      1,470               141,826
MEDICAL-DRUGS (10.91%)
 Bristol-Myers Squibb                                   2,320               129,920
 Pfizer                                                 7,000               303,100
                                                                            433,020
MEDICAL-WHOLESALE DRUG DISTRIBUTION (2.88%)
 Cardinal Health                                        1,695               114,243
MULTI-LINE INSURANCE (4.08%)
 American International Group                           1,980               161,964
MULTIMEDIA (3.59%)
 AOL Time Warner /1/                                    2,820               142,410
NETWORKING PRODUCTS (3.03%)
 Cisco Systems /1/                                      7,080               120,218
REGIONAL BANKS (2.28%)
 Fifth Third Bancorp                                    1,680                90,317
RETAIL-BEDDING (5.31%)
 Bed Bath & Beyond /1/                                  7,440               210,701
RETAIL-BUILDING PRODUCTS (1.08%)
 Home Depot                                               910                42,861
RETAIL-REGIONAL DEPARTMENT STORE (3.81%)
 Kohls /1/                                              2,480               151,429
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (5.16%)
 Linear Technology                                      1,580                75,903
 Maxim Integrated Products /1/                          2,520               128,772
                                                                            204,675
TELECOM EQUIPMENT FIBER OPTICS (0.59%)
 JDS Uniphase /1/                                       1,090                23,315
TELECOMMUNICATION EQUIPMENT (4.03%)
 ADC Telecommunications /1/                             2,050                15,396
 Comverse Technology /1/                                1,390                95,215
 Tellabs /1/                                            1,410                49,505
                                                                            160,116
TELEPHONE-INTEGRATED (1.73%)
 BellSouth                                              1,640                68,814
                                         TOTAL COMMON STOCKS              3,910,835

                                                   Principal
                                                     Amount                Value
------------------------------------------------------------------------------------------
FEDERAL AGENCY SHORT-TERM OBLIGATION (0.69%)
FINANCE-MORTGAGE LOAN/BANKER (0.69%)
 Investment in Joint Trading Account;
  Federal Home Loan Mortgage                       10,000,000
                                                   $                     $
  4.50%; 05/01/01                                      27,476                27,476
                  TOTAL FEDERAL AGENCY SHORT-TERM OBLIGATION                 27,476
                                                                         ----------

                        TOTAL PORTFOLIO INVESTMENTS (99.20%)              3,938,311
CASH AND RECEIVABLES, NET OF LIABILITIES
 (0.80%)                                                                     31,690
                                  TOTAL NET ASSETS (100.00%)             $3,970,001
                                                                         ------------

See accompanying notes.

                              LARGECAP GROWTH FUND

                           APRIL 30, 2001 (UNAUDITED)

/1 /Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                          LARGECAP S&P 500 INDEX FUND

                           APRIL 30, 2001 (UNAUDITED)

                                                    Shares
                                                     Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (93.54%)
ADVERTISING AGENCIES (0.20%)
                                                                      $
 Interpublic Group                                     126                4,278
 Omnicom Group                                          72                6,325
                                                                         10,603
AEROSPACE & DEFENSE (0.52%)
 Boeing                                                342               21,136
 Northrop Grumman                                       29                2,617
 Raytheon                                              139                4,105
                                                                         27,858
AEROSPACE & DEFENSE EQUIPMENT (0.54%)
 B.F. Goodrich                                          41                1,615
 General Dynamics                                       81                6,244
 Lockheed Martin                                       175                6,153
 United Technologies                                   192               14,991
                                                                         29,003
AIRLINES (0.20%)
 AMR                                                    61                2,325
 Delta Air Lines                                        50                2,202
 Southwest Airlines                                    306                5,572
 US Airways Group                                       27                  753
                                                                         10,852
APPAREL MANUFACTURERS (0.05%)
 Liz Claiborne                                          21                1,032
 VF                                                     47                1,908
                                                                          2,940
APPLIANCES (0.05%)
 Maytag                                                 31                1,077
 Whirlpool                                              27                1,506
                                                                          2,583
APPLICATIONS SOFTWARE (3.08%)
 Citrix Systems /1/                                     76                2,158
 Compuware /1/                                         149                1,532
 Intuit /1/                                             85                2,723
 Mercury Interactive /1/                                32                2,117
 Microsoft /1/                                       2,186              148,102
 Parametric Technology /1/                             111                1,265
 Siebel Systems /1/                                    176                8,022
                                                                        165,919
ATHLETIC FOOTWEAR (0.10%)
 Nike                                                  110                4,599
 Reebok International                                   23                  590
                                                                          5,189
AUTO-CARS & LIGHT TRUCKS (0.64%)
 Ford Motor                                            760               22,405
 General Motors                                        224               12,277
                                                                         34,682
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.04%)
 Navistar International                                 24                  620
 Paccar                                                 31                1,504
                                                                          2,124
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.14%)
 Dana                                                   61                1,198
 Delphi Automotive Systems                             229                3,412
 TRW                                                    50                1,923
                                                    Shares
                                                     Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (CONTINUED)
                                                                      $
 Visteon                                                53                  876
                                                                          7,409
BEVERAGES-NON-ALCOHOLIC (1.41%)
 Coca-Cola                                           1,017               46,975
 Coca-Cola Enterprises                                 171                3,100
 Pepsico                                               592               25,936
                                                                         76,011
BEVERAGES-WINE & SPIRITS (0.03%)
 Brown-Forman                                           28                1,702
BREWERY (0.29%)
 Adolph Coors                                           15                  780
 Anheuser-Busch                                        369               14,756
                                                                         15,536
BROADCASTING SERVICES & PROGRAMMING (0.25%)
 Clear Channel Communications /1/                      240               13,392
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.11%)
 Masco                                                 182                4,186
 Vulcan Materials                                       41                1,895
                                                                          6,081
BUILDING-MAINTENANCE & SERVICE (0.04%)
 Ecolab                                                 52                1,967
BUILDING-RESIDENTIAL & COMMERCIAL (0.04%)
 Centex                                                 24                1,036
 KB Home                                                19                  574
 Pulte                                                  16                  748
                                                                          2,358
CABLE TV (0.31%)
 Comcast                                               385               16,905
CASINO HOTELS (0.03%)
 Harrah's Entertainment /1/                             47                1,622
CELLULAR TELECOMMUNICATIONS (0.27%)
 Nextel Communications /1/                             312                5,070
 Sprint /1/                                            381                9,765
                                                                         14,835
CHEMICALS-DIVERSIFIED (0.72%)
 Dow Chemical                                          366               12,243
 E.I. Du Pont de Nemours                               428               19,341
 Hercules                                               44                  526
 PPG Industries                                         68                3,614
 Rohm & Haas                                            88                3,025
                                                                         38,749
CHEMICALS-SPECIALTY (0.12%)
 Ashland                                                28                1,206
 Eastman Chemical                                       31                1,650
 Engelhard                                              52                1,337
 Great Lakes Chemical                                   21                  660
 Sigma-Aldrich                                          33                1,519
                                                                          6,372
                                                    Shares
                                                     Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CIRCUIT BOARDS (0.04%)
                                                                      $
 Jabil Circuit /1/                                      80                2,323
COATINGS & PAINT (0.03%)
 Sherwin-Williams                                       66                1,385
COMMERCIAL BANKS (0.33%)
 Amsouth Bancorp.                                      154                2,641
 BB&T                                                  164                5,809
 Regions Financial                                      89                2,710
 SouthTrust                                             69                3,281
 Synovus Financial                                     116                3,338
                                                                         17,779
COMMERCIAL SERVICE-FINANCE (0.30%)
 Concord EFS /1/                                        93                4,329
 Deluxe                                                 29                  754
 Equifax                                                58                1,918
 H&R Block                                              37                2,035
 Moody's                                                66                2,072
 Paychex                                               152                5,253
                                                                         16,361
COMMERCIAL SERVICES (0.06%)
 Convergys /1/                                          63                2,299
 Quintiles Transnational /1/                            47                  966
                                                                          3,265
COMPUTER AIDED DESIGN (0.01%)
 Autodesk                                               23                  802
COMPUTER SERVICES (0.30%)
 Computer Sciences /1/                                  69                2,458
 Electronic Data Systems                               191               12,320
 Unisys                                                128                1,541
                                                                         16,319
COMPUTERS (3.26%)
 Apple Computer                                        142                3,620
 Compaq Computer                                       691               12,092
 Dell Computer /1/                                   1,062               27,920
 Gateway /1/                                           132                2,508
 Hewlett-Packard                                       791               22,488
 International Business Machines                       718               82,671
 Palm /1/                                              232                1,858
 Sun Microsystems /1/                                1,335               22,855
                                                                        176,012
COMPUTERS-INTEGRATED SYSTEMS (0.03%)
 NCR /1/                                                39                1,833
COMPUTERS-MEMORY DEVICES (0.84%)
 EMC                                                   895               35,442
 Veritas Software /1/                                  167                9,955
                                                                         45,397
COMPUTERS-PERIPHERAL EQUIPMENT (0.06%)
 Lexmark International /1/                              52                3,194
                                                    Shares
                                                     Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONSUMER PRODUCTS-MISCELLANEOUS (0.11%)
                                                                      $
 American Greetings                                     26                  299
 Clorox                                                 96                3,056
 Fortune Brands                                         64                1,994
 Tupperware                                             23                  506
                                                                          5,855
CONTAINERS-METAL & GLASS (0.01%)
 Ball                                                   11                  506
CONTAINERS-PAPER & PLASTIC (0.06%)
 Bemis                                                  21                  790
 Pactiv /1/                                             69                  965
 Sealed Air /1/                                         34                1,319
                                                                          3,074
COSMETICS & TOILETRIES (1.42%)
 Alberto-Culver                                         22                  896
 Avon Products                                          97                4,105
 Colgate-Palmolive                                     235               13,125
 Gillette                                              432               12,251
 International Flavors & Fragrances                     41                1,014
 Kimberly-Clark                                        218               12,949
 Procter & Gamble                                      533               32,007
                                                                         76,347
CRUISE LINES (0.12%)
 Carnival                                              242                6,413
DATA PROCESSING & MANAGEMENT (0.52%)
 Automatic Data Processing                             259               14,051
 eFunds /1/                                              1                   19
 First Data                                            161               10,858
 Fiserv /1/                                             53                2,933
                                                                         27,861
DISPOSABLE MEDICAL PRODUCTS (0.02%)
 C.R. Bard                                              20                  880
DISTRIBUTION/WHOLESALE (0.06%)
 Genuine Parts                                          71                1,917
 W.W. Grainger                                          38                1,474
                                                                          3,391
DIVERSIFIED FINANCIAL SERVICES (1.87%)
 Citigroup                                           2,056              101,052
DIVERSIFIED MANUFACTURING OPERATIONS (5.41%)
 Cooper Industries                                      38                1,420
 Crane                                                  24                  675
 Danaher                                                58                3,249
 Eaton                                                  29                2,135
 FMC                                                    12                  860
 General Electric                                    4,059              196,983
 Honeywell International                               329               16,081
 Illinois Tool Works                                   123                7,796
 ITT Industries                                         36                1,586
 Minnesota Mining & Manufacturing                      162               19,280
 National Service Industries                            16                  386
 Textron                                                58                3,075
                                                    Shares
                                                     Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
                                                                      $
 Tyco International                                    718               38,320
                                                                        291,846
DIVERSIFIED OPERATORS/COMMERCIAL SERVICE (0.10%)
 Cendant /1/                                           315                5,588
DRUG DELIVERY SYSTEMS (0.08%)
 Alza /1/                                               94                4,298
E-SERVICES/CONSULTING (0.01%)
 Sapient /1/                                            48                  646
ELECTRIC PRODUCTS-MISCELLANEOUS (0.28%)
 Emerson Electric                                      175               11,664
 Molex                                                  80                3,231
                                                                         14,895
ELECTRIC-GENERATION (0.18%)
 AES                                                   200                9,534
ELECTRIC-INTEGRATED (1.98%)
 Allegheny Energy                                       45                2,302
 Ameren                                                 56                2,350
 American Electric Power                               132                6,513
 Cinergy                                                65                2,254
 CMS Energy                                             53                1,659
 Consolidated Edison                                    87                3,255
 Constellation Energy Group                             61                2,912
 Dominion Resources                                     97                6,644
 DTE Energy                                             58                2,431
 Duke Energy                                           314               14,683
 Edison International                                  133                1,310
 Entergy                                                91                3,685
 Exelon                                                130                8,976
 FirstEnergy                                            93                2,818
 FPL Group                                              71                4,253
 GPU                                                    49                1,632
 Niagara Mohawk Holdings                                65                1,093
 NiSource                                               83                2,471
 PG&E                                                  158                1,417
 Pinnacle West Capital                                  34                1,706
 PPL                                                    59                3,245
 Progress Energy                                        84                3,716
 Public Service Enterprise Group                        88                4,087
 Reliant Energy                                        120                5,946
 Southern                                              276                6,456
 TXU                                                   105                4,616
 XCEL Energy                                           139                4,337
                                                                        106,767
ELECTRICAL COMPONENTS & EQUIPMENT (0.01%)
 Power-One /1/                                          30                  525
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.19%)
 Sanmina /1/                                           124                3,615
 Solectron /1/                                         261                6,642
                                                                         10,257
                                                    Shares
                                                     Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.83%)
                                                                      $
 Advanced Micro Devices /1/                            127                3,937
 Altera /1/                                            163                4,122
 Applied Micro Circuits /1/                            126                3,278
 Broadcom /1/                                          100                4,156
 Conexant Systems /1/                                   93                1,000
 Intel                                               2,757               85,219
 LSI Logic /1/                                         127                2,600
 Micron Technology                                     242               10,982
 National Semiconductor /1/                             72                2,074
 QLogic /1/                                             35                1,501
 Texas Instruments                                     709               27,438
 Xilinx /1/                                            134                6,361
                                                                        152,668
ELECTRONIC CONNECTORS (0.01%)
 Thomas & Betts                                         23                  475
ELECTRONIC FORMS (0.08%)
 Adobe Systems                                          98                4,402
ELECTRONIC MEASUREMENT INSTRUMENTS (0.15%)
 Agilent Technologies /1/                              186                7,256
 Tektronix                                              39                  944
                                                                          8,200
ENGINEERING/RESEARCH & DEVELOPMENT SERVICES (0.03%)
 Fluor                                                  31                1,634
ENGINES-INTERNAL COMBUSTION (0.01%)
 Cummins Engine                                         17                  704
ENTERPRISE SOFTWARE/SERVICE (0.96%)
 BMC Software /1/                                      101                2,443
 Computer Associates International                     236                7,597
 Novell /1/                                            133                  636
 Oracle /1/                                          2,290               37,006
 Peoplesoft /1/                                        114                4,223
                                                                         51,905
FIDUCIARY BANKS (0.67%)
 Bank of New York                                      303               15,211
 Mellon Financial                                      200                8,186
 Northern Trust                                         91                5,918
 State Street                                           66                6,849
                                                                         36,164
FILTRATION & SEPARATION PRODUCTS (0.02%)
 Pall                                                   50                1,174
FINANCE-COMMERCIAL (0.07%)
 CIT Group                                             107                3,927
FINANCE-CONSUMER LOANS (0.32%)
 Household International                               194               12,420
 USA Education                                          66                4,693
                                                                         17,113
FINANCE-CREDIT CARD (0.87%)
 American Express                                      547               23,214
                                                    Shares
                                                     Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-CREDIT CARD (CONTINUED)
                                                                      $
 Capital One Financial                                  80                5,029
 MBNA                                                  349               12,442
 Providian Financial                                   117                6,236
                                                                         46,921
FINANCE-INVESTMENT BANKER & BROKER (1.09%)
 Bear Stearns                                           44                2,213
 Lehman Brothers Holdings                              103                7,493
 Merrill Lynch                                         331               20,423
 Morgan Stanley Dean Witter                            457               28,695
                                                                         58,824
FINANCE-MORTGAGE LOAN/BANKER (1.00%)
 Countrywide Credit Industries                          46                1,963
 Federal Home Loan Mortgage                            285               18,753
 Federal National Mortgage Association                 413               33,147
                                                                         53,863
FINANCIAL GUARANTEE INSURANCE (0.15%)
 AMBAC Financial Group                                  43                2,314
 MBIA                                                   60                2,871
 MGIC Investment                                        43                2,794
                                                                          7,979
FOOD (0.06%)
 Archer-Daniels-Midland                                259                3,085
FOOD-CONFECTIONERY (0.15%)
 Hershey Foods                                          56                3,383
 Wm. Wrigley Jr.                                        92                4,444
                                                                          7,827
FOOD-MISCELLANEOUS/DIVERSIFIED (0.98%)
 Campbell Soup                                         172                5,236
 Conagra Foods                                         218                4,537
 General Mills                                         117                4,611
 H.J. Heinz                                            142                5,559
 Kellogg                                               166                4,233
 Quaker Oats                                            54                5,238
 Ralston Purina Group                                  126                3,829
 Sara Lee                                              339                6,749
 Unilever                                              234               13,132
                                                                         53,124
FOOD-RETAIL (0.48%)
 Albertson's                                           167                5,578
 Kroger                                                339                7,658
 Safeway /1/                                           204               11,077
 Winn-Dixie Stores                                      57                1,800
                                                                         26,113
FOOD-WHOLESALE/DISTRIBUTION (0.16%)
 Supervalu                                              54                  738
 Sysco                                                 276                7,761
                                                                          8,499
GAS-DISTRIBUTION (0.12%)
 KeySpan                                                55                2,183
 Nicor                                                  18                  705
 Oneok                                                  11                  475
 Peoples Energy                                         14                  557
                                                    Shares
                                                     Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
GAS-DISTRIBUTION (CONTINUED)
                                                                      $
 Sempra Energy                                          83                2,297
                                                                          6,217
GOLD MINING (0.11%)
 Barrick Gold                                          162                2,663
 Homestake Mining                                      108                  673
 Newmont Mining                                         78                1,422
 Placer Dome                                           134                1,356
                                                                          6,114
HEALTH CARE COST CONTAINMENT (0.07%)
 McKesson HBOC                                         116                3,577
HOME DECORATION PRODUCTS (0.05%)
 Newell Rubbermaid                                     109                2,939
HOME FURNISHINGS (0.03%)
 Leggett & Platt                                        80                1,553
HOTELS & MOTELS (0.17%)
 Hilton Hotels                                         151                1,669
 Marriott International                                 98                4,496
 Starwood Hotels & Resorts Worldwide                    79                2,851
                                                                          9,016
HUMAN RESOURCES (0.04%)
 Robert Half International                              72                2,002
IDENTIFICATION SYSTEM/DEVELOPMENT (0.05%)
 Symbol Technologies                                    89                2,788
INDEPENDENT POWER PRODUCER (0.20%)
 Calpine /1/                                           113                6,440
 Mirant /1/                                            109                4,447
                                                                         10,887
INDUSTRIAL AUTOMATION & ROBOTS (0.06%)
 Rockwell International                                 76                3,422
INDUSTRIAL GASES (0.13%)
 Air Products & Chemicals                               94                4,041
 Praxair                                                64                3,029
                                                                          7,070
INSTRUMENTS-CONTROLS (0.12%)
 Johnson Controls                                       35                2,534
 Parker Hannifin                                        45                2,098
 Thermo Electron /1/                                    71                1,871
                                                                          6,503
INSTRUMENTS-SCIENTIFIC (0.10%)
 Applied Biosystems Group                               85                2,725
 Millipore                                              19                1,090
 PerkinElmer                                            20                1,338
                                                                          5,153
INSURANCE BROKERS (0.27%)
 AON                                                   104                3,457
                                                    Shares
                                                     Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSURANCE BROKERS (CONTINUED)
                                                                      $
 Marsh & McLennan                                      113               10,898
                                                                         14,355
INTERNET APPLICATION SOFTWARE (0.01%)
 BroadVision /1/                                       109                  697
INTERNET BROKERS (0.21%)
 Charles Schwab                                        567               11,227
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.16%)
 Franklin Resources                                    100                4,365
 Stilwell Financial                                     92                2,711
 T Rowe Price Group                                     49                1,703
                                                                          8,779
LEISURE & RECREATION PRODUCTS (0.01%)
 Brunswick                                              35                  702
LIFE & HEALTH INSURANCE (0.68%)
 Aflac                                                 216                6,869
 American General                                      206                8,984
 Cigna                                                  62                6,615
 Conseco                                               133                2,531
 Jefferson-Pilot                                        63                2,940
 Lincoln National                                       78                3,600
 Torchmark                                              52                1,970
 UnumProvident                                          98                2,931
                                                                         36,440
LINEN SUPPLY & RELATED ITEMS (0.06%)
 Cintas                                                 69                3,023
MACHINERY-CONSTRUCTION & MINING (0.13%)
 Caterpillar                                           141                7,078
MACHINERY-FARM (0.07%)
 Deere                                                  96                3,943
MACHINERY-GENERAL INDUSTRY (0.12%)
 Dover                                                  83                3,243
 Ingersoll-Rand                                         66                3,102
 McDermott International                                24                  293
                                                                          6,638
MEDICAL INFORMATION SYSTEM (0.06%)
 IMS Health                                            122                3,349
MEDICAL INSTRUMENTS (0.64%)
 Biomet                                                 72                3,077
 Boston Scientific /1/                                 166                2,636
 Guidant                                               126                5,166
 Medtronic                                             492               21,943
 St. Jude Medical                                       34                1,946
                                                                         34,768
MEDICAL PRODUCTS (1.37%)
 Baxter International                                  120               10,938
 Becton Dickinson                                      104                3,365
                                                    Shares
                                                     Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
                                                                      $
 Johnson & Johnson                                     569               54,897
 Stryker                                                80                4,743
                                                                         73,943
MEDICAL-BIOMEDICAL/GENE (0.62%)
 Amgen /1/                                             426               26,046
 Biogen /1/                                             60                3,879
 Chiron /1/                                             78                3,745
                                                                         33,670
MEDICAL-DRUGS (6.78%)
 Abbott Laboratories                                   633               29,359
 Allergan                                               53                4,028
 American Home Products                                537               31,012
 Bristol-Myers Squibb                                  800               44,800
 Eli Lilly                                             463               39,355
 Forest Laboratories /1/                                70                4,280
 King Pharmaceuticals /1/                               68                2,865
 Medimmune /1/                                          86                3,367
 Merck                                                 944               71,716
 Pfizer                                              2,585              111,930
 Schering-Plough                                       598               23,047
                                                                        365,759
MEDICAL-GENERIC DRUGS (0.04%)
 Watson Pharmaceutical /1/                              41                2,042
MEDICAL-HMO (0.25%)
 Aetna /1/                                              57                1,607
 Humana                                                 68                  672
 UnitedHealth Group                                    130                8,512
 Wellpoint Health Networks /1/                          25                2,456
                                                                         13,247
MEDICAL-HOSPITALS (0.27%)
 HCA - The Healthcare Company                          226                8,746
 Tenet Healthcare /1/                                  129                5,759
                                                                         14,505
MEDICAL-NURSING HOMES (0.02%)
 Manor Care /1/                                         41                  951
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.21%)
 Cardinal Health                                       171               11,525
METAL PROCESSORS & FABRICATION (0.02%)
 Timken                                                 24                  411
 Worthington Industries                                 35                  418
                                                                            829
METAL-ALUMINUM (0.38%)
 Alcan                                                 130                5,785
 Alcoa                                                 355               14,697
                                                                         20,482
METAL-COPPER (0.03%)
 Phelps Dodge                                           32                1,432
METAL-DIVERSIFIED (0.04%)
 Freeport-McMoran Copper & Gold                         62                  878
                                                    Shares
                                                     Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL-DIVERSIFIED (CONTINUED)
                                                                      $
 Inco                                                   74                1,342
                                                                          2,220
MONEY CENTER BANKS (1.61%)
 Bank of America                                       666               37,296
 First Union                                           404               12,108
 JP Morgan Chase                                       778               37,304
                                                                         86,708
MOTORCYCLE & MOTOR SCOOTER (0.11%)
 Harley-Davidson                                       124                5,715
MULTI-LINE INSURANCE (2.20%)
 Allstate                                              301               12,567
 American International Group                          954               78,037
 Cincinnati Financial                                   66                2,533
 Hartford Financial Services                            96                5,962
 Loews                                                  80                5,393
 MetLife                                               313                9,077
 Safeco                                                 52                1,388
 St. Paul                                               88                3,969
                                                                        118,926
MULTIMEDIA (3.07%)
 AOL Time Warner /1/                                 1,773               89,536
 Gannett                                               108                6,971
 McGraw-Hill                                            79                5,118
 Meredith                                               20                  755
 Viacom /1/                                            715               37,223
 Walt Disney                                           852               25,773
                                                                        165,376
NETWORKING PRODUCTS (1.28%)
 Adaptec /1/                                            40                  450
 Cabletron Systems /1/                                  75                1,176
 Cisco Systems /1/                                   2,981               50,617
 Lucent Technologies                                 1,394               13,954
 Network Appliance /1/                                 128                2,912
                                                                         69,109
NON-HAZARDOUS WASTE DISPOSAL (0.14%)
 Allied Waste Industries /1/                            80                1,274
 Waste Management                                      255                6,224
                                                                          7,498
OFFICE AUTOMATION & EQUIPMENT (0.12%)
 Pitney Bowes                                          104                3,959
 Xerox                                                 273                2,468
                                                                          6,427
OFFICE SUPPLIES & FORMS (0.05%)
 Avery Dennison                                         45                2,523
OIL & GAS DRILLING (0.27%)
 Nabors Industries /1/                                  59                3,518
 Noble Drilling /1/                                     54                2,619
 Rowan                                                  38                1,261
 Transocean Sedco Forex                                130                7,056
                                                                         14,454
                                                    Shares
                                                     Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (0.41%)
                                                                      $
 Anadarko Petroleum                                    102                6,591
 Apache                                                 50                3,198
 Burlington Resources                                   88                4,154
 Devon Energy                                           52                3,069
 EOG Resources                                          47                2,180
 Kerr-McGee                                             38                2,723
                                                                         21,915
OIL COMPANY-INTEGRATED (4.62%)
 Amerada Hess                                           37                3,238
 Chevron                                               262               25,299
 Conoco                                                255                7,757
 Exxon Mobil                                         1,424              126,166
 Occidental Petroleum                                  151                4,548
 Phillips Petroleum                                    104                6,198
 Royal Dutch Petroleum                                 874               52,029
 Texaco                                                226               16,335
 Unocal                                                 99                3,778
 USX-Marathon Group                                    128                4,091
                                                                        249,439
OIL REFINING & MARKETING (0.07%)
 Sunoco                                                 35                1,331
 Tosco                                                  59                2,717
                                                                          4,048
OIL-FIELD SERVICES (0.53%)
 Baker Hughes                                          135                5,304
 Halliburton                                           182                7,865
 Schlumberger                                          234               15,514
                                                                         28,683
OPTICAL SUPPLIES (0.02%)
 Bausch & Lomb                                          21                  897
PAPER & RELATED PRODUCTS (0.42%)
 Boise Cascade                                          23                  804
 Georgia-Pacific                                        92                2,991
 International Paper                                   198                7,758
 Louisiana-Pacific                                      42                  514
 Mead                                                   42                1,184
 Potlatch                                               11                  385
 Temple-Inland                                          20                1,020
 Westvaco                                               41                1,082
 Weyerhaeuser                                           88                4,975
 Willamette Industries                                  44                2,141
                                                                         22,854
PHARMACEUTICALS (0.51%)
 Pharmacia                                             528               27,593
PHOTO EQUIPMENT & SUPPLIES (0.10%)
 Eastman Kodak                                         123                5,351
PHYSICAL THERAPY & REHABILITATION CENTERS (0.04%)
 Healthsouth /1/                                       158                2,220
PIPELINES (0.96%)
 Dynegy                                                132                7,636
                                                    Shares
                                                     Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PIPELINES (CONTINUED)
                                                                      $
 El Paso                                               203               13,967
 Enron                                                 306               19,192
 Kinder Morgan                                          47                2,759
 Williams                                              198                8,350
                                                                         51,904
POWER CONVERTER & SUPPLY EQUIPMENT (0.02%)
 American Power Conversion /1/                          79                1,118
PRINTING-COMMERCIAL (0.03%)
 R.R. Donnelley & Sons                                  50                1,392
PROPERTY & CASUALTY INSURANCE (0.15%)
 Chubb                                                  71                4,739
 Progressive                                            30                3,504
                                                                          8,243
PUBLICLY TRADED INVESTMENT FUND (8.66%)
 Standard & Poor's 500 Depository Receipts           3,740              467,163
PUBLISHING-NEWSPAPERS (0.21%)
 Dow Jones                                              35                1,900
 Knight Ridder                                          29                1,570
 New York Times                                         68                2,790
 Tribune                                               123                5,183
                                                                         11,443
PUBLISHING-PERIODICALS (0.03%)
 Harcourt General                                       30                1,645
REGIONAL BANKS (2.51%)
 Bank One                                              474               17,903
 Comerica                                               72                3,703
 Fifth Third Bancorp                                   231               12,419
 FleetBoston Financial                                 442               16,959
 Huntington Bancshares                                 103                1,552
 Keycorp                                               176                4,080
 National City                                         249                6,775
 PNC Financial Services Group                          118                7,678
 Suntrust Banks                                        122                7,747
 Union Planters                                         55                2,091
 US Bancorp                                            789               16,711
 Wachovia                                               85                5,168
 Wells Fargo                                           699               32,832
                                                                        135,618
RETAIL-APPAREL & SHOE (0.25%)
 Gap                                                   349                9,671
 Limited                                               177                2,995
 Nordstrom                                              53                  974
                                                                         13,640
RETAIL-AUTO PARTS (0.03%)
 Autozone /1/                                           46                1,442
RETAIL-BEDDING (0.06%)
 Bed Bath & Beyond /1/                                 116                3,285
                                                    Shares
                                                     Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-BUILDING PRODUCTS (1.01%)
                                                                      $
 Home Depot                                            951               44,792
 Lowe's                                                157                9,891
                                                                         54,683
RETAIL-CONSUMER ELECTRONICS (0.15%)
 Best Buy /1/                                           84                4,624
 Circuit City Stores                                    84                1,264
 RadioShack                                             76                2,328
                                                                          8,216
RETAIL-DISCOUNT (2.29%)
 Consolidated Stores /1/                                45                  495
 Costco Wholesale                                      183                6,392
 Dollar General                                        134                2,211
 K Mart                                                197                1,970
 Target                                                367               14,111
 TJX                                                   115                3,603
 Wal-Mart Stores                                     1,829               94,633
                                                                        123,415
RETAIL-DRUG STORE (0.51%)
 CVS                                                   160                9,432
 Longs Drug Stores                                      15                  445
 Walgreen                                              414               17,711
                                                                         27,588
RETAIL-JEWELRY (0.04%)
 Tiffany                                                59                1,913
RETAIL-MAJOR DEPARTMENT STORE (0.22%)
 J.C. Penney                                           107                2,168
 May Department Stores                                 122                4,545
 Sears, Roebuck                                        137                5,048
                                                                         11,761
RETAIL-OFFICE SUPPLIES (0.08%)
 Office Depot /1/                                      125                1,188
 Staples /1/                                           186                3,026
                                                                          4,214
RETAIL-REGIONAL DEPARTMENT STORE (0.23%)
 Dillards                                               38                  644
 Federated Department Stores /1/                        81                3,481
 Kohls /1/                                             135                8,243
                                                                         12,368
RETAIL-RESTAURANTS (0.42%)
 Darden Restaurants                                     50                1,366
 McDonald's                                            538               14,795
 Starbucks /1/                                         152                2,941
 Tricon Global Restaurants /1/                          59                2,644
 Wendy's International                                  46                1,165
                                                                         22,911
RETAIL-TOY STORE (0.04%)
 Toys R Us /1/                                          83                2,058
RUBBER-TIRES (0.04%)
 Cooper Tire & Rubber                                   29                  349
 Goodyear Tire & Rubber                                 64                1,583
                                                                          1,932
                                                    Shares
                                                     Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS/THRIFTS (0.34%)
                                                                      $
 Charter One Financial                                  86                2,520
 Golden West Financial                                  64                3,757
 Washington Mutual                                     237               11,833
                                                                         18,110
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.40%)
 Analog Devices /1/                                    145                6,860
 Linear Technology                                     130                6,245
 Maxim Integrated Products /1/                         116                5,928
 Vitesse Semiconductor /1/                              77                2,610
                                                                         21,643
SEMICONDUCTOR EQUIPMENT (0.52%)
 Applied Materials /1/                                 333               18,182
 Kla-Tencor /1/                                         76                4,177
 Novellus Systems /1/                                   57                3,144
 Teradyne /1/                                           71                2,804
                                                                         28,307
STEEL-PRODUCERS (0.04%)
 Nucor                                                  33                1,674
 USX-U.S. Steel Group                                   36                  663
                                                                          2,337
STEEL-SPECIALTY (0.01%)
 Allegheny Technologies                                 33                  602
TELECOM EQUIPMENT FIBER OPTICS (0.36%)
 Corning                                               376                8,260
 JDS Uniphase /1/                                      533               11,401
 Williams Communications Group /1/                       1                    4
                                                                         19,665
TELECOMMUNICATION EQUIPMENT (1.02%)
 ADC Telecommunications /1/                            317                2,381
 Andrew /1/                                             33                  578
 Comverse Technology /1/                                67                4,590
 Nortel Networks                                     1,304               19,951
 Qualcomm /1/                                          309               17,724
 Scientific-Atlanta                                     65                3,752
 Tellabs /1/                                           168                5,899
                                                                         54,875
TELECOMMUNICATION SERVICES (0.12%)
 Avaya /1/                                             114                1,686
 Global Crossing /1/                                   361                4,523
                                                                          6,209
TELEPHONE-INTEGRATED (4.67%)
 Alltel                                                129                7,045
 AT&T                                                1,542               34,356
 BellSouth                                             769               32,268
 CenturyTel                                             57                1,549
 Citizens Communications                               112                1,288
 Qwest Communications International /1/                678               27,730
 SBC Communications                                  1,387               57,215
 Sprint                                                363                7,761
 Verizon Communications                              1,107               60,963
 WorldCom /1/                                        1,179               21,517
                                                                        251,692
                                                    Shares
                                                     Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEVISION (0.07%)
                                                                      $
 Univision Communications /1/                           85                3,715
TOBACCO (0.88%)
 Philip Morris                                         909               45,550
 UST                                                    66                1,987
                                                                         47,537
TOOLS-HAND HELD (0.06%)
 Black & Decker                                         34                1,355
 Snap-On                                                24                  696
 Stanley Works                                          35                1,269
                                                                          3,320
TOYS (0.07%)
 Hasbro                                                 70                  858
 Mattel                                                175                2,826
                                                                          3,684
TRANSPORT-RAIL (0.31%)
 Burlington Northern Santa Fe                          161                4,734
 CSX                                                    89                3,121
 Norfolk Southern                                      157                3,099
 Union Pacific                                         101                5,746
                                                                         16,700
TRANSPORT-SERVICES (0.10%)
 FedEx /1/                                             122                5,133
TRAVEL SERVICES (0.05%)
 Sabre Holdings /1/                                     53                2,643
TRUCKING & LEASING (0.01%)
 Ryder System                                           24                  477
WEB PORTALS (0.08%)
 Yahoo /1/                                             225                4,541
WIRELESS EQUIPMENT (0.26%)
 Motorola                                              895               13,917
                                      TOTAL COMMON STOCKS             5,045,338


See accompanying notes.

                          LARGECAP S&P 500 INDEX FUND

                           APRIL 30, 2001 (UNAUDITED)
See accompanying notes.

                          LARGECAP S&P 500 INDEX FUND

                           APRIL 30, 2001 (UNAUDITED)

See accompanying notes.

                          LARGECAP S&P 500 INDEX FUND

                           APRIL 30, 2001 (UNAUDITED)
See accompanying notes.

                          LARGECAP S&P 500 INDEX FUND

                           APRIL 30, 2001 (UNAUDITED)

See accompanying notes.

                          LARGECAP S&P 500 INDEX FUND

                           APRIL 30, 2001 (UNAUDITED)
See accompanying notes.

                          LARGECAP S&P 500 INDEX FUND

                           APRIL 30, 2001 (UNAUDITED)

See accompanying notes.

                          LARGECAP S&P 500 INDEX FUND

                           APRIL 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------------



                                                                     ----------




                                                                     ------------

See accompanying notes.

                          LARGECAP S&P 500 INDEX FUND

                           APRIL 30, 2001 (UNAUDITED)

/1 /Non-income producing security

See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                              LARGECAP VALUE FUND

                           APRIL 30, 2001 (UNAUDITED)

                                               Shares
                                                Held                 Value
------------------------------------------------------------------------------------
COMMON STOCKS (95.92%)
AEROSPACE & DEFENSE (2.31%)
                                                                   $
 Boeing                                           2,120               131,016
 Raytheon                                         1,220                35,929
                                                                      166,945
AEROSPACE & DEFENSE EQUIPMENT (1.19%)
 United Technologies                              1,100                85,888
AIRLINES (1.32%)
 Northwest Airlines /1/                           1,550                38,735
 Southwest Airlines                               3,120                56,815
                                                                       95,550
APPAREL MANUFACTURERS (1.59%)
 Jones Apparel Group /1/                            900                35,766
 Liz Claiborne                                    1,610                79,148
                                                                      114,914
BEVERAGES-NON-ALCOHOLIC (2.62%)
 Pepsi Bottling Group                             1,030                41,220
 Pepsico                                          3,390               148,516
                                                                      189,736
BROADCASTING SERVICES & PROGRAMMING (0.92%)
 AT&T - Liberty Media /1/                         4,170                66,720
CASINO HOTELS (0.50%)
 MGM Mirage                                       1,210                36,385
CASINO SERVICES (0.63%)
 International Game Technology                      810                45,303
CHEMICALS-DIVERSIFIED (1.00%)
 E.I. Du Pont de Nemours                          1,600                72,304
CHEMICALS-SPECIALTY (0.53%)
 Engelhard                                        1,500                38,565
COMPUTER SERVICES (0.73%)
 Electronic Data Systems                            820                52,890
COMPUTERS (0.73%)
 Compaq Computer                                  3,000                52,500
COMPUTERS-MEMORY DEVICES (0.49%)
 Veritas Software /1/                               600                35,766
COSMETICS & TOILETRIES (0.87%)
 Avon Products                                      500                21,160
 Procter & Gamble                                   700                42,035
                                                                       63,195
DATA PROCESSING & MANAGEMENT (1.65%)
 First Data                                       1,500               101,160
 Informix /1/                                     3,700                18,500
                                                                      119,660
                                               Shares
                                                Held                 Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DISTRIBUTION/WHOLESALE (0.40%)
                                                                   $
 Tech Data /1/                                      830                28,934
DIVERSIFIED FINANCIAL SERVICES (4.32%)
 Citigroup                                        6,360               312,594
DIVERSIFIED MANUFACTURING OPERATIONS (2.35%)
 Danaher                                          1,500                84,015
 FMC                                              1,200                86,028
                                                                      170,043
ELECTRIC-INTEGRATED (5.89%)
 Duke Energy                                      5,140               240,346
 Entergy                                          1,010                40,905
 Reliant Energy                                   2,920               144,686
                                                                      425,937
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.39%)
 Advanced Micro Devices /1/                         900                27,900
ELECTRONICS-MILITARY (0.40%)
 L-3 Communications Holdings /1/                    370                28,583
ENTERPRISE SOFTWARE/SERVICE (0.28%)
 Sybase /1/                                       1,300                20,475
FIDUCIARY BANKS (1.94%)
 Bank of New York                                 1,500                75,300
 Northern Trust                                   1,000                65,030
                                                                      140,330
FINANCE-CREDIT CARD (0.35%)
 Capital One Financial                              400                25,144
FINANCE-INVESTMENT BANKER & BROKER (4.08%)
 Lehman Brothers Holdings                         1,000                72,750
 Merrill Lynch                                    2,230               137,591
 Morgan Stanley Dean Witter                       1,350                84,766
                                                                      295,107
FINANCE-MORTGAGE LOAN/BANKER (1.67%)
 Federal National Mortgage Association            1,500               120,390
FOOD-RETAIL (0.25%)
 Kroger                                             800                18,072
FOOD-WHOLESALE/DISTRIBUTION (2.18%)
 Sysco                                            5,600               157,472
FORESTRY (0.78%)
 Georgia-Pacific                                  1,900                56,259
HOTELS & MOTELS (0.61%)
 Starwood Hotels & Resorts Worldwide              1,230                44,391
LIFE & HEALTH INSURANCE (5.10%)
 American General                                 2,700               117,747
 Cigna                                              520                55,484
                                               Shares
                                                Held                 Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (CONTINUED)
                                                                   $
 Lincoln National                                 2,700               124,632
 Reinsurance Group of America                     2,100                70,770
                                                                      368,633
MEDICAL PRODUCTS (2.40%)
 Johnson & Johnson                                1,800               173,664
MEDICAL-DRUGS (3.13%)
 Bristol-Myers Squibb                             1,600                89,600
 Merck                                            1,800               136,746
                                                                      226,346
MEDICAL-HMO (0.75%)
 Wellpoint Health Networks /1/                      550                54,038
MEDICAL-HOSPITALS (2.33%)
 HCA - The Healthcare Company                     1,260                48,762
 Tenet Healthcare /1/                             2,080                92,851
 Universal Health Services                          300                26,928
                                                                      168,541
METAL-ALUMINUM (1.26%)
 Alcoa                                            2,200                91,080
MISCELLANEOUS INVESTING (0.41%)
 Host Marriott                                    2,300                29,647
MULTI-LINE INSURANCE (4.66%)
 Allstate                                         3,040               126,920
 American International Group                       520                42,536
 Hartford Financial Services                        700                43,470
 Loews                                            1,240                83,588
 St. Paul                                           890                40,139
                                                                      336,653
MULTIMEDIA (2.61%)
 Walt Disney                                      6,240               188,760
OIL COMPANY-EXPLORATION & PRODUCTION (1.44%)
 Devon Energy                                       430                25,374
 Kerr-McGee                                       1,100                78,815
                                                                      104,189
OIL COMPANY-INTEGRATED (6.75%)
 Amerada Hess                                     2,560               224,000
 Exxon Mobil                                      2,510               222,386
 Phillips Petroleum                                 700                41,720
                                                                      488,106
OIL REFINING & MARKETING (0.77%)
 Valero Energy                                    1,150                55,384
PUBLISHING-PERIODICALS (0.76%)
 Harcourt General                                 1,000                54,820
REGIONAL BANKS (2.64%)
 Comerica                                         1,200                61,716
 FleetBoston Financial                            2,700               103,599
                                               Shares
                                                Held                 Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
                                                                   $
 US Bancorp                                       1,200                25,416
                                                                      190,731
RETAIL-MAJOR DEPARTMENT STORE (2.25%)
 May Department Stores                            2,870               106,907
 Sears, Roebuck                                   1,520                56,012
                                                                      162,919
RETAIL-RESTAURANTS (0.72%)
 Brinker International /1/                          920                26,404
 Darden Restaurants                                 950                25,945
                                                                       52,349
SAVINGS & LOANS/THRIFTS (1.73%)
 Washington Mutual                                2,500               124,825
TELECOMMUNICATION EQUIPMENT (0.62%)
 UTStarcom /1/                                    1,800                44,928
TELEPHONE-INTEGRATED (8.91%)
 AT&T                                             1,230                27,404
 BellSouth                                        3,500               146,860
 Qwest Communications International
  /1/                                             2,230                91,207
 SBC Communications                               4,670               192,637
 Verizon Communications                           3,380               186,137
                                                                      644,245
TOBACCO (3.71%)
 Philip Morris                                    4,530               226,998
 RJ Reynolds Tobacco Holdings                       710                41,585
                                                                      268,583
                                   TOTAL COMMON STOCKS              6,936,393

                                             Principal
                                               Amount                Value
------------------------------------------------------------------------------------
FEDERAL AGENCY SHORT-TERM OBLIGATION (3.54%)
FINANCE-MORTGAGE LOAN/BANKER (3.54%)
 Investment in Joint Trading Account;
  Federal Home Loan Mortgage                 10,000,000
                                             $                     $
  4.50%; 05/01/01                               255,802               255,802
            TOTAL FEDERAL AGENCY SHORT-TERM OBLIGATION                255,802
                                                                   ----------

                  TOTAL PORTFOLIO INVESTMENTS (99.46%)              7,192,195
CASH AND RECEIVABLES, NET OF
 LIABILITIES (0.54%)                                                   38,694
                            TOTAL NET ASSETS (100.00%)             $7,230,889
                                                                   ------------

See accompanying notes.

                              LARGECAP VALUE FUND

                           APRIL 30, 2001 (UNAUDITED)

See accompanying notes.

                               LIFETIME 2010 FUND

                           APRIL 30, 2001 (UNAUDITED)

                                               Shares
                                                Held              Value
-------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.99%)
PRINCIPAL INVESTORS FUND, INC.
                                                                 $
 Bond & Mortgage Securities Fund                1,338             13,779
 Government Securities Fund                       902              9,214
 High Quality Short-Term Bond Fund                753              7,721
 International Fund I                             428              3,973
 LargeCap Growth Fund                             399              2,986
 LargeCap Value Fund                              353              3,662
 Partners LargeCap Growth Fund I                  233              2,016
 Partners LargeCap Value Fund                     332              3,635
 Partners SmallCap Growth Fund I                  121              1,025
 SmallCap Growth Fund                             114              1,035
 SmallCap Value Fund                              193              2,146
                                                                  51,192
                          TOTAL INVESTMENT COMPANIES              51,192
                                                                 -------

                TOTAL PORTFOLIO INVESTMENTS (99.99%)              51,192
CASH AND RECEIVABLES, NET OF LIABILITIES
 (0.01%)                                                               4
                          TOTAL NET ASSETS (100.00%)             $51,196
                                                                 ---------



See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                               LIFETIME 2020 FUND

                           APRIL 30, 2001 (UNAUDITED)

                                               Shares
                                                Held              Value
-------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.99%)
PRINCIPAL INVESTORS FUND, INC. (99.99%)
                                                                 $
 Bond & Mortgage Securities Fund                1,486             15,310
 Government Securities Fund                     1,003             10,237
 International Emerging Markets Fund              100                998
 International Fund I                             428              3,973
 LargeCap Growth Fund                             466              3,484
 LargeCap Value Fund                              454              4,708
 Partners LargeCap Growth Fund I                  350              3,024
 Partners LargeCap Value Fund                     379              4,154
 Partners SmallCap Growth Fund I                  151              1,282
 SmallCap Growth Fund                             143              1,294
 SmallCap Value Fund                              241              2,682
                                                                  51,146
                          TOTAL INVESTMENT COMPANIES              51,146
                                                                 -------

                TOTAL PORTFOLIO INVESTMENTS (99.99%)              51,146
CASH AND RECEIVABLES, NET OF LIABILITIES
 (0.01%)                                                               5
                          TOTAL NET ASSETS (100.00%)             $51,151
                                                                 ---------

See accompanying notes.

                               LIFETIME 2030 FUND

                           APRIL 30, 2001 (UNAUDITED)

                                               Shares
                                                Held              Value
-------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.99%)
PRINCIPAL INVESTORS FUND, INC. (99.99%)
                                                                 $
 Bond & Mortgage Securities Fund                1,189             12,248
 Government Securities Fund                       802              8,190
 International Emerging Markets Fund              100                998
 International Fund I                             535              4,967
 LargeCap Growth Fund                             532              3,981
 LargeCap Value Fund                              504              5,231
 Partners LargeCap Growth Fund I                  408              3,528
 Partners LargeCap Value Fund                     521              5,712
 Partners SmallCap Growth Fund I                  181              1,538
 SmallCap Growth Fund                             171              1,553
 SmallCap Value Fund                              289              3,218
                                                                  51,164
                          TOTAL INVESTMENT COMPANIES              51,164
                                                                 -------

                TOTAL PORTFOLIO INVESTMENTS (99.99%)              51,164
CASH AND RECEIVABLES, NET OF LIABILITIES
 (0.01%)                                                               5
                          TOTAL NET ASSETS (100.00%)             $51,169
                                                                 ---------



See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                               LIFETIME 2040 FUND

                           APRIL 30, 2001 (UNAUDITED)

                                                Shares
                                                 Held             Value
-------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.99%)
PRINCIPAL INVESTORS FUND, INC. (99.99%)
                                                                 $
 Bond & Mortgage Securities Fund                  892              9,186
 Government Securities Fund                       602              6,142
 International Emerging Markets Fund              100                998
 International Fund I                             535              4,967
 International SmallCap Fund                      107                991
 LargeCap Growth Fund                             599              4,479
 LargeCap Value Fund                              605              6,278
 Partners LargeCap Growth Fund I                  524              4,536
 Partners LargeCap Value Fund                     569              6,232
 Partners SmallCap Growth Fund I                  212              1,794
 SmallCap Growth Fund                             200              1,811
 SmallCap Value Fund                              337              3,755
                                                                  51,169

                          TOTAL INVESTMENT COMPANIES              51,169
                                                                 -------

                TOTAL PORTFOLIO INVESTMENTS (99.99%)              51,169
CASH AND RECEIVABLES, NET OF LIABILITIES
 (0.01%)                                                               5
                          TOTAL NET ASSETS (100.00%)             $51,174
                                                                 ---------

See accompanying notes.

                               LIFETIME 2050 FUND

                           APRIL 30, 2001 (UNAUDITED)

                                                Shares
                                                 Held             Value
-------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.99%)
PRINCIPAL INVESTORS FUND, INC. (99.99%)
 Bond & Mortgage Securities Fund                  595            $ 6,124
 Government Securities Fund                       401              4,095
 International Emerging Markets Fund              149              1,497
 International Fund I                             535              4,967
 International SmallCap Fund                      161              1,487
 LargeCap Growth Fund                             665              4,977
 LargeCap Value Fund                              706              7,324
 Partners LargeCap Growth Fund I                  583              5,040
 Partners LargeCap Value Fund                     663              7,270
 Partners SmallCap Growth Fund I                  242              2,051
 SmallCap Growth Fund                             228              2,070
 SmallCap Value Fund                              385              4,291
                                                                  51,193
                          TOTAL INVESTMENT COMPANIES              51,193
                                                                 -------

                TOTAL PORTFOLIO INVESTMENTS (99.99%)              51,193
CASH AND RECEIVABLES, NET OF LIABILITIES
 (0.01%)                                                               4
                          TOTAL NET ASSETS (100.00%)             $51,197
                                                                 ---------



See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                         LIFETIME STRATEGIC INCOME FUND

                           APRIL 30, 2001 (UNAUDITED)

                                               Shares
                                                Held              Value
-------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.99%)
PRINCIPAL INVESTORS FUND, INC. (99.99%)
                                                                 $
 Bond & Mortgage Securities Fund                1,040             10,717
 Government Securities Fund                       702              7,166
 High Quality Short-Term Bond Fund              1,254             12,869
 International Fund I                             321              2,980
 LargeCap Growth Fund                             266              1,991
 LargeCap Value Fund                              252              2,615
 Money Market Fund                              5,137              5,137
 Partners LargeCap Growth Fund I                  233              2,016
 Partners LargeCap Value Fund                     237              2,596
 Partners SmallCap Growth Fund I                   91                769
 SmallCap Growth Fund                              86                776
 SmallCap Value Fund                              144              1,609
                                                                  51,241
                          TOTAL INVESTMENT COMPANIES              51,241
                                                                 -------

                TOTAL PORTFOLIO INVESTMENTS (99.99%)              51,241
CASH AND RECEIVABLES, NET OF LIABILITIES
 (0.01%)                                                               7
                          TOTAL NET ASSETS (100.00%)             $51,248
                                                                 ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                               MIDCAP BLEND FUND

                           APRIL 30, 2001 (UNAUDITED)

                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (87.20%)
AIRLINES (1.29%)
                                                                         $
 Southwest Airlines                                     3,800                69,198
BROADCASTING SERVICES & PROGRAMMING (1.17%)
 AT&T - Liberty Media /1/                               3,910                62,560
CABLE TV (2.92%)
 Adelphia Communications /1/                              700                25,452
 Charter Communications /1/                             2,670                57,165
 USA Networks /1/                                       2,940                73,647
                                                                            156,264
COMMERCIAL BANKS (3.83%)
 Marshall & Ilsley                                        930                46,928
 North Fork Bancorp.                                    1,260                33,453
 TCF Financial                                          3,270               124,358
                                                                            204,739
COMMERCIAL SERVICE-FINANCE (2.08%)
 Concord EFS /1/                                          700                32,585
 H&R Block                                              1,430                78,650
                                                                            111,235
COMMERCIAL SERVICES (0.31%)
 Arbitron                                                 800                16,704
COMPUTER SERVICES (3.81%)
 Bisys Group /1/                                          470                22,654
 Ceridian /1/                                           4,000                72,000
 DST Systems /1/                                          520                25,542
 Sungard Data Systems /1/                               1,520                84,011
                                                                            204,207
DATA PROCESSING & MANAGEMENT (0.83%)
 Fiserv /1/                                               800                44,272
DENTAL SUPPLIES & EQUIPMENT (0.24%)
 Sybron Dental Specialties /1/                            633                12,660
DIVERSIFIED MANUFACTURING OPERATIONS (1.55%)
 Danaher                                                  740                41,447
 SPX                                                      370                41,666
                                                                             83,113
DIVERSIFIED OPERATORS/COMMERCIAL SERVICE (2.23%)
 Cendant /1/                                            6,730               119,390
ELECTRIC-GENERATION (0.58%)
 AES                                                      655                31,224
ELECTRIC-INTEGRATED (7.69%)
 Duke Energy                                            2,830               132,331
 Entergy                                                1,400                56,700
 Exelon                                                   950                65,597
 GPU                                                    1,770                58,959
 Niagara Mohawk Holdings                                4,700                79,007
 NiSource                                                 640                19,053
                                                                            411,647
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.40%)
                                                                         $
 Microchip Technology /1/                                 740                21,408
FIDUCIARY BANKS (1.67%)
 State Street                                             860                89,251
FINANCE-CONSUMER LOANS (0.27%)
 USA Education                                            200                14,220
FINANCE-CREDIT CARD (0.49%)
 Capital One Financial                                    420                26,401
FINANCE-INVESTMENT BANKER & BROKER (0.72%)
 Lehman Brothers Holdings                                 530                38,558
FINANCIAL GUARANTEE INSURANCE (1.77%)
 AMBAC Financial Group                                    920                49,505
 MGIC Investment                                          700                45,493
                                                                             94,998
FOOD-MISCELLANEOUS/DIVERSIFIED (2.08%)
 Quaker Oats                                            1,150               111,550
FOOD-WHOLESALE/DISTRIBUTION (1.63%)
 Sysco                                                  3,110                87,453
GAS-DISTRIBUTION (0.10%)
 MCN Energy Group                                         200                 5,256
HOTELS & MOTELS (1.63%)
 Marriott International                                 1,900                87,172
INDEPENDENT POWER PRODUCER (0.59%)
 Calpine /1/                                              550                31,345
INSTRUMENTS-SCIENTIFIC (0.75%)
 Waters /1/                                               770                40,194
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.61%)
 Federated Investors                                      800                23,320
 Franklin Resources                                     1,440                62,856
                                                                             86,176
LIFE & HEALTH INSURANCE (1.79%)
 Aflac                                                  1,430                45,474
 Nationwide Financial Services                            400                16,384
 Torchmark                                                900                34,101
                                                                             95,959
MEDICAL INFORMATION SYSTEM (2.50%)
 IMS Health                                             4,870               133,682
MEDICAL INSTRUMENTS (3.52%)
 Apogent Technologies /1/                               1,900                43,700
 Biomet                                                 1,500                64,095
 Guidant                                                1,960                80,360
                                                                            188,155
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL PRODUCTS (0.41%)
                                                                         $
 Stryker                                                  370                21,937
MEDICAL-BIOMEDICAL/GENE (2.43%)
 Biogen /1/                                             1,340                86,644
 Genzyme /1/                                              400                43,588
                                                                            130,232
MEDICAL-DRUGS (0.24%)
 Medimmune /1/                                            325                12,724
MEDICAL-HOSPITALS (0.74%)
 Universal Health Services                                440                39,494
MISCELLANEOUS INVESTING (4.73%)
 AMB Property                                           1,650                41,085
 Boston Properties                                      1,100                43,461
 Equity Office Properties Trust                         2,100                59,955
 Equity Residential Properties Trust                    1,170                61,413
 Prologis Trust                                         2,300                47,380
                                                                            253,294
MULTI-LINE INSURANCE (0.27%)
 Hartford Financial Services                              230                14,283
OIL & GAS DRILLING (0.81%)
 Transocean Sedco Forex                                   800                43,424
OIL COMPANY-EXPLORATION & PRODUCTION (2.70%)
 Apache                                                   400                25,584
 Burlington Resources                                     560                26,437
 Devon Energy                                           1,570                92,646
                                                                            144,667
OIL FIELD MACHINERY & EQUIPMENT (1.88%)
 National-Oilwell /1/                                   1,000                39,550
 Weatherford International /1/                          1,050                61,142
                                                                            100,692
OIL-FIELD SERVICES (0.93%)
 BJ Services /1/                                          340                27,965
 Hanover Compressor /1/                                   600                21,840
                                                                             49,805
PIPELINES (4.15%)
 Dynegy                                                   600                34,710
 El Paso                                                1,955               134,504
 Williams                                               1,260                53,134
                                                                            222,348
PUBLICLY TRADED INVESTMENT FUND (4.21%)
 iShares S&P MidCap 400 Fund                              710                72,455
 S&P MidCap 400 Depository Receipts                     1,640               153,012
                                                                            225,467
REGIONAL BANKS (1.61%)
 Fifth Third Bancorp                                    1,600                86,016
RETAIL-DISCOUNT (0.38%)
 Family Dollar Stores                                     800                20,408
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-JEWELRY (0.55%)
                                                                         $
 Tiffany                                                  900                29,178
SAVINGS & LOANS/THRIFTS (3.52%)
 Charter One Financial                                  2,200                64,460
 Golden State Bancorp                                   1,150                34,270
 Washington Mutual                                      1,800                89,874
                                                                            188,604
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.27%)
 Triquint Semiconductor /1/                               500                14,515
TELECOM EQUIPMENT FIBER OPTICS (0.09%)
 Williams Communications Group /1/                      1,036                 4,684
TELECOMMUNICATION EQUIPMENT (1.10%)
 Comverse Technology /1/                                  860                58,910
TELEPHONE-INTEGRATED (4.96%)
 Alltel                                                 1,700                92,837
 CenturyTel                                             2,680                72,842
 Telephone & Data Systems                                 950                99,750
                                                                            265,429
TELEVISION (0.69%)
 Univision Communications /1/                             850                37,154
THERAPEUTICS (0.48%)
 ImClone Systems /1/                                      640                25,894
                                         TOTAL COMMON STOCKS              4,668,150

                                                   Principal
                                                     Amount                Value
------------------------------------------------------------------------------------------
FEDERAL AGENCY SHORT-TERM OBLIGATION (12.23%)
FINANCE-MORTGAGE LOAN/BANKER (12.23%)
 Investment in Joint Trading Account;
  Federal Home Loan Mortgage                       10,000,000
                                                   $                     $
  4.50%; 05/01/01                                     654,647               654,647
                  TOTAL FEDERAL AGENCY SHORT-TERM OBLIGATION                654,647
                                                                         ----------

                        TOTAL PORTFOLIO INVESTMENTS (99.43%)              5,322,797
CASH AND RECEIVABLES, NET OF LIABILITIES
 (0.57%)                                                                     30,393
                                  TOTAL NET ASSETS (100.00%)             $5,353,190
                                                                         ------------

See accompanying notes.

                               MIDCAP BLEND FUND

                           APRIL 30, 2001 (UNAUDITED)

See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                               MIDCAP GROWTH FUND

                           APRIL 30, 2001 (UNAUDITED)

                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (97.54%)
ADVERTISING AGENCIES (0.69%)
                                                                         $
 True North Communications                                775                29,605
AIRLINES (0.97%)
 Skywest                                                1,580                41,870
APPAREL MANUFACTURERS (1.43%)
 Jones Apparel Group /1/                                1,555                61,796
APPLIANCES (0.81%)
 Maytag                                                 1,005                34,924
APPLICATIONS SOFTWARE (4.14%)
 Citrix Systems /1/                                     1,285                36,494
 Compuware /1/                                          2,420                24,876
 Intuit /1/                                               875                28,035
 Mercury Interactive /1/                                  215                14,222
 Peregrine Systems /1/                                  2,065                53,236
 Rational Software /1/                                    895                21,668
                                                                            178,531
AUDIO & VIDEO PRODUCTS (1.19%)
 Polycom /1/                                            2,205                51,222
BEVERAGES-NON-ALCOHOLIC (0.76%)
 Pepsi Bottling Group                                     815                32,616
BUSINESS TO BUSINESS/E-COMMERCE (0.86%)
 Commerce One /1/                                       1,255                11,571
 I2 Technologies /1/                                    1,475                25,680
                                                                             37,251
CABLE TV (4.64%)
 Adelphia Communications /1/                            2,060                74,901
 Charter Communications /1/                             2,270                48,601
 USA Networks /1/                                       3,055                76,528
                                                                            200,030
CELLULAR TELECOMMUNICATIONS (1.30%)
 Crown Castle International /1/                           500                12,245
 Western Wireless /1/                                     985                43,862
                                                                             56,107
CIRCUIT BOARDS (1.22%)
 Jabil Circuit /1/                                      1,805                52,417
COMMERCIAL SERVICES (0.41%)
 TeleTech Holdings /1/                                  1,900                12,958
 Wireless Facilities /1/                                  690                 4,658
                                                                             17,616
COMPUTER SERVICES (0.96%)
 Sungard Data Systems /1/                                 750                41,452
COMPUTERS (0.48%)
 Research In Motion /1/                                   615                20,861
COMPUTERS-INTEGRATED SYSTEMS (1.82%)
 Brocade Communications System /1/                        950                36,090
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-INTEGRATED SYSTEMS (CONTINUED)
                                                                         $
 McData /1/                                             1,100                25,113
 Redback Networks /1/                                     915                17,422
                                                                             78,625
COMPUTERS-MEMORY DEVICES (0.89%)
 Veritas Software /1/                                     640                38,150
COSMETICS & TOILETRIES (0.48%)
 Avon Products                                            490                20,737
DATA PROCESSING & MANAGEMENT (0.72%)
 SEI Investments                                          770                30,885
DECISION SUPPORT SOFTWARE (0.63%)
 Wind River Systems /1/                                   965                27,136
DISTRIBUTION/WHOLESALE (0.53%)
 Tech Data /1/                                            650                22,659
DIVERSIFIED MANUFACTURING OPERATIONS (0.85%)
 Danaher                                                  655                36,687
DRUG DELIVERY SYSTEMS (1.27%)
 Andrx Group /1/                                          420                24,780
 Elan /1/                                                 600                30,090
                                                                             54,870
E-COMMERCE/SERVICES (0.82%)
 TMP Worldwide /1/                                        735                35,456
E-MARKETING/INFORMATION (0.35%)
 DoubleClick /1/                                        1,225                15,117
ELECTRIC-INTEGRATED (1.61%)
 Montana Power                                          5,580                69,527
ELECTRICAL COMPONENTS & EQUIPMENT (0.90%)
 Power-One /1/                                          2,205                38,610
ELECTRONIC COMPONENTS-MISCELLANEOUS (2.76%)
 Celestica /1/                                            855                43,690
 Flextronics International /1/                            500                13,445
 SCI Systems /1/                                        1,865                47,651
 Solectron /1/                                            550                13,998
                                                                            118,784
ELECTRONIC COMPONENTS-SEMICONDUCTOR (5.05%)
 Applied Micro Circuits /1/                               405                10,538
 Broadcom /1/                                             375                15,585
 Conexant Systems /1/                                   3,570                38,377
 Intersil Holding /1/                                     510                16,442
 Lattice Semiconductor /1/                                740                18,226
 LSI Logic /1/                                            730                14,943
 Microchip Technology /1/                                 430                12,440
 National Semiconductor /1/                               560                16,128
 PMC - Sierra /1/                                         270                11,246
 QLogic /1/                                               365                15,655
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                         $
 Rambus                                                   760                12,920
 Transwitch /1/                                         2,025                35,134
                                                                            217,634
ELECTRONIC FORMS (0.18%)
 Adobe Systems                                            170                 7,636
ENTERPRISE SOFTWARE/SERVICE (0.56%)
 BEA Systems /1/                                          260                10,621
 Micromuse /1/                                            270                13,365
                                                                             23,986
FINANCE-CREDIT CARD (2.84%)
 Capital One Financial                                  1,950               122,577
FINANCE-INVESTMENT BANKER & BROKER (1.84%)
 Legg Mason                                               815                39,014
 Lehman Brothers Holdings                                 555                40,376
                                                                             79,390
FINANCIAL GUARANTEE INSURANCE (0.46%)
 AMBAC Financial Group                                    300                16,143
 PMI Group                                                 55                 3,537
                                                                             19,680
INSTRUMENTS-SCIENTIFIC (0.24%)
 Waters /1/                                               200                10,440
INTERNET APPLICATION SOFTWARE (1.08%)
 Vignette /1/                                           6,970                46,699
INTERNET BROKERS (0.76%)
 E*trade Group /1/                                      3,495                32,853
INTERNET INFRASTRUCTURE SOFTWARE (1.19%)
 Openwave Systems /1/                                     750                25,957
 Tibco Software /1/                                     2,240                25,536
                                                                             51,493
INTERNET SECURITY (1.65%)
 Check Point Software Technologies /1/                    435                27,288
 Internet Security Systems /1/                            515                25,693
 VeriSign /1/                                             350                17,948
                                                                             70,929
INVESTMENT MANAGEMENT & ADVISORY SERVICES (3.43%)
 Federated Investors                                    1,125                32,794
 Franklin Resources                                       925                40,376
 Stilwell Financial                                     1,125                33,154
 Waddell & Reed Financial                               1,360                41,371
                                                                            147,695
MEDICAL INFORMATION SYSTEM (0.60%)
 IMS Health                                               940                25,803
MEDICAL INSTRUMENTS (0.32%)
 Apogent Technologies /1/                                 595                13,685
MEDICAL-BIOMEDICAL/GENE (3.08%)
 Biogen /1/                                               150                 9,699
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-BIOMEDICAL/GENE (CONTINUED)
                                                                         $
 Human Genome Sciences /1/                                590                37,896
 Immunex /1/                                            3,275                49,976
 Protein Design Labs /1/                                  550                35,338
                                                                            132,909
MEDICAL-DRUGS (2.01%)
 Medimmune /1/                                          1,400                54,810
 Teva Pharmaceutical Industries                           585                31,853
                                                                             86,663
MEDICAL-GENERIC DRUGS (1.31%)
 Watson Pharmaceutical /1/                              1,135                56,523
MEDICAL-HMO (1.35%)
 Health Net /1/                                         2,700                58,185
MEDICAL-HOSPITALS (1.49%)
 Health Management Associates /1/                       3,585                64,243
NETWORKING PRODUCTS (2.31%)
 Emulex /1/                                               730                26,214
 Extreme Networks /1/                                     390                12,831
 Juniper Networks /1/                                     265                15,643
 Network Appliance /1/                                  1,130                25,708
 Oni Systems /1/                                          535                19,223
                                                                             99,619
OIL & GAS DRILLING (0.65%)
 Nabors Industries /1/                                    255                15,203
 Noble Drilling /1/                                       260                12,610
                                                                             27,813
OIL COMPANY-EXPLORATION & PRODUCTION (0.72%)
 Gulf Canada Resources                                  5,480                31,236
OIL COMPANY-INTEGRATED (0.35%)
 Unocal                                                   400                15,264
OIL FIELD MACHINERY & EQUIPMENT (2.17%)
 Cooper Cameron /1/                                       495                31,214
 Grant Prideco /1/                                      1,890                37,800
 National-Oilwell /1/                                     625                24,719
                                                                             93,733
OIL-FIELD SERVICES (0.28%)
 Baker Hughes                                             305                11,983
PHARMACY SERVICES (0.85%)
 Express Scripts /1/                                      430                36,507
PIPELINES (0.40%)
 Dynegy                                                   295                17,066
POWER CONVERTER & SUPPLY EQUIPMENT (0.71%)
 American Power Conversion /1/                          2,150                30,423
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RADIO (0.83%)
                                                                         $
 Emmis Communications /1/                               1,400                35,728
RETAIL-APPAREL & SHOE (1.99%)
 Abercrombie & Fitch /1/                                1,305                43,457
 Ross Stores                                            1,930                42,421
                                                                             85,878
RETAIL-CONSUMER ELECTRONICS (1.29%)
 RadioShack                                             1,820                55,747
RETAIL-DISCOUNT (1.80%)
 Dollar Tree Stores /1/                                 2,335                48,848
 Family Dollar Stores                                   1,125                28,699
                                                                             77,547
RETAIL-JEWELRY (0.73%)
 Tiffany                                                  970                31,447
RETAIL-RESTAURANTS (2.11%)
 Brinker International /1/                                745                21,381
 Darden Restaurants                                     1,230                33,591
 Outback Steakhouse /1/                                 1,235                35,803
                                                                             90,775
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.19%)
 Globespan /1/                                          1,135                24,970
 Integrated Device Technology /1/                         455                17,822
 Micrel /1/                                               255                 8,660
 Triquint Semiconductor /1/                             1,040                30,191
 Vitesse Semiconductor /1/                                375                12,713
                                                                             94,356
TELECOM EQUIPMENT FIBER OPTICS (1.93%)
 Avanex /1/                                               770                11,096
 CIENA /1/                                                325                17,895
 JDS Uniphase /1/                                       1,365                29,197
 New Focus /1/                                            625                 8,031
 Sycamore Networks /1/                                  1,790                17,041
                                                                             83,260
TELECOMMUNICATION EQUIPMENT (0.91%)
 ADC Telecommunications /1/                             1,625                12,204
 Comverse Technology /1/                                  395                27,057
                                                                             39,261
TELECOMMUNICATION SERVICES (1.02%)
 Time Warner Telecom /1/                                  865                43,812
TELECOMMUNICATIONS (0.87%)
 Newport                                                  990                37,422
TELEPHONE-INTEGRATED (4.87%)
 Broadwing                                              1,910                47,368
 Level 3 Communications /1/                             3,425                48,738
 McLeodUSA /1/                                          6,035                53,410
 XO Communications /1/                                 15,335                60,266
                                                                            209,782
THERAPEUTICS (2.87%)
 COR Therapeutics /1/                                   1,095                33,945
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
THERAPEUTICS (CONTINUED)
                                                                         $
 ImClone Systems /1/                                    1,430                57,858
 Tularik /1/                                            1,480                32,086
                                                                            123,889
TRAVEL SERVICES (0.61%)
 Sabre Holdings /1/                                       530                26,426
WEB HOSTING & DESIGN (0.31%)
 Macromedia /1/                                           585                13,256
WIRELESS EQUIPMENT (1.84%)
 American Tower                                         1,200                32,160
 Powerwave Technologies /1/                             1,825                33,160
 RF Micro Devices /1/                                     475                13,956
                                                                             79,276
                                         TOTAL COMMON STOCKS              4,204,070

                                                   Principal
                                                     Amount                Value
------------------------------------------------------------------------------------------
FEDERAL AGENCY SHORT-TERM OBLIGATION (1.98%)
FINANCE-MORTGAGE LOAN/BANKER (1.98%)
 Investment in Joint Trading Account;
  Federal Home Loan Mortgage                       10,000,000
                                                   $                     $
  4.50%; 05/01/01                                      85,467                85,467
                  TOTAL FEDERAL AGENCY SHORT-TERM OBLIGATION                 85,467
                                                                         ----------

                        TOTAL PORTFOLIO INVESTMENTS (99.52%)              4,289,537
CASH AND RECEIVABLES, NET OF LIABILITIES
 (0.48%)                                                                     20,636
                                  TOTAL NET ASSETS (100.00%)             $4,310,173
                                                                         ------------

See accompanying notes.

                               MIDCAP GROWTH FUND

                           APRIL 30, 2001 (UNAUDITED)

See accompanying notes.

                               MIDCAP GROWTH FUND

                           APRIL 30, 2001 (UNAUDITED)
See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                           MIDCAP S&P 400 INDEX FUND

                           APRIL 30, 2001 (UNAUDITED)

                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (98.62%)
ADVERTISING AGENCIES (0.21%)
                                                                           $
 True North Communications                                  294                11,231
AEROSPACE & DEFENSE (0.10%)
 Titan /1/                                                  315                 5,261
AEROSPACE & DEFENSE EQUIPMENT (0.05%)
 Sequa                                                       57                 2,656
AGRICULTURAL CHEMICALS (0.15%)
 IMC Global                                                 671                 8,052
AIRLINES (0.08%)
 Alaska Air Group                                           154                 4,335
APPAREL MANUFACTURERS (0.67%)
 Coach /1/                                                  255                 8,272
 Jones Apparel Group /1/                                    697                27,699
                                                                               35,971
APPLICATIONS SOFTWARE (0.86%)
 Keane                                                      403                 7,153
 National Instruments /1/                                   296                10,360
 Rational Software /1/                                    1,187                28,738
                                                                               46,251
AUCTION HOUSE & ART DEALER (0.12%)
 Sotheby's Holdings                                         344                 6,226
AUDIO & VIDEO PRODUCTS (0.21%)
 Polycom /1/                                                478                11,104
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.69%)
 ArvinMeritor                                               383                 5,895
 Borg Warner                                                153                 6,813
 Lear /1/                                                   369                13,284
 Modine Manufacturing                                       172                 4,795
 Superior Industries International                          151                 6,078
                                                                               36,865
BATTERIES/BATTERY SYSTEMS (0.24%)
 Energizer Holdings /1/                                     533                12,696
BEVERAGES-NON-ALCOHOLIC (0.26%)
 PepsiAmericas                                              930                13,811
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.05%)
 USG                                                        248                 2,696
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.07%)
 Dycom Industries /1/                                       246                 4,042
BUILDING PRODUCTS-AIR & HEATING (0.58%)
 American Standard /1/                                      405                24,401
 York International                                         222                 6,707
                                                                               31,108
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.23%)
                                                                           $
 Martin Marietta Materials                                  272                12,504
BUILDING PRODUCTS-WOOD (0.13%)
 Rayonier                                                   158                 6,928
BUILDING-HEAVY CONSTRUCTION (0.11%)
 Granite Construction                                       239                 6,125
BUILDING-MAINTENANCE & SERVICE (0.06%)
 Rollins                                                    176                 3,284
BUILDING-MOBIL HOME & MANUFACTURE HOUSING (0.21%)
 Clayton Homes                                              805                11,206
BUILDING-RESIDENTIAL & COMMERCIAL (0.30%)
 Lennar                                                     368                16,107
CAPACITORS (0.20%)
 Kemet /1/                                                  512                10,506
CASINO HOTELS (0.56%)
 Mandalay Resort Group /1/                                  445                10,573
 Park Place Entertainment /1/                             1,739                19,338
                                                                               29,911
CASINO SERVICES (0.45%)
 International Game Technology                              428                23,938
CELLULAR TELECOMMUNICATIONS (0.11%)
 Price Communications /1/                                   324                 5,839
CHEMICALS-DIVERSIFIED (0.43%)
 Lyondell Chemical                                          688                10,809
 Olin                                                       252                 4,775
 Solutia                                                    604                 7,671
                                                                               23,255
CHEMICALS-PLASTICS (0.04%)
 A. Schulman                                                164                 1,914
CHEMICALS-SPECIALTY (1.17%)
 Albemarle                                                  267                 6,237
 Cabot                                                      388                12,614
 Cabot Microelectronics /1/                                 139                 8,899
 Crompton                                                   659                 6,676
 Cytec Industries /1/                                       234                 7,654
 Ferro Corp.                                                200                 4,174
 H.B. Fuller                                                 82                 3,390
 Lubrizol                                                   304                 8,904
 Minerals Technologies                                      118                 4,525
                                                                               63,073
COATINGS & PAINT (0.25%)
 RPM                                                        598                 5,705
 Valspar                                                    248                 7,663
                                                                               13,368
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (6.49%)
                                                                           $
 Associated Banc                                            390                13,623
 Banknorth Group                                            847                16,762
 City National                                              278                10,745
 Compass Bancshares                                         707                16,360
 First Tennessee National                                   753                24,600
 First Virginia Banks                                       269                11,798
 FirstMerit                                                 513                12,661
 Greater Bay Bancorp.                                       247                 6,746
 Hibernia                                                   927                15,129
 M&T Bank                                                   565                40,426
 Marshall & Ilsley                                          601                30,326
 Mercantile Bankshares                                      409                15,358
 National Commerce Bancorp.                               1,200                29,892
 North Fork Bancorp.                                        957                25,408
 Pacific Century Financial                                  465                10,416
 Provident Financial Group                                  285                 8,499
 Silicon Valley Bancshares                                  286                 7,167
 TCF Financial                                              470                17,874
 Westamerica Bancorp.                                       213                 7,796
 Zions Bancorp.                                             508                27,071
                                                                              348,657
COMMERCIAL SERVICE-FINANCE (0.48%)
 Dun & Bradstreet /1/                                       469                13,024
 NCO Group /1/                                              150                 4,050
 Nova /1/                                                   382                 8,656
                                                                               25,730
COMMERCIAL SERVICES (0.30%)
 Plexus /1/                                                 240                 7,373
 Quanta Services /1/                                        334                 8,580
                                                                               15,953
COMPUTER AIDED DESIGN (0.62%)
 Cadence Design Systems /1/                               1,437                29,746
 Structural Dynamics Research /1/                           202                 3,333
                                                                               33,079
COMPUTER SERVICES (2.49%)
 Affiliated Computer Services /1/                           293                21,096
 Bisys Group /1/                                            335                16,147
 Ceridian /1/                                               911                16,398
 DST Systems /1/                                            730                35,858
 Sungard Data Systems /1/                                   777                42,945
 SYKES Enterprises /1/                                      230                 1,304
                                                                              133,748
COMPUTERS-INTEGRATED SYSTEMS (1.09%)
 Diebold                                                    417                13,590
 Jack Henry & Associates                                    515                14,518
 Mentor Graphics                                            377                 9,919
 Synopsys /1/                                               355                20,387
                                                                               58,414
COMPUTERS-MEMORY DEVICES (0.53%)
 Quantum /1/                                                884                10,078
 Sandisk /1/                                                393                10,556
 Storage Technology /1/                                     607                 7,763
                                                                               28,397
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-PERIPHERAL EQUIPMENT (0.08%)
                                                                           $
 InFocus /1/                                                224                 4,370
CONSULTING SERVICES (0.07%)
 Gartner /1/                                                505                 3,929
CONSUMER PRODUCTS-MISCELLANEOUS (0.37%)
 Blyth                                                      274                 6,275
 Dial                                                       554                 7,230
 Pennzoil-Quaker State                                      459                 6,522
                                                                               20,027
CONTAINERS-PAPER & PLASTIC (0.31%)
 Longview Fibre                                             300                 3,810
 Sonoco Products                                            581                12,985
                                                                               16,795
DATA PROCESSING & MANAGEMENT (1.56%)
 Acxiom /1/                                                 522                 7,919
 Choicepoint /1/                                            356                13,207
 CSG Systems International /1/                              307                17,870
 Informix /1/                                             1,635                 8,175
 Reynolds & Reynolds                                        536                11,074
 SEI Investments                                            634                25,430
                                                                               83,675
DECISION SUPPORT SOFTWARE (0.23%)
 Wind River Systems /1/                                     434                12,204
DENTAL SUPPLIES & EQUIPMENT (0.22%)
 Dentsply International                                     301                11,793
DIRECT MARKETING (0.38%)
 Catalina Marketing /1/                                     324                11,327
 Harte-Hanks Communications                                 392                 9,020
                                                                               20,347
DISTRIBUTION/WHOLESALE (0.47%)
 Fastenal                                                   222                14,397
 Tech Data /1/                                              315                10,981
                                                                               25,378
DIVERSIFIED MANUFACTURING OPERATIONS (1.44%)
 Carlisle                                                   176                 6,503
 Federal Signal                                             264                 6,038
 Harsco                                                     233                 6,594
 Lancaster Colony                                           218                 6,577
 NCH                                                         29                 1,624
 Pentair                                                    285                 8,769
 Pittston Brink's Group                                     303                 6,454
 SPX                                                        176                19,819
 Teleflex                                                   223                10,907
 Trinity Industries                                         211                 4,115
                                                                               77,400
DIVERSIFIED OPERATORS/COMMERCIAL SERVICE (0.25%)
 Viad                                                       539                13,400
ELECTRIC PRODUCTS-MISCELLANEOUS (0.15%)
 Ametek                                                     188                 5,191
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC PRODUCTS-MISCELLANEOUS (CONTINUED)
                                                                           $
 Ucar International /1/                                     263                 3,140
                                                                                8,331
ELECTRIC-INTEGRATED (5.44%)
 ALLETE                                                     440                10,723
 Alliant Energy                                             461                14,383
 Black Hills                                                134                 6,884
 Cleco                                                      131                 5,895
 Conectiv                                                   518                11,551
 DPL                                                        747                23,149
 DQE                                                        327                 9,951
 Energy East                                                687                13,843
 Hawaiian Electric Industries                               192                 7,138
 Idacorp                                                    218                 8,393
 Kansas City Power & Light                                  362                 9,448
 MDU Resources Group                                        408                16,320
 Montana Power                                              617                 7,688
 Northeast Utilities                                        840                14,994
 NSTAR                                                      310                12,499
 OGE Energy                                                 455                10,033
 Potomac Electric Power                                     650                14,209
 Public Service Co. of New Mexico                           228                 8,238
 Puget Energy                                               501                11,894
 Scana                                                      612                17,173
 Sierra Pacific Resources                                   458                 7,333
 Teco Energy                                                780                24,952
 Western Resources                                          409                10,131
 Wisconsin Energy                                           707                15,554
                                                                              292,376
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.17%)
 DSP Group /1/                                              158                 3,425
 Gentex /1/                                                 433                11,691
 Sawtek /1/                                                 248                 6,101
 SCI Systems /1/                                            854                21,820
 Vishay Intertechnology /1/                                 806                20,110
                                                                               63,147
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.13%)
 International Rectifier /1/                                364                20,202
 Lattice Semiconductor /1/                                  627                15,443
 Microchip Technology /1/                                   762                22,044
 MIPS Technologies /1/                                      226                 4,140
 Nvidia /1/                                                 396                32,987
 Semtech /1/                                                392                11,278
 Transwitch /1/                                             482                 8,363
                                                                              114,457
ELECTRONIC PARTS DISTRIBUTION (0.55%)
 Arrow Electronics                                          574                16,072
 Avnet                                                      540                13,775
                                                                               29,847
ELECTRONIC SECURITY DEVICES (0.12%)
 Sensormatic Electronics                                    458                 6,641
ELECTRONICS-MILITARY (0.28%)
 L-3 Communications Holdings /1/                            196                15,141
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENGINEERING/RESEARCH & DEVELOPMENT SERVICES (0.19%)
                                                                           $
 Jacobs Engineering Group                                   154                10,152
ENTERPRISE SOFTWARE/SERVICE (0.28%)
 Legato Systems /1/                                         510                 6,747
 Sybase /1/                                                 512                 8,064
                                                                               14,811
ENTERTAINMENT SOFTWARE (0.82%)
 Electronic Arts /1/                                        777                43,994
FIDUCIARY BANKS (0.44%)
 Investors Financial Services                               176                12,591
 Wilmington Trust                                           189                10,924
                                                                               23,515
FILTRATION & SEPARATION PRODUCTS (0.13%)
 Donaldson                                                  258                 7,141
FINANCE-AUTO LOANS (0.40%)
 AmeriCredit /1/                                            468                21,697
FINANCE-INVESTMENT BANKER & BROKER (1.07%)
 AG Edwards                                                 470                19,115
 Investment Technology Group                                184                 8,970
 LaBranche /1/                                              328                11,808
 Legg Mason                                                 364                17,425
                                                                               57,318
FINANCIAL GUARANTEE INSURANCE (0.70%)
 PMI Group                                                  258                16,589
 Radian Group                                               270                20,925
                                                                               37,514
FOOD-BAKING (0.08%)
 Interstate Bakeries                                        294                 4,125
FOOD-CONFECTIONERY (0.33%)
 J.M. Smucker                                               141                 3,689
 Tootsie Roll Industries                                    289                13,964
                                                                               17,653
FOOD-DAIRY PRODUCTS (0.21%)
 Dreyer's Grand Ice Cream                                   165                 4,246
 Suiza Foods /1/                                            158                 7,323
                                                                               11,569
FOOD-MEAT PRODUCTS (0.49%)
 Hormel Foods                                               810                16,702
 IBP                                                        617                 9,811
                                                                               26,513
FOOD-MISCELLANEOUS/DIVERSIFIED (0.66%)
 Dean Foods                                                 207                 7,659
 Dole Food                                                  326                 4,890
 Lance                                                      161                 1,900
 McCormick                                                  400                15,720
 Sensient Technologies                                      285                 5,130
                                                                               35,299
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-RETAIL (0.07%)
                                                                           $
 Ruddick                                                    270                 3,723
FORESTRY (0.26%)
 Georgia-Pacific                                            471                13,946
GAS-DISTRIBUTION (0.70%)
 AGL Resources                                              317                 7,243
 MCN Energy Group                                           528                13,876
 Vectren                                                    390                 8,830
 WGL Holdings                                               271                 7,751
                                                                               37,700
GOLF (0.20%)
 Callaway Golf                                              433                10,505
HEALTH CARE COST CONTAINMENT (0.27%)
 First Health Group /1/                                     277                14,335
HOME FURNISHINGS (0.12%)
 Furniture Brands International /1/                         291                 6,597
HOSPITAL BEDS & EQUIPMENT (0.34%)
 Hillenbrand Industries                                     364                18,382
HUMAN RESOURCES (0.49%)
 Kelly Services                                             208                 4,911
 Korn/Ferry International /1/                               219                 3,942
 Manpower                                                   442                14,298
 Modis Professional Services /1/                            564                 2,933
                                                                               26,084
INDEPENDENT POWER PRODUCER (0.52%)
 Covanta Energy                                             291                 5,384
 Utilicorp United                                           645                22,768
                                                                               28,152
INDUSTRIAL GASES (0.07%)
 Airgas /1/                                                 396                 3,544
INSTRUMENTS-SCIENTIFIC (0.73%)
 Waters /1/                                                 756                39,463
INSURANCE (0.18%)
 HCC Insurance Holdings                                     345                 9,729
INSURANCE BROKERS (0.22%)
 Arthur J. Gallagher                                        459                11,576
INTERNET BROKERS (0.33%)
 E*trade Group /1/                                        1,861                17,493
INTERNET FINANCIAL SERVICES (0.16%)
 IndyMac Bancorp                                            386                 8,839
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET INFRASTRUCTURE EQUIPMENT (0.12%)
                                                                           $
 Avocent /1/                                                254                 6,322
INTERNET INFRASTRUCTURE SOFTWARE (0.15%)
 Retek /1/                                                  279                 8,060
INTERNET SECURITY (1.03%)
 Checkfree /1/                                              445                17,729
 Network Associates /1/                                     804                 8,868
 Symantec /1/                                               441                28,581
                                                                               55,178
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.66%)
 Neuberger Berman                                           285                20,386
 Waddell & Reed Financial                                   489                14,875
                                                                               35,261
LIFE & HEALTH INSURANCE (0.40%)
 Mony Group                                                 293                10,302
 Protective Life                                            377                11,280
                                                                               21,582
LOTTERY SERVICES (0.12%)
 Gtech Holdings /1/                                         199                 6,487
MACHINERY TOOLS & RELATED PRODUCTS (0.11%)
 Kennametal                                                 177                 5,800
MACHINERY-FARM (0.06%)
 Agco                                                       348                 3,028
MACHINERY-GENERAL INDUSTRY (0.33%)
 Albany International                                       179                 3,548
 Nordson                                                    190                 5,113
 Stewart & Stevenson Services                               164                 3,665
 Tecumseh Products                                          110                 5,423
                                                                               17,749
MACHINERY-PRINT TRADE (0.09%)
 Imation /1/                                                205                 4,729
MACHINERY-PUMPS (0.12%)
 Flowserve                                                  219                 6,198
MEDICAL INSTRUMENTS (0.49%)
 Apogent Technologies /1/                                   616                14,168
 Beckman Coulter                                            347                12,336
                                                                               26,504
MEDICAL LABORATORY & TESTING SERVICE (0.72%)
 Covance /1/                                                338                 5,560
 Quest Diagnostics /1/                                      270                33,264
                                                                               38,824
MEDICAL LASER SYSTEMS (0.13%)
 Visx /1/                                                   355                 7,189
MEDICAL PRODUCTS (0.28%)
 Minimed /1/                                                377                15,057
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL STERILIZATION PRODUCT (0.14%)
                                                                           $
 Steris /1/                                                 401                 7,290
MEDICAL-BIOMEDICAL/GENE (3.16%)
 Genzyme /1/                                                554                60,369
 Idec Pharmaceuticals /1/                                   837                41,180
 Incyte Genomics /1/                                        375                 6,047
 Millennium Pharmaceuticals /1/                           1,243                46,240
 Protein Design Labs /1/                                    252                16,191
                                                                              170,027
MEDICAL-DRUGS (1.59%)
 Carter-Wallace                                             264                 5,993
 ICN Pharmaceuticals                                        465                11,913
 IVAX                                                       932                37,327
 Perrigo /1/                                                429                 5,122
 Sepracor /1/                                               453                11,941
 Vertex Pharmaceuticals /1/                                 345                13,303
                                                                               85,599
MEDICAL-GENERIC DRUGS (0.58%)
 Barr Laboratories /1/                                      206                11,938
 Mylan Laboratories                                         730                19,520
                                                                               31,458
MEDICAL-HMO (1.00%)
 Health Net /1/                                             716                15,430
 Oxford Health Plans /1/                                    575                17,882
 Pacificare Health Systems /1/                              200                 7,078
 Trigon Healthcare /1/                                      219                13,186
                                                                               53,576
MEDICAL-HOSPITALS (0.70%)
 Health Management Associates /1/                         1,424                25,518
 Triad Hospitals /1/                                        388                11,921
                                                                               37,439
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.43%)
 Apria Healthcare Group /1/                                 307                 7,973
 Lincare Holdings /1/                                       305                15,210
                                                                               23,183
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.58%)
 Amerisource Health /1/                                     307                16,578
 Bergen Brunswig                                            789                14,439
                                                                               31,017
METAL PROCESSORS & FABRICATION (0.29%)
 Kaydon                                                     175                 4,483
 Precision Castparts                                        299                11,171
                                                                               15,654
MOTION PICTURES & SERVICES (0.31%)
 Macrovision /1/                                            291                16,639
MULTI-LINE INSURANCE (1.20%)
 Allmerica Financial                                        311                15,705
 American Financial Group                                   388                10,317
 Horace Mann Educators                                      236                 4,003
 Old Republic International                                 689                19,905
 Unitrin                                                    395                14,674
                                                                               64,604
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTIMEDIA (0.34%)
                                                                           $
 Belo                                                       665                11,731
 Media General                                              133                 6,392
                                                                               18,123
NETWORKING PRODUCTS (0.24%)
 3Com /1/                                                 1,989                12,968
OFFICE FURNISHINGS-ORIGINAL (0.38%)
 Herman Miller                                              447                11,868
 HON Industries                                             352                 8,786
                                                                               20,654
OFFICE SUPPLIES & FORMS (0.08%)
 Wallace Computer Services                                  236                 4,224
OIL & GAS DRILLING (1.60%)
 Ensco International                                        810                31,509
 Global Marine                                            1,030                29,613
 Helmerich & Payne                                          293                15,010
 Marine Drilling /1/                                        330                 9,890
                                                                               86,022
OIL COMPANY-EXPLORATION & PRODUCTION (1.21%)
 Murphy Oil                                                 263                21,566
 Noble Affiliates                                           327                14,215
 Ocean Energy                                               979                18,121
 Pioneer Natural Resources                                  575                10,988
                                                                               64,890
OIL FIELD MACHINERY & EQUIPMENT (2.09%)
 Cooper Cameron /1/                                         316                19,927
 Grant Prideco /1/                                          634                12,680
 National-Oilwell /1/                                       471                18,628
 Smith International                                        294                23,870
 Weatherford International /1/                              642                37,384
                                                                              112,489
OIL REFINING & MARKETING (0.75%)
 Ultramar Diamond Shamrock                                  508                22,916
 Valero Energy                                              357                17,193
                                                                               40,109
OIL-FIELD SERVICES (1.49%)
 BJ Services /1/                                            481                39,562
 Hanover Compressor /1/                                     345                12,558
 Tidewater                                                  326                15,280
 Varco International /1/                                    552                12,906
                                                                               80,306
PAPER & RELATED PRODUCTS (0.41%)
 Bowater                                                    293                14,211
 P.H. Glatfelter                                            247                 3,557
 Wausau-Mosinee Paper                                       299                 4,114
                                                                               21,882
PHARMACY SERVICES (0.58%)
 Express Scripts /1/                                        226                19,187
 Omnicare                                                   538                11,944
                                                                               31,131
PIPELINES (0.96%)
 Equitable Resources                                        203                16,240
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PIPELINES (CONTINUED)
                                                                           $
 National Fuel Gas                                          230                12,926
 Questar                                                    471                15,152
 Western Gas Resources                                      190                 7,554
                                                                               51,872
POULTRY (0.33%)
 Tyson Foods                                              1,300                17,901
POWER CONVERTER & SUPPLY EQUIPMENT (0.18%)
 Hubbell                                                    346                 9,557
PRINTING-COMMERCIAL (0.28%)
 Banta                                                      144                 3,758
 Valassis Communications                                    313                11,065
                                                                               14,823
PROPERTY & CASUALTY INSURANCE (0.25%)
 Leucadia National                                          323                10,352
 Ohio Casualty                                              351                 3,264
                                                                               13,616
PUBLICLY TRADED INVESTMENT FUND (5.21%)
 S&P MidCap 400 Depository Receipts                       3,000               279,900
PUBLISHING-BOOKS (0.30%)
 Houghton Mifflin                                           170                 7,737
 Scholastic /1/                                             203                 8,473
                                                                               16,210
PUBLISHING-NEWSPAPERS (0.74%)
 Lee Enterprises                                            255                 7,931
 Washington Post                                             55                31,955
                                                                               39,886
PUBLISHING-PERIODICALS (0.31%)
 Readers Digest Association                                 601                16,618
RACETRACKS (0.26%)
 International Speedway                                     311                14,011
RADIO (0.95%)
 Emmis Communications /1/                                   274                 6,992
 Entercom Communications /1/                                264                12,044
 Hispanic Broadcasting /1/                                  636                15,245
 Westwood One                                               640                16,800
                                                                               51,081
REINSURANCE (0.32%)
 Everest Re Group                                           268                17,112
RENTAL AUTO & EQUIPMENT (0.15%)
 United Rentals /1/                                         411                 8,228
RESORTS & THEME PARKS (0.19%)
 Six Flags                                                  459                10,070
RESPIRATORY PRODUCTS (0.14%)
 Edwards Lifesciences /1/                                   342                 7,404
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (1.09%)
                                                                           $
 Abercrombie & Fitch /1/                                    577                19,214
 American Eagle Outfitters /1/                              407                15,149
 Claire's Stores                                            286                 5,448
 Payless Shoesource /1/                                     128                 8,160
 Ross Stores                                                474                10,418
                                                                               58,389
RETAIL-BOOKSTORE (0.38%)
 Barnes & Noble /1/                                         377                11,985
 Borders Group /1/                                          458                 8,519
                                                                               20,504
RETAIL-COMPUTER EQUIPMENT (0.38%)
 CDW Computer Centers /1/                                   510                20,614
RETAIL-DISCOUNT (1.08%)
 BJ's Wholesale Club /1/                                    423                19,162
 Dollar Tree Stores /1/                                     630                13,180
 Family Dollar Stores                                     1,001                25,535
                                                                               57,877
RETAIL-MAIL ORDER (0.28%)
 Lands' End                                                 169                 5,003
 Williams-Sonoma /1/                                        332                 9,983
                                                                               14,986
RETAIL-MAJOR DEPARTMENT STORE (0.18%)
 Saks /1/                                                   827                 9,841
RETAIL-REGIONAL DEPARTMENT STORE (0.17%)
 Neiman-Marcus Group                                        277                 9,003
RETAIL-RESTAURANTS (0.84%)
 Bob Evans Farms                                            203                 3,857
 Brinker International /1/                                  579                16,617
 CBRL Group                                                 328                 6,478
 Lone Star Steakhouse & Saloon                              143                 1,723
 Outback Steakhouse /1/                                     448                12,988
 Papa John's International /1/                              135                 3,766
                                                                               45,429
RUBBER-TIRES (0.07%)
 Bandag                                                     121                 3,626
SAVINGS & LOANS/THRIFTS (2.17%)
 Astoria Financial                                          292                16,895
 Dime Bancorp                                               633                21,110
 Dime Bancorp                                               610                   140
 Golden State Bancorp                                       787                23,453
 Greenpoint Financial                                       590                21,712
 Roslyn Bancorp                                             361                 9,209
 Sovereign Bancorp                                        1,439                15,268
 Webster Financial                                          286                 9,112
                                                                              116,899
SCHOOLS (0.71%)
 Apollo Group /1/                                           669                20,806
 DeVry /1/                                                  407                12,865
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SCHOOLS (CONTINUED)
                                                                           $
 Sylvan Learning Systems /1/                                218                 4,408
                                                                               38,079
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.18%)
 Atmel /1/                                                2,726                37,863
 Cirrus Logic /1/                                           461                 7,496
 Cypress Semiconductor /1/                                  768                17,357
 Integrated Device Technology /1/                           624                24,442
 Micrel /1/                                                 498                16,912
 Triquint Semiconductor /1/                                 458                13,296
                                                                              117,366
SEMICONDUCTOR EQUIPMENT (0.53%)
 Credence Systems /1/                                       315                 7,481
 Lam Research /1/                                           717                21,223
                                                                               28,704
SHIPBUILDING (0.25%)
 Newport News Shipbuilding                                  206                13,318
SOAP & CLEANING PRODUCTS (0.10%)
 Church & Dwight                                            225                 5,398
STEEL-PRODUCERS (0.24%)
 AK Steel Holding                                           628                 8,145
 Carpenter Technology                                       129                 3,380
 Ryerson Tull                                               138                 1,510
                                                                               13,035
TELECOMMUNICATION EQUIPMENT (0.70%)
 Adtran /1/                                                 230                 6,291
 Advanced Fibre Communication /1/                           472                 7,406
 Antec /1/                                                  211                 1,739
 Commscope /1/                                              299                 5,645
 Harris                                                     386                11,097
 Plantronics /1/                                            288                 5,633
                                                                               37,811
TELECOMMUNICATION SERVICES (0.08%)
 Mastec /1/                                                 277                 4,061
TELECOMMUNICATIONS (0.15%)
 Newport                                                    208                 7,862
TELEPHONE-INTEGRATED (1.25%)
 Broadwing                                                1,264                31,347
 Telephone & Data Systems                                   343                36,015
                                                                               67,362
TELEVISION (0.27%)
 Chris-Craft Industries /1/                                 204                14,484
TEXTILE-APPAREL (0.03%)
 Unifi                                                      317                 1,896
TEXTILE-HOME FURNISHINGS (0.19%)
 Mohawk Industries /1/                                      306                 9,994
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TEXTILE-PRODUCTS (0.03%)
                                                                           $
 Westpoint Stevens                                          290                 1,876
THERAPEUTICS (0.68%)
 COR Therapeutics /1/                                       318                 9,858
 Gilead Sciences /1/                                        550                26,939
                                                                               36,797
TOBACCO (0.76%)
 RJ Reynolds Tobacco Holdings                               596                34,908
 Universal                                                  157                 6,076
                                                                               40,984
TRANSACTIONAL SOFTWARE (0.03%)
 Transaction Systems Architects /1/                         212                 1,789
TRANSPORT-AIR FREIGHT (0.43%)
 Airborne                                                   273                 2,501
 Atlas Air Worldwide Holdings /1/                           223                 5,664
 CNF                                                        284                 8,707
 EGL /1/                                                    272                 6,449
                                                                               23,321
TRANSPORT-EQUIPMENT & LEASING (0.21%)
 Gatx                                                       278                11,078
TRANSPORT-MARINE (0.21%)
 Alexander & Baldwin                                        236                 5,326
 Overseas Shipholding Group                                 199                 6,030
                                                                               11,356
TRANSPORT-RAIL (0.08%)
 Wisconsin Central Transport /1/                            274                 4,400
TRANSPORT-SERVICES (0.53%)
 C.H. Robinson Worldwide                                    494                13,368
 Expeditors International Washington I                      300                15,009
                                                                               28,377
TRANSPORT-TRUCK (0.19%)
 JB Hunt Transport Services                                 205                 3,690
 Swift Transportation /1/                                   369                 6,720
                                                                               10,410
TRAVEL SERVICES (0.24%)
 Galileo International                                      519                12,674
WATER (0.33%)
 American Water Works                                       575                17,825
WEB HOSTING & DESIGN (0.13%)
 Macromedia /1/                                             312                 7,070
WIRELESS EQUIPMENT (0.65%)
 Powerwave Technologies /1/                                 369                 6,705
 RF Micro Devices /1/                                       953                27,999
                                                                               34,704
                                           TOTAL COMMON STOCKS              5,299,608

                                                     Principal
                                                       Amount                Value
--------------------------------------------------------------------------------------------
FEDERAL AGENCY SHORT-TERM OBLIGATION (0.58%)
FINANCE-MORTGAGE LOAN/BANKER (0.58%)
 Investment in Joint Trading Account; Federal
  Home Loan Mortgage                                 10,000,000
                                                     $                     $
  4.50%; 05/01/01                                        31,423                31,423
                    TOTAL FEDERAL AGENCY SHORT-TERM OBLIGATION                 31,423
                                                                           ----------

                          TOTAL PORTFOLIO INVESTMENTS (99.20%)              5,331,031
CASH AND RECEIVABLES, NET OF LIABILITIES
 (0.80%)                                                                       42,951
                                    TOTAL NET ASSETS (100.00%)             $5,373,982
                                                                           ------------

See accompanying notes.

                           MIDCAP S&P 400 INDEX FUND

                           APRIL 30, 2001 (UNAUDITED)
See accompanying notes.

                           MIDCAP S&P 400 INDEX FUND

                           APRIL 30, 2001 (UNAUDITED)

See accompanying notes.

                           MIDCAP S&P 400 INDEX FUND

                           APRIL 30, 2001 (UNAUDITED)
See accompanying notes.

                           MIDCAP S&P 400 INDEX FUND

                           APRIL 30, 2001 (UNAUDITED)

See accompanying notes.

                           MIDCAP S&P 400 INDEX FUND

                           APRIL 30, 2001 (UNAUDITED)
See accompanying notes.

                           MIDCAP S&P 400 INDEX FUND

                           APRIL 30, 2001 (UNAUDITED)

See accompanying notes.

                           MIDCAP S&P 400 INDEX FUND

                           APRIL 30, 2001 (UNAUDITED)

/1 /Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                               MIDCAP VALUE FUND

                           APRIL 30, 2001 (UNAUDITED)

                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (89.15%)
AGRICULTURAL OPERATIONS (0.65%)
                                                                           $
 Monsanto                                                 1,200                37,140
AIRLINES (1.64%)
 Southwest Airlines                                       5,150                93,782
APPAREL MANUFACTURERS (1.18%)
 Jones Apparel Group /1/                                  1,700                67,558
BATTERIES/BATTERY SYSTEMS (0.66%)
 Energizer Holdings /1/                                   1,600                38,112
BEVERAGES-NON-ALCOHOLIC (1.12%)
 Pepsi Bottling Group                                     1,600                64,032
BROADCASTING SERVICES & PROGRAMMING (1.16%)
 Fox Entertainment Group /1/                              2,900                66,555
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (1.12%)
 Masco                                                    2,800                64,400
CASINO HOTELS (0.49%)
 Park Place Entertainment /1/                             2,500                27,800
CHEMICALS-DIVERSIFIED (0.66%)
 Rohm & Haas                                              1,100                37,807
COMMERCIAL BANKS (3.35%)
 City National                                            1,200                46,380
 Compass Bancshares                                       1,200                27,768
 M&T Bank                                                   800                57,240
 Marshall & Ilsley                                        1,200                60,552
                                                                              191,940
COMMERCIAL SERVICE-FINANCE (1.21%)
 Moody's                                                  2,200                69,080
COMPUTER SERVICES (2.92%)
 DST Systems /1/                                          1,605                78,838
 Sungard Data Systems /1/                                 1,600                88,432
                                                                              167,270
COMPUTERS-INTEGRATED SYSTEMS (1.36%)
 Diebold                                                  2,400                78,216
CONSULTING SERVICES (0.68%)
 KPMG Consulting /1/                                      2,500                39,025
CONSUMER PRODUCTS-MISCELLANEOUS (0.61%)
 Clorox                                                   1,100                35,013
CONTAINERS-PAPER & PLASTIC (0.79%)
 Bemis                                                    1,200                45,132
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DENTAL SUPPLIES & EQUIPMENT (1.30%)
                                                                           $
 Dentsply International                                   1,900                74,442
DIRECT MARKETING (0.84%)
 Harte-Hanks Communications                               2,100                48,321
DIVERSIFIED MANUFACTURING OPERATIONS (4.84%)
 Cooper Industries                                        1,200                44,844
 Danaher                                                  1,500                84,015
 Pentair                                                  1,900                58,463
 SPX                                                        800                90,088
                                                                              277,410
ELECTRIC-INTEGRATED (8.22%)
 Allegheny Energy                                           900                46,044
 Constellation Energy Group                                 600                28,644
 DQE                                                        800                24,344
 Entergy                                                  2,100                85,050
 Exelon                                                     800                55,240
 Kansas City Power & Light                                1,600                41,760
 Montana Power                                            4,300                53,578
 Pinnacle West Capital                                    1,400                70,266
 PPL                                                      1,200                66,000
                                                                              470,926
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.19%)
 Virata /1/                                                 800                10,880
ELECTRONIC PARTS DISTRIBUTION (1.56%)
 Avnet                                                    3,500                89,285
ENERGY-ALTERNATE SOURCES (0.37%)
 Aquila /1/                                                 700                21,217
FINANCE-CREDIT CARD (0.44%)
 Capital One Financial                                      400                25,144
FINANCE-INVESTMENT BANKER & BROKER (1.27%)
 Lehman Brothers Holdings                                 1,000                72,750
FINANCIAL GUARANTEE INSURANCE (1.78%)
 AMBAC Financial Group                                      700                37,667
 PMI Group                                                1,000                64,300
                                                                              101,967
FOOD (0.37%)
 Archer-Daniels-Midland                                   1,800                21,438
FOOD-MISCELLANEOUS/DIVERSIFIED (0.53%)
 Sensient Technologies                                    1,700                30,600
GAS-DISTRIBUTION (1.51%)
 MCN Energy Group                                         3,300                86,724
HOTELS & MOTELS (1.04%)
 Marriott International                                   1,300                59,644
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INDEPENDENT POWER PRODUCER (0.64%)
                                                                           $
 Mirant /1/                                                 900                36,720
INSURANCE BROKERS (1.04%)
 AON                                                      1,800                59,832
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.45%)
 Franklin Resources                                       1,900                82,935
LIFE & HEALTH INSURANCE (4.96%)
 Lincoln National                                         2,000                92,320
 Nationwide Financial Services                            1,400                57,344
 Protective Life                                          2,200                65,824
 UnumProvident                                            2,300                68,793
                                                                              284,281
MACHINERY-FARM (0.50%)
 Deere                                                      700                28,749
MEDICAL INSTRUMENTS (1.28%)
 Apogent Technologies /1/                                 3,200                73,600
MEDICAL-DRUGS (1.16%)
 Biochem Pharmaceuticals /1/                              2,100                66,465
MEDICAL-GENERIC DRUGS (2.83%)
 Mylan Laboratories                                       4,200               112,308
 Watson Pharmaceutical /1/                                1,000                49,800
                                                                              162,108
METAL-ALUMINUM (0.78%)
 Alcan                                                    1,000                44,500
MULTI-LINE INSURANCE (1.35%)
 Allmerica Financial                                      1,000                50,500
 Cincinnati Financial                                       700                26,866
                                                                               77,366
OFFICE SUPPLIES & FORMS (0.88%)
 Avery Dennison                                             900                50,463
OIL & GAS DRILLING (2.16%)
 Ensco International                                      1,000                38,900
 Global Marine                                            1,600                46,000
 Noble Drilling /1/                                         800                38,800
                                                                              123,700
OIL COMPANY-EXPLORATION & PRODUCTION (1.44%)
 Burlington Resources                                     1,000                47,210
 Murphy Oil                                                 400                32,800
 Ocean Energy                                               123                 2,277
                                                                               82,287
OIL FIELD MACHINERY & EQUIPMENT (2.99%)
 Cooper Cameron /1/                                         200                12,612
 Grant Prideco /1/                                        3,090                61,800
 National-Oilwell /1/                                     1,400                55,370
 Weatherford International                               60,000                41,775
                                                                              171,557
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL REFINING & MARKETING (0.55%)
                                                                           $
 Ultramar Diamond Shamrock                                  700                31,577
OIL-FIELD SERVICES (0.25%)
 Hanover Compressor /1/                                     400                14,560
PAPER & RELATED PRODUCTS (0.99%)
 Weyerhaeuser                                             1,000                56,530
PIPELINES (2.42%)
 Dynegy                                                   2,400               138,840
PROPERTY & CASUALTY INSURANCE (0.53%)
 Fidelity National Financial                              1,300                30,433
PUBLISHING-NEWSPAPERS (0.91%)
 Washington Post                                             90                52,290
REGIONAL BANKS (2.04%)
 FleetBoston Financial                                    2,050                78,658
 Union Planters                                           1,000                38,010
                                                                              116,668
RETAIL-APPAREL & SHOE (1.94%)
 Gap                                                      1,200                33,252
 Limited                                                  4,600                77,832
                                                                              111,084
RETAIL-DISCOUNT (0.80%)
 Family Dollar Stores                                     1,800                45,918
RETAIL-REGIONAL DEPARTMENT STORE (0.45%)
 Federated Department Stores /1/                            600                25,788
RETAIL-RESTAURANTS (0.52%)
 Darden Restaurants                                       1,100                30,041
SAVINGS & LOANS/THRIFTS (2.36%)
 Charter One Financial                                    3,700               108,410
 Golden State Bancorp                                       900                26,820
                                                                              135,230
TELECOMMUNICATION EQUIPMENT (1.20%)
 Harris                                                   2,400                69,000
TELEPHONE-INTEGRATED (4.63%)
 Broadwing                                                4,600               114,080
 Telephone & Data Systems                                 1,440               151,200
                                                                              265,280
THERAPEUTICS (1.13%)
 ImClone Systems /1/                                      1,600                64,736
TRANSPORT-EQUIPMENT & LEASING (1.11%)
 Gatx                                                     1,600                63,760
                                           TOTAL COMMON STOCKS              5,109,908
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
PREFERRED STOCKS (2.92%)
ELECTRIC-INTEGRATED (1.02%)
                                                                           $
 Dominion Resources                                         900                58,590
HEALTH CARE COST CONTAINMENT (1.06%)
 Mckesson Financing Trust                                 1,300                60,937
PIPELINES (0.84%)
 El Paso Energy Capital Trust I                             560                47,981
                                        TOTAL PREFERRED STOCKS                167,508

                                                     Principal
                                                       Amount                Value
--------------------------------------------------------------------------------------------
BONDS (0.71%)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.71%)
 Lattice Semiconductor                               10,000,000
                                                     $                     $
  4.75%; 11/01/06                                        30,000                40,687
                                                   TOTAL BONDS                 40,687

                                                     Principal
                                                       Amount                Value
--------------------------------------------------------------------------------------------
FEDERAL AGENCY SHORT-TERM OBLIGATION (6.47%)
FINANCE-MORTGAGE LOAN/BANKER (6.47%)
 Investment in Joint Trading Account; Federal
  Home Loan Mortgage                                 10,000,000
  4.50%; 05/01/01                                       370,730               370,730
                    TOTAL FEDERAL AGENCY SHORT-TERM OBLIGATION                370,730
                                                                           ----------

                          TOTAL PORTFOLIO INVESTMENTS (99.25%)              5,688,833
CASH AND RECEIVABLES, NET OF LIABILITIES
 (0.75%)                                                                       43,252
                                    TOTAL NET ASSETS (100.00%)             $5,732,085
                                                                           ------------

See accompanying notes.

                               MIDCAP VALUE FUND

                           APRIL 30, 2001 (UNAUDITED)
See accompanying notes.

                               MIDCAP VALUE FUND

                           APRIL 30, 2001 (UNAUDITED)

/1 /Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                               MONEY MARKET FUND

                           APRIL 30, 2001 (UNAUDITED)

                                          Principal

                                          Amount                             Value

--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (68.81%)
ASSET BACKED SECURITIES (11.99%)
 Corporate Asset Funding                             10,000,000
                                                     $                     $
  4.86%; 05/24/01                                       250,000               249,224
 Peacock Funding                                     10,000,000
  4.82%; 05/17/01                                       250,000               249,464
 Quincy Capital                                      10,000,000
  4.98%; 05/08/01                                       250,000               249,758
                                                                              748,446
DIVERSIFIED FINANCIAL SERVICES (6.38%)
 General Electric Capital                            10,000,000
  5.80%; 06/08/01                                       150,000               149,081
 Verizon Network Funding                             10,000,000
  4.93%; 06/15/01                                       100,000                99,384
  5.22%; 05/16/01                                       150,000               149,674
                                                                              398,139
ELECTRIC-INTEGRATED (6.39%)
 Alliant Energy                                      10,000,000
  4.27%; 06/28/01                                       150,000               148,968
 Potomac Electric Power                              10,000,000
  4.60%; 05/11/01                                       250,000               249,681
                                                                              398,649
FINANCE-AUTO LOANS (1.59%)
 Paccar Financial                                    10,000,000
  4.92%; 05/31/01                                       100,000                99,590
FINANCE-CONSUMER LOANS (4.78%)
 American General Finance                            10,000,000
  4.23%; 07/11/01                                       150,000               148,748
 Household Finance                                   10,000,000
  4.45%; 05/07/01                                       150,000               149,889
                                                                              298,637
FINANCE-INVESTMENT BANKER & BROKER (6.79%)
 Bear Stearns                                        10,000,000
  4.65%; 06/26/01                                       100,000                99,277
 Merrill Lynch                                       10,000,000
  4.78%; 05/29/01                                       100,000                99,628
 Morgan Stanley Group                                10,000,000
  5.00%; 05/08/01                                       100,000                99,903
 Salomon Smith Barney Holdings                       10,000,000
  4.90%; 05/04/01                                       125,000               124,949
                                                                              423,757
FINANCE-OTHER SERVICES (9.58%)
 Commoloco                                           10,000,000
  5.97%; 06/21/01                                       100,000                99,154
 Philip Morris Capital                               10,000,000
  5.18%; 05/21/01                                       150,000               149,568
 Sheffield Receivables                               10,000,000
  4.53%; 05/02/01                                       250,000               249,969
 Verizon Global Funding                              10,000,000
  4.97%; 06/07/01                                       100,000                99,489
                                                                              598,180
INSURANCE BROKERS (3.97%)
 Marsh & McLennan                                    10,000,000
  4.63%; 07/06/01                                       250,000               247,878
                                          Principal

                                          Amount                             Value

--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
METAL-DIVERSIFIED (3.97%)
 Rio Tinto                                           10,000,000
                                                     $                     $
  4.57%; 07/09/01                                       250,000               247,810
MONEY CENTER BANKS (3.78%)
 Investment in Joint Trading Account;
  Citicorp                                           10,000,000
  4.69%; 05/01/01                                       236,000               236,000
MULTIMEDIA (4.00%)
 Gannett                                             10,000,000
  5.00%; 05/03/01                                       250,000               249,931
OIL REFINING & MARKETING (3.99%)
 Equilon Enterprises                                 10,000,000
  4.90%; 06/04/01                                       250,000               248,843
TOBACCO (1.60%)
 Philip Morris                                       10,000,000
  5.24%; 05/18/01                                       100,000                99,753
                                        TOTAL COMMERCIAL PAPER              4,295,613

                                          Principal

                                          Amount                             Value

--------------------------------------------------------------------------------------------
BONDS (23.36%)
AEROSPACE & DEFENSE EQUIPMENT (3.22%)
 United Technologies                                 10,000,000
  6.40%; 09/15/01                                       200,000               200,868
COMMERCIAL BANKS (4.00%)
 Bank One                                            10,000,000
  6.59%; 11/28/01                                       250,000               250,000
CONSUMER PRODUCTS-MISCELLANEOUS (2.42%)
 Clorox                                              10,000,000
  8.80%; 07/15/01                                       150,000               151,131
FINANCE-AUTO LOANS (2.46%)
 General Motors Acceptance                           10,000,000
  9.63%; 12/15/01                                       150,000               153,316
FINANCE-CREDIT CARD (1.60%)
 American Express Credit                             10,000,000
  6.75%; 06/01/01                                       100,000               100,120
FINANCE-INVESTMENT BANKER & BROKER (2.40%)
 Bear Stearns                                        10,000,000
  6.75%; 05/01/01                                       150,000               150,000
                                          Principal

                                          Amount                             Value

--------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-OTHER SERVICES (3.23%)
 Ameritech Capital Funding                           10,000,000
                                                     $                     $
  6.13%; 10/15/01                                       200,000               201,366
RETAIL-DISCOUNT (1.61%)
 Target                                              10,000,000
  6.80%; 10/01/01                                       100,000               100,709
TOBACCO (2.42%)
 Philip Morris                                       10,000,000
  7.25%; 09/15/01                                       150,000               151,025
                                                   TOTAL BONDS              1,458,535
                                                                           ----------

                          TOTAL PORTFOLIO INVESTMENTS (92.17%)              5,754,148
CASH AND RECEIVABLES, NET OF
 LIABILITIES (7.83%)                                                          488,857
                                    TOTAL NET ASSETS (100.00%)             $6,243,005
                                                                           ------------

See accompanying notes.

                               MONEY MARKET FUND

                           APRIL 30, 2001 (UNAUDITED)

See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                               PACIFIC BASIN FUND

                           APRIL 30, 2001 (UNAUDITED)

                                                 Shares
                                                  Held               Value
------------------------------------------------------------------------------------
COMMON STOCKS (97.30%)
AIRPORT DEVELOPMENT & MAINTENANCE (1.65%)
                                                                   $
 Japan Airport Terminal                           7,000                77,516
APPAREL MANUFACTURERS (1.93%)
 Onward Kashiyama                                 9,000                90,339
APPLICATIONS SOFTWARE (0.85%)
 Nihon Unisys                                     5,000                40,070
AUDIO & VIDEO PRODUCTS (4.63%)
 Sony                                             2,900               216,910
AUTO-CARS & LIGHT TRUCKS (6.73%)
 Fuji Heavy Industries                           12,000                87,327
 Nissan Motor                                    24,000               164,553
 Toyota Motor                                     1,900                63,213
                                                                      315,093
BROADCASTING SERVICES & PROGRAMMING (0.58%)
 SKY Perfect Communications /1/                      27                27,320
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.57%)
 Sumitomo Osaka Cement                            9,000                26,592
CELLULAR TELECOMMUNICATIONS (5.21%)
 Advanced Info Service Public                     1,000                10,131
 China Mobile                                     9,500                46,653
 Hutchison Telecommunications /1/                18,429                 6,401
 NTT DoCoMo                                           8               164,488
 SmarTone Telecommunications Holdings            14,000                16,425
                                                                      244,098
CHEMICALS-DIVERSIFIED (2.34%)
 Asahi Kasei                                     14,000                72,077
 Tokuyama                                         9,000                37,665
                                                                      109,742
COMMERCIAL BANKS (1.38%)
 H&CB                                             2,195                21,073
 Suruga Bank                                      6,000                43,712
                                                                       64,785
COMPUTERS-INTEGRATED SYSTEMS (5.13%)
 Fujitsu                                          9,000               123,852
 Meitec                                           3,200               116,566
                                                                      240,418
CONTAINERS-PAPER & PLASTIC (0.45%)
 Amcor                                            6,719                20,936
COSMETICS & TOILETRIES (1.39%)
 Kose                                             1,900                65,366
DISTRIBUTION/WHOLESALE (2.30%)
 Canon Sales                                      8,000                81,078
 Li & Fung                                       14,000                26,568
                                                                      107,646
                                                 Shares
                                                  Held               Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (1.11%)
                                                                   $
 Guoco Group                                      9,000                52,045
DIVERSIFIED OPERATIONS (1.77%)
 First Pacific                                   79,000                18,030
 Hutchison Whampoa                                6,000                64,816
                                                                       82,846
ELECTRIC PRODUCTS-MISCELLANEOUS (1.40%)
 Toshiba                                         10,000                65,649
ELECTRIC-GENERATION (0.50%)
 Energy Developments                              1,923                10,766
 Huaneng Power International                     22,000                12,905
                                                                       23,671
ELECTRONIC COMPONENTS-MISCELLANEOUS (4.51%)
 Anritsu                                          3,000                48,059
 Hosiden                                          2,000                51,484
 Omron                                            3,000                55,612
 Samsung Electronics                                300                27,789
 Yaskawa Electric                                 5,000                28,170
                                                                      211,114
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.14%)
 New Japan Radio                                  5,000                29,749
 Rohm                                               400                70,587
                                                                      100,336
ELECTRONIC CONNECTORS (0.67%)
 Hon Hai Precision Industry /1/                   2,300                31,280
ELECTRONIC MEASUREMENT INSTRUMENTS (1.39%)
 Keyence                                            300                65,326
FINANCE-INVESTMENT BANKER & BROKER (4.07%)
 Nikko Securities                                10,000                84,996
 Nomura Securities                                5,000               105,638
                                                                      190,634
FINANCE-LEASING COMPANY (3.36%)
 Orix                                             1,800               157,219
FOOD-DAIRY PRODUCTS (1.53%)
 Yakult Honsha                                    6,000                71,785
IMPORT & EXPORT (2.21%)
 Sumitomo                                        14,000               103,355
INSTRUMENTS-SCIENTIFIC (0.55%)
 Moritex                                            800                25,774
MEDICAL LABORATORY & TESTING SERVICE (0.18%)
 Medical Care Services /1/                       14,787                 8,233
MEDICAL-DRUGS (2.51%)
 Sankyo                                           2,000                41,770
 Takeda Chemical Industries                       1,000                48,245
                                                 Shares
                                                  Held               Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                   $
 Yamanouchi Pharmaceutical                        1,000                27,684
                                                                      117,699
METAL-DIVERSIFIED (0.73%)
 Rio Tinto                                        1,804                34,059
MONEY CENTER BANKS (6.82%)
 DBS Group Holdings                               2,000                17,458
 Mizuho Holdings                                     23               141,684
 Oversea-Chinese Banking                          4,000                24,156
 Sumitomo Mitsui Banking                         14,600               136,386
                                                                      319,684
MULTIMEDIA (2.81%)
 Publishing & Broadcasting                        3,660                19,630
 Tokyo Broadcasting System                        5,000               112,114
                                                                      131,744
OIL COMPANY-EXPLORATION & PRODUCTION (0.31%)
 CNOOC /1/                                       15,000                14,521
PRINTING-COMMERCIAL (0.47%)
 Toppan Forms                                     1,300                21,889
PROPERTY & CASUALTY INSURANCE (0.51%)
 NRMA Insurance Group /1/                        16,700                23,714
PUBLISHING-NEWSPAPERS (0.73%)
 Singapore Press Holdings                         3,000                34,422
REAL ESTATE OPERATOR & DEVELOPER (1.69%)
 Kerry Properties                                23,000                28,312
 Sun Hung Kai Properties                          3,000                27,888
 Westfield Holdings                               3,624                22,954
                                                                       79,154
RESPIRATORY PRODUCTS (0.69%)
 Resmed /1/                                       7,091                32,128
RETAIL-APPAREL & SHOE (0.55%)
 Giordano International                          50,000                25,965
RETAIL-CONSUMER ELECTRONICS (2.10%)
 Yamada Denki                                     1,200                98,498
RETAIL-MISC/DIVERSIFIED (1.07%)
 Jusco                                            2,000                50,026
RUBBER-TIRES (0.74%)
 Bridgestone                                      3,000                34,557
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.66%)
 United Microelectronics /1/                      7,075                77,754
SEMICONDUCTOR EQUIPMENT (0.78%)
 Tokyo Electron                                     500                36,427
                                                 Shares
                                                  Held               Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (0.44%)
                                                                   $
 Datacraft Asia                                   4,000                20,400
TELECOMMUNICATION SERVICES (1.44%)
 China Unicom /1/                                24,000                33,697
 Crosswave Communications /1/                     3,100                 6,355
 SK Telecom                                       1,300                27,365
                                                                       67,417
TELEPHONE-INTEGRATED (4.34%)
 Nippon Telegraph & Telephone                        32               203,343
TELEVISION (1.03%)
 Nippon Television Network                          150                48,326
TOYS (0.69%)
 Nintendo                                           200                32,218
TRANSPORT-MARINE (0.44%)
 Neptune Orient Lines                            25,000                20,725
WATER TREATMENT SYSTEMS (1.84%)
 Kurita Water Industries                          6,000                86,356
WIRE & CABLE PRODUCTS (2.38%)
 Sumitomo Electric Industries                     9,000               111,321
                                   TOTAL COMMON STOCKS              4,558,445
                                                                   ----------

                  TOTAL PORTFOLIO INVESTMENTS (97.30%)              4,558,445
CASH AND RECEIVABLES, NET OF LIABILITIES
 (2.70%)                                                              126,441
                            TOTAL NET ASSETS (100.00%)             $4,684,886
                                                                   ------------

See accompanying notes.

                               PACIFIC BASIN FUND

                           APRIL 30, 2001 (UNAUDITED)

---------------------------------------------------------------










                           ------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                          PARTNERS LARGECAP BLEND FUND

                           APRIL 30, 2001 (UNAUDITED)

                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (26.28%)
AEROSPACE & DEFENSE EQUIPMENT (0.23%)
                                                                         $
 General Dynamics                                         500                 38,540
APPLICATIONS SOFTWARE (0.71%)
 Intuit /1/                                             1,200                 38,448
 Microsoft /1/                                          1,200                 81,300
                                                                             119,748
ATHLETIC FOOTWEAR (0.27%)
 Nike                                                   1,100                 45,991
BEVERAGES-NON-ALCOHOLIC (0.16%)
 Pepsico                                                  600                 26,286
BREWERY (0.24%)
 Anheuser-Busch                                         1,000                 39,990
CABLE TV (0.29%)
 Comcast                                                1,100                 48,301
COMPUTER SERVICES (0.26%)
 Sungard Data Systems /1/                                 800                 44,216
COMPUTERS (0.93%)
 Compaq Computer                                        2,000                 35,000
 Dell Computer /1/                                      1,800                 47,322
 International Business Machines                          400                 46,056
 Sun Microsystems /1/                                   1,600                 27,392
                                                                             155,770
COMPUTERS-MEMORY DEVICES (0.12%)
 EMC                                                      500                 19,800
COMPUTERS-PERIPHERAL EQUIPMENT (0.33%)
 Lexmark International /1/                                900                 55,287
COSMETICS & TOILETRIES (0.21%)
 Procter & Gamble                                         600                 36,030
DATA PROCESSING & MANAGEMENT (0.26%)
 Fiserv /1/                                               800                 44,272
DIVERSIFIED FINANCIAL SERVICES (0.47%)
 Citigroup                                              1,600                 78,640
DIVERSIFIED MANUFACTURING OPERATIONS (0.49%)
 Danaher                                                  600                 33,606
 General Electric                                       1,000                 48,530
                                                                              82,136
ELECTRIC-INTEGRATED (0.45%)
 FPL Group                                                600                 35,940
 Montana Power                                            200                  2,492
 Scana                                                  1,300                 36,478
                                                                              74,910
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.24%)
                                                                         $
 Koninklijke Philips Electronics                        1,300                 40,040
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.44%)
 Advanced Micro Devices /1/                             2,400                 74,400
ENTERPRISE SOFTWARE/SERVICE (0.23%)
 Oracle /1/                                             2,400                 38,784
FIDUCIARY BANKS (0.36%)
 Bank of New York                                       1,200                 60,240
FINANCE-INVESTMENT BANKER & BROKER (0.74%)
 Lehman Brothers Holdings                                 753                 54,781
 Morgan Stanley Dean Witter                             1,100                 69,069
                                                                             123,850
FINANCE-MORTGAGE LOAN/BANKER (0.34%)
 Federal National Mortgage Association                    700                 56,182
FOOD-MISCELLANEOUS/DIVERSIFIED (0.83%)
 Quaker Oats                                              800                 77,600
 Ralston Purina Group                                   2,000                 60,780
                                                                             138,380
FOOD-RETAIL (0.30%)
 Kroger                                                 2,200                 49,698
INSTRUMENTS-CONTROLS (0.26%)
 Johnson Controls                                         600                 43,440
INSURANCE BROKERS (0.29%)
 Marsh & McLennan                                         500                 48,220
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.33%)
 Alliance Capital Management Holding                    1,200                 55,320
MACHINERY-CONSTRUCTION & MINING (0.27%)
 Caterpillar                                              900                 45,180
MEDICAL INSTRUMENTS (0.34%)
 St. Jude Medical                                       1,000                 57,250
MEDICAL PRODUCTS (0.54%)
 Baxter International                                   1,000                 91,150
MEDICAL-BIOMEDICAL/GENE (0.29%)
 Amgen /1/                                                800                 48,912
MEDICAL-DRUGS (2.32%)
 Abbott Laboratories                                    1,700                 78,848
 Allergan                                                 900                 68,400
 American Home Products                                   900                 51,975
 Bristol-Myers Squibb                                     800                 44,800
 Merck                                                    600                 45,582
 Schering-Plough                                        1,000                 38,540
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                         $
 Teva Pharmaceutical Industries                         1,100                 59,895
                                                                             388,040
MEDICAL-HMO (0.29%)
 Wellpoint Health Networks /1/                            500                 49,125
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.24%)
 Cardinal Health                                          600                 40,440
METAL-ALUMINUM (0.32%)
 Alcoa                                                  1,300                 53,820
MONEY CENTER BANKS (0.73%)
 Bank of America                                        1,000                 56,000
 JP Morgan Chase                                        1,400                 67,172
                                                                             123,172
MULTI-LINE INSURANCE (0.38%)
 MetLife Capital Trust I                                  700                 64,050
MULTIMEDIA (0.79%)
 AOL Time Warner /1/                                    1,100                 55,550
 Gannett                                                  700                 45,185
 Viacom /1/                                               600                 31,236
                                                                             131,971
NETWORKING PRODUCTS (0.23%)
 Cisco Systems /1/                                      2,300                 39,054
NON-HAZARDOUS WASTE DISPOSAL (0.35%)
 Waste Management                                       2,400                 58,584
OIL COMPANY-EXPLORATION & PRODUCTION (0.15%)
 Anadarko Petroleum                                       400                 25,848
OIL COMPANY-INTEGRATED (1.15%)
 Chevron                                                  700                 67,592
 Exxon Mobil                                            1,000                 88,600
 Phillips Petroleum                                       600                 35,760
                                                                             191,952
OIL-FIELD SERVICES (0.71%)
 Baker Hughes                                             700                 27,503
 Halliburton                                              900                 38,889
 Schlumberger                                             800                 53,040
                                                                             119,432
PAPER & RELATED PRODUCTS (0.26%)
 International Paper                                    1,100                 43,098
PHYSICAL THERAPY & REHABILITATION CENTERS (0.48%)
 Healthsouth /1/                                        5,700                 80,085
PIPELINES (0.61%)
 Kinder Morgan                                            800                 60,712
 Williams                                               1,000                 42,170
                                                                             102,882
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (0.48%)
                                                                         $
 ACE                                                    1,100                 80,619
REGIONAL BANKS (0.28%)
 Wells Fargo                                            1,000                 46,970
RETAIL-BUILDING PRODUCTS (0.15%)
 Lowe's                                                   400                 25,200
RETAIL-DISCOUNT (0.63%)
 Target                                                 1,400                 53,830
 Wal-Mart Stores                                        1,000                 51,740
                                                                             105,570
RETAIL-DRUG STORE (0.31%)
 Walgreen                                               1,200                 51,336
RETAIL-TOY STORE (0.34%)
 Toys R Us /1/                                          2,300                 57,040
SEMICONDUCTOR EQUIPMENT (0.51%)
 Applied Materials /1/                                    900                 49,140
 Teradyne /1/                                             900                 35,550
                                                                              84,690
TELECOM EQUIPMENT FIBER OPTICS (0.07%)
 Corning                                                  500                 10,985
TELECOMMUNICATION EQUIPMENT (0.37%)
 Nortel Networks                                        1,400                 21,420
 Scientific-Atlanta                                       700                 40,411
                                                                              61,831
TELECOMMUNICATION SERVICES (0.71%)
 Amdocs Automatic Common Exchange Securities
  Trust                                                 1,200                 56,400
 COX Communications                                     1,000                 62,000
                                                                             118,400
TELEPHONE-INTEGRATED (1.44%)
 AT&T                                                   2,400                 53,472
 BellSouth                                                900                 37,764
 Broadwing                                              1,700                 42,160
 Qwest Communications International /1/                 1,300                 53,170
 WorldCom /1/                                           3,000                 54,750
                                                                             241,316
TOBACCO (0.76%)
 Philip Morris                                            900                 45,099
 RJ Reynolds Tobacco Holdings                           1,400                 81,998
                                                                             127,097
                                         TOTAL COMMON STOCKS               4,403,570

                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
PREFERRED STOCKS (1.65%)
MEDICAL-DRUGS (0.41%)
                                                                         $
 Pharmacia                                              1,500                 69,240
MULTIMEDIA (0.23%)
 News                                                   1,200                 39,012
SAVINGS & LOANS/THRIFTS (0.30%)
 Washington Mutual                                      1,000                 50,000
TELECOMMUNICATION SERVICES (0.37%)
 COX Communications                                     1,000                 61,200
TRANSPORT-RAIL (0.34%)
 Union Pacific Capital Trust                            1,200                 57,450
                                      TOTAL PREFERRED STOCKS                 276,902

                                                   Principal
                                                     Amount                 Value
-------------------------------------------------------------------------------------------
BONDS (1.38%)
ADVERTISING AGENCIES (0.32%)
 Omnicom Group                                     10,000,000
                                                   $                     $
  2.25%; 01/06/13                                      30,000                 54,075
DIVERSIFIED MANUFACTURING OPERATIONS (0.32%)
 Tyco International /1/ /2/                        10,000,000
  0.00%; 11/17/20                                      70,000                 53,725
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.33%)
 International Rectifier                           10,000,000
  4.25%; 07/15/07                                      55,000                 54,862
RETAIL-BUILDING PRODUCTS (0.41%)
 Lowe's /1/ /2/                                    10,000,000
  0.00%; 02/16/21                                     100,000                 67,625
                                                 TOTAL BONDS                 230,287
                                                                         -----------

                        TOTAL PORTFOLIO INVESTMENTS (29.31%)               4,910,759
CASH AND RECEIVABLES, NET OF LIABILITIES
 (70.69%)                                                                 11,844,596
                                  TOTAL NET ASSETS (100.00%)             $16,755,355
                                                                         -------------

See accompanying notes.

                          PARTNERS LARGECAP BLEND FUND

                           APRIL 30, 2001 (UNAUDITED)

See accompanying notes.

                          PARTNERS LARGECAP BLEND FUND

                           APRIL 30, 2001 (UNAUDITED)

/1 /Non-income producing security.
/2 /Restricted security - See "Restricted Securities" in the Notes to Financial
  Statements.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                        PARTNERS LARGECAP GROWTH  FUND I

                           APRIL 30, 2001 (UNAUDITED)

                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (96.21%)
AEROSPACE & DEFENSE EQUIPMENT (5.94%)
                                                                  $
 General Dynamics                                1,300               100,204
 United Technologies                             2,200               171,776
                                                                     271,980
APPLICATIONS SOFTWARE (4.69%)
 Intuit /1/                                        800                25,632
 Mercury Interactive /1/                           350                23,153
 Microsoft /1/                                   2,450               165,987
                                                                     214,772
BEVERAGES-NON-ALCOHOLIC (1.78%)
 Coca-Cola                                         250                11,547
 Pepsico                                         1,600                70,096
                                                                      81,643
BREWERY (0.96%)
 Anheuser-Busch                                  1,100                43,989
BROADCASTING SERVICES & PROGRAMMING (2.38%)
 AT&T - Liberty Media /1/                        5,250                84,000
 Clear Channel Communications /1/                  450                25,110
                                                                     109,110
CABLE TV (1.30%)
 Comcast                                         1,350                59,279
CELLULAR TELECOMMUNICATIONS (1.07%)
 Crown Castle International /1/                  2,000                48,980
CIRCUIT BOARDS (0.41%)
 Jabil Circuit /1/                                 650                18,876
COMPUTERS (3.67%)
 Compaq Computer                                 1,300                22,750
 Dell Computer /1/                                 300                 7,887
 Hewlett-Packard                                   600                17,058
 International Business Machines                   800                92,112
 Sun Microsystems /1/                            1,650                28,248
                                                                     168,055
COMPUTERS-INTEGRATED SYSTEMS (0.36%)
 Brocade Communications System /1/                 200                 7,598
 McData /1/                                        386                 8,812
                                                                      16,410
COMPUTERS-MEMORY DEVICES (2.06%)
 EMC                                             1,350                53,460
 StorageNetworks /1/                               500                 5,175
 Veritas Software /1/                              600                35,766
                                                                      94,401
COSMETICS & TOILETRIES (0.95%)
 Colgate-Palmolive                                 400                22,340
 Procter & Gamble                                  350                21,018
                                                                      43,358
DIVERSIFIED FINANCIAL SERVICES (2.79%)
 Citigroup                                       2,600               127,790
DIVERSIFIED MANUFACTURING OPERATIONS (13.76%)
 General Electric                                6,100               296,033
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
                                                                  $
 Tyco International                              6,250               333,562
                                                                     629,595
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.67%)
 Sanmina /1/                                     1,050                30,608
ELECTRONIC COMPONENTS-SEMICONDUCTOR (4.91%)
 Broadcom /1/                                      150                 6,234
 Intel                                           4,200               129,822
 QLogic /1/                                        150                 6,434
 Texas Instruments                               1,700                65,790
 Xilinx /1/                                        350                16,614
                                                                     224,894
ENTERPRISE SOFTWARE/SERVICE (1.34%)
 BEA Systems /1/                                   250                10,213
 Oracle /1/                                      3,150                50,904
                                                                      61,117
FIDUCIARY BANKS (2.19%)
 Bank of New York                                2,000               100,400
FINANCE-INVESTMENT BANKER & BROKER (0.50%)
 Goldman Sachs Group                               250                22,775
FINANCE-MORTGAGE LOAN/BANKER (3.67%)
 Federal Home Loan Mortgage                      2,550               167,790
FOOD-MISCELLANEOUS/DIVERSIFIED (0.42%)
 Quaker Oats                                       200                19,400
FOOD-RETAIL (1.36%)
 Albertson's                                       400                13,360
 Safeway /1/                                       900                48,870
                                                                      62,230
HOTELS & MOTELS (0.28%)
 Starwood Hotels & Resorts Worldwide               350                12,632
INSTRUMENTS-SCIENTIFIC (0.28%)
 Applied Biosystems Group                          400                12,824
MEDICAL INSTRUMENTS (0.97%)
 Medtronic                                       1,000                44,600
MEDICAL PRODUCTS (0.95%)
 Johnson & Johnson                                 450                43,416
MEDICAL-BIOMEDICAL/GENE (0.96%)
 Amgen /1/                                         350                21,399
 CuraGen /1/                                       150                 4,935
 Invitrogen /1/                                    250                17,628
                                                                      43,962
MEDICAL-DRUGS (11.44%)
 Abbott Laboratories                               450                20,871
 American Home Products                          2,000               115,500
 Bristol-Myers Squibb                            1,000                56,000
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                  $
 Eli Lilly                                         400                34,000
 Merck                                             750                56,977
 Pfizer                                          5,550               240,315
                                                                     523,663
MEDICAL-HOSPITALS (0.68%)
 HCA - The Healthcare Company                      800                30,960
MULTI-LINE INSURANCE (1.79%)
 American International Group                    1,000                81,800
MULTIMEDIA (2.65%)
 AOL Time Warner /1/                             2,400               121,200
NETWORKING PRODUCTS (2.42%)
 Cisco Systems /1/                               5,550                94,239
 Lucent Technologies                             1,650                16,516
                                                                     110,755
PHARMACEUTICALS (1.66%)
 Pharmacia                                       1,450                75,777
RETAIL-APPAREL & SHOE (0.46%)
 Limited                                         1,250                21,150
RETAIL-BUILDING PRODUCTS (1.13%)
 Home Depot                                      1,100                51,810
RETAIL-CONSUMER ELECTRONICS (0.20%)
 RadioShack                                        300                 9,189
RETAIL-DISCOUNT (2.84%)
 BJ's Wholesale Club /1/                           200                 9,060
 Costco Wholesale                                  450                15,718
 Dollar General                                  1,050                17,325
 Dollar Tree Stores /1/                            850                17,782
 Wal-Mart Stores                                 1,350                69,849
                                                                     129,734
RETAIL-JEWELRY (0.46%)
 Tiffany                                           650                21,073
SATELLITE TELECOM (0.56%)
 Hughes Electronics                              1,200                25,500
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.49%)
 Analog Devices /1/                                200                 9,462
 Maxim Integrated Products /1/                     250                12,775
                                                                      22,237
SEMICONDUCTOR EQUIPMENT (0.42%)
 Applied Materials /1/                             350                19,110
TELECOM EQUIPMENT FIBER OPTICS (1.08%)
 CIENA /1/                                         150                 8,259
 Corning                                           750                16,478
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOM EQUIPMENT FIBER OPTICS (CONTINUED)
                                                                  $
 JDS Uniphase /1/                                1,150                24,598
                                                                      49,335
TELECOMMUNICATION EQUIPMENT (1.23%)
 Nokia                                             550                18,805
 Qualcomm /1/                                      300                17,208
 Scientific-Atlanta                                350                20,205
                                                                      56,218
TELEPHONE-INTEGRATED (3.64%)
 Qwest Communications International /1/            600                24,540
 Verizon Communications                          1,950               107,386
 WorldCom /1/                                    1,900                34,675
                                                                     166,601
THERAPEUTICS (0.65%)
 Gilead Sciences /1/                               450                22,041
 Tularik /1/                                       350                 7,588
                                                                      29,629
TOBACCO (0.44%)
 Philip Morris                                     400                20,044
WIRELESS EQUIPMENT (1.35%)
 American Tower                                  2,300                61,640
                                  TOTAL COMMON STOCKS              4,402,311
                                                                  ----------

                 TOTAL PORTFOLIO INVESTMENTS (96.21%)              4,402,311
CASH AND RECEIVABLES, NET OF LIABILITIES
 (3.79%)                                                             173,273
                           TOTAL NET ASSETS (100.00%)             $4,575,584
                                                                  ------------

See accompanying notes.

                        PARTNERS LARGECAP GROWTH  FUND I

                           APRIL 30, 2001 (UNAUDITED)
See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                        PARTNERS LARGECAP GROWTH FUND II

                           APRIL 30, 2001 (UNAUDITED)

                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (95.75%)
APPLICATIONS SOFTWARE(6.54%)
                                                                  $
 Compuware /1/                                   2,000                20,560
 Microsoft /1/                                   4,000               271,000
                                                                     291,560
AUTO-MEDIUM & HEAVY DUTY TRUCKS(0.22%)
 Paccar                                            200                 9,704
BEVERAGES-NON-ALCOHOLIC(3.05%)
 Pepsico                                         3,100               135,811
BREWERY(1.97%)
 Anheuser-Busch                                    900                35,991
 Heineken                                        1,000                51,819
                                                                      87,810
CABLE TV(0.67%)
 Charter Communications /1/                      1,400                29,974
CELLULAR TELECOMMUNICATIONS(2.31%)
 NTT DoCoMo                                      1,000               102,805
CIRCUIT BOARDS(0.72%)
 Jabil Circuit /1/                               1,100                31,944
COMPUTER AIDED DESIGN(0.28%)
 Cadence Design Systems /1/                        600                12,420
COMPUTERS(4.16%)
 Apple Computer                                  1,000                25,490
 Dell Computer /1/                               2,000                52,580
 International Business Machines                   800                92,112
 Sun Microsystems /1/                              900                15,408
                                                                     185,590
COMPUTERS-INTEGRATED SYSTEMS(0.90%)
 Synopsys /1/                                      700                40,201
COMPUTERS-MEMORY DEVICES(0.71%)
 EMC                                               700                27,720
 StorageNetworks /1/                               400                 4,140
                                                                      31,860
COMPUTERS-PERIPHERAL EQUIPMENT(1.24%)
 Lexmark International /1/                         900                55,287
DIVERSIFIED FINANCIAL SERVICES(2.10%)
 Citigroup                                       1,900                93,385
DIVERSIFIED MANUFACTURING OPERATIONS(2.67%)
 Eaton                                             100                 7,361
 General Electric                                2,300               111,619
                                                                     118,980
ELECTRIC-INTEGRATED(0.97%)
 American Electric Power                           400                19,736
 Duke Energy                                       500                23,380
                                                                      43,116
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-MISCELLANEOUS(0.26%)
                                                                  $
 Sanmina /1/                                       400                11,660
ELECTRONIC COMPONENTS-SEMICONDUCTOR(7.00%)
 Applied Micro Circuits /1/                        300                 7,806
 Conexant Systems /1/                              600                 6,450
 Intel                                           4,800               148,368
 Micron Technology                               1,500                68,070
 Texas Instruments                               2,100                81,270
                                                                     311,964
ENGINES-INTERNAL COMBUSTION(0.19%)
 Cummins Engine                                    200                 8,280
ENTERPRISE SOFTWARE/SERVICE(1.07%)
 BEA Systems /1/                                   300                12,255
 BMC Software /1/                                1,000                24,190
 Oracle /1/                                        700                11,312
                                                                      47,757
FIDUCIARY BANKS(0.76%)
 Northern Trust                                    200                13,006
 State Street                                      200                20,756
                                                                      33,762
FINANCE-CONSUMER LOANS(0.48%)
 USA Education                                     300                21,330
FINANCE-MORTGAGE LOAN/BANKER(0.98%)
 Federal Home Loan Mortgage                        300                19,740
 Federal National Mortgage Association             300                24,078
                                                                      43,818
FOOD-CONFECTIONERY(0.54%)
 Wm. Wrigley Jr.                                   500                24,155
FOOD-MISCELLANEOUS/DIVERSIFIED(1.39%)
 Nestle                                            600                62,116
FOOD-RETAIL(0.24%)
 Safeway /1/                                       200                10,860
LIFE & HEALTH INSURANCE(0.99%)
 Aflac                                             700                22,260
 American General                                  500                21,805
                                                                      44,065
MEDICAL INSTRUMENTS(1.76%)
 Medtronic                                       1,500                66,900
 St. Jude Medical                                  200                11,450
                                                                      78,350
MEDICAL-BIOMEDICAL/GENE(2.49%)
 Amgen /1/                                       1,100                67,254
 Genzyme /1/                                       400                43,588
                                                                     110,842
MEDICAL-DRUGS(13.13%)
 Abbott Laboratories                             2,100                97,398
 American Home Products                          1,300                75,075
 Aventis                                           500                38,450
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS(CONTINUED)
                                                                  $
 Eli Lilly                                         600                51,000
 Novartis                                        2,400                93,960
 Pfizer                                          5,300               229,490
                                                                     585,373
METAL-ALUMINUM(0.78%)
 Alcan                                             500                22,250
 Alcoa                                             300                12,420
                                                                      34,670
MULTI-LINE INSURANCE(2.39%)
 American International Group                    1,300               106,340
MULTIMEDIA(0.65%)
 Viacom /1/                                        555                28,893
NETWORKING PRODUCTS(1.16%)
 Cisco Systems /1/                               2,400                40,752
 Oni Systems /1/                                   300                10,779
                                                                      51,531
OIL COMPANY-INTEGRATED(0.65%)
 USX-Marathon Group                                900                28,764
OIL REFINING & MARKETING(1.25%)
 Tosco                                             700                32,235
 Ultramar Diamond Shamrock                         200                 9,022
 Valero Energy                                     300                14,448
                                                                      55,705
PHARMACEUTICALS(1.99%)
 Pharmacia                                       1,700                88,842
PUBLICLY TRADED INVESTMENT FUND(7.94%)
 iShares Russell 2000 Index Fund                   600                58,200
 Nasdaq 100 Shares /1/                           3,100               143,065
 S&P MidCap 400 Depository Receipts                700                65,310
 S&P 500 Depository Receipts                       700                87,437
                                                                     354,012
REGIONAL BANKS(0.80%)
 Fifth Third Bancorp                               400                21,504
 Wells Fargo                                       300                14,091
                                                                      35,595
RETAIL-APPAREL & SHOE(0.75%)
 Gap                                             1,200                33,252
RETAIL-BUILDING PRODUCTS(3.17%)
 Home Depot                                      3,000               141,300
RETAIL-DISCOUNT(4.83%)
 Target                                          1,700                65,365
 Wal-Mart Stores                                 2,900               150,046
                                                                     215,411
SAVINGS & LOANS/THRIFTS(1.23%)
 Washington Mutual                               1,100                54,923
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS(2.10%)
                                                                  $
 Linear Technology                               1,100                52,844
 Maxim Integrated Products /1/                     800                40,880
                                                                      93,724
SEMICONDUCTOR EQUIPMENT(3.75%)
 Applied Materials /1/                           1,200                65,520
 Lam Research /1/                                1,300                38,480
 Novellus Systems /1/                              500                27,575
 Teradyne /1/                                      900                35,550
                                                                     167,125
TELECOM EQUIPMENT FIBER OPTICS(0.17%)
 Luminent /1/                                      500                 2,130
 MRV Communications /1/                            700                 5,313
                                                                       7,443
TELECOMMUNICATION EQUIPMENT(1.92%)
 Nokia                                           1,500                51,285
 Qualcomm /1/                                      600                34,416
                                                                      85,701
TELECOMMUNICATION SERVICES(0.43%)
 Avaya /1/                                       1,300                19,227
                                  TOTAL COMMON STOCKS              4,267,237
                                                                  ----------

                 TOTAL PORTFOLIO INVESTMENTS (95.75%)              4,267,237
CASH AND RECEIVABLES, NET OF LIABILITIES
 (4.25%)                                                             189,210
                           TOTAL NET ASSETS (100.00%)             $4,456,447
                                                                  ------------

See accompanying notes.

                        PARTNERS LARGECAP GROWTH FUND II

                           APRIL 30, 2001 (UNAUDITED)
See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                          PARTNERS LARGECAP VALUE FUND

                           APRIL 30, 2001 (UNAUDITED)

                                                  Shares
                                                   Held               Value
-------------------------------------------------------------------------------------
COMMON STOCKS (93.91%)
AEROSPACE & DEFENSE (1.03%)
                                                                    $
 Boeing                                              300                18,540
 Northrop Grumman                                     75                 6,769
 Raytheon                                          1,200                35,436
                                                                        60,745
AEROSPACE & DEFENSE EQUIPMENT (1.17%)
 B.F. Goodrich                                       850                33,490
 Lockheed Martin                                   1,000                35,160
                                                                        68,650
APPAREL MANUFACTURERS (0.41%)
 VF                                                  600                24,354
APPLIANCES (0.55%)
 Whirlpool                                           575                32,068
AUTO-CARS & LIGHT TRUCKS (0.20%)
 Ford Motor                                          400                11,792
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.33%)
 Dana                                                800                15,704
 Delphi Automotive Systems                         2,300                34,270
 Visteon                                           1,700                28,101
                                                                        78,075
BEVERAGES-NON-ALCOHOLIC (0.37%)
 Pepsico                                             500                21,905
BREWERY (0.09%)
 Anheuser-Busch                                      125                 4,999
BROADCASTING SERVICES & PROGRAMMING (0.11%)
 AT&T - Liberty Media /1/                            400                 6,400
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.47%)
 Vulcan Materials                                    600                27,738
BUILDING PRODUCTS-AIR & HEATING (0.41%)
 American Standard /1/                               400                24,100
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.20%)
 Martin Marietta Materials                           250                11,493
BUILDING-RESIDENTIAL & COMMERCIAL (0.51%)
 Centex                                              700                30,205
CHEMICALS-DIVERSIFIED (2.83%)
 Dow Chemical                                      2,127                71,148
 E.I. Du Pont de Nemours                           1,400                63,266
 PPG Industries                                      600                31,890
                                                                       166,304
CHEMICALS-SPECIALTY (1.59%)
 Ashland                                             800                34,448
 Cabot                                               400                13,004
 Eastman Chemical                                    400                21,296
 Great Lakes Chemical                                300                 9,429
                                                  Shares
                                                   Held               Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (CONTINUED)
                                                                    $
 Millennium Chemicals                                900                15,120
                                                                        93,297
COATINGS & PAINT (0.43%)
 Sherwin-Williams                                  1,200                25,176
COMMERCIAL BANKS (2.35%)
 Amsouth Bancorp.                                  1,800                30,870
 Regions Financial                                 1,200                36,540
 SouthTrust                                          900                42,795
 UnionBanCal                                         900                27,486
                                                                       137,691
COMMERCIAL SERVICE-FINANCE (0.47%)
 H&R Block                                           500                27,500
COMPUTERS (0.54%)
 Hewlett-Packard                                     600                17,058
 International Business Machines                     125                14,393
                                                                        31,451
COMPUTERS-MEMORY DEVICES (0.39%)
 Quantum /1/                                       2,000                22,800
CONSUMER PRODUCTS-MISCELLANEOUS (0.48%)
 Fortune Brands                                      900                28,035
CONTAINERS-PAPER & PLASTIC (1.19%)
 Bemis                                               300                11,283
 Smurfit-Stone Container /1/                       2,000                29,300
 Sonoco Products                                   1,300                29,055
                                                                        69,638
COSMETICS & TOILETRIES (0.72%)
 Procter & Gamble                                    700                42,035
DISTRIBUTION/WHOLESALE (0.68%)
 Genuine Parts                                     1,100                29,700
 Tech Data /1/                                       300                10,458
                                                                        40,158
DIVERSIFIED FINANCIAL SERVICES (2.76%)
 Citigroup                                         3,300               162,195
DIVERSIFIED MANUFACTURING OPERATIONS (1.30%)
 Cooper Industries                                   500                18,685
 Eaton                                               100                 7,361
 FMC                                                 175                12,546
 General Electric                                    200                 9,706
 ITT Industries                                      500                22,035
 Minnesota Mining & Manufacturing                     50                 5,950
                                                                        76,283
ELECTRIC-INTEGRATED (6.07%)
 Ameren                                              700                29,379
 American Electric Power                             800                39,472
 Cinergy                                             900                31,212
 CMS Energy                                        1,000                31,300
 Consolidated Edison                               1,000                37,410
                                                  Shares
                                                   Held               Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                    $
 DQE                                                 800                24,344
 FirstEnergy                                       1,100                33,330
 GPU                                                 500                16,655
 PG&E                                              1,450                13,006
 Potomac Electric Power                              600                13,116
 TXU                                                 900                39,564
 Western Resources                                   400                 9,908
 XCEL Energy                                       1,200                37,440
                                                                       356,136
ELECTRONIC CONNECTORS (0.28%)
 Thomas & Betts                                      800                16,536
ELECTRONIC PARTS DISTRIBUTION (0.50%)
 Arrow Electronics                                   600                16,800
 Avnet                                               500                12,755
                                                                        29,555
ENGINES-INTERNAL COMBUSTION (0.52%)
 Briggs & Stratton                                   250                10,125
 Cummins Engine                                      500                20,700
                                                                        30,825
FIDUCIARY BANKS (0.11%)
 Bank of New York                                    125                 6,275
FINANCE-CONSUMER LOANS (0.98%)
 Household International                             900                57,618
FINANCE-CREDIT CARD (0.36%)
 American Express                                    500                21,220
FINANCE-INVESTMENT BANKER & BROKER (0.74%)
 Merrill Lynch                                       200                12,340
 Morgan Stanley Dean Witter                          500                31,395
                                                                        43,735
FINANCE-MORTGAGE LOAN/BANKER (2.76%)
 Federal Home Loan Mortgage                        1,000                65,800
 Federal National Mortgage Association             1,200                96,312
                                                                       162,112
FOOD (0.55%)
 Archer-Daniels-Midland                            2,700                32,157
FOOD-MEAT PRODUCTS (0.30%)
 IBP                                               1,100                17,490
FOOD-MISCELLANEOUS/DIVERSIFIED (1.61%)
 Conagra Foods                                     1,650                34,337
 H.J. Heinz                                          975                38,171
 Sara Lee                                          1,100                21,901
                                                                        94,409
FOOD-WHOLESALE/DISTRIBUTION (0.16%)
 Supervalu                                           700                 9,569
                                                  Shares
                                                   Held               Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOME DECORATION PRODUCTS (0.69%)
                                                                    $
 Newell Rubbermaid                                 1,500                40,440
HOME FURNISHINGS (0.53%)
 Leggett & Platt                                   1,600                31,056
HOTELS & MOTELS (0.40%)
 Hilton Hotels                                     2,100                23,205
INDUSTRIAL GASES (1.30%)
 Air Products & Chemicals                            900                38,691
 Praxair                                             800                37,864
                                                                        76,555
INSTRUMENTS-CONTROLS (1.17%)
 Johnson Controls                                    500                36,200
 Parker Hannifin                                     700                32,634
                                                                        68,834
INSURANCE BROKERS (0.57%)
 AON                                               1,000                33,240
LEISURE & RECREATION PRODUCTS (0.17%)
 Brunswick                                           500                10,030
LIFE & HEALTH INSURANCE (1.25%)
 American General                                    200                 8,722
 Lincoln National                                    700                32,312
 Torchmark                                           850                32,206
                                                                        73,240
MEDICAL PRODUCTS (1.87%)
 Becton Dickinson                                  1,000                32,350
 Johnson & Johnson                                   800                77,184
                                                                       109,534
MEDICAL-DRUGS (2.19%)
 Abbott Laboratories                                 600                27,828
 Bristol-Myers Squibb                                400                22,400
 Merck                                               675                51,280
 Schering-Plough                                     700                26,978
                                                                       128,486
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.25%)
 Bergen Brunswig                                     800                14,640
MONEY CENTER BANKS (4.22%)
 Bank of America                                   2,000               112,000
 First Union                                       1,800                53,946
 JP Morgan Chase                                   1,700                81,566
                                                                       247,512
MULTI-LINE INSURANCE (3.35%)
 American International Group                      1,300               106,340
 MetLife                                           1,100                31,900
 Old Republic International                          700                20,223
 St. Paul                                            850                38,335
                                                                       196,798
                                                  Shares
                                                   Held               Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTIMEDIA (0.41%)
                                                                    $
 Walt Disney                                         800                24,200
OIL COMPANY-EXPLORATION & PRODUCTION (0.61%)
 Kerr-McGee                                          500                35,825
OIL COMPANY-INTEGRATED (8.96%)
 Amerada Hess                                        500                43,750
 Chevron                                             700                67,592
 Conoco                                            1,000                30,290
 Exxon Mobil                                       2,500               221,500
 Occidental Petroleum                              1,400                42,168
 Phillips Petroleum                                  600                35,760
 Texaco                                              700                50,596
 Unocal                                              900                34,344
                                                                       526,000
OIL REFINING & MARKETING (1.90%)
 Sunoco                                              900                34,218
 Tosco                                               800                36,840
 Ultramar Diamond Shamrock                           900                40,599
                                                                       111,657
PAPER & RELATED PRODUCTS (1.55%)
 International Paper                               1,100                43,098
 Mead                                                600                16,920
 Temple-Inland                                       300                15,300
 Westvaco                                            600                15,828
                                                                        91,146
POWER CONVERTER & SUPPLY EQUIPMENT (0.33%)
 Hubbell                                             700                19,334
PROPERTY & CASUALTY INSURANCE (0.57%)
 Chubb                                               500                33,375
REGIONAL BANKS (8.96%)
 Bank One                                          1,700                64,209
 Comerica                                            600                30,858
 FleetBoston Financial                             2,012                77,200
 Huntington Bancshares                             1,400                21,098
 Keycorp                                           1,400                32,452
 National City                                     1,600                43,536
 Suntrust Banks                                      700                44,450
 Union Planters                                      800                30,408
 US Bancorp                                        2,150                45,537
 Wachovia                                            700                42,560
 Wells Fargo                                       2,000                93,940
                                                                       526,248
RETAIL-AUTO PARTS (0.37%)
 Autozone /1/                                        700                21,938
RETAIL-DISCOUNT (0.87%)
 Consolidated Stores /1/                           1,500                16,500
 TJX                                               1,100                34,463
                                                                        50,963
                                                  Shares
                                                   Held               Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-MAJOR DEPARTMENT STORE (0.70%)
                                                                    $
 May Department Stores                             1,100                40,975
RETAIL-REGIONAL DEPARTMENT STORE (0.73%)
 Federated Department Stores /1/                   1,000                42,980
RETAIL-RESTAURANTS (0.14%)
 McDonald's                                          300                 8,250
RUBBER-TIRES (0.51%)
 Goodyear Tire & Rubber                            1,200                29,676
SAVINGS & LOANS/THRIFTS (2.05%)
 Charter One Financial                             1,200                35,160
 Golden West Financial                               600                35,220
 Washington Mutual                                 1,000                49,930
                                                                       120,310
TELEPHONE-INTEGRATED (4.77%)
 AT&T                                              2,000                44,560
 BellSouth                                           900                37,764
 SBC Communications                                2,300                94,875
 Verizon Communications                            1,700                93,619
 WorldCom /1/                                        500                 9,125
                                                                       279,943
TOBACCO (2.13%)
 Philip Morris                                     2,500               125,275
TOOLS-HAND HELD (0.87%)
 Black & Decker                                      700                27,902
 Snap-On                                             800                23,200
                                                                        51,102
TRANSPORT-RAIL (2.00%)
 Burlington Northern Santa Fe                      1,300                38,220
 Norfolk Southern                                  2,000                39,480
 Union Pacific                                       700                39,823
                                                                       117,523
                                    TOTAL COMMON STOCKS              5,513,014
                                                                    ----------

                   TOTAL PORTFOLIO INVESTMENTS (93.91%)              5,513,014
CASH AND RECEIVABLES, NET OF LIABILITIES
 (6.09%)                                                               357,671
                             TOTAL NET ASSETS (100.00%)             $5,870,685
                                                                    ------------

See accompanying notes.

                          PARTNERS LARGECAP VALUE FUND

                           APRIL 30, 2001 (UNAUDITED)
See accompanying notes.

                          PARTNERS LARGECAP VALUE FUND

                           APRIL 30, 2001 (UNAUDITED)

See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                           PARTNERS MIDCAP BLEND FUND

                           APRIL 30, 2001 (UNAUDITED)

                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (92.99%)
ADVERTISING SALES (0.23%)
                                                                  $
 Lamar Advertising /1/                             300                11,595
AEROSPACE & DEFENSE (1.92%)
 Titan /1/                                       5,900                98,530
AEROSPACE & DEFENSE EQUIPMENT (1.08%)
 B.F. Goodrich                                   1,400                55,160
APPAREL MANUFACTURERS (0.08%)
 Jones Apparel Group /1/                           100                 3,974
APPLICATIONS SOFTWARE (1.58%)
 Intuit /1/                                      1,100                35,244
 J.D. Edwards /1/                                  700                 5,530
 Peregrine Systems /1/                             900                23,202
 Rational Software /1/                             700                16,947
                                                                      80,923
AUDIO & VIDEO PRODUCTS (0.59%)
 Polycom /1/                                     1,300                30,199
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.65%)
 Navistar International                          1,300                33,553
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (2.74%)
 Lear /1/                                        1,600                57,600
 Tower Automotive /1/                            7,800                82,680
                                                                     140,280
BEVERAGES-NON-ALCOHOLIC (0.47%)
 Pepsi Bottling Group                              600                24,012
BROADCASTING SERVICES & PROGRAMMING (0.41%)
 AT&T - Liberty Media /1/                        1,300                20,800
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.19%)
 Dycom Industries /1/                              600                 9,858
BUILDING PRODUCTS-AIR & HEATING (0.47%)
 American Standard /1/                             400                24,100
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.54%)
 Martin Marietta Materials                         600                27,582
BUSINESS TO BUSINESS/E-COMMERCE (0.68%)
 I2 Technologies /1/                             2,000                34,820
CABLE TV (0.71%)
 Adelphia Communications /1/                     1,000                36,360
CASINO HOTELS (0.35%)
 Park Place Entertainment /1/                    1,600                17,792
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CELLULAR TELECOMMUNICATIONS (0.48%)
                                                                  $
 Nextel Communications /1/                       1,500                24,375
CHEMICALS-DIVERSIFIED (0.71%)
 Olin                                              300                 5,685
 Rohm & Haas                                       900                30,933
                                                                      36,618
CHEMICALS-SPECIALTY (0.04%)
 W.R. Grace /1/                                  1,100                 1,804
COMMERCIAL BANKS (3.00%)
 Compass Bancshares                                400                 9,256
 Cullen/Frost Bankers                              700                22,400
 First Tennessee National                          500                16,335
 Hibernia                                        1,800                29,376
 Marshall & Ilsley                                 100                 5,046
 Mercantile Bankshares                             100                 3,755
 North Fork Bancorp.                               600                15,930
 Pacific Century Financial                         600                13,440
 UnionBanCal                                       200                 6,108
 Zions Bancorp.                                    600                31,974
                                                                     153,620
COMMERCIAL SERVICE-FINANCE (0.22%)
 Concord EFS /1/                                   100                 4,655
 Nova /1/                                          300                 6,798
                                                                      11,453
COMMERCIAL SERVICES (0.63%)
 Convergys /1/                                     600                21,900
 Quanta Services /1/                               400                10,276
                                                                      32,176
COMPUTER AIDED DESIGN (0.20%)
 Cadence Design Systems /1/                        500                10,350
COMPUTER SERVICES (3.41%)
 Affiliated Computer Services /1/                  600                43,200
 Ceridian /1/                                      600                10,800
 Circle.com /1/                                    300                   297
 DST Systems /1/                                 1,100                54,032
 marchFirst                                      1,700                     -
 Sungard Data Systems /1/                        1,200                66,324
                                                                     174,653
COMPUTERS (0.30%)
 Gateway /1/                                       800                15,200
COMPUTERS-MEMORY DEVICES (0.21%)
 Quantum /1/                                       500                 5,700
 Western Digital /1/                             1,000                 5,320
                                                                      11,020
CONSULTING SERVICES (0.01%)
 Comdisco                                          200                   616
CONSUMER PRODUCTS-MISCELLANEOUS (0.24%)
 Fortune Brands                                    400                12,460
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONTAINERS-PAPER & PLASTIC (0.03%)
                                                                  $
 Gaylord Container /1/                           1,700                 1,666
CRUISE LINES (1.43%)
 Royal Caribbean Cruises                         3,600                73,368
DATA PROCESSING & MANAGEMENT (0.63%)
 SEI Investments                                   800                32,088
DECISION SUPPORT SOFTWARE (0.33%)
 Wind River Systems /1/                            600                16,872
DIVERSIFIED MANUFACTURING OPERATIONS (1.52%)
 ITT Industries                                  1,000                44,070
 SPX                                               300                33,783
                                                                      77,853
DRUG DELIVERY SYSTEMS (0.12%)
 Andrx Group /1/                                   100                 5,900
E-MARKETING/INFORMATION (0.00%)
 24/7 Media                                        400                   220
ELECTRIC PRODUCTS-MISCELLANEOUS (0.05%)
 Ametek                                            100                 2,761
ELECTRIC-INTEGRATED (4.44%)
 Allegheny Energy                                  461                23,585
 ALLETE                                            200                 4,874
 DTE Energy                                        100                 4,192
 Duke Energy                                       900                42,084
 Energy East                                       300                 6,045
 Exelon                                            200                13,810
 Kansas City Power & Light                         100                 2,610
 NiSource                                          700                20,839
 PG&E                                            4,000                35,880
 Pinnacle West Capital                             100                 5,019
 Potomac Electric Power                            500                10,930
 PPL                                               100                 5,500
 Public Service Co. of New Mexico                  200                 7,226
 Public Service Enterprise Group                   300                13,932
 Southern                                          800                18,712
 XCEL Energy                                       400                12,480
                                                                     227,718
ELECTRICAL COMPONENTS & EQUIPMENT (0.44%)
 Power-One /1/                                   1,300                22,763
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.00%)
 Celestica /1/                                     700                35,770
 SCI Systems /1/                                   600                15,330
                                                                      51,100
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.68%)
 Conexant Systems /1/                            6,800                73,100
 LSI Logic /1/                                   2,200                45,034
 Microchip Technology /1/                          600                17,358
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                  $
 Transwitch /1/                                    100                 1,735
                                                                     137,227
ELECTRONIC PARTS DISTRIBUTION (0.50%)
 Avnet                                           1,000                25,510
ENERGY-ALTERNATE SOURCES (0.18%)
 Aquila /1/                                        300                 9,093
ENTERPRISE SOFTWARE/SERVICE (0.22%)
 Brio Technology                                   300                 1,815
 Sybase /1/                                        600                 9,450
                                                                      11,265
ENTERTAINMENT SOFTWARE (0.11%)
 Electronic Arts /1/                               100                 5,662
FIDUCIARY BANKS (1.68%)
 Mellon Financial                                2,100                85,953
FINANCE-CONSUMER LOANS (0.14%)
 USA Education                                     100                 7,110
FINANCE-INVESTMENT BANKER & BROKER (0.73%)
 Bear Stearns                                      600                30,180
 Knight Trading Group /1/                          400                 7,400
                                                                      37,580
FINANCIAL GUARANTEE INSURANCE (0.82%)
 MBIA                                              450                21,533
 PMI Group                                         200                12,860
 Radian Group                                      100                 7,750
                                                                      42,143
FOOD-BAKING (0.19%)
 Earthgrains                                       200                 4,500
 Flowers Foods                                     200                 5,450
                                                                       9,950
FOOD-MEAT PRODUCTS (0.34%)
 IBP                                             1,100                17,490
FOOD-MISCELLANEOUS/DIVERSIFIED (0.22%)
 Dean Foods                                        300                11,100
FOOD-WHOLESALE/DISTRIBUTION (0.05%)
 Fresh Del Monte Produce                           400                 2,720
GAS-DISTRIBUTION (0.27%)
 MCN Energy Group                                  100                 2,628
 Sempra Energy                                     400                11,068
                                                                      13,696
HEALTH CARE COST CONTAINMENT (0.59%)
 Caremark Rx /1/                                 1,900                30,115
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HUMAN RESOURCES (0.08%)
                                                                  $
 Spherion /1/                                      500                 4,085
INDEPENDENT POWER PRODUCER (0.74%)
 Mirant /1/                                        318                12,978
 NRG Energy /1/                                    700                25,025
                                                                      38,003
INDUSTRIAL GASES (0.75%)
 Air Products & Chemicals                          900                38,691
INSTRUMENTS-CONTROLS (0.55%)
 Parker Hannifin                                   600                27,972
INSTRUMENTS-SCIENTIFIC (1.44%)
 Millipore                                         100                 5,735
 Waters /1/                                      1,300                67,860
                                                                      73,595
INTERNET APPLICATION SOFTWARE (0.37%)
 Portal Software /1/                               200                 1,760
 Vignette /1/                                    2,600                17,420
                                                                      19,180
INTERNET BROKERS (0.11%)
 E*trade Group /1/                                 600                 5,640
INTERNET SECURITY (1.64%)
 Checkfree /1/                                     700                27,888
 Network Associates /1/                          5,100                56,253
                                                                      84,141
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.52%)
 Franklin Resources                                400                17,460
 Waddell & Reed Financial                          300                 9,126
                                                                      26,586
LIFE & HEALTH INSURANCE (1.88%)
 John Hancock Financial Services                 2,600                96,590
MACHINERY-GENERAL INDUSTRY (0.10%)
 Surebeam                                          400                 4,880
MEDICAL INSTRUMENTS (1.01%)
 St. Jude Medical                                  900                51,525
MEDICAL LABORATORY & TESTING SERVICE (0.72%)
 Quest Diagnostics /1/                             300                36,960
MEDICAL-BIOMEDICAL/GENE (0.84%)
 Genzyme /1/                                       200                21,794
 Idec Pharmaceuticals /1/                          300                14,760
 Protein Design Labs /1/                           100                 6,425
                                                                      42,979
MEDICAL-DRUGS (2.32%)
 Cephalon /1/                                      800                50,960
 IVAX                                              300                12,015
 Medimmune /1/                                     400                15,660
 Sepracor /1/                                      900                23,724
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                  $
 Teva Pharmaceutical Industries                    300                16,335
                                                                     118,694
MEDICAL-GENERIC DRUGS (0.53%)
 Alpharma                                        1,200                27,144
MEDICAL-HMO (1.93%)
 Health Net /1/                                  1,900                40,945
 Oxford Health Plans /1/                           900                27,990
 Trigon Healthcare /1/                             500                30,105
                                                                      99,040
MEDICAL-HOSPITALS (0.96%)
 Health Management Associates /1/                1,500                26,880
 Tenet Healthcare /1/                              500                22,320
                                                                      49,200
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.25%)
 Bergen Brunswig                                   700                12,810
MISCELLANEOUS INVESTING (0.26%)
 Pinnacle Holdings /1/                           1,500                13,275
MOTION PICTURES & SERVICES (0.04%)
 Metro-Goldwyn-Mayer /1/                           100                 2,043
MULTI-LINE INSURANCE (1.88%)
 Allmerica Financial                               600                30,300
 PartnerRe                                         800                39,224
 Safeco                                          1,000                26,700
                                                                      96,224
NETWORKING PRODUCTS (0.32%)
 3Com /1/                                        1,000                 6,520
 Extreme Networks /1/                              200                 6,580
 JNI /1/                                           300                 3,078
                                                                      16,178
NON-HAZARDOUS WASTE DISPOSAL (0.95%)
 Republic Services /1/                           2,700                48,600
OFFICE FURNISHINGS-ORIGINAL (0.05%)
 Herman Miller                                     100                 2,655
OIL & GAS DRILLING (2.10%)
 Ensco International                               300                11,670
 Global Marine                                     900                25,875
 Noble Drilling /1/                                700                33,950
 Precision Drilling /1/                            700                29,603
 Rowan                                             200                 6,638
                                                                     107,736
OIL COMPANY-EXPLORATION & PRODUCTION (1.17%)
 Cross Timbers Oil                                 200                 5,430
 EOG Resources                                     300                13,917
 Mitchell Energy & Development                     500                27,750
 Ocean Energy                                      700                12,957
                                                                      60,054
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL FIELD MACHINERY & EQUIPMENT (1.20%)
                                                                  $
 Grant Prideco /1/                               1,400                28,000
 National-Oilwell /1/                              400                15,820
 Weatherford International /1/                     300                17,469
                                                                      61,289
OIL-FIELD SERVICES (1.03%)
 Baker Hughes                                      300                11,787
 BJ Services /1/                                   500                41,125
                                                                      52,912
PAPER & RELATED PRODUCTS (0.06%)
 Stora Enso Oyj /1/                                300                 3,261
PIPELINES (2.95%)
 El Paso                                           600                41,280
 Equitable Resources                               200                16,000
 Kinder Morgan                                   1,600                93,920
                                                                     151,200
PRINTING-COMMERCIAL (2.97%)
 Valassis Communications                         4,300               152,005
PROPERTY & CASUALTY INSURANCE (1.18%)
 ACE                                             1,700                60,690
PUBLICLY TRADED INVESTMENT FUND (0.91%)
 S&P MidCap 400 Depository Receipts                500                46,650
PUBLISHING-BOOKS (0.18%)
 Houghton Mifflin                                  200                 9,102
PUBLISHING-PERIODICALS (0.49%)
 Readers Digest Association                        900                24,885
RADIO (0.20%)
 Emmis Communications /1/                          400                10,208
RECREATIONAL CENTERS (1.76%)
 Bally Total Fitness Holding                     3,300                90,420
REGIONAL BANKS (0.09%)
 Keycorp                                           200                 4,636
RENTAL AUTO & EQUIPMENT (0.16%)
 United Rentals /1/                                400                 8,008
RETAIL-APPAREL & SHOE (0.76%)
 Gap                                             1,400                38,794
RETAIL-DISCOUNT (1.60%)
 Costco Wholesale                                1,100                38,423
 Dollar Tree Stores /1/                          1,200                25,104
 Family Dollar Stores                              700                17,857
 ShopKo Stores                                     100                   796
                                                                      82,180
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (0.17%)
                                                                  $
 Outback Steakhouse /1/                            300                 8,697
SATELLITE TELECOM (0.18%)
 Echostar Communications                           300                 8,988
SAVINGS & LOANS/THRIFTS (4.87%)
 Astoria Financial                                 200                11,572
 Charter One Financial                             600                17,580
 Dime Bancorp                                    1,500                50,025
 Golden State Bancorp                            1,400                41,720
 Greenpoint Financial                              500                18,400
 Sovereign Bancorp                               2,400                25,464
 Washington Mutual                               1,700                84,881
                                                                     249,642
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.13%)
 Analog Devices /1/                                500                23,655
 Atmel /1/                                       1,400                19,446
 Cypress Semiconductor /1/                         100                 2,260
 Integrated Device Technology /1/                  100                 3,917
 Triquint Semiconductor /1/                        300                 8,709
                                                                      57,987
SEMICONDUCTOR EQUIPMENT (0.37%)
 Dupont Photomasks /1/                             100                 5,580
 PRI Automation /1/                                700                13,377
                                                                      18,957
STEEL-PRODUCERS (0.15%)
 AK Steel Holding                                  600                 7,782
TELECOM EQUIPMENT FIBER OPTICS (0.02%)
 FLAG Telecom Holdings /1/                         200                 1,250
TELECOMMUNICATION EQUIPMENT (0.44%)
 Advanced Fibre Communication /1/                  200                 3,138
 Qualcomm /1/                                      200                11,472
 Terayon                                         1,700                 8,092
                                                                      22,702
TELECOMMUNICATION SERVICES (0.41%)
 Amdocs /1/                                        300                17,670
 Leap Wireless International /1/                   100                 3,486
                                                                      21,156
TELEPHONE-INTEGRATED (0.96%)
 McLeodUSA /1/                                   4,400                38,940
 XO Communications /1/                           2,600                10,218
                                                                      49,158
TELEVISION (0.65%)
 Chris-Craft Industries /1/                        100                 7,100
 Univision Communications /1/                      600                26,226
                                                                      33,326
THERAPEUTICS (0.86%)
 Gilead Sciences /1/                               900                44,082
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOBACCO (0.57%)
                                                                  $
 RJ Reynolds Tobacco Holdings                      500                29,285
TRANSPORT-AIR FREIGHT (0.33%)
 Atlas Air Worldwide Holdings /1/                  300                 7,620
 CNF                                               300                 9,198
                                                                      16,818
TRANSPORT-RAIL (0.08%)
 Canadian National Railway                         100                 3,959
TRAVEL SERVICES (0.39%)
 Sabre Holdings /1/                                400                19,944
WEB HOSTING & DESIGN (0.24%)
 Exodus Communications /1/                         600                 5,760
 Macromedia /1/                                    300                 6,798
 Psinet                                          2,000                     -
                                                                      12,558
WIRELESS EQUIPMENT (1.27%)
 DMC Stratex Networks /1/                          100                   767
 Motorola                                        1,500                23,325
 Powerwave Technologies /1/                      2,100                38,157
 RF Micro Devices /1/                              100                 2,938
                                                                      65,187
                                  TOTAL COMMON STOCKS              4,765,004

PREFERRED STOCKS (1.59%)
MULTIMEDIA (1.59%)
 News                                            2,500                81,275
                               TOTAL PREFERRED STOCKS                 81,275
                                                                  ----------

                 TOTAL PORTFOLIO INVESTMENTS (94.58%)              4,846,279
CASH AND RECEIVABLES, NET OF LIABILITIES
 (5.42%)                                                             277,631
                           TOTAL NET ASSETS (100.00%)             $5,123,910
                                                                  ------------

See accompanying notes.

                           PARTNERS MIDCAP BLEND FUND

                           APRIL 30, 2001 (UNAUDITED)

See accompanying notes.

                           PARTNERS MIDCAP BLEND FUND

                           APRIL 30, 2001 (UNAUDITED)
See accompanying notes.

                           PARTNERS MIDCAP BLEND FUND

                           APRIL 30, 2001 (UNAUDITED)

See accompanying notes.

                           PARTNERS MIDCAP BLEND FUND

                           APRIL 30, 2001 (UNAUDITED)

/1 /Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                          PARTNERS MIDCAP GROWTH FUND

                           APRIL 30, 2001 (UNAUDITED)

                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (97.76%)
ADVERTISING SALES (0.46%)
                                                                  $
 Lamar Advertising                                 540                20,871
ADVERTISING SERVICES (0.60%)
 Getty Images /1/                                1,090                27,446
APPAREL MANUFACTURERS (0.46%)
 Tommy Hilfiger /1/                              1,720                20,743
APPLICATIONS SOFTWARE (4.91%)
 Citrix Systems /1/                              1,250                35,500
 Mercury Interactive /1/                           880                58,212
 Peregrine Systems /1/                           2,450                63,161
 Quest Software /1/                                580                21,332
 Rational Software /1/                           1,870                45,273
                                                                     223,478
BEVERAGES-NON-ALCOHOLIC (0.43%)
 Pepsi Bottling Group                              490                19,610
CASINO SERVICES (0.49%)
 International Game Technology                     400                22,372
CELLULAR TELECOMMUNICATIONS (0.45%)
 Western Wireless /1/                              460                20,484
CIRCUIT BOARDS (1.36%)
 DDI /1/                                         1,340                32,924
 Jabil Circuit /1/                               1,000                29,040
                                                                      61,964
COMMERCIAL BANKS (0.84%)
 Zions Bancorp.                                    720                38,369
COMMERCIAL SERVICE-FINANCE (1.40%)
 Concord EFS /1/                                 1,370                63,773
COMMERCIAL SERVICES (0.37%)
 Plexus /1/                                        550                16,896
COMPUTER SERVICES (1.34%)
 DST Systems /1/                                   390                19,157
 Sungard Data Systems /1/                          760                42,005
                                                                      61,162
COMPUTERS-INTEGRATED SYSTEMS (2.12%)
 Brocade Communications System /1/               1,230                46,728
 McData /1/                                        830                23,165
 Redback Networks /1/                            1,400                26,656
                                                                      96,549
COMPUTERS-PERIPHERAL EQUIPMENT (0.49%)
 Electronics for Imaging /1/                       800                22,240
DATA PROCESSING & MANAGEMENT (1.01%)
 Fiserv /1/                                        830                45,932
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIAGNOSTIC EQUIPMENT (0.64%)
                                                                  $
 Cytyc /1/                                       1,230                28,967
DIVERSIFIED MANUFACTURING OPERATIONS (0.45%)
 SPX                                               180                20,270
DIVERSIFIED OPERATORS/COMMERCIAL SERVICE (0.95%)
 Cendant /1/                                     2,430                43,108
DRUG DELIVERY SYSTEMS (0.47%)
 Andrx Group /1/                                   360                21,240
E-COMMERCE/SERVICES (0.61%)
 TMP Worldwide /1/                                 580                27,979
E-MARKETING/INFORMATION (0.75%)
 DoubleClick /1/                                 2,750                33,935
EDUCATIONAL SOFTWARE (0.73%)
 SmartForce /1/                                    920                33,111
ELECTRICAL COMPONENTS & EQUIPMENT (0.31%)
 Power-One /1/                                     800                14,008
ELECTRONIC COMPONENTS-MISCELLANEOUS (2.10%)
 Celestica /1/                                     500                25,550
 Sanmina /1/                                     2,400                69,960
                                                                      95,510
ELECTRONIC COMPONENTS-SEMICONDUCTOR (7.26%)
 Advanced Micro Devices /1/                      1,330                41,230
 Agere Systems                                   4,290                30,030
 Applied Micro Circuits /1/                      1,880                48,916
 Lattice Semiconductor /1/                       1,200                29,556
 Microchip Technology /1/                        1,270                36,741
 Nvidia /1/                                        530                44,149
 PMC - Sierra /1/                                  770                32,071
 QLogic /1/                                        800                34,312
 Semtech /1/                                     1,160                33,373
                                                                     330,378
ELECTRONICS-MILITARY (0.68%)
 L-3 Communications Holdings /1/                   400                30,900
ENERGY-ALTERNATE SOURCES (0.79%)
 Aquila /1/                                      1,180                35,766
ENTERPRISE SOFTWARE/SERVICE (1.28%)
 Micromuse /1/                                     710                35,145
 Peoplesoft /1/                                    620                22,965
                                                                      58,110
ENTERTAINMENT SOFTWARE (1.37%)
 Electronic Arts /1/                             1,100                62,282
FINANCE-CREDIT CARD (4.08%)
 Capital One Financial                           1,230                77,318
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-CREDIT CARD (CONTINUED)
                                                                  $
 Providian Financial                             2,030               108,199
                                                                     185,517
FINANCE-INVESTMENT BANKER & BROKER (0.63%)
 Bear Stearns                                      570                28,671
FOOD-DAIRY PRODUCTS (0.61%)
 Suiza Foods /1/                                   600                27,810
FOOD-MISCELLANEOUS/DIVERSIFIED (1.00%)
 General Mills                                   1,160                45,716
HOTELS & MOTELS (0.42%)
 Starwood Hotels & Resorts Worldwide               530                19,128
INDEPENDENT POWER PRODUCER (2.53%)
 Calpine /1/                                     1,770               100,872
 NRG Energy /1/                                    400                14,300
                                                                     115,172
INDUSTRIAL GASES (0.41%)
 Air Products & Chemicals                          430                18,486
INSTRUMENTS-CONTROLS (0.49%)
 Thermo Electron /1/                               840                22,142
INSTRUMENTS-SCIENTIFIC (0.42%)
 Waters /1/                                        370                19,314
INTERNET APPLICATION SOFTWARE (0.84%)
 Interwoven /1/                                  2,620                38,357
INTERNET INFRASTRUCTURE SOFTWARE (0.49%)
 Openwave Systems /1/                              640                22,150
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.70%)
 Waddell & Reed Financial                        1,040                31,637
MEDICAL INFORMATION SYSTEM (1.19%)
 IMS Health                                      1,980                54,351
MEDICAL INSTRUMENTS (1.85%)
 Biomet                                            580                24,783
 St. Jude Medical                                1,040                59,540
                                                                      84,323
MEDICAL LABORATORY & TESTING SERVICE (0.65%)
 Laboratory Corp. of America Holdings /1/          210                29,610
MEDICAL PRODUCTS (1.85%)
 Becton Dickinson                                  840                27,174
 Henry Schein /1/                                  830                31,889
 Minimed /1/                                       630                25,162
                                                                      84,225
MEDICAL-BIOMEDICAL/GENE (2.41%)
 Genzyme /1/                                       410                44,678
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-BIOMEDICAL/GENE (CONTINUED)
                                                                  $
 Idec Pharmaceuticals /1/                          700                34,440
 Invitrogen /1/                                    430                30,319
                                                                     109,437
MEDICAL-DRUGS (5.16%)
 Allergan                                          770                58,520
 Biovail /1/                                       600                23,568
 Cephalon /1/                                      320                20,384
 Forest Laboratories /1/                         1,120                68,488
 King Pharmaceuticals /1/                        1,510                63,616
                                                                     234,576
MEDICAL-GENERIC DRUGS (0.91%)
 Watson Pharmaceutical /1/                         830                41,334
MEDICAL-HMO (1.15%)
 UnitedHealth Group                                800                52,384
MEDICAL-HOSPITALS (1.23%)
 Health Management Associates /1/                1,320                23,654
 Universal Health Services                         360                32,314
                                                                      55,968
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.45%)
 Amerisource Health /1/                            380                20,520
METAL-ALUMINUM (0.44%)
 Alcan                                             450                20,025
MOTION PICTURES & SERVICES (0.83%)
 Macrovision /1/                                   660                37,739
MOTORCYCLE & MOTOR SCOOTER (1.95%)
 Harley-Davidson                                 1,930                88,954
NETWORKING PRODUCTS (1.65%)
 Extreme Networks /1/                              990                32,571
 Oni Systems /1/                                 1,180                42,397
                                                                      74,968
NON-HAZARDOUS WASTE DISPOSAL (0.38%)
 Allied Waste Industries /1/                     1,100                17,512
OIL & GAS DRILLING (0.90%)
 Nabors Industries /1/                             690                41,138
OIL COMPANY-EXPLORATION & PRODUCTION (2.09%)
 Anadarko Petroleum                                550                35,541
 Apache                                            570                36,457
 Noble Affiliates                                  530                23,039
                                                                      95,037
OIL FIELD MACHINERY & EQUIPMENT (0.65%)
 Cooper Cameron /1/                                470                29,638
OIL-FIELD SERVICES (1.12%)
 BJ Services /1/                                   300                24,675
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL-FIELD SERVICES (CONTINUED)
                                                                  $
 Tidewater                                         560                26,247
                                                                      50,922
PHARMACY SERVICES (1.21%)
 Express Scripts /1/                               650                55,185
PHYSICAL THERAPY & REHABILITATION CENTERS (0.49%)
 Healthsouth /1/                                 1,590                22,340
PIPELINES (2.13%)
 Dynegy                                          1,420                82,147
 Kinder Morgan                                     250                14,675
                                                                      96,822
POWER CONVERTER & SUPPLY EQUIPMENT (1.20%)
 Capstone Turbine /1/                            1,860                54,498
RADIO (0.38%)
 Westwood One                                      660                17,325
RETAIL-APPAREL & SHOE (0.53%)
 Talbots                                           580                24,273
RETAIL-BEDDING (1.12%)
 Bed Bath & Beyond /1/                           1,800                50,976
RETAIL-BOOKSTORE (1.01%)
 Barnes & Noble /1/                              1,440                45,778
RETAIL-COMPUTER EQUIPMENT (0.79%)
 CDW Computer Centers /1/                          890                35,974
RETAIL-RESTAURANTS (1.15%)
 Starbucks /1/                                   1,440                27,864
 Tricon Global Restaurants /1/                     550                24,651
                                                                      52,515
SCHOOLS (0.44%)
 Apollo Group /1/                                  640                19,904
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (3.99%)
 Globespan /1/                                   1,430                31,460
 Integrated Device Technology /1/                  840                32,903
 Marvell Technology Group /1/                    1,480                37,296
 Triquint Semiconductor /1/                      1,240                35,997
 Vitesse Semiconductor /1/                       1,290                43,731
                                                                     181,387
SEMICONDUCTOR EQUIPMENT (3.64%)
 Kla-Tencor /1/                                  1,210                66,502
 Lam Research /1/                                1,390                41,144
 Novellus Systems /1/                            1,050                57,907
                                                                     165,553
TELECOMMUNICATION EQUIPMENT (1.76%)
 Sonus Networks /1/                              2,100                53,466
 UTStarcom /1/                                   1,070                26,707
                                                                      80,173
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (0.95%)
                                                                  $
 Broadwing                                       1,030                25,544
 McLeodUSA /1/                                   2,000                17,700
                                                                      43,244
TELEVISION (1.07%)
 Univision Communications /1/                    1,110                48,518
TOYS (0.56%)
 Mattel                                          1,580                25,517
WIRELESS EQUIPMENT (0.74%)
 RF Micro Devices /1/                            1,150                33,787
                                  TOTAL COMMON STOCKS              4,447,983
                                                                  ----------

                 TOTAL PORTFOLIO INVESTMENTS (97.76%)              4,447,983
CASH AND RECEIVABLES, NET OF LIABILITIES
 (2.24%)                                                             101,857
                           TOTAL NET ASSETS (100.00%)             $4,549,840
                                                                  ------------

See accompanying notes.

                          PARTNERS MIDCAP GROWTH FUND

                           APRIL 30, 2001 (UNAUDITED)
See accompanying notes.

                          PARTNERS MIDCAP GROWTH FUND

                           APRIL 30, 2001 (UNAUDITED)

See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                           PARTNERS MIDCAP VALUE FUND

                           APRIL 30, 2001 (UNAUDITED)

                                              Shares
                                               Held               Value
---------------------------------------------------------------------------------
COMMON STOCKS (96.05%)
AEROSPACE & DEFENSE EQUIPMENT (0.67%)
                                                                $
 General Dynamics                                500                38,540
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.57%)
 Lear /1/                                      2,500                90,000
BUILDING-RESIDENTIAL & COMMERCIAL (0.23%)
 Lennar                                          300                13,131
CABLE TV (0.84%)
 Cablevision Systems /1/                         700                48,125
CHEMICALS-SPECIALTY (1.08%)
 Cabot                                         1,900                61,769
COMMERCIAL BANKS (3.37%)
 BB&T                                          1,700                60,214
 M&T Bank                                        800                57,240
 SouthTrust                                    1,600                76,080
                                                                   193,534
COMMERCIAL SERVICE-FINANCE (2.49%)
 Dun & Bradstreet /1/                          3,000                83,310
 Moody's                                       1,900                59,660
                                                                   142,970
COMMERCIAL SERVICES (0.57%)
 Iron Mountain /1/                               900                32,535
COMPUTER AIDED DESIGN (1.15%)
 Cadence Design Systems /1/                    3,200                66,240
COMPUTERS (1.51%)
 Apple Computer                                3,400                86,666
CRUISE LINES (1.34%)
 Carnival                                      2,900                76,850
DIVERSIFIED MANUFACTURING OPERATIONS (0.75%)
 FMC                                             600                43,014
DIVERSIFIED OPERATORS/COMMERCIAL SERVICE (3.28%)
 Cendant /1/                                   6,700               118,858
 Viad                                          2,800                69,608
                                                                   188,466
ELECTRIC-INTEGRATED (7.99%)
 American Electric Power                       1,450                71,543
 Dominion Resources                              900                61,641
 DPL                                           1,600                49,584
 Entergy                                       1,200                48,600
 Exelon                                        1,300                89,765
 Reliant Energy                                1,300                64,415
 Teco Energy                                   2,300                73,577
                                                                   459,125
                                              Shares
                                               Held               Value
---------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.93%)
                                                                $
 Solectron /1/                                 2,100                53,445
ELECTRONIC PARTS DISTRIBUTION (1.46%)
 Arrow Electronics                             3,000                84,000
ENTERPRISE SOFTWARE/SERVICE (1.29%)
 Computer Associates International             2,300                74,037
FILTRATION & SEPARATION PRODUCTS (1.72%)
 Pall                                          4,200                98,574
FINANCE-COMMERCIAL (1.61%)
 Heller Financial                              2,900                92,539
FINANCE-CREDIT CARD (1.31%)
 Capital One Financial                         1,200                75,432
FINANCIAL GUARANTEE INSURANCE (2.10%)
 AMBAC Financial Group                         1,000                53,810
 MBIA                                            750                35,887
 Radian Group                                    400                31,000
                                                                   120,697
FOOD-MISCELLANEOUS/DIVERSIFIED (1.00%)
 Sara Lee                                      2,900                57,739
INDEPENDENT POWER PRODUCER (2.37%)
 Calpine /1/                                   1,400                79,786
 Utilicorp United                              1,600                56,480
                                                                   136,266
INDUSTRIAL GASES (1.42%)
 Air Products & Chemicals                      1,900                81,681
INSTRUMENTS-CONTROLS (1.39%)
 Johnson Controls                              1,100                79,640
INTERNET FINANCIAL SERVICES (0.36%)
 IndyMac Bancorp                                 900                20,610
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.96%)
 Federated Investors                           1,900                55,385
LIFE & HEALTH INSURANCE (2.15%)
 John Hancock Financial Services               1,800                66,870
 UnumProvident                                 1,900                56,829
                                                                   123,699
MEDICAL INSTRUMENTS (0.93%)
 Beckman Coulter                               1,500                53,325
MEDICAL PRODUCTS (1.13%)
 Becton Dickinson                              2,000                64,700
                                              Shares
                                               Held               Value
---------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HOSPITALS (0.78%)
                                                                $
 Tenet Healthcare /1/                          1,000                44,640
MEDICAL-WHOLESALE DRUG DISTRIBUTION (1.34%)
 Bergen Brunswig                               4,200                76,860
MISCELLANEOUS INVESTING (3.18%)
 Boston Properties                             1,900                75,069
 Equity Office Properties Trust                1,200                34,260
 Vornado Realty Trust                          2,000                73,440
                                                                   182,769
MULTI-LINE INSURANCE (1.76%)
 Loews                                         1,500               101,115
MULTIMEDIA (3.40%)
 Belo                                          5,600                98,784
 E.W. Scripps                                    600                38,532
 Gannett                                         900                58,095
                                                                   195,411
NON-HAZARDOUS WASTE DISPOSAL (2.34%)
 Waste Management                              5,500               134,255
OIL & GAS DRILLING (0.81%)
 Rowan                                         1,400                46,466
OIL COMPANY-EXPLORATION & PRODUCTION (5.80%)
 Anadarko Petroleum                              800                51,696
 Apache                                          800                51,168
 Burlington Resources                          1,200                56,652
 Cross Timbers Oil                             1,400                38,010
 EOG Resources                                 1,500                69,585
 Louis Dreyfus Natural Gas /1/                 1,300                49,530
 Mitchell Energy & Development                   300                16,650
                                                                   333,291
OIL COMPANY-INTEGRATED (0.50%)
 USX-Marathon Group                              900                28,764
OIL FIELD MACHINERY & EQUIPMENT (0.91%)
 Weatherford International /1/                   900                52,407
PHARMACY SERVICES (2.24%)
 Omnicare                                      5,800               128,760
PROPERTY & CASUALTY INSURANCE (2.64%)
 Chubb                                         1,000                66,750
 XL Capital                                    1,200                84,960
                                                                   151,710
PUBLISHING-NEWSPAPERS (1.98%)
 Knight Ridder                                 2,100               113,715
RADIO (3.38%)
 COX Radio /1/                                 3,200                82,560
 Entercom Communications /1/                   1,700                77,554
                                              Shares
                                               Held               Value
---------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RADIO (CONTINUED)
                                                                $
 Westwood One                                  1,300                34,125
                                                                   194,239
RETAIL-AUTO PARTS (1.04%)
 Autozone /1/                                  1,900                59,546
RETAIL-BOOKSTORE (1.05%)
 Barnes & Noble /1/                            1,900                60,401
RETAIL-CONSUMER ELECTRONICS (1.17%)
 RadioShack                                    2,200                67,386
RETAIL-RESTAURANTS (1.95%)
 Tricon Global Restaurants /1/                 2,500               112,050
SATELLITE TELECOM (0.94%)
 Echostar Communications                       1,800                53,928
SAVINGS & LOANS/THRIFTS (4.70%)
 Astoria Financial                             1,400                81,004
 Dime Bancorp                                  2,800                93,380
 Greenpoint Financial                          2,600                95,680
                                                                   270,064
SEMICONDUCTOR EQUIPMENT (1.19%)
 Kla-Tencor /1/                                  300                16,488
 Lam Research /1/                                700                20,720
 Novellus Systems /1/                            300                16,545
 Rudolph Technologies /1/                        300                14,427
                                                                    68,180
TELEPHONE-INTEGRATED (2.94%)
 Broadwing                                     4,700               116,560
 Telephone & Data Systems                        500                52,500
                                                                   169,060
TRANSPORT-EQUIPMENT & LEASING (1.04%)
 Gatx                                          1,500                59,775
                                TOTAL COMMON STOCKS              5,517,526
                                                                ----------

               TOTAL PORTFOLIO INVESTMENTS (96.05%)              5,517,526
CASH AND RECEIVABLES, NET OF
 LIABILITIES (3.95%)                                               226,997
                         TOTAL NET ASSETS (100.00%)             $5,744,523
                                                                ------------

See accompanying notes.

                           PARTNERS MIDCAP VALUE FUND

                           APRIL 30, 2001 (UNAUDITED)

See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                        PARTNERS SMALLCAP GROWTH FUND I

                           APRIL 30, 2001 (UNAUDITED)

                                                 Shares
                                                  Held               Value
------------------------------------------------------------------------------------
COMMON STOCKS (90.65%)
APPAREL MANUFACTURERS (0.36%)
                                                                   $
 Gymboree /1/                                     2,300                16,123
APPLICATIONS SOFTWARE (1.82%)
 Actuate /1/                                      6,600                82,566
BANKS (1.77%)
 Boston Private Financial Holdings                4,100                80,360
CELLULAR TELECOMMUNICATIONS (1.75%)
 AirGate PCS /1/                                  2,000                79,200
CHEMICALS-DIVERSIFIED (1.32%)
 Georgia Gulf                                     1,100                20,207
 Lyondell Chemical                                1,300                20,423
 Solutia                                          1,500                19,050
                                                                       59,680
CHEMICALS-PLASTICS (0.45%)
 PolyOne                                          2,400                20,280
COMMERCIAL BANKS (1.20%)
 Greater Bay Bancorp.                             2,000                54,620
COMMERCIAL SERVICES (8.18%)
 Coinstar /1/                                     6,400               117,760
 Corporate Executive Board /1/                    1,300                43,212
 Forrester Research /1/                           1,700                39,287
 Iron Mountain /1/                                1,900                68,685
 Kendle International /1/                         1,300                15,665
 Memberworks /1/                                  3,500                86,240
                                                                      370,849
COMPUTERS (0.29%)
 Virage Logic /1/                                 1,100                13,090
DIRECT MARKETING (0.40%)
 Provell                                          6,000                18,000
DRUG DELIVERY SYSTEMS (0.71%)
 Noven Pharmaceuticals /1/                        1,500                32,205
E-SERVICES/CONSULTING (1.53%)
 Intranet Solutions /1/                           2,100                69,468
ELECTRIC-GENERATION (0.85%)
 Orion Power Holdings /1/                         1,200                38,640
ELECTRICAL COMPONENTS & EQUIPMENT (1.04%)
 Power-One /1/                                    2,700                47,277
ELECTRONIC COMPONENTS & ACCESSORIES (1.41%)
 Integrated Circuit Systems                       3,800                63,726
                                                 Shares
                                                  Held               Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.87%)
                                                                   $
 Sawtek /1/                                       1,600                39,360
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.54%)
 Alpha Industries                                   900                22,113
 OAK Technology /1/                               4,300                47,902
                                                                       70,015
ELECTRONICS (0.81%)
 SMTC /1/                                         8,900                36,668
HEALTHCARE-PRODUCTS (2.30%)
 Oakley /1/                                       2,200                52,250
 Urologix /1/                                     2,200                52,074
                                                                      104,324
HEALTHCARE-SERVICES (1.91%)
 Dianon Systems /1/                               2,100                86,625
INSURANCE (2.80%)
 HCC Insurance Holdings                           4,500               126,900
INSURANCE BROKERS (1.34%)
 Arthur J. Gallagher                              2,400                60,528
INTERNET (1.70%)
 I-Many /1/                                       5,700                77,064
INTERNET APPLICATION SOFTWARE (1.40%)
 Interwoven /1/                                   2,700                39,528
 Netegrity /1/                                      600                23,994
                                                                       63,522
INTERNET INFRASTRUCTURE SOFTWARE (0.80%)
 Tibco Software /1/                               3,200                36,480
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.61%)
 Affiliated Managers Group /1/                    1,300                73,086
MACHINERY-DIVERSIFIED (1.10%)
 Brooks Automation /1/                              800                50,088
MEDIA (1.97%)
 Crown Media Holdings /1/                         4,300                89,440
MEDICAL PRODUCTS (2.84%)
 PolyMedica /1/                                   2,400                65,184
 Vital Signs                                      1,600                63,696
                                                                      128,880
MEDICAL-BIOMEDICAL/GENE (2.37%)
 Aviron /1/                                         600                29,526
 Charles River Laboratories International
  /1/                                             1,700                42,160
 Enzon /1/                                          600                35,772
                                                                      107,458
MEDICAL-DRUGS (4.19%)
 Cephalon /1/                                     1,100                70,070
 OSI Pharmaceuticals /1/                          1,400                71,876
                                                 Shares
                                                  Held               Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                   $
 Salix Pharmaceuticals                            2,700                48,195
                                                                      190,141
MOTION PICTURES & SERVICES (1.64%)
 Macrovision /1/                                  1,300                74,334
NETWORKING PRODUCTS (0.34%)
 Lantronix                                        2,100                15,414
OIL & GAS (0.90%)
 Spinnaker Exploration /1/                          900                40,950
OIL & GAS DRILLING (0.99%)
 Patterson Energy /1/                             1,300                44,811
OIL FIELD MACHINERY & EQUIPMENT (3.12%)
 Grant Prideco /1/                                4,500                90,000
 National-Oilwell /1/                             1,300                51,415
                                                                      141,415
OIL-FIELD SERVICES (2.28%)
 CAL Dive International /1/                       2,000                56,020
 Hanover Compressor /1/                           1,300                47,320
                                                                      103,340
PHARMACEUTICALS (3.02%)
 Cubist Pharmaceuticals /1/                       1,400                43,568
 Inkine Pharmaceutical /1/                        9,400                36,378
 Pharmacyclics /1/                                1,900                57,000
                                                                      136,946
POWER CONVERTER & SUPPLY EQUIPMENT (0.71%)
 Capstone Turbine /1/                             1,100                32,230
RETAIL-APPAREL & SHOE (0.79%)
 Christopher & Banks /1/                            900                35,595
RETAIL-DISCOUNT (2.14%)
 Factory 2-U Stores /1/                           1,700                44,285
 Tuesday Morning                                  4,000                52,840
                                                                       97,125
RETAIL-MAIL ORDER (1.27%)
 J. Jill Group /1/                                3,000                57,450
RETAIL-RESTAURANTS (2.63%)
 California Pizza Kitchen /1/                     2,200                47,300
 P.F. Chang's China Bistro /1/                    1,850                71,817
                                                                      119,117
SCHOOLS (0.90%)
 Corinthian Colleges /1/                          1,000                41,000
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.50%)
 Marvell Technology Group /1/                     2,700                68,040
SEMICONDUCTOR EQUIPMENT (2.48%)
 Dupont Photomasks /1/                              600                33,480
 Rudolph Technologies /1/                           600                28,854
                                                 Shares
                                                  Held               Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR EQUIPMENT (CONTINUED)
                                                                   $
 Veeco Instruments /1/                            1,000                50,210
                                                                      112,544
SEMICONDUCTORS (1.60%)
 Artisan Components /1/                          10,200                72,420
SOFTWARE (4.72%)
 Informax /1/                                     4,400                16,500
 Intercept Group /1/                              2,400                67,896
 Iona Technologies /1/                            1,300                55,900
 Moldflow /1/                                     1,900                23,465
 Opnet Technologies /1/                           2,900                50,170
                                                                      213,931
TELECOMMUNICATIONS (2.83%)
 MCK Communications /1/                           7,100                17,892
 Sorrento Networks /1/                            3,400                24,480
 Ubiquitel /1/                                    7,400                42,550
 US Unwired /1/                                   5,400                43,200
                                                                      128,122
THERAPEUTICS (4.16%)
 Cell Therapeutics /1/                            2,100                52,395
 CV Therapeutics /1/                              1,300                61,503
 Praecis Pharmaceuticals /1/                      3,400                74,596
                                                                      188,494
                                   TOTAL COMMON STOCKS              4,109,941
                                                                   ----------

                  TOTAL PORTFOLIO INVESTMENTS (90.65%)              4,109,941
CASH AND RECEIVABLES, NET OF LIABILITIES
 (9.35%)                                                              424,003
                            TOTAL NET ASSETS (100.00%)             $4,533,944
                                                                   ------------

See accompanying notes.

                        PARTNERS SMALLCAP GROWTH FUND I

                           APRIL 30, 2001 (UNAUDITED)

See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                        PARTNERS SMALLCAP GROWTH FUND II

                           APRIL 30, 2001 (UNAUDITED)

                                                  Shares
                                                   Held               Value
-------------------------------------------------------------------------------------
COMMON STOCKS (92.44%)
ADVERTISING SERVICES (0.63%)
                                                                    $
 R.H. Donnelley                                      900                25,650
AGRICULTURAL OPERATIONS (0.70%)
 Delta & Pine Land                                 1,200                28,680
AIRLINES (0.85%)
 Frontier Airlines /1/                               900                13,527
 Skywest                                             800                21,200
                                                                        34,727
APPLICATIONS SOFTWARE (1.26%)
 Compuware /1/                                     3,500                35,980
 Intertrust Technologies /1/                       4,600                15,732
                                                                        51,712
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.69%)
 Trex /1/                                          1,000                28,250
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.84%)
 Dycom Industries /1/                              2,100                34,503
CELLULAR TELECOMMUNICATIONS (0.88%)
 AirGate PCS /1/                                     100                 3,960
 Alamosa Holdings /1/                              2,300                32,177
                                                                        36,137
CHEMICALS-SPECIALTY (0.60%)
 H.B. Fuller                                         600                24,804
COMMERCIAL BANKS (2.70%)
 Commerce Bancorp.                                   600                41,400
 Silicon Valley Bancshares                         2,000                50,120
 TCF Financial                                       500                19,015
                                                                       110,535
COMMERCIAL SERVICES (0.45%)
 Plexus /1/                                          600                18,432
COMMUNICATIONS SOFTWARE (0.99%)
 Seachange International /1/                       1,600                26,240
 SpeechWorks International /1/                     1,100                14,190
                                                                        40,430
COMPUTER DATA SECURITY (0.29%)
 SCM Microsystems /1/                              1,100                11,770
COMPUTER SERVICES (0.83%)
 Cognizant Technology Solutions /1/                  800                33,824
COMPUTERS-INTEGRATED SYSTEMS (0.94%)
 Mentor Graphics                                     700                18,417
 Mercury Computer Systems /1/                        400                20,312
                                                                        38,729
COMPUTERS-MEMORY DEVICES (0.63%)
 Advanced Digital Information /1/                  1,300                25,636
                                                  Shares
                                                   Held               Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-VOICE RECOGNITION (0.22%)
                                                                    $
 Nuance Communications /1/                           700                 8,967
CONSULTING SERVICES (1.13%)
 DiamondCluster International /1/                  2,500                46,375
CONSUMER PRODUCTS-MISCELLANEOUS (0.55%)
 Blyth                                               500                11,450
 Tupperware                                          500                11,010
                                                                        22,460
DECISION SUPPORT SOFTWARE (0.66%)
 NETIQ /1/                                           924                27,129
DIALYSIS CENTERS (1.07%)
 DaVita /1/                                        2,500                44,000
DIRECT MARKETING (0.74%)
 Advo                                                400                12,996
 Catalina Marketing /1/                              500                17,480
                                                                        30,476
E-COMMERCE/SERVICES (0.68%)
 WebMD /1/                                         3,200                27,872
E-SERVICES/CONSULTING (1.55%)
 Braun Consulting /1/                              7,600                42,560
 Keynote Systems /1/                               1,800                20,952
                                                                        63,512
ELECTRONIC COMPONENTS-MISCELLANEOUS (2.63%)
 ACT Manufacturing /1/                             2,200                37,180
 Interlink Electronics /1/                         2,800                18,732
 Sawtek /1/                                        1,500                36,900
 Technitrol                                          500                15,040
                                                                       107,852
ELECTRONIC COMPONENTS-SEMICONDUCTOR (5.10%)
 Alpha Industries                                  1,000                24,570
 AXT /1/                                             900                28,287
 Cree /1/                                            600                12,918
 Kopin /1/                                         1,800                12,654
 MIPS Technologies /1/                             1,000                19,450
 Pixelworks /1/                                    1,100                24,970
 Semtech /1/                                         700                20,139
 Three-Five Systems                                1,500                23,925
 Virata /1/                                        3,100                42,160
                                                                       209,073
ELECTRONIC MEASUREMENT INSTRUMENTS (0.64%)
 Trimble Navigation /1/                            1,600                26,288
ENTERPRISE SOFTWARE/SERVICE (2.34%)
 Legato Systems /1/                                3,800                50,274
 Micromuse /1/                                       600                29,700
 OTG Software /1/                                  2,800                16,072
                                                                        96,046
                                                  Shares
                                                   Held               Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENVIRONMENTAL CONSULTING & ENGINEERING (1.25%)
                                                                    $
 Tetra Tech                                        2,100                51,282
FIDUCIARY BANKS (0.87%)
 Investors Financial Services                        500                35,770
FINANCE-AUTO LOANS (1.36%)
 AmeriCredit /1/                                   1,200                55,632
FINANCE-CREDIT CARD (1.02%)
 Metris                                            1,400                42,000
FINANCE-INVESTMENT BANKER & BROKER (0.53%)
 LaBranche /1/                                       600                21,600
FOOD-MISCELLANEOUS/DIVERSIFIED (0.79%)
 Hain Celestial Group /1/                          1,300                32,526
GARDEN PRODUCTS (0.11%)
 Toro                                                100                 4,615
GOLF (1.24%)
 Callaway Golf                                     2,100                50,946
HUMAN RESOURCES (0.74%)
 Heidrick & Struggles /1/                          1,200                30,300
INSTRUMENTS-CONTROLS (0.76%)
 Mettler Toledo International /1/                    700                30,975
INTERNET APPLICATION SOFTWARE (0.36%)
 Liberate Technologies /1/                         1,500                14,685
INTERNET FINANCIAL SERVICES (1.19%)
 Net.B@nk /1/                                      4,500                48,960
INTERNET INFRASTRUCTURE SOFTWARE (0.30%)
 724 Solutions /1/                                 1,200                12,120
INTERNET SECURITY (0.73%)
 Internet Security Systems /1/                       600                29,934
INTERNET TELEPHONY (0.39%)
 Clarent /1/                                       1,700                15,810
MACHINERY-PUMPS (0.27%)
 Graco                                               400                10,960
MARINE SERVICES (0.99%)
 Trico Marine Services /1/                         2,800                40,544
MEDICAL IMAGING SYSTEMS (1.41%)
 Microvision /1/                                   2,900                58,000
                                                  Shares
                                                   Held               Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL PRODUCTS (1.47%)
                                                                    $
 Inamed /1/                                        1,700                35,649
 PolyMedica /1/                                      900                24,444
                                                                        60,093
MEDICAL-BIOMEDICAL/GENE (7.10%)
 Applied Molecular Evolution /1/                   2,800                23,800
 Aviron /1/                                          400                19,684
 Cambrex                                             400                18,608
 Charles River Laboratories International
  /1/                                              1,600                39,680
 CuraGen /1/                                       1,300                42,770
 Enzon /1/                                           700                41,734
 Gene Logic /1/                                      800                14,480
 Inhale Therapeutic Systems /1/                      900                29,970
 Lexicon Genetics /1/                              3,600                32,400
 Maxygen /1/                                       1,900                28,006
                                                                       291,132
MEDICAL-DRUGS (1.82%)
 Celgene /1/                                       1,900                33,573
 Pharmacopeia /1/                                  2,100                40,950
                                                                        74,523
MEDICAL-GENERIC DRUGS (0.94%)
 Alpharma                                          1,700                38,454
MEDICAL-WHOLESALE DRUG DISTRIBUTION (1.05%)
 Amerisource Health /1/                              800                43,200
MOTION PICTURES & SERVICES (1.21%)
 Zomax /1/                                         8,400                49,476
NETWORKING PRODUCTS (0.70%)
 Aeroflex /1/                                      1,400                20,874
 SafeNet /1/                                         500                 7,835
                                                                        28,709
OIL & GAS DRILLING (0.76%)
 Patterson Energy /1/                                900                31,023
OIL FIELD MACHINERY & EQUIPMENT (2.06%)
 Lone Star Technologies /1/                          700                36,890
 National-Oilwell /1/                              1,200                47,460
                                                                        84,350
OIL-FIELD SERVICES (3.10%)
 Key Energy Services /1/                           3,600                47,412
 Tidewater                                           900                42,183
 Varco International /1/                           1,600                37,408
                                                                       127,003
POWER CONVERTER & SUPPLY EQUIPMENT (1.10%)
 Advanced Energy Industries /1/                    1,300                45,123
PRECIOUS METALS (0.60%)
 Stillwater Mining /1/                               800                24,456
PUBLISHING-BOOKS (0.74%)
 Houghton Mifflin                                    300                13,653
                                                  Shares
                                                   Held               Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PUBLISHING-BOOKS (CONTINUED)
                                                                    $
 Scholastic /1/                                      400                16,696
                                                                        30,349
RADIO (0.95%)
 Radio One /1/                                     1,300                24,427
 Sirius Satellite Radio /1/                        1,400                14,434
                                                                        38,861
RESEARCH & DEVELOPMENT (0.23%)
 Albany Molecular Research /1/                       300                 9,459
RETAIL-APPAREL & SHOE (1.63%)
 Abercrombie & Fitch /1/                           1,000                33,300
 Pacific Sunwear of California /1/                 1,200                33,432
                                                                        66,732
RETAIL-BEDDING (0.86%)
 Linens 'N Things /1/                              1,300                35,113
RETAIL-COMPUTER EQUIPMENT (1.24%)
 Insight Enterprises /1/                           1,900                50,730
RETAIL-DISCOUNT (0.57%)
 Factory 2-U Stores /1/                              900                23,445
RETAIL-MAIL ORDER (0.66%)
 Williams-Sonoma /1/                                 900                27,063
RETAIL-RESTAURANTS (0.94%)
 P.F. Chang's China Bistro /1/                       600                23,292
 Ruby Tuesday                                        800                15,240
                                                                        38,532
SCHOOLS (1.37%)
 Career Education /1/                                700                35,245
 Learning Tree International /1/                   1,000                21,110
                                                                        56,355
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.84%)
 Anadigics /1/                                     1,900                33,725
 Exar /1/                                            600                17,460
 Globespan /1/                                     1,100                24,200
                                                                        75,385
SEMICONDUCTOR EQUIPMENT (5.67%)
 Asyst Technologies /1/                            1,200                22,260
 ATMI /1/                                          1,600                42,128
 Axcelis Technologies /1/                          1,400                21,014
 Credence Systems /1/                              1,900                45,125
 PRI Automation /1/                                1,600                30,576
 Varian Semiconductor Equipment Associates
  /1/                                                900                40,995
 Veeco Instruments /1/                               600                30,126
                                                                       232,224
SOFTWARE (1.04%)
 Intercept Group /1/                               1,500                42,435
STEEL PIPE & TUBE (0.32%)
 NS Group                                            800                13,072
                                                  Shares
                                                   Held               Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
STEEL-PRODUCERS (0.38%)
                                                                    $
 Steel Dynamics /1/                                1,100                15,774
TELECOM EQUIPMENT FIBER OPTICS (0.89%)
 C-COR.net /1/                                     2,900                20,880
 Harmonic /1/                                      3,500                15,575
                                                                        36,455
TELECOMMUNICATION EQUIPMENT (2.56%)
 AudioCodes /1/                                    1,300                10,972
 Aware /1/                                         2,100                16,842
 Digital Lightwave /1/                             1,000                42,100
 Stanford Microdevices /1/                         1,000                13,000
 Tollgrade Communications /1/                        800                21,936
                                                                       104,850
TELECOMMUNICATION SERVICES (0.71%)
 Illuminet Holdings /1/                              500                14,985
 Leap Wireless International /1/                     400                13,944
                                                                        28,929
TELEPHONE-INTEGRATED (0.31%)
 Allegiance Telecom /1/                              700                12,593
THERAPEUTICS (1.82%)
 Cell Therapeutics /1/                             1,000                24,950
 CV Therapeutics /1/                                 500                23,655
 Tularik /1/                                       1,200                26,016
                                                                        74,621
WIRELESS EQUIPMENT (0.90%)
 Netro /1/                                         2,800                12,852
 TeleCorp                                          1,500                24,165
                                                                        37,017
                                    TOTAL COMMON STOCKS              3,788,064
                                                                    ----------

                   TOTAL PORTFOLIO INVESTMENTS (92.44%)              3,788,064
CASH AND RECEIVABLES, NET OF LIABILITIES
 (7.56%)                                                               309,661
                             TOTAL NET ASSETS (100.00%)             $4,097,725
                                                                    ------------

See accompanying notes.

                        PARTNERS SMALLCAP GROWTH FUND II

                           APRIL 30, 2001 (UNAUDITED)

See accompanying notes.

                        PARTNERS SMALLCAP GROWTH FUND II

                           APRIL 30, 2001 (UNAUDITED)
See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                          PARTNERS SMALLCAP VALUE FUND

                           APRIL 30, 2001 (UNAUDITED)

                                                 Shares
                                                  Held               Value
------------------------------------------------------------------------------------
COMMON STOCKS (97.45%)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.68%)
                                                                   $
 Tower Automotive /1/                             8,300                87,980
BEVERAGES-WINE & SPIRITS (1.00%)
 Constellation Brands /1/                           800                52,200
BUILDING & CONSTRUCTION-MISCELLANEOUS (1.38%)
 Dycom Industries /1/                             4,400                72,292
BUILDING-RESIDENTIAL & COMMERCIAL (2.07%)
 Centex                                           1,100                47,465
 Pulte                                            1,300                60,814
                                                                      108,279
CHEMICALS-SPECIALTY (1.44%)
 Cytec Industries /1/                             2,300                75,233
COMMERCIAL BANKS (3.75%)
 Banknorth Group                                  3,300                65,307
 City National                                      800                30,920
 Hudson United Bancorp                            4,200                99,792
                                                                      196,019
COMMERCIAL SERVICE-FINANCE (2.27%)
 NCO Group /1/                                    4,400               118,800
COMPUTER AIDED DESIGN (1.60%)
 Autodesk                                         2,400                83,664
DATA PROCESSING & MANAGEMENT (3.11%)
 American Management Systems /1/                  3,700                77,885
 Reynolds & Reynolds                              4,100                84,706
                                                                      162,591
DENTAL SUPPLIES & EQUIPMENT (2.25%)
 Dentsply International                           3,000               117,540
DIALYSIS CENTERS (2.29%)
 Renal Care Group /1/                             4,200               120,036
DIVERSIFIED MANUFACTURING OPERATIONS (1.18%)
 Pentair                                          2,000                61,540
ELECTRIC-INTEGRATED (2.52%)
 ALLETE                                           2,300                56,051
 Public Service Co. of New Mexico                 2,100                75,873
                                                                      131,924
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.10%)
 Pioneer Standard Electronics                     4,800                57,600
ELECTRONIC PARTS DISTRIBUTION (1.36%)
 Kent Electronics /1/                             3,300                71,280
ELECTRONIC SECURITY DEVICES (2.08%)
 Sensormatic Electronics                          7,500               108,750
                                                 Shares
                                                  Held               Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENGINEERING/RESEARCH & DEVELOPMENT SERVICES (1.13%)
                                                                   $
 Jacobs Engineering Group                           900                59,328
ENTERPRISE SOFTWARE/SERVICE (1.98%)
 Remedy /1/                                       5,900               103,427
ENVIRONMENTAL CONSULTING & ENGINEERING (1.12%)
 Tetra Tech                                       2,400                58,608
FINANCIAL GUARANTEE INSURANCE (4.31%)
 PMI Group                                        1,700               109,310
 Radian Group                                     1,500               116,250
                                                                      225,560
FOOD-DAIRY PRODUCTS (0.80%)
 Suiza Foods /1/                                    900                41,715
FOOD-MISCELLANEOUS/DIVERSIFIED (1.24%)
 Ralcorp Holdings /1/                             3,900                65,130
FOOTWEAR & RELATED APPAREL (2.14%)
 Wolverine World Wide                             6,300               112,140
GAS-DISTRIBUTION (1.04%)
 WGL Holdings                                     1,900                54,340
GOLF (2.69%)
 Callaway Golf                                    5,800               140,708
HEALTH CARE COST CONTAINMENT (4.06%)
 Orthodontic Centers of America /1/               7,800               212,550
HOME FURNISHINGS (1.43%)
 Furniture Brands International /1/               3,300                74,811
INSTRUMENTS-CONTROLS (1.66%)
 Photon Dynamics /1/                              2,800                86,800
INSURANCE (1.51%)
 HCC Insurance Holdings                           2,800                78,960
LIGHTING PRODUCTS & SYSTEMS (1.27%)
 SLI                                              9,400                66,270
LOTTERY SERVICES (1.87%)
 Gtech Holdings /1/                               3,000                97,800
MEDICAL PRODUCTS (2.06%)
 Henry Schein /1/                                 2,800               107,576
MEDICAL-HMO (1.86%)
 Mid Atlantic Medical Services /1/                4,800                97,584
                                                 Shares
                                                  Held               Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (2.04%)
                                                                   $
 Old Republic International                       3,700               106,893
NETWORKING PRODUCTS (3.52%)
 Anixter International /1/                        4,000               105,400
 Cable Design Technologies /1/                    5,300                78,758
                                                                      184,158
OIL & GAS DRILLING (1.86%)
 Helmerich & Payne                                1,900                97,337
OIL REFINING & MARKETING (1.93%)
 Valero Energy                                    2,100               101,136
OIL-FIELD SERVICES (1.14%)
 Seacor Smit /1/                                  1,300                59,540
PRINTING-COMMERCIAL (1.49%)
 Valassis Communications                          2,200                77,770
RETAIL-AUTO PARTS (0.81%)
 O'Reilly Automotive /1/                          1,800                42,570
RETAIL-HOME FURNISHINGS (2.59%)
 Pier 1 Imports                                  12,200               135,420
RETAIL-JEWELRY (1.59%)
 Zale /1/                                         2,500                83,400
RETAIL-RESTAURANTS (1.37%)
 CEC Entertainment /1/                            1,400                71,750
RUBBER-TIRES (0.92%)
 Cooper Tire & Rubber                             4,000                48,160
SAVINGS & LOANS/THRIFTS (6.77%)
 Astoria Financial                                1,700                98,362
 Dime Bancorp                                     3,800               126,730
 Dime Bancorp                                     3,800                   874
 Greenpoint Financial                             2,100                77,280
 Washington Federal                               2,000                51,020
                                                                      354,266
SEMICONDUCTOR EQUIPMENT (0.60%)
 Photronics /1/                                   1,100                31,581
SOAP & CLEANING PRODUCTS (1.42%)
 Church & Dwight                                  3,100                74,369
TELECOMMUNICATION EQUIPMENT (2.90%)
 Adtran /1/                                       3,300                90,255
 Andrew /1/                                       3,500                61,320
                                                                      151,575
TEXTILE-HOME FURNISHINGS (1.50%)
 Mohawk Industries /1/                            2,400                78,384
                                                 Shares
                                                  Held               Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-TRUCK (1.75%)
                                                                   $
 USFreightways                                    3,500                91,735
                                   TOTAL COMMON STOCKS              5,099,079
                                                                   ----------

                  TOTAL PORTFOLIO INVESTMENTS (97.45%)              5,099,079
CASH AND RECEIVABLES, NET OF LIABILITIES
 (2.55%)                                                              133,525
                            TOTAL NET ASSETS (100.00%)             $5,232,604
                                                                   ------------

See accompanying notes.

                          PARTNERS SMALLCAP VALUE FUND

                           APRIL 30, 2001 (UNAUDITED)
See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                                REAL ESTATE FUND

                           APRIL 30, 2001 (UNAUDITED)

                                                   Shares
                                                    Held                 Value
----------------------------------------------------------------------------------------
COMMON STOCKS (97.66%)
APARTMENT REITS (23.83%)
                                                                       $
 Apartment Investment & Management                    4,100               182,778
 Archstone Communities Trust                          6,100               157,258
 AvalonBay Communities                                1,600                72,640
 BRE Properties                                       1,800                50,850
 Camden Property Trust                                3,800               126,540
 Charles E. Smith Residential                         2,600               117,000
 Equity Residential Properties Trust                  7,000               367,430
 Gables Residential Trust                             2,000                57,600
 Summit Properties                                    2,000                48,160
 United Dominion Realty Trust                         6,300                80,451
                                                                        1,260,707
DIVERSIFIED REITS (3.81%)
 Glenborough Realty Trust                             1,700                29,580
 Lexington Corporate Properties Trust                 2,700                34,830
 National Golf Properties                             1,600                37,920
 Vornado Realty Trust                                 2,700                99,144
                                                                          201,474
FACTORY OUTLET REITS (1.65%)
 Chelsea Property Group                               2,000                87,500
HOTEL REITS (5.07%)
 Hospitality Properties Trust /1/                     4,200               110,670
 Host Marriott                                        6,800                87,652
 LaSalle Hotel Properties /1/                         4,100                69,700
                                                                          268,022
MALL REITS (6.08%)
 CBL & Associates Properties                          3,800               104,690
 Simon Property Group                                 8,200               217,054
                                                                          321,744
MANUFACTURED HOUSING REITS (3.04%)
 Chateau Communities                                  2,000                62,200
 Manufactured Home Communities                        1,800                48,240
 Sun Communities                                      1,500                50,325
                                                                          160,765
MORTGAGE, MIXED USE & MISCELLANEOUS REITS (0.75%)
 Capital Automotive                                   2,500                39,650
OFFICE & INDUSTRIAL REITS (38.76%)
 Alexandria Real Estate Equities                      1,300                48,256
 AMB Property                                         4,300               107,070
 Arden Realty                                         1,500                37,605
 Boston Properties                                    3,600               142,236
 Cabot Industrial Trust                               4,100                79,827
 CarrAmerica Realty                                   4,800               138,000
 Centerpoint Properties                               2,000                93,200
 Crescent Real Estate Equity                          4,500               107,055
 Duke-Weeks Realty                                    7,300               168,192
 Equity Office Properties Trust                       9,900               282,645
 Highwoods Properties                                 4,600               118,220
 Liberty Property Trust                               5,600               161,560
 Mack-Cali Realty                                     4,900               131,222
 Prologis Trust                                       5,800               119,480
 PS Business Parks                                      800                21,376
 Reckson Associates Realty                            2,600                65,000
                                                   Shares
                                                    Held                 Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OFFICE & INDUSTRIAL REITS (CONTINUED)
                                                                       $
 SL Green Realty                                      2,800                80,108
 Spieker Properties                                   2,700               149,040
                                                                        2,050,092
SELF STORAGE REITS (3.71%)
 Public Storage                                       7,200               196,056
SHOPPING CENTER REITS (10.96%)
 Developers Diversified Realty                        3,800                57,456
 JDN Realty                                           3,700                43,623
 Kimco Realty                                         4,600               202,400
 Pan Pacific Retail Properties                        3,600                81,072
 Realty Income                                        2,000                57,220
 Regency Centers                                      2,300                57,385
 Weingarten Realty Investors                          1,900                80,522
                                                                          579,678
                                       TOTAL COMMON STOCKS              5,165,688

                                                 Principal
                                                   Amount                Value
----------------------------------------------------------------------------------------
FEDERAL AGENCY SHORT-TERM OBLIGATION (0.85%)
FINANCE-MORTGAGE LOAN/BANKER (0.85%)
 Investment in Joint Trading Account;
  Federal Home Loan Mortgage                     10,000,000
                                                 $                     $
  4.50%; 05/01/01                                    44,938                44,938
                TOTAL FEDERAL AGENCY SHORT-TERM OBLIGATION                 44,938
                                                                       ----------

                      TOTAL PORTFOLIO INVESTMENTS (98.51%)              5,210,626
CASH AND RECEIVABLES, NET OF LIABILITIES
 (1.49%)                                                                   78,779
                                TOTAL NET ASSETS (100.00%)             $5,289,405
                                                                       ------------



/1 /Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                              SMALLCAP BLEND FUND

                           APRIL 30, 2001 (UNAUDITED)

                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (93.06%)
ADVERTISING SERVICES (0.30%)
                                                                           $
 R.H. Donnelley                                             600                17,100
AEROSPACE & DEFENSE EQUIPMENT (0.97%)
 Alliant Techsystems /1/                                    509                47,948
 Moog                                                       200                 6,820
                                                                               54,768
AIRLINES (0.56%)
 Frontier Airlines /1/                                    1,212                18,216
 Northwest Airlines /1/                                     537                13,420
                                                                               31,636
APPAREL MANUFACTURERS (0.32%)
 Kellwood                                                   210                 4,483
 Russell                                                    700                13,440
                                                                               17,923
APPLICATIONS SOFTWARE (0.68%)
 Barra /1/                                                  651                29,972
 New Era Of Networks /1/                                    450                 2,745
 Progress Software /1/                                      400                 5,660
                                                                               38,377
ATHLETIC FOOTWEAR (1.02%)
 Reebok International                                     2,252                57,719
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.13%)
 Borg Warner                                                821                36,559
 Tower Automotive /1/                                     2,594                27,497
                                                                               64,056
BEVERAGES-NON-ALCOHOLIC (0.78%)
 Pepsi Bottling Group                                     1,111                44,462
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.09%)
 USG                                                        477                 5,185
BUILDING PRODUCTS-AIR & HEATING (0.51%)
 Lennox International                                     1,000                10,670
 Nortek                                                     650                18,213
                                                                               28,883
BUILDING PRODUCTS-WOOD (0.37%)
 Rayonier                                                   484                21,223
BUILDING-RESIDENTIAL & COMMERCIAL (2.67%)
 Centex                                                   1,371                59,159
 Del Webb                                                   421                14,230
 Lennar                                                     740                32,390
 NVR                                                        238                45,367
                                                                              151,146
CABLE TV (0.13%)
 Lodgenet Entertainment /1/                                 371                 7,149
CASINO HOTELS (0.93%)
 Aztar /1/                                                1,165                15,110
 Mandalay Resort Group /1/                                  869                20,647
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CASINO HOTELS (CONTINUED)
                                                                           $
 Station Casinos /1/                                      1,194                16,788
                                                                               52,545
CASINO SERVICES (0.29%)
 Anchor Gaming /1/                                          300                16,350
CELLULAR TELECOMMUNICATIONS (0.52%)
 Price Communications /1/                                   893                16,092
 Triton PCS Holdings /1/                                    350                13,650
                                                                               29,742
CERAMIC PRODUCTS (0.18%)
 Dal-Tile International /1/                                 700                10,430
CHEMICALS-DIVERSIFIED (0.84%)
 Georgia Gulf                                             1,347                24,744
 Olin                                                     1,200                22,740
                                                                               47,484
CHEMICALS-SPECIALTY (1.00%)
 Arch Chemicals                                             400                 7,800
 Chemfirst                                                  300                 7,710
 International Specialty Products                           450                 4,027
 Lubrizol                                                 1,100                32,219
 Omnova Solutions                                           800                 5,184
                                                                               56,940
COAL (0.12%)
 Alliance Resource Partners                                 300                 6,912
COLLECTIBLES (0.27%)
 Topps                                                    1,550                15,267
COMMERCIAL BANKS (4.60%)
 Associated Banc                                            874                30,529
 Bancwest                                                 1,580                39,421
 Capital Crossing Bank /1/                                  300                 4,725
 Centura Banks                                              400                19,020
 Colonial Bancgroup                                       1,954                24,327
 Comm. First Bankshares                                   1,074                22,565
 F.N.B.                                                     300                 7,770
 Hibernia                                                 3,273                53,415
 Pacific Century Financial                                  240                 5,376
 Provident Bankshares                                       804                18,000
 Republic Bancorp.                                        1,210                16,033
 Riggs National                                             400                 6,340
 Sterling Bancorp                                           100                 2,330
 Susquehanna Bancshares                                     600                10,854
                                                                              260,705
COMMERCIAL SERVICE-FINANCE (0.69%)
 Actrade Financial Technologies /1/                         520                16,676
 Nova /1/                                                 1,000                22,660
                                                                               39,336
COMMUNICATIONS SOFTWARE (0.21%)
 Avid Technology /1/                                        700                12,145
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER AIDED DESIGN (0.37%)
                                                                           $
 Autodesk                                                   360                12,550
 Structural Dynamics Research /1/                           500                 8,250
                                                                               20,800
COMPUTER SERVICES (0.09%)
 Bell & Howell                                              200                 5,200
COMPUTERS-INTEGRATED SYSTEMS (1.85%)
 Avant! /1/                                               1,704                33,211
 Kronos /1/                                                 160                 5,445
 Mentor Graphics                                          2,512                66,090
                                                                              104,746
COMPUTERS-MEMORY DEVICES (1.75%)
 Maxtor /1/                                               6,761                53,953
 Quantum /1/                                              2,621                29,879
 Storage Technology /1/                                   1,200                15,348
                                                                               99,180
CONSUMER PRODUCTS-MISCELLANEOUS (0.05%)
 Central Garden & Pet /1/                                   300                 2,871
CONTAINERS-METAL & GLASS (1.08%)
 Ball                                                     1,325                60,950
CONTAINERS-PAPER & PLASTIC (0.37%)
 Pactiv /1/                                                 700                 9,786
 Sonoco Products                                            500                11,175
                                                                               20,961
DATA PROCESSING & MANAGEMENT (0.48%)
 Fair, Isaac                                                100                 6,942
 Informix /1/                                             2,800                14,000
 Probusiness Services /1/                                   280                 6,314
                                                                               27,256
DIAGNOSTIC KITS (0.86%)
 Biosite Diagnostics /1/                                    600                29,670
 Idexx Laboratories /1/                                     700                18,977
                                                                               48,647
DIALYSIS CENTERS (0.73%)
 DaVita /1/                                               2,340                41,184
DISTRIBUTION/WHOLESALE (0.69%)
 Handleman                                                3,442                38,860
DIVERSIFIED MANUFACTURING OPERATIONS (0.45%)
 A.O. Smith                                                 300                 5,736
 Harsco                                                     689                19,499
                                                                               25,235
DIVERSIFIED OPERATIONS (0.14%)
 Triarc                                                     300                 7,680
DIVERSIFIED OPERATORS/COMMERCIAL SERVICE (1.32%)
 Sodexho Marriott Services                                  750                22,028
 Viad                                                     2,119                52,678
                                                                               74,706
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
E-COMMERCE/SERVICES (0.21%)
                                                                           $
 Travelocity.com /1/                                        400                11,980
ELECTRIC-INTEGRATED (3.71%)
 EL Paso Electric                                         2,646                37,309
 Public Service Co. of New Mexico                         2,093                75,620
 RGS Energy Group                                           831                30,913
 Unisource Energy                                           774                17,965
 Western Resources                                        1,960                48,549
                                                                              210,356
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.10%)
 BMC Industries                                             954                 5,667
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.07%)
 Actel /1/                                                  176                 4,057
ELECTRONIC SECURITY DEVICES (0.08%)
 Interlogix                                                 200                 4,600
ENGINEERING/RESEARCH & DEVELOPMENT SERVICES (0.29%)
 EMCOR Group /1/                                            470                16,661
ENTERPRISE SOFTWARE/SERVICE (0.70%)
 Manugistics Group /1/                                      566                19,199
 Sybase /1/                                               1,307                20,585
                                                                               39,784
ENTERTAINMENT SOFTWARE (0.59%)
 Activision /1/                                           1,223                33,339
FINANCE-AUTO LOANS (0.33%)
 AmeriCredit /1/                                            400                18,544
FINANCE-COMMERCIAL (0.68%)
 Heller Financial                                         1,201                38,324
FINANCE-CREDIT CARD (0.33%)
 Metris                                                     630                18,900
FINANCE-INVESTMENT BANKER & BROKER (0.46%)
 Raymond James Financial                                    863                26,192
FINANCE-LEASING COMPANY (0.17%)
 Financial Federal                                          400                 9,880
FINANCE-MORTGAGE LOAN/BANKER (0.05%)
 Bank United /1/                                            220                    79
 Charter Municipal Mortgage Acceptance                      190                 2,907
                                                                                2,986
FOOD-BAKING (0.08%)
 Earthgrains                                                200                 4,500
FOOD-DAIRY PRODUCTS (0.49%)
 Suiza Foods /1/                                            594                27,532
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-MEAT PRODUCTS (0.78%)
                                                                           $
 Smithfield Foods /1/                                     1,280                44,416
FOOD-MISCELLANEOUS/DIVERSIFIED (0.43%)
 Corn Products International                              1,000                24,500
FUNERAL SERVICE & RELATED ITEMS (0.26%)
 Service Corp. International                              3,110                14,524
GARDEN PRODUCTS (0.49%)
 Toro                                                       600                27,690
GAS-DISTRIBUTION (1.14%)
 Energen                                                    731                27,157
 Oneok                                                      863                37,299
                                                                               64,456
HEALTH CARE COST CONTAINMENT (0.09%)
 MedQuist                                                   200                 5,394
HOTELS & MOTELS (0.55%)
 Crestline Capital /1/                                      424                11,448
 Extended Stay America /1/                                1,236                19,591
                                                                               31,039
IDENTIFICATION SYSTEM/DEVELOPMENT (0.16%)
 Paxar /1/                                                  783                 9,224
INDEPENDENT POWER PRODUCER (0.37%)
 Covanta Energy                                           1,131                20,923
INDUSTRIAL GASES (0.35%)
 Airgas /1/                                               2,200                19,690
INSURANCE BROKERS (0.21%)
 Hilb, Rogal & Hamilton                                     300                11,820
INTERNET APPLICATION SOFTWARE (0.38%)
 Netegrity /1/                                              535                21,395
INTERNET CONTENT-INFORMATION/NEWS (0.28%)
 Multex.com /1/                                           1,000                16,000
INTERNET FINANCIAL SERVICES (0.15%)
 Net.B@nk /1/                                               800                 8,704
INTERNET SECURITY (0.20%)
 Secure Computing /1/                                       800                11,496
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.48%)
 Affiliated Managers Group /1/                              480                26,986
LIFE & HEALTH INSURANCE (0.72%)
 AmerUs Group                                             1,271                40,583
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LOTTERY SERVICES (0.82%)
                                                                           $
 Gtech Holdings /1/                                       1,430                46,618
MACHINERY TOOLS & RELATED PRODUCTS (0.96%)
 Kennametal                                               1,218                39,914
 Milacron                                                   800                14,600
                                                                               54,514
MACHINERY-CONSTRUCTION & MINING (0.10%)
 Terex                                                      300                 5,880
MACHINERY-FARM (0.11%)
 Agco                                                       687                 5,977
MACHINERY-GENERAL INDUSTRY (0.45%)
 Albany International                                       800                15,856
 Tecumseh Products                                          200                 9,860
                                                                               25,716
MACHINERY-MATERIAL HANDLING (0.36%)
 Nacco Industries                                           300                20,310
MACHINERY-PRINT TRADE (0.63%)
 Imation /1/                                                800                18,456
 Zebra Technologies /1/                                     400                17,304
                                                                               35,760
MEDICAL INSTRUMENTS (1.04%)
 Beckman Coulter                                          1,656                58,871
MEDICAL LABORATORY & TESTING SERVICE (0.66%)
 Quest Diagnostics /1/                                      305                37,576
MEDICAL STERILIZATION PRODUCT (0.35%)
 Steris /1/                                               1,100                19,998
MEDICAL-BIOMEDICAL/GENE (1.36%)
 Cell Genesys                                               374                 5,917
 Enzon /1/                                                  500                29,810
 Genaissance Pharmaceuticals /1/                            551                 6,204
 Organogenesis /1/                                        1,700                15,555
 Regeneron Pharmaceutical /1/                               635                19,691
                                                                               77,177
MEDICAL-DRUGS (0.64%)
 Cephalon /1/                                               200                12,740
 OSI Pharmaceuticals /1/                                    248                12,732
 Perrigo /1/                                                900                10,746
                                                                               36,218
MEDICAL-HMO (1.01%)
 Health Net /1/                                           1,070                23,058
 Mid Atlantic Medical Services /1/                          529                10,755
 Oxford Health Plans /1/                                    753                23,418
                                                                               57,231
MEDICAL-HOSPITALS (1.07%)
 Triad Hospitals /1/                                        570                17,543
 Universal Health Services                                  483                43,354
                                                                               60,897
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-NURSING HOMES (0.53%)
                                                                           $
 Manor Care /1/                                           1,300                30,160
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.96%)
 Apria Healthcare Group /1/                               2,095                54,407
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.29%)
 Bergen Brunswig                                            900                16,470
METAL PROCESSORS & FABRICATION (1.09%)
 Precision Castparts                                      1,447                54,060
 Quanex                                                     371                 7,680
                                                                               61,740
MISCELLANEOUS INVESTING (6.03%)
 Apartment Investment & Management                          330                14,711
 Boston Properties                                          300                11,853
 Capstead Mortgage                                          400                 6,276
 CBL & Associates Properties                                400                11,020
 Charles E. Smith Residential                               245                11,025
 Chateau Communities                                        170                 5,287
 Chelsea Property Group                                     414                18,112
 Federal Realty Investment Trust                            270                 5,265
 FelCor Lodging Trust                                       766                16,844
 General Growth Properties                                  812                29,321
 Glenborough Realty Trust                                   421                 7,325
 Glimcher Realty Trust                                      500                 7,635
 Home Properties of New York                                491                13,920
 Host Marriott                                            1,802                23,228
 Innkeepers USA Trust                                       700                 7,945
 JP Realty                                                  340                 7,120
 Meristar Hospitality                                       832                16,723
 Mills                                                      728                15,448
 Nationwide Health Properties                               400                 7,060
 Pennsylvania Real Estate Invest Trust                      250                 5,803
 Prentiss Properties Trust                                  200                 5,070
 Reckson Associates Realty                                  561                13,189
 Regency Centers                                            230                 5,739
 Rouse                                                      400                10,656
 Saul Centers                                               347                 6,420
 Simon Property Group                                       440                11,647
 Tanger Factory Outlet Centers                              240                 5,278
 Taubman Centers                                            720                 8,928
 Thornburg Mortgage                                         200                 2,780
 United Dominion Realty Trust                             1,300                16,601
 Ventas                                                   1,500                13,245
                                                                              341,474
MULTI-LINE INSURANCE (0.88%)
 Old Republic International                               1,730                49,980
NETWORKING PRODUCTS (0.28%)
 Cable Design Technologies /1/                            1,073                15,945
NON-FERROUS METALS (0.35%)
 USEC                                                     2,360                19,659
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
NON-HAZARDOUS WASTE DISPOSAL (1.71%)
                                                                           $
 Allied Waste Industries /1/                              2,717                43,255
 Republic Services /1/                                    2,967                53,406
                                                                               96,661
NON-HOTEL GAMBLING (0.90%)
 Argosy Gaming /1/                                        1,825                50,917
OFFICE AUTOMATION & EQUIPMENT (0.26%)
 Ikon Office Solutions                                    2,400                14,880
OFFICE FURNISHINGS-ORIGINAL (0.09%)
 Steelcase                                                  403                 4,993
OFFICE SUPPLIES & FORMS (0.56%)
 John H. Harland                                            502                10,903
 New England Business Services                              300                 5,550
 Wallace Computer Services                                  850                15,215
                                                                               31,668
OIL COMPANY-EXPLORATION & PRODUCTION (2.32%)
 Cross Timbers Oil                                          500                13,575
 Louis Dreyfus Natural Gas /1/                              614                23,393
 Patina Oil & Gas                                         1,290                33,540
 Pioneer Natural Resources                                1,840                35,163
 Vintage Petroleum                                        1,244                25,701
                                                                              131,372
OIL REFINING & MARKETING (1.53%)
 Eott Energy Partners                                       400                 6,740
 Valero Energy                                            1,660                79,946
                                                                               86,686
PAPER & RELATED PRODUCTS (0.71%)
 Boise Cascade                                              665                23,262
 Buckeye Technologies /1/                                   673                 8,204
 P.H. Glatfelter                                            600                 8,640
                                                                               40,106
PHARMACY SERVICES (0.58%)
 AdvancePCS /1/                                             300                17,280
 Omnicare                                                   700                15,540
                                                                               32,820
PHYSICAL THERAPY & REHABILITATION CENTERS (0.30%)
 Healthsouth /1/                                          1,200                16,860
PIPELINES (0.19%)
 Northern Border Partners                                   276                11,040
PRINTING-COMMERCIAL (0.23%)
 Banta                                                      345                 9,004
 Mail-Well /1/                                              800                 3,856
                                                                               12,860
PROPERTY & CASUALTY INSURANCE (0.31%)
 Stewart Information Services                               300                 5,070
 White Mountains Insurance Group                             40                12,560
                                                                               17,630
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PUBLICLY TRADED INVESTMENT FUND (3.59%)
                                                                           $
 iShares Russell 2000 Index Fund                          2,100               203,700
PUBLISHING-BOOKS (0.43%)
 Scholastic /1/                                             580                24,209
REINSURANCE (0.35%)
 RenaissanceRe Holdings                                     311                19,873
RENTAL AUTO & EQUIPMENT (0.94%)
 Dollar Thrifty Automotive Group /1/                      1,270                28,067
 Rent-A-Center /1/                                          700                25,340
                                                                               53,407
RETAIL-APPAREL & SHOE (0.73%)
 Burlington Coat Factory Warehouse                        1,058                21,795
 Wet Seal /1/                                               698                19,327
                                                                               41,122
RETAIL-AUTOMOBILE (0.13%)
 Group 1 Automotive /1/                                     400                 7,400
RETAIL-DRUG STORE (0.42%)
 Longs Drug Stores                                          800                23,720
RETAIL-MUSIC STORE (0.09%)
 Trans World Entertainment /1/                              581                 5,212
RETAIL-REGIONAL DEPARTMENT STORE (0.78%)
 Dillards                                                 1,700                28,798
 Neiman-Marcus Group                                        480                15,600
                                                                               44,398
RETAIL-RESTAURANTS (2.16%)
 Brinker International /1/                                2,179                62,537
 CBRL Group                                               1,601                31,620
 Landry's Seafood Restaurant                                847                10,266
 Lone Star Steakhouse & Saloon                              980                11,809
 Ryan's Family Steak Houses /1/                             500                 5,990
                                                                              122,222
RETAIL-VIDEO RENTAL (0.73%)
 Blockbuster                                              2,224                41,478
SAVINGS & LOANS/THRIFTS (2.61%)
 Astoria Financial                                          460                26,616
 Capitol Federal Financial                                  500                 7,900
 Commercial Federal                                       1,835                40,186
 Dime Community Bancshares                                  200                 5,880
 Flagstar Bancorp.                                          200                 4,516
 Independence Community Bank                              1,300                24,050
 PFF Bancorp                                                460                 9,959
 Seacoast Financial Services                                500                 6,650
 Staten Island Bancorp                                      800                21,992
                                                                              147,749
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.92%)
 Integrated Device Technology /1/                           991                38,817
 Standard Microsystems /1/                                  230                 3,220
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (CONTINUED)
                                                                           $
 Xicor /1/                                                2,016                10,060
                                                                               52,097
SEMICONDUCTOR EQUIPMENT (0.54%)
 Amkor Technology /1/                                     1,140                24,795
 Photronics /1/                                             200                 5,742
                                                                               30,537
SHIPBUILDING (0.34%)
 Newport News Shipbuilding                                  300                19,395
SOFTWARE TOOLS (0.25%)
 Borland Software /1/                                     1,500                14,370
STEEL PIPE & TUBE (0.40%)
 Shaw Group /1/                                             400                22,800
STEEL-PRODUCERS (0.14%)
 AK Steel Holding                                           600                 7,782
TELECOMMUNICATION EQUIPMENT (0.10%)
 Harris                                                     190                 5,462
TELECOMMUNICATION SERVICES (0.35%)
 Illuminet Holdings /1/                                     655                19,630
TELEPHONE-INTEGRATED (0.31%)
 General Communication /1/                                  661                 6,253
 Intermedia Communications /1/                              700                11,354
                                                                               17,607
THERAPEUTICS (0.20%)
 Neopharm /1/                                                57                 1,445
 NPS Pharmaceuticals /1/                                    332                10,026
                                                                               11,471
TRANSPORT-EQUIPMENT & LEASING (0.72%)
 Gatx                                                       551                21,957
 Xtra                                                       371                18,810
                                                                               40,767
TRANSPORT-TRUCK (0.84%)
 Arkansas Best                                            1,238                24,327
 Werner Enterprises                                         400                 7,960
 Yellow                                                     831                15,149
                                                                               47,436
TRUCKING & LEASING (0.27%)
 Ryder System                                               760                15,116
WIRELESS EQUIPMENT (0.27%)
 Spectrian /1/                                              900                15,309
                                           TOTAL COMMON STOCKS              5,273,241

                                                     Principal
                                                       Amount                Value
--------------------------------------------------------------------------------------------
FEDERAL AGENCY SHORT-TERM OBLIGATION (6.04%)
FINANCE-MORTGAGE LOAN/BANKER (6.04%)
 Investment in Joint Trading Account; Federal
  Home Loan Mortgage                                 10,000,000
                                                     $                     $
  4.50%; 05/01/01                                       342,267               342,267
                    TOTAL FEDERAL AGENCY SHORT-TERM OBLIGATION                342,267
                                                                           ----------

                          TOTAL PORTFOLIO INVESTMENTS (99.10%)              5,615,508
CASH AND RECEIVABLES, NET OF LIABILITIES
 (0.90%)                                                                       51,246
                                    TOTAL NET ASSETS (100.00%)             $5,666,754
                                                                           ------------

See accompanying notes.

                              SMALLCAP BLEND FUND

                           APRIL 30, 2001 (UNAUDITED)

See accompanying notes.

                              SMALLCAP BLEND FUND

                           APRIL 30, 2001 (UNAUDITED)
See accompanying notes.

                              SMALLCAP BLEND FUND

                           APRIL 30, 2001 (UNAUDITED)

See accompanying notes.

                              SMALLCAP BLEND FUND

                           APRIL 30, 2001 (UNAUDITED)
See accompanying notes.

                              SMALLCAP BLEND FUND

                           APRIL 30, 2001 (UNAUDITED)

/1 /Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                              SMALLCAP GROWTH FUND

                           APRIL 30, 2001 (UNAUDITED)

                                                   Shares
                                                    Held               Value
-------------------------------------------------------------------------------------
COMMON STOCKS (98.50%)
ADVERTISING AGENCIES (0.77%)
                                                                     $
 True North Communications                            975               37,245
AGRICULTURAL OPERATIONS (0.24%)
 Hines Horticulture /1/                             3,724               11,656
AIRLINES (2.50%)
 Airtran Holdings /1/                               3,110               28,923
 Skywest                                            3,503               92,829
                                                                       121,752
APPAREL MANUFACTURERS (0.77%)
 Tommy Hilfiger /1/                                 3,101               37,398
APPLIANCES (0.84%)
 Maytag                                             1,172               40,727
APPLICATIONS SOFTWARE (1.08%)
 Actuate /1/                                        2,350               29,399
 Barra /1/                                            500               23,020
                                                                        52,419
AUDIO & VIDEO PRODUCTS (0.76%)
 Polycom /1/                                        1,600               37,168
BUSINESS TO BUSINESS/E-COMMERCE (0.61%)
 ePlus /1/                                          3,278               29,797
CELLULAR TELECOMMUNICATIONS (1.18%)
 Price Communications /1/                           2,142               38,599
 Rural Cellular /1/                                   500               18,705
                                                                        57,304
CIRCUIT BOARDS (2.46%)
 Benchmark Electronics /1/                          1,750               44,625
 DDI /1/                                            1,825               44,840
 Pemstar /1/                                        3,007               30,070
                                                                       119,535
COMMERCIAL SERVICES (0.36%)
 TeleTech Holdings /1/                              2,600               17,732
COMPUTER DATA SECURITY (0.44%)
 BindView Development /1/                           8,029               21,197
COMPUTER SERVICES (0.70%)
 Ciber /1/                                          3,989               24,532
 Metro Information Services /1/                     2,050                9,430
                                                                        33,962
COMPUTERS-INTEGRATED SYSTEMS (1.31%)
 NetScout Systems /1/                               3,282               27,077
 NetSolve /1/                                       5,449               36,726
                                                                        63,803
CONSUMER PRODUCTS-MISCELLANEOUS (0.80%)
 Fossil /1/                                         2,065               38,739
DECISION SUPPORT SOFTWARE (2.54%)
 Interactive Intelligence /1/                       2,650               40,677
                                                   Shares
                                                    Held               Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DECISION SUPPORT SOFTWARE (CONTINUED)
                                                                     $
 NETIQ /1/                                          1,250               36,700
 Pivotal /1/                                        1,830               45,933
                                                                       123,310
DIALYSIS CENTERS (1.26%)
 Renal Care Group /1/                               2,137               61,075
DISTRIBUTION/WHOLESALE (0.29%)
 Tech Data /1/                                        400               13,944
DIVERSIFIED MANUFACTURING OPERATIONS (2.28%)
 Pentair                                            2,245               69,079
 Roper Industries                                   1,003               41,925
                                                                       111,004
E-COMMERCE/PRODUCTS (0.52%)
 barnesandnoble.com /1/                            11,746               25,489
E-COMMERCE/SERVICES (0.65%)
 Homestore.com /1/                                    697               22,269
 Hotel Reservations Network /1/                       300                9,375
                                                                        31,644
E-MARKETING/INFORMATION (0.45%)
 DoubleClick /1/                                      800                9,872
 E.piphany /1/                                      1,310               11,895
                                                                        21,767
E-SERVICES/CONSULTING (0.45%)
 Intranet Solutions /1/                               490               16,209
 Razorfish /1/                                      5,864                5,512
                                                                        21,721
ELECTRIC-GENERATION (1.13%)
 Orion Power Holdings /1/                           1,700               54,740
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.68%)
 APW /1/                                            2,571               21,596
 Sawtek /1/                                         1,200               29,520
 Technitrol                                         1,012               30,441
                                                                        81,557
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.53%)
 Alpha Industries                                   1,150               28,256
 Cree /1/                                           1,104               23,769
 MIPS Technologies /1/                                556               10,814
 PLX Technology /1/                                 5,382               26,103
 Transwitch /1/                                       900               15,615
 Virata /1/                                         1,350               18,360
                                                                       122,917
ENTERTAINMENT SOFTWARE (0.75%)
 3DO /1/                                            9,215               20,365
 Take-Two Interactive Software /1/                  1,155               16,101
                                                                        36,466
FIDUCIARY BANKS (0.44%)
 Investors Financial Services                         300               21,462
                                                   Shares
                                                    Held               Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-AUTO LOANS (0.64%)
                                                                     $
 AmeriCredit /1/                                      670               31,061
FINANCE-CREDIT CARD (0.77%)
 Metris                                             1,250               37,500
FINANCE-INVESTMENT BANKER & BROKER (1.76%)
 Investment Technology Group                          550               26,813
 Jefferies Group                                    1,400               45,010
 LaBranche /1/                                        390               14,040
                                                                        85,863
FINANCIAL GUARANTEE INSURANCE (0.45%)
 Radian Group                                         280               21,700
FOOTWEAR & RELATED APPAREL (0.53%)
 Maxwell Shoe /1/                                   1,714               25,881
HEALTH CARE COST CONTAINMENT (1.07%)
 Caremark Rx /1/                                    3,300               52,305
INTERNET APPLICATION SOFTWARE (1.29%)
 Netegrity /1/                                        350               13,997
 Netzee /1/                                         9,757                5,464
 RealNetworks /1/                                   2,142               19,706
 Vignette /1/                                       3,500               23,450
                                                                        62,617
INTERNET FINANCIAL SERVICES (1.07%)
 eSPEED /1/                                         1,950               52,260
INTERNET INFRASTRUCTURE SOFTWARE (0.21%)
 Inktomi /1/                                          700                5,131
 Internet Pictures /1/                             13,212                5,021
                                                                        10,152
INTERNET SECURITY (0.94%)
 SonicWall /1/                                      2,602               45,769
INTERNET TELEPHONY (0.77%)
 Clarent /1/                                        4,017               37,358
INVESTMENT MANAGEMENT & ADVISORY SERVICES (2.90%)
 Affiliated Managers Group /1/                      1,000               56,220
 BlackRock /1/                                      1,165               39,377
 Waddell & Reed Financial                           1,500               45,630
                                                                       141,227
LASERS-SYSTEMS & COMPONENTS (0.27%)
 Cymer /1/                                            395               12,976
MACHINERY-CONSTRUCTION & MINING (0.52%)
 JLG Industries                                     2,050               25,215
MEDICAL INSTRUMENTS (3.23%)
 Intuitive Surgical /1/                            15,242              100,597
 Novoste /1/                                        2,780               56,518
                                                                       157,115
                                                   Shares
                                                    Held               Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL PRODUCTS (0.33%)
                                                                     $
 Focal /1/                                          3,624                2,501
 PolyMedica /1/                                       500               13,580
                                                                        16,081
MEDICAL-BIOMEDICAL/GENE (5.41%)
 Aviron /1/                                           700               34,447
 Inhale Therapeutic Systems /1/                     2,350               78,255
 InterMune /1/                                      1,800               55,458
 Regeneron Pharmaceutical /1/                       1,326               41,119
 Texas Biotech /1/                                  7,546               53,577
                                                                       262,856
MEDICAL-DRUGS (1.23%)
 SuperGen /1/                                       5,536               59,789
MEDICAL-GENERIC DRUGS (0.81%)
 Alpharma                                           1,750               39,585
MEDICAL-HMO (1.54%)
 Health Net /1/                                     3,477               74,929
MEDICAL-HOSPITALS (0.87%)
 Health Management Associates /1/                   2,350               42,112
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.45%)
 Lincare Holdings /1/                                 443               22,092
MOTION PICTURES & SERVICES (0.89%)
 Zomax /1/                                          7,354               43,315
NETWORKING PRODUCTS (2.54%)
 Black Box /1/                                        600               34,914
 Emulex /1/                                           550               19,750
 JNI /1/                                            4,257               43,677
 Paradyne Networks /1/                              4,218                8,900
 Turnstone Systems /1/                              2,310               16,170
                                                                       123,411
OIL & GAS DRILLING (0.57%)
 Pride International /1/                            1,050               27,962
OIL COMPANY-EXPLORATION & PRODUCTION (1.05%)
 Gulf Canada Resources                              5,500               31,350
 Newfield Exploration /1/                             300               10,800
 Triton Energy                                        350                8,789
                                                                        50,939
OIL FIELD MACHINERY & EQUIPMENT (1.19%)
 Grant Prideco /1/                                  1,580               31,600
 National-Oilwell /1/                                 661               26,143
                                                                        57,743
OIL-FIELD SERVICES (0.34%)
 Varco International /1/                              700               16,366
PHARMACY SERVICES (0.51%)
 Syncor International /1/                             700               24,682
                                                   Shares
                                                    Held               Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
POWER CONVERTER & SUPPLY EQUIPMENT (0.53%)
                                                                     $
 Artesyn Technologies /1/                           1,000               15,160
 C&D Technologies                                     300               10,644
                                                                        25,804
RADIO (1.06%)
 Emmis Communications /1/                           2,027               51,729
RESORTS & THEME PARKS (0.72%)
 Six Flags                                          1,595               34,994
RETAIL-APPAREL & SHOE (4.05%)
 Childrens Place /1/                                1,537               35,105
 HOT Topic /1/                                      1,240               41,441
 Men's Wearhouse /1/                                1,599               40,695
 Pacific Sunwear of California /1/                    462               12,871
 Ross Stores                                        2,182               47,960
 Too /1/                                              955               19,014
                                                                       197,086
RETAIL-JEWELRY (0.74%)
 Zale /1/                                           1,086               36,229
RETAIL-MAIL ORDER (0.71%)
 Brookstone /1/                                     2,229               34,438
RETAIL-RESTAURANTS (3.80%)
 CEC Entertainment /1/                                367               18,809
 Jack in the Box /1/                                1,100               29,117
 Outback Steakhouse /1/                             1,350               39,136
 Papa John's International /1/                      2,002               55,856
 Sonic /1/                                          1,500               41,805
                                                                       184,723
RETAIL-TOY STORE (0.04%)
 Zany Brainy /1/                                    5,452                1,799
SEISMIC DATA COLLECTION (0.30%)
 Veritas DGC /1/                                      450               14,625
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.90%)
 Exar /1/                                             600               17,460
 Marvell Technology Group /1/                         594               14,969
 Triquint Semiconductor /1/                           400               11,612
                                                                        44,041
SEMICONDUCTOR EQUIPMENT (5.09%)
 Entegris /1/                                       9,674               88,517
 Integrated Measurement Systems /1/                 3,184               41,074
 Mattson Technology /1/                             1,069               18,782
 Metron Technology /1/                             11,067               68,615
 PRI Automation /1/                                 1,599               30,557
                                                                       247,545
STEEL PIPE & TUBE (0.63%)
 Maverick Tube /1/                                  1,250               30,500
TELECOM EQUIPMENT FIBER OPTICS (0.90%)
 Exfo Electro Optical Engineering /1/               1,050               35,364
                                                   Shares
                                                    Held               Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOM EQUIPMENT FIBER OPTICS (CONTINUED)
                                                                     $
 New Focus /1/                                        650                8,353
                                                                        43,717
TELECOMMUNICATION EQUIPMENT (2.45%)
 Anaren Microwave /1/                               1,550               26,350
 AudioCodes /1/                                     4,750               40,090
 Aware /1/                                          1,510               12,110
 Digital Lightwave /1/                                700               29,470
 Natural Microsystems /1/                           1,428               10,924
                                                                       118,944
TELECOMMUNICATION SERVICES (2.68%)
 Aspect Communications /1/                          3,968               20,872
 Inet Technologies /1/                              6,567               54,588
 ITC Deltacom /1/                                  10,307               55,039
                                                                       130,499
TELECOMMUNICATIONS (0.50%)
 Newport                                              650               24,570
TELEPHONE-INTEGRATED (2.39%)
 Intermedia Communications /1/                      3,354               54,402
 RCN /1/                                           13,719               61,735
 WinStar Communications /1/                         5,186                    -
                                                                       116,137
THERAPEUTICS (4.82%)
 COR Therapeutics /1/                                 900               27,900
 Praecis Pharmaceuticals /1/                        2,350               51,559
 Sangstat Medical /1/                               6,558               72,925
 Titan Pharmaceuticals /1/                          1,475               51,994
 Tularik /1/                                        1,387               30,070
                                                                       234,448
WEB HOSTING & DESIGN (0.65%)
 Digex /1/                                          1,445               18,034
 Macromedia /1/                                       600               13,596
                                                                        31,630
WIRELESS EQUIPMENT (1.60%)
 Powerwave Technologies /1/                         1,100               19,987
 Spectrasite Holdings /1/                           5,755               57,665
                                                                        77,652
                                     TOTAL COMMON STOCKS             4,789,501


See accompanying notes.

                              SMALLCAP GROWTH FUND

                           APRIL 30, 2001 (UNAUDITED)

See accompanying notes.

                              SMALLCAP GROWTH FUND

                           APRIL 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------------



                                                                     ----------




                                                                     ------------

See accompanying notes.

                              SMALLCAP GROWTH FUND

                           APRIL 30, 2001 (UNAUDITED)
/1 /Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                          SMALLCAP S&P 600 INDEX FUND

                           APRIL 30, 2001 (UNAUDITED)

                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (98.48%)
ADVERTISING SERVICES (0.18%)
                                                                           $
 Cyrk /1/                                                   225                   581
 Penton Media                                               493                 9,712
                                                                               10,293
AEROSPACE & DEFENSE (0.35%)
 Esterline Technologies                                     314                 6,123
 Gencorp                                                    657                 7,897
 Teledyne Technologies                                      489                 6,430
                                                                               20,450
AEROSPACE & DEFENSE EQUIPMENT (0.81%)
 AAR                                                        417                 4,683
 Alliant Techsystems /1/                                    217                20,441
 Armor Holdings /1/                                         348                 5,794
 BE Aerospace /1/                                           395                 8,492
 Kaman                                                      344                 5,728
 Orbital Sciences /1/                                       582                 2,503
                                                                               47,641
AGRICULTURAL CHEMICALS (0.02%)
 Mississippi Chemical                                       405                 1,409
AGRICULTURAL OPERATIONS (0.38%)
 Agribrands International /1/                               152                 8,279
 Delta & Pine Land                                          595                14,221
                                                                               22,500
AIRLINES (0.93%)
 Atlantic Coast Airlines Holdings /1/                       657                15,899
 Frontier Airlines /1/                                      434                 6,523
 Mesa Air Group /1/                                         500                 5,500
 Midwest Express Holdings /1/                               214                 3,315
 Skywest                                                    869                23,029
                                                                               54,266
APPAREL MANUFACTURERS (0.95%)
 Ashworth /1/                                               203                 1,494
 Gymboree /1/                                               378                 2,650
 Hagger Corp.                                                92                   994
 Hartmax                                                    462                 1,340
 Kellwood                                                   351                 7,494
 Nautica Enterprises /1/                                    491                 9,020
 Oshkosh B'gosh                                             189                 5,116
 Oxford Industries                                          113                 2,260
 Phillips-Van Heusen                                        423                 6,345
 Quiksilver /1/                                             349                 9,482
 Russell                                                    494                 9,485
                                                                               55,680
APPLIANCES (0.16%)
 Applica                                                    357                 2,392
 Fedders                                                    500                 2,590
 Royal Appliance Manufacturing /1/                          212                 1,064
 Salton /1/                                                 185                 3,197
                                                                                9,243
APPLICATIONS SOFTWARE (0.97%)
 Barra /1/                                                  326                15,009
 HNC Software /1/                                           499                13,588
 Mapinfo /1/                                                224                 7,051
 MRO Software                                               341                 5,170
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
APPLICATIONS SOFTWARE (CONTINUED)
                                                                           $
 Pinnacle Systems /1/                                       792                 8,411
 Progress Software /1/                                      547                 7,740
                                                                               56,969
ATHLETIC FOOTWEAR (0.06%)
 K-Swiss                                                    155                 3,683
AUDIO & VIDEO PRODUCTS (0.27%)
 Harman International Industries                            496                15,748
AUTO REPAIR CENTERS (0.06%)
 Midas                                                      235                 3,501
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.17%)
 Oshkosh Truck                                              258                10,057
AUTO-TRUCK TRAILERS (0.07%)
 Wabash National                                            356                 4,276
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.18%)
 Tenneco Automotive                                         553                 1,659
 Titan International                                        321                 1,538
 Tower Automotive /1/                                       697                 7,388
                                                                               10,585
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.03%)
 Standard Motor Products                                    192                 1,985
BATTERIES/BATTERY SYSTEMS (0.06%)
 Valence Technology /1/                                     634                 3,519
BEVERAGES-NON-ALCOHOLIC (0.09%)
 Coca-Cola Bottling                                         135                 5,361
BEVERAGES-WINE & SPIRITS (0.35%)
 Constellation Brands /1/                                   315                20,554
BICYCLE MANUFACTURING (0.02%)
 Huffy /1/                                                  158                 1,371
BROADCASTING SERVICES & PROGRAMMING (0.05%)
 4 Kids Entertainment /1/                                   187                 3,160
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.27%)
 Butler Manufacturing                                        99                 2,257
 Elcor                                                      297                 4,678
 Simpson Manufacturing /1/                                  186                 9,030
                                                                               15,965
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.24%)
 Insituform Technologies /1/                                414                14,279
BUILDING PRODUCTS-AIR & HEATING (0.16%)
 Lennox International                                       861                 9,187
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.36%)
                                                                           $
 Florida Rock Industries                                    288                11,232
 Texas Industries                                           321                 9,855
                                                                               21,087
BUILDING PRODUCTS-DOORS & WINDOWS (0.06%)
 Apogee Enterprises                                         431                 3,659
BUILDING PRODUCTS-WOOD (0.09%)
 Universal Forest Products                                  310                 5,084
BUILDING-MAINTENANCE & SERVICE (0.19%)
 ABM Industries                                             356                11,008
BUILDING-MOBIL HOME & MANUFACTURE HOUSING (0.51%)
 Champion Enterprises /1/                                   733                 5,901
 Coachmen Industries                                        241                 2,415
 Fleetwood Enterprises                                      508                 6,573
 Monaco Coach /1/                                           293                 5,670
 Skyline                                                    130                 3,367
 Winnebago Industries                                       318                 5,803
                                                                               29,729
BUILDING-RESIDENTIAL & COMMERCIAL (2.00%)
 Del Webb                                                   290                 9,802
 DR Horton                                                1,170                28,337
 MDC Holdings                                               362                15,573
 NVR                                                        129                24,590
 Ryland Group                                               205                 9,740
 Standard-Pacific                                           465                 9,486
 Toll Brothers /1/                                          556                19,738
                                                                              117,266
BUSINESS TO BUSINESS/E-COMMERCE (0.03%)
 QRS /1/                                                    226                 2,000
CASINO HOTELS (0.14%)
 Aztar /1/                                                  614                 7,964
CASINO SERVICES (0.21%)
 Anchor Gaming /1/                                          226                12,317
CELLULAR TELECOMMUNICATIONS (0.04%)
 Boston Communications Group /1/                            250                 2,610
CHEMICALS-DIVERSIFIED (0.15%)
 Georgia Gulf                                               488                 8,965
CHEMICALS-FIBERS (0.16%)
 Wellman                                                    492                 9,176
CHEMICALS-PLASTICS (0.21%)
 PolyOne                                                  1,459                12,329
CHEMICALS-SPECIALTY (0.83%)
 Arch Chemicals                                             342                 6,669
 Chemfirst                                                  230                 5,911
 MacDermid                                                  483                 8,346
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (CONTINUED)
                                                                           $
 OM Group                                                   368                20,148
 Omnova Solutions                                           614                 3,979
 Penford                                                    115                 1,357
 Quaker Chemical                                            137                 2,432
                                                                               48,842
CIRCUIT BOARDS (0.23%)
 Benchmark Electronics /1/                                  303                 7,726
 Park Electrochemical                                       246                 5,781
                                                                               13,507
COAL (0.45%)
 Massey Energy                                            1,173                26,404
COLLECTIBLES (0.10%)
 Action Performance /1/                                     254                 4,097
 Department 56 /1/                                          201                 1,759
                                                                                5,856
COMMERCIAL BANKS (4.85%)
 Centura Banks                                              611                29,053
 Chittenden                                                 408                12,240
 Comm. First Bankshares                                     652                13,698
 Commerce Bancorp.                                          488                33,672
 Cullen/Frost Bankers                                       803                25,696
 East-West Bancorp                                          353                 7,328
 First Bancorp.                                             410                10,537
 First Midwest Bancorp                                      634                17,936
 GBC Bancorp                                                179                 4,448
 Hudson United Bancorp                                      825                19,602
 Provident Bankshares                                       432                 9,658
 Riggs National                                             440                 6,974
 South Financial Group                                      670                11,122
 Southwest Bancorp. of Texas /1/                            444                14,874
 Sterling Bancshares                                        406                 7,320
 Susquehanna Bancshares                                     608                10,999
 Trustco Bank                                               952                11,662
 UCBH Holdings                                              290                 8,010
 United Bankshares                                          647                14,881
 Whitney Holding                                            352                14,045
                                                                              283,755
COMMERCIAL SERVICE-FINANCE (0.08%)
 Profit Recovery Group International /1/                    743                 4,755
COMMERCIAL SERVICES (0.86%)
 Arbitron                                                   470                 9,814
 Central Parking                                            563                10,027
 CPI                                                        117                 2,200
 F.Y.I. /1/                                                 249                 8,653
 Insurance Auto Auctions /1/                                181                 2,606
 Memberworks /1/                                            239                 5,889
 Pre-Paid Legal Services /1/                                350                 7,700
 Startek /1/                                                217                 3,593
                                                                               50,482
COMMUNICATIONS SOFTWARE (0.23%)
 Avid Technology /1/                                        393                 6,819
 Captaris                                                   476                 1,004
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMUNICATIONS SOFTWARE (CONTINUED)
                                                                           $
 Digi International /1/                                     236                 1,423
 Inter-Tel                                                  410                 4,055
                                                                               13,301
COMPUTER AIDED DESIGN (0.17%)
 Aspen Technology /1/                                       461                 9,709
COMPUTER DATA SECURITY (0.08%)
 Rainbow Technologies /1/                                   396                 2,142
 SCM Microsystems /1/                                       235                 2,515
                                                                                4,657
COMPUTER SERVICES (0.75%)
 Analysts International                                     350                 1,838
 CACI International /1/                                     175                 5,855
 Carreker /1/                                               329                 8,047
 Ciber /1/                                                  923                 5,676
 Computer Task Group                                        323                 1,631
 Eloyalty /1/                                               772                 2,440
 Factset Research Systems                                   510                18,105
                                                                               43,592
COMPUTER SOFTWARE (0.07%)
 Phoenix Technologies /1/                                   390                 4,231
COMPUTERS-INTEGRATED SYSTEMS (1.18%)
 Avant! /1/                                                 595                11,596
 Brooktrout /1/                                             190                 1,338
 Kronos /1/                                                 193                 6,568
 Mercury Computer Systems /1/                               333                16,910
 Micros Systems /1/                                         268                 5,740
 NYFIX /1/                                                  388                 9,541
 Radiant Systems /1/                                        429                 7,207
 Radisys /1/                                                268                 5,655
 Systems & Computer Technology /1/                          506                 4,438
                                                                               68,993
COMPUTERS-MEMORY DEVICES (0.28%)
 Hutchison Technology /1/                                   386                 5,979
 Read-Rite /1/                                            1,833                10,155
                                                                               16,134
COMPUTERS-PERIPHERAL EQUIPMENT (0.12%)
 SONICblue /1/                                            1,435                 7,017
COMPUTERS-VOICE RECOGNITION (0.09%)
 InterVoice-Brite /1/                                       511                 5,309
CONSULTING SERVICES (0.24%)
 Franklin Covey /1/                                         320                 2,112
 Maximus /1/                                                329                11,650
                                                                               13,762
CONSUMER PRODUCTS-MISCELLANEOUS (0.59%)
 Fossil /1/                                                 475                 8,911
 Russ Berrie                                                308                 7,315
 Scotts /1/                                                 441                18,434
                                                                               34,660
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CRYSTAL & GIFTWARE (0.02%)
                                                                           $
 Enesco Group                                               209                 1,233
DATA PROCESSING & MANAGEMENT (1.13%)
 American Management Systems /1/                            643                13,535
 Fair, Isaac                                                222                15,411
 Filenet /1/                                                536                 7,504
 Global Payments /1/                                        566                11,971
 Information Resources /1/                                  449                 2,802
 National Data                                              511                14,640
                                                                               65,863
DECISION SUPPORT SOFTWARE (0.05%)
 SPSS /1/                                                   211                 2,741
DENTAL SUPPLIES & EQUIPMENT (0.73%)
 Patterson Dental /1/                                     1,045                31,935
 Sybron Dental Specialties /1/                              544                10,880
                                                                               42,815
DIAGNOSTIC KITS (0.48%)
 Diagnostic Products                                        214                14,075
 Idexx Laboratories /1/                                     515                13,961
                                                                               28,036
DIALYSIS CENTERS (0.35%)
 Renal Care Group /1/                                       719                20,549
DIRECT MARKETING (0.17%)
 Advo                                                       314                10,202
DISTRIBUTION/WHOLESALE (0.89%)
 Bell Microproducts /1/                                     241                 2,169
 Brightpoint /1/                                            863                 3,409
 Building Material Holding /1/                              198                 1,931
 Hughes Supply                                              377                 5,700
 Owens & Minor                                              513                 9,983
 SCP Pool /1/                                               263                 8,284
 United Stationers                                          531                15,118
 Watsco                                                     412                 5,331
                                                                               51,925
DIVERSIFIED MANUFACTURING OPERATIONS (1.20%)
 A.O. Smith                                                 365                 6,979
 Barnes Group                                               289                 5,780
 Griffon /1/                                                460                 4,278
 Lydall                                                     245                 2,962
 Myers Industries                                           335                 5,008
 Roper Industries                                           474                19,813
 SPS Technologies /1/                                       197                 9,594
 Standex International                                      189                 4,527
 Tredegar                                                   590                11,534
                                                                               70,475
DIVERSIFIED OPERATIONS (0.15%)
 Triarc                                                     345                 8,832
DIVERSIFIED OPERATORS/COMMERCIAL SERVICE (0.16%)
 Chemed                                                     155                 5,316
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED OPERATORS/COMMERCIAL SERVICE (CONTINUED)
                                                                           $
 Volt Information Sciences /1/                              236                 4,036
                                                                                9,352
DRUG DELIVERY SYSTEMS (0.17%)
 Cygnus /1/                                                 419                 2,786
 Noven Pharmaceuticals /1/                                  342                 7,343
                                                                               10,129
E-COMMERCE/SERVICES (0.07%)
 Pegasus Solutions /1/                                      382                 3,782
ELECTRIC-INTEGRATED (1.44%)
 Avista                                                     731                14,547
 Bangor Hydro-Electric                                      113                 2,960
 Central Vermont Public Service                             178                 2,860
 CH Energy Group                                            258                11,365
 Green Mountain Power                                        86                 1,333
 Northwestern                                               358                 8,950
 RGS Energy Group                                           536                19,939
 UIL Holdings                                               221                10,818
 Unisource Energy                                           502                11,651
                                                                               84,423
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.81%)
 APW /1/                                                    608                 5,107
 Bel Fuse                                                   164                 4,141
 BMC Industries                                             424                 2,519
 CTS                                                        430                10,320
 Methode Electronics                                        554                 3,169
 Rogers                                                     234                 6,669
 Technitrol                                                 515                15,491
                                                                               47,416
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.69%)
 Actel /1/                                                  374                 8,621
 Alliance Semiconductor /1/                                 662                 9,539
 Alpha Industries                                           673                16,536
 AstroPower /1/                                             213                 8,921
 AXT /1/                                                    340                10,686
 C-Cube Microsystems /1/                                    767                12,234
 ESS Technology /1/                                         682                 4,699
 General Semiconductor                                      586                 6,762
 Kopin /1/                                                  984                 6,918
 Pioneer Standard Electronics                               427                 5,124
 Supertex /1/                                               190                 3,412
 Three-Five Systems                                         334                 5,327
                                                                               98,779
ELECTRONIC CONNECTORS (0.02%)
 Innovex                                                    232                   947
ELECTRONIC MEASUREMENT INSTRUMENTS (0.44%)
 Analogic                                                   199                 9,550
 Itron /1/                                                  238                 3,522
 Keithley Instruments                                       246                 6,531
 Trimble Navigation /1/                                     364                 5,981
                                                                               25,584
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC PARTS DISTRIBUTION (0.16%)
                                                                           $
 Kent Electronics /1/                                       443                 9,569
ELECTRONICS (0.03%)
 Robotic Vision Systems /1/                                 546                 1,594
ENGINEERING/RESEARCH & DEVELOPMENT SERVICES (0.26%)
 Foster Wheeler                                             632                 9,512
 URS                                                        260                 5,590
                                                                               15,102
ENGINES-INTERNAL COMBUSTION (0.23%)
 Briggs & Stratton                                          335                13,567
ENTERPRISE SOFTWARE/SERVICE (0.35%)
 Concord Communications /1/                                 255                 1,780
 ePresence /1/                                              366                 1,460
 Hyperion Solutions /1/                                     513                 8,624
 Remedy /1/                                                 477                 8,362
                                                                               20,226
ENTERTAINMENT SOFTWARE (0.30%)
 Midway Games /1/                                           585                 5,792
 THQ                                                        313                11,922
                                                                               17,714
ENVIRONMENTAL CONSULTING & ENGINEERING (0.26%)
 Tetra Tech                                                 625                15,262
FILTRATION & SEPARATION PRODUCTS (0.38%)
 Clarcor                                                    377                 9,312
 Cuno /1/                                                   253                 6,457
 Scott Technologies                                         263                 6,180
                                                                               21,949
FINANCE-INVESTMENT BANKER & BROKER (0.82%)
 Jefferies Group                                            380                12,217
 Raymond James Financial                                    737                22,368
 Southwest Securities Group                                 246                 5,449
 Tucker Anthony Sutro                                       371                 7,709
                                                                               47,743
FIREARMS & AMMUNITION (0.07%)
 Sturm Ruger                                                417                 4,082
FOOD-BAKING (0.25%)
 Earthgrains                                                657                14,782
FOOD-MEAT PRODUCTS (0.50%)
 Smithfield Foods /1/                                       844                29,287
FOOD-MISCELLANEOUS/DIVERSIFIED (0.88%)
 American Italian Pasta /1/                                 269                 9,576
 Corn Products International                                545                13,353
 Hain Celestial Group /1/                                   515                12,885
 International Multifoods                                   290                 5,420
 J & J Snack Foods /1/                                      130                 2,678
 Ralcorp Holdings /1/                                       463                 7,732
                                                                               51,644
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-RETAIL (0.47%)
                                                                           $
 Great Atlantic & Pacific Tea                               594                 7,366
 Whole Foods Market /1/                                     414                20,120
                                                                               27,486
FOOD-WHOLESALE/DISTRIBUTION (0.69%)
 Fleming                                                    614                18,113
 Nash Finch                                                 178                 3,542
 Performance Food Group /1/                                 268                14,464
 United Natural Foods /1/                                   284                 3,965
                                                                               40,084
FOOTWEAR & RELATED APPAREL (0.80%)
 Stride Rite                                                644                 4,791
 Timberland                                                 616                30,381
 Wolverine World Wide                                       643                11,446
                                                                               46,618
FORESTRY (0.07%)
 Deltic Timber                                              186                 4,233
GARDEN PRODUCTS (0.15%)
 Toro                                                       195                 8,999
GAS-DISTRIBUTION (2.20%)
 Atmos Energy                                               603                13,670
 Cascade Natural Gas                                        171                 3,411
 Energen                                                    476                17,683
 Laclede Gas                                                292                 7,008
 New Jersey Resources                                       274                11,861
 Northwest Natural                                          390                 8,658
 NUI                                                        200                 4,470
 Piedmont Natural Gas                                       494                17,562
 Southern Union                                             791                17,679
 Southwest Gas                                              490                10,315
 Southwestern Energy                                        388                 5,102
 UGI                                                        419                11,083
                                                                              128,502
HEALTH CARE COST CONTAINMENT (0.53%)
 Hooper Holmes                                            1,024                10,496
 Orthodontic Centers of America /1/                         755                20,574
                                                                               31,070
HOME FURNISHINGS (0.70%)
 Bassett Furniture Industries                               182                 2,575
 Ethan Allen Interiors                                      611                21,691
 La-Z-Boy                                                   934                16,812
                                                                               41,078
HOSPITAL BEDS & EQUIPMENT (0.28%)
 Invacare                                                   469                16,556
HOTELS & MOTELS (0.24%)
 Marcus                                                     451                 6,797
 Prime Hospitality                                          697                 7,172
                                                                               13,969
HOUSEWARES (0.19%)
 Libbey                                                     237                 7,961
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOUSEWARES (CONTINUED)
                                                                           $
 National Presto Industries Inc.                            107                 3,023
                                                                               10,984
HUMAN RESOURCES (0.70%)
 Administaff /1/                                            425                10,247
 CDI /1/                                                    295                 4,351
 Edgewater Technology /1/                                   192                   864
 Hall Kinion & Associates /1/                               204                 1,663
 Heidrick & Struggles /1/                                   300                 7,575
 Labor Ready /1/                                            642                 2,343
 On Assignment /1/                                          358                 6,125
 Spherion /1/                                               965                 7,884
                                                                               41,052
IDENTIFICATION SYSTEM/DEVELOPMENT (0.40%)
 Brady                                                      352                11,546
 Checkpoint Systems /1/                                     469                 4,385
 Paxar /1/                                                  654                 7,704
                                                                               23,635
INDUSTRIAL AUTOMATION & ROBOTS (0.38%)
 Cognex /1/                                                 672                19,831
 Gerber Scientific                                          341                 2,370
                                                                               22,201
INSTRUMENTS-CONTROLS (0.27%)
 Photon Dynamics /1/                                        193                 5,983
 Watts Industries                                           410                 6,745
 X-Rite                                                     331                 2,959
                                                                               15,687
INSTRUMENTS-SCIENTIFIC (0.20%)
 Dionex /1/                                                 343                10,280
 Meade Instruments /1/                                      255                 1,527
                                                                               11,807
INSURANCE BROKERS (0.18%)
 EW Blanch Holdings                                         201                 2,679
 Hilb, Rogal & Hamilton                                     205                 8,077
                                                                               10,756
INTERNET APPLICATION SOFTWARE (0.20%)
 Verity /1/                                                 523                11,778
INTERNET CONNECTIVE SERVICES (0.05%)
 PC-Tel /1/                                                 288                 2,742
INTERNET SECURITY (0.56%)
 RSA Security /1/                                           915                29,280
 Zixit                                                      257                 3,207
                                                                               32,487
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.60%)
 Eaton Vance                                              1,093                35,304
LASERS-SYSTEMS & COMPONENTS (0.81%)
 Coherent /1/                                               423                16,709
 Cymer /1/                                                  472                15,505
 Electro Scientific Industries /1/                          417                14,941
                                                                               47,155
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LEISURE & RECREATION PRODUCTS (0.21%)
                                                                           $
 K2                                                         278                 2,266
 WMS Industries                                             490                10,226
                                                                               12,492
LIFE & HEALTH INSURANCE (0.17%)
 Delphi Financial Group                                     314                 9,976
LIGHTING PRODUCTS & SYSTEMS (0.07%)
 SLI                                                        539                 3,800
LINEN SUPPLY & RELATED ITEMS (0.13%)
 Angelica                                                   133                 1,763
 G & K Services                                             318                 6,090
                                                                                7,853
MACHINERY TOOLS & RELATED PRODUCTS (0.27%)
 Milacron                                                   521                 9,508
 Regal Beloit                                               325                 6,143
                                                                               15,651
MACHINERY-CONSTRUCTION & MINING (0.23%)
 Astec Industries /1/                                       298                 5,632
 JLG Industries                                             649                 7,983
                                                                               13,615
MACHINERY-DIVERSIFIED (0.28%)
 Brooks Automation /1/                                      266                16,654
MACHINERY-ELECTRICAL (0.19%)
 Baldor Electric                                            522                10,889
MACHINERY-FARM (0.06%)
 Lindsay Manufacturing                                      181                 3,385
MACHINERY-GENERAL INDUSTRY (0.73%)
 Applied Industrial Technologies                            307                 5,805
 Flow International /1/                                     229                 2,240
 Gardner Denver /1/                                         238                 4,617
 Idex                                                       466                14,632
 Manitowoc                                                  382                10,505
 Robbins & Myers                                            170                 4,803
                                                                               42,602
MACHINERY-PRINT TRADE (0.36%)
 Zebra Technologies /1/                                     489                21,154
MACHINERY-PUMPS (0.32%)
 Graco                                                      470                12,878
 Thomas Industries                                          234                 6,110
                                                                               18,988
MEDICAL INFORMATION SYSTEM (0.54%)
 Cerner /1/                                                 536                24,136
 Dendrite International /1/                                 619                 7,447
                                                                               31,583
MEDICAL INSTRUMENTS (0.70%)
 Arthrocare /1/                                             342                 6,423
 Conmed /1/                                                 238                 5,138
 Datascope                                                  229                 8,675
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS (CONTINUED)
                                                                           $
 Techne                                                     642                20,608
                                                                               40,844
MEDICAL LABORATORY & TESTING SERVICE (0.13%)
 Impath /1/                                                 242                 7,570
MEDICAL PRODUCTS (1.49%)
 Cooper                                                     224                 9,946
 Haemonetics /1/                                            389                12,642
 Inamed /1/                                                 334                 7,004
 Mentor                                                     366                 8,418
 Osteotech /1/                                              216                 1,188
 PolyMedica /1/                                             206                 5,595
 Varian Medical Systems                                     508                35,001
 Vital Signs                                                192                 7,644
                                                                               87,438
MEDICAL-BIOMEDICAL/GENE (1.24%)
 Advanced Tissue Sciences /1/                               995                 3,970
 Arqule /1/                                                 259                 4,012
 Bio-Technology General /1/                                 850                 6,766
 Cambrex                                                    390                18,143
 Cryolife /1/                                               290                 7,685
 Enzo Biochem /1/                                           418                 9,279
 Organogenesis /1/                                          535                 4,895
 Regeneron Pharmaceutical /1/                               569                17,645
                                                                               72,395
MEDICAL-DRUGS (1.58%)
 Alliance Pharmaceutical /1/                                768                 3,686
 Cephalon /1/                                               642                40,896
 Medicis Pharmaceutical /1/                                 466                23,160
 Priority Healthcare /1/                                    704                24,485
                                                                               92,227
MEDICAL-GENERIC DRUGS (0.24%)
 Alpharma                                                   623                14,092
MEDICAL-HMO (0.63%)
 Coventry Health Care /1/                                   921                18,908
 Mid Atlantic Medical Services /1/                          760                15,451
 Sierra Health Services /1/                                 423                 2,221
                                                                               36,580
MEDICAL-HOSPITALS (0.93%)
 Curative Health Services /1/                               116                   783
 Province Healthcare /1/                                    478                12,246
 Universal Health Services                                  463                41,559
                                                                               54,588
METAL PROCESSORS & FABRICATION (0.54%)
 Amcast Industrial                                          130                 1,214
 Commercial Metals                                          200                 5,156
 Intermet                                                   357                 1,803
 Mueller Industries /1/                                     517                16,725
 Quanex                                                     210                 4,347
 Wolverine Tube /1/                                         187                 2,622
                                                                               31,867
METAL PRODUCTS-DISTRIBUTION (0.11%)
 A.M. Castle                                                217                 2,083
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL PRODUCTS-DISTRIBUTION (CONTINUED)
                                                                           $
 Lawson Products                                            150                 4,185
                                                                                6,268
METAL-ALUMINUM (0.02%)
 Commonwealth Industries                                    256                 1,254
METAL-IRON (0.05%)
 Cleveland-Cliffs                                           157                 3,019
MISCELLANEOUS MANUFACTURERS (0.33%)
 A.T. Cross                                                 264                 1,927
 Aptargroup                                                 551                17,401
                                                                               19,328
NETWORKING PRODUCTS (1.17%)
 Aeroflex /1/                                               905                13,493
 Anixter International /1/                                  582                15,336
 Auspex Systems /1/                                         696                 2,805
 Black Box /1/                                              297                17,282
 Cable Design Technologies /1/                              678                10,075
 Stratos Lightwave                                          999                 7,984
 Visual Networks /1/                                        481                 1,732
                                                                               68,707
NON-FERROUS METALS (0.17%)
 Brush Engineered Materials                                 257                 5,140
 RTI International Metals                                   323                 4,558
                                                                                9,698
NON-HOTEL GAMBLING (0.07%)
 Pinnacle Entertainment                                     410                 4,096
OFFICE FURNISHINGS-ORIGINAL (0.10%)
 Interface                                                  792                 6,106
OFFICE SUPPLIES & FORMS (0.34%)
 John H. Harland                                            441                 9,579
 New England Business Services                              199                 3,681
 Standard Register                                          424                 6,826
                                                                               20,086
OIL & GAS DRILLING (0.64%)
 Atwood Oceanics /1/                                        214                 9,555
 Pride International /1/                                  1,041                27,722
                                                                               37,277
OIL COMPANY-EXPLORATION & PRODUCTION (4.64%)
 Barrett Resources /1/                                      513                33,011
 Cabot Oil & Gas                                            452                13,072
 Cross Timbers Oil                                        1,186                32,200
 HS Resources /1/                                           280                13,893
 KEY Production                                             213                 4,782
 Louis Dreyfus Natural Gas /1/                              680                25,908
 Newfield Exploration /1/                                   659                23,724
 Nuevo Energy /1/                                           273                 4,887
 Patina Oil & Gas                                           314                 8,164
 Plains Resources /1/                                       271                 6,572
 Pogo Producing                                             825                24,428
 Remington Oil & Gas /1/                                    333                 5,052
 St. Mary Land & Exploration                                350                 8,697
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
                                                                           $
 Stone Energy /1/                                           401                19,930
 Swift Energy /1/                                           381                12,139
 Tom Brown /1/                                              588                15,053
 Vintage Petroleum                                          973                20,102
                                                                              271,614
OIL FIELD MACHINERY & EQUIPMENT (0.48%)
 Dril-Quip /1/                                              267                 8,704
 Lone Star Technologies /1/                                 366                19,288
                                                                               27,992
OIL REFINING & MARKETING (0.07%)
 WD-40                                                      239                 4,307
OIL-FIELD SERVICES (0.69%)
 CAL Dive International /1/                                 500                14,005
 Oceaneering International /1/                              356                 8,473
 Seacor Smit /1/                                            264                12,091
 Tetra Technologies                                         211                 5,792
                                                                               40,361
OPTICAL SUPPLIES (0.06%)
 Sola International /1/                                     367                 3,666
PAPER & RELATED PRODUCTS (0.40%)
 Buckeye Technologies /1/                                   535                 6,522
 Caraustar Industries                                       406                 3,248
 Chesapeake                                                 234                 5,677
 Pope & Talbot                                              214                 2,782
 Schweitzer-Mauduit International                           232                 4,976
                                                                               23,205
PATIENT MONITORING EQUIPMENT (0.03%)
 Spacelabs Medical /1/                                      147                 1,455
PHARMACY SERVICES (0.91%)
 Accredo Health /1/                                         394                13,420
 AdvancePCS /1/                                             459                26,438
 Syncor International /1/                                   374                13,187
                                                                               53,045
PHOTO EQUIPMENT & SUPPLIES (0.09%)
 Concord Camera /1/                                         422                 2,722
 Polaroid                                                   700                 2,485
                                                                                5,207
PHYSICIAN PRACTICE MANAGEMENT (0.33%)
 Pediatrix Medical Group /1/                                245                 6,551
 US Oncology /1/                                          1,423                12,736
                                                                               19,287
POWER CONVERTER & SUPPLY EQUIPMENT (1.03%)
 Advanced Energy Industries /1/                             489                16,973
 Artesyn Technologies /1/                                   591                 8,960
 C&D Technologies                                           407                14,440
 Magnetek /1/                                               345                 3,295
 Vicor /1/                                                  656                16,400
                                                                               60,068
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PRECIOUS METALS (0.31%)
                                                                           $
 Stillwater Mining /1/                                      598                18,281
PRINTING-COMMERCIAL (0.13%)
 Bowne                                                      516                 5,160
 Consolidated Graphics /1/                                  201                 2,683
                                                                                7,843
PROPERTY & CASUALTY INSURANCE (1.51%)
 Fidelity National Financial                              1,194                27,952
 First American                                             986                19,671
 Fremont General                                          1,085                 4,644
 LandAmerica Financial Group                                209                 6,270
 Mutual Risk Management                                     639                 4,128
 RLI                                                        152                 6,080
 SCPIE Holdings                                             144                 2,858
 Selective Insurance Group                                  390                 9,613
 Zenith National Insurance                                  266                 7,014
                                                                               88,230
PUBLICLY TRADED INVESTMENT FUND (4.11%)
 iShares S&P SmallCap 600 Index Fund                      2,200               240,834
PUBLISHING-BOOKS (0.15%)
 Information Holdings /1/                                   335                 7,236
 Thomas Nelson                                              222                 1,532
                                                                                8,768
RECREATIONAL CENTERS (0.19%)
 Bally Total Fitness Holding                                401                10,987
RECREATIONAL VEHICLES (0.40%)
 Arctic Cat                                                 370                 4,861
 Polaris Industries                                         367                14,203
 Thor Industries                                            186                 4,334
                                                                               23,398
RECYCLING (0.02%)
 Imco Recycling                                             238                 1,369
REINSURANCE (0.19%)
 Trenwick Group                                             568                11,360
RENTAL AUTO & EQUIPMENT (0.09%)
 Aaron Rents                                                308                 5,298
RESEARCH & DEVELOPMENT (0.48%)
 Parexel International /1/                                  381                 4,781
 Pharmaceutical Product Development /1/                     389                23,165
                                                                               27,946
RESPIRATORY PRODUCTS (0.62%)
 Resmed /1/                                                 483                21,638
 Respironics /1/                                            467                14,823
                                                                               36,461
RETAIL-APPAREL & SHOE (2.12%)
 AnnTaylor Stores /1/                                       446                12,154
 Brown Shoe                                                 273                 5,386
 Burlington Coat Factory Warehouse                          688                14,173
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (CONTINUED)
                                                                           $
 Casual Male                                                217                   475
 Cato                                                       386                 6,805
 Chico's FAS /1/                                            271                12,089
 Dress Barn /1/                                             284                 6,873
 Footstar /1/                                               302                11,023
 Genesco /1/                                                333                 9,524
 Goody's Family Clothing /1/                                504                 2,041
 Men's Wearhouse /1/                                        649                16,517
 Pacific Sunwear of California /1/                          498                13,874
 Stein Mart /1/                                             658                 7,067
 Wet Seal /1/                                               214                 5,926
                                                                              123,927
RETAIL-ARTS & CRAFTS (0.29%)
 Michaels Stores /1/                                        504                17,020
RETAIL-AUTO PARTS (0.47%)
 Discount Auto Parts /1/                                    259                 2,305
 O'Reilly Automotive /1/                                    793                18,755
 PEP Boys-Manny Moe & Jack                                  827                 3,961
 TBC                                                        329                 2,254
                                                                               27,275
RETAIL-AUTOMOBILE (0.43%)
 Copart /1/                                                 846                19,382
 Group 1 Automotive /1/                                     309                 5,716
                                                                               25,098
RETAIL-BEDDING (0.29%)
 Linens 'N Things /1/                                       620                16,746
RETAIL-CATALOG SHOPPING (0.01%)
 Lillian Vernon                                             122                   805
RETAIL-COMPUTER EQUIPMENT (0.29%)
 Insight Enterprises /1/                                    643                17,168
RETAIL-CONSUMER ELECTRONICS (0.07%)
 Ultimate Electronics /1/                                   169                 4,208
RETAIL-CONVENIENCE STORE (0.16%)
 Casey's General Stores                                     768                 9,262
RETAIL-DISCOUNT (0.15%)
 Factory 2-U Stores /1/                                     197                 5,132
 ShopKo Stores                                              444                 3,534
                                                                                8,666
RETAIL-FABRIC STORE (0.06%)
 Hancock Fabrics                                            255                 2,106
 Jo-Ann Stores                                              282                 1,185
                                                                                3,291
RETAIL-HAIR SALONS (0.20%)
 Regis                                                      633                11,710
RETAIL-HOME FURNISHINGS (0.41%)
 Cost Plus /1/                                              325                 7,735
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-HOME FURNISHINGS (CONTINUED)
                                                                           $
 Pier 1 Imports                                           1,487                16,506
                                                                               24,241
RETAIL-JEWELRY (0.33%)
 Mayor's Jewelers /1/                                       277                 1,066
 Zale /1/                                                   538                17,948
                                                                               19,014
RETAIL-OFFICE SUPPLIES (0.11%)
 School Specialty /1/                                       270                 6,196
RETAIL-PAWN SHOPS (0.05%)
 Cash America International                                 393                 3,144
RETAIL-REGIONAL DEPARTMENT STORE (0.02%)
 Gottschalks /1/                                            195                   907
RETAIL-RESTAURANTS (2.57%)
 Applebees International                                    390                16,341
 CEC Entertainment /1/                                      420                21,525
 Cheesecake Factory /1/                                     483                18,383
 IHOP /1/                                                   310                 6,448
 Jack in the Box /1/                                        599                15,856
 Landry's Seafood Restaurant                                334                 4,048
 Luby's                                                     347                 2,637
 O'Charley's                                                250                 4,925
 P.F. Chang's China Bistro /1/                              161                 6,250
 Panera Bread /1/                                           202                 6,100
 Rare Hospitality International /1/                         289                 8,078
 Ruby Tuesday                                               979                18,650
 Ryan's Family Steak Houses /1/                             494                 5,918
 Sonic /1/                                                  409                11,399
 Steak N Shake                                              441                 3,951
                                                                              150,509
RETAIL-VARIETY STORE (0.39%)
 99 Cents Only Stores /1/                                   796                23,068
SAVINGS & LOANS/THRIFTS (2.08%)
 Anchor Bancorp Wisconsin                                   355                 5,488
 Commercial Federal                                         841                18,418
 Downey Financial                                           437                18,808
 Firstfed Financial                                         266                 7,980
 MAF Bancorp                                                358                 9,648
 New York Community Bancorp                                 694                23,423
 Staten Island Bancorp                                      546                15,010
 Washington Federal                                         892                22,755
                                                                              121,530
SCHOOLS (0.22%)
 ITT Educational Services                                   369                13,136
SECURITY SERVICES (0.04%)
 Kroll-O'Gara /1/                                           345                 2,381
SEISMIC DATA COLLECTION (0.54%)
 Input/Output /1/                                           793                 8,802
 Seitel                                                     377                 7,355
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEISMIC DATA COLLECTION (CONTINUED)
                                                                           $
 Veritas DGC /1/                                            473                15,373
                                                                               31,530
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.52%)
 Elantec Semiconductor /1/                                  365                12,126
 Pericom Semiconductor /1/                                  387                 6,962
 Power Integrations                                         429                 8,005
 Standard Microsystems /1/                                  248                 3,472
                                                                               30,565
SEMICONDUCTOR EQUIPMENT (2.55%)
 ATMI /1/                                                   468                12,322
 Axcelis Technologies /1/                                 1,505                22,590
 Cohu                                                       314                 5,683
 Dupont Photomasks /1/                                      269                15,010
 Electroglas /1/                                            322                 5,043
 Helix Technology                                           349                10,819
 Kulicke & Soffa Industries                                 757                12,680
 Photronics /1/                                             460                13,207
 Silicon Valley Group /1/                                   541                17,101
 SpeedFam /1/                                               464                 2,854
 Ultratech Stepper /1/                                      329                 9,452
 Varian Semiconductor Equipment Associates /1/              497                22,638
                                                                              149,399
STEEL PIPE & TUBE (0.71%)
 Shaw Group /1/                                             629                35,853
 Valmont Industries                                         361                 5,411
                                                                               41,264
STEEL-PRODUCERS (0.38%)
 Reliance Steel & Aluminum                                  388                11,368
 Steel Dynamics /1/                                         705                10,110
 Steel Technologies                                         149                   997
                                                                               22,475
STEEL-SPECIALTY (0.02%)
 Material Sciences /1/                                      210                 1,428
SUPERCONDUCTOR PRODUCTION & SYSTEMS (0.10%)
 Intermagnetics General /1/                                 238                 5,855
TELECOM EQUIPMENT FIBER OPTICS (0.16%)
 C-COR.net /1/                                              501                 3,607
 Harmonic /1/                                               895                 3,983
 International Fibercom /1/                                 516                 1,992
                                                                                9,582
TELECOMMUNICATION EQUIPMENT (0.20%)
 Aware /1/                                                  350                 2,807
 Davox /1/                                                  198                 2,053
 Network Equipment Technologies /1/                         339                 1,421
 Symmetricom /1/                                            364                 5,289
                                                                               11,570
TELECOMMUNICATION SERVICES (0.28%)
 Aspect Communications /1/                                  794                 4,176
 Metro One Telecommunications                               250                10,583
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION SERVICES (CONTINUED)
                                                                           $
 Pac-West Telecomm /1/                                      557                 1,610
                                                                               16,369
TELEPHONE-INTEGRATED (0.13%)
 General Communication /1/                                  811                 7,672
TEXTILE-HOME FURNISHINGS (0.21%)
 Springs Industries                                         278                12,385
THERAPEUTICS (0.11%)
 MGI Pharmaceuticals /1/                                    255                 2,831
 Theragenics                                                458                 3,696
                                                                                6,527
TOBACCO (0.11%)
 DIMON                                                      691                 6,198
TOYS (0.07%)
 Jakks Pacific /1/                                          274                 3,926
TRANSPORT-MARINE (0.14%)
 Kirby                                                      372                 8,221
TRANSPORT-SERVICES (0.26%)
 Fritz /1/                                                  569                 6,430
 Offshore Logistics                                         332                 8,798
                                                                               15,228
TRANSPORT-TRUCK (1.50%)
 Arkansas Best                                              310                 6,092
 Arnold Industries                                          382                 6,815
 Forward Air /1/                                            329                11,416
 Heartland Express /1/                                      393                10,796
 Landstar System /1/                                        130                 8,489
 MS Carriers /1/                                            172                 5,313
 Roadway Express                                            299                 7,296
 USFreightways                                              401                10,510
 Werner Enterprises                                         729                14,507
 Yellow                                                     367                 6,690
                                                                               87,924
VITAMINS & NUTRITION PRODUCTS (0.26%)
 Natures Sunshine Products                                  256                 2,291
 NBTY /1/                                                 1,021                12,661
                                                                               14,952
WATER (0.42%)
 American States Water                                      156                 5,132
 Philadelphia Suburban                                      823                19,176
                                                                               24,308
WATER TREATMENT SYSTEMS (0.10%)
 Ionics /1/                                                 252                 6,073
WIRE & CABLE PRODUCTS (0.15%)
 Belden                                                     378                 8,925
WIRELESS EQUIPMENT (0.50%)
 Allen Telecom                                              434                 5,698
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (CONTINUED)
                                                                           $
 Audiovox /1/                                               349                 2,914
 DMC Stratex Networks /1/                                 1,144                 8,775
 Proxim /1/                                                 417                 5,801
 Viasat /1/                                                 340                 5,960
                                                                               29,148
X-RAY EQUIPMENT (0.02%)
 Hologic /1/                                                239                 1,307
                                           TOTAL COMMON STOCKS              5,764,826

                                                     Principal
                                                       Amount                Value
--------------------------------------------------------------------------------------------
FEDERAL AGENCY SHORT-TERM OBLIGATION (0.65%)
FINANCE-MORTGAGE LOAN/BANKER (0.65%)
 Investment in Joint Trading Account; Federal
  Home Loan Mortgage                                 10,000,000
                                                     $                     $
  4.50%; 05/01/01                                        37,876                37,876
                    TOTAL FEDERAL AGENCY SHORT-TERM OBLIGATION                 37,876
                                                                           ----------

                          TOTAL PORTFOLIO INVESTMENTS (99.13%)              5,802,702
CASH AND RECEIVABLES, NET OF LIABILITIES
 (0.87%)                                                                       51,205
                                    TOTAL NET ASSETS (100.00%)             $5,853,907
                                                                           ------------

See accompanying notes.

                          SMALLCAP S&P 600 INDEX FUND

                           APRIL 30, 2001 (UNAUDITED)

See accompanying notes.

                          SMALLCAP S&P 600 INDEX FUND

                           APRIL 30, 2001 (UNAUDITED)
See accompanying notes.

                          SMALLCAP S&P 600 INDEX FUND

                           APRIL 30, 2001 (UNAUDITED)

See accompanying notes.

                          SMALLCAP S&P 600 INDEX FUND

                           APRIL 30, 2001 (UNAUDITED)
See accompanying notes.

                          SMALLCAP S&P 600 INDEX FUND

                           APRIL 30, 2001 (UNAUDITED)

See accompanying notes.

                          SMALLCAP S&P 600 INDEX FUND

                           APRIL 30, 2001 (UNAUDITED)
See accompanying notes.

                          SMALLCAP S&P 600 INDEX FUND

                           APRIL 30, 2001 (UNAUDITED)

See accompanying notes.

                          SMALLCAP S&P 600 INDEX FUND

                           APRIL 30, 2001 (UNAUDITED)
See accompanying notes.

                          SMALLCAP S&P 600 INDEX FUND

                           APRIL 30, 2001 (UNAUDITED)

See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                              SMALLCAP VALUE FUND

                           APRIL 30, 2001 (UNAUDITED)

                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (95.13%)
ADVERTISING AGENCIES (0.50%)
                                                                         $
 True North Communications                                750                28,650
ADVERTISING SERVICES (0.93%)
 R.H. Donnelley                                         1,890                53,865
AEROSPACE & DEFENSE (0.42%)
 Esterline Technologies                                 1,250                24,375
AEROSPACE & DEFENSE EQUIPMENT (1.64%)
 Alliant Techsystems /1/                                  300                28,260
 Armor Holdings /1/                                     1,510                25,141
 DRS Technologies /1/                                   1,250                24,100
 Orbital Sciences /1/                                   3,960                17,028
                                                                             94,529
AIRLINES (0.51%)
 Frontier Airlines /1/                                  1,980                29,759
APPAREL MANUFACTURERS (0.62%)
 Phillips-Van Heusen                                    2,380                35,700
ATHLETIC FOOTWEAR (0.67%)
 Reebok International                                   1,500                38,445
AUDIO & VIDEO PRODUCTS (0.49%)
 Harman International Industries                          900                28,575
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.53%)
 Oshkosh Truck                                            790                30,794
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.35%)
 Lear /1/                                               1,620                58,320
 Modine Manufacturing                                     700                19,516
                                                                             77,836
BEVERAGES-WINE & SPIRITS (0.77%)
 Constellation Brands /1/                                 680                44,370
BUILDING PRODUCTS-AIR & HEATING (0.47%)
 Lennox International                                   2,530                26,995
BUILDING-RESIDENTIAL & COMMERCIAL (2.74%)
 KB Home                                                1,340                40,495
 Pulte                                                  1,310                61,282
 Toll Brothers /1/                                      1,590                56,445
                                                                            158,222
CHEMICALS-DIVERSIFIED (0.58%)
 Olin                                                   1,760                33,352
CHEMICALS-SPECIALTY (1.68%)
 Cytec Industries /1/                                     940                30,747
 OM Group                                               1,210                66,248
                                                                             96,995
CIRCUIT BOARDS (0.89%)
 Benchmark Electronics /1/                                950                24,225
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CIRCUIT BOARDS (CONTINUED)
                                                                         $
 Merix /1/                                              1,400                27,272
                                                                             51,497
COMMERCIAL BANKS (8.54%)
 Banknorth Group                                        2,800                55,412
 Centura Banks                                          1,120                53,256
 City National                                            990                38,264
 Colonial Bancgroup                                     3,750                46,687
 Comm. First Bankshares                                 1,330                27,943
 Cullen/Frost Bankers                                   1,370                43,840
 First Midwest Bancorp                                    580                16,408
 Hudson United Bancorp                                  1,460                34,690
 Mercantile Bankshares                                  1,100                41,305
 Provident Bankshares                                   2,342                52,403
 UMB Financial                                          1,100                40,645
 United Bankshares                                      1,850                42,550
                                                                            493,403
COMMERCIAL SERVICES (1.12%)
 Central Parking                                        1,760                31,345
 Quanta Services /1/                                    1,310                33,654
                                                                             64,999
COMPUTER DATA SECURITY (0.40%)
 Rainbow Technologies /1/                               4,300                23,263
CONTAINERS-PAPER & PLASTIC (1.89%)
 Packaging Corp. of America /1/                         3,880                54,824
 Pactiv /1/                                             3,910                54,662
                                                                            109,486
DENTAL SUPPLIES & EQUIPMENT (0.83%)
 Dentsply International                                 1,220                47,800
DISTRIBUTION/WHOLESALE (0.52%)
 United Stationers                                      1,060                30,178
DIVERSIFIED MANUFACTURING OPERATIONS (3.16%)
 Carlisle                                                 980                36,211
 Harsco                                                   880                24,904
 National Service Industries                            1,450                34,945
 Pentair                                                1,100                33,847
 Roper Industries                                       1,260                52,668
                                                                            182,575
ELECTRIC-INTEGRATED (4.15%)
 CH Energy Group                                        1,130                49,777
 Cleco                                                  1,080                48,600
 Idacorp                                                1,060                40,810
 Kansas City Power & Light                              1,580                41,238
 Public Service Co. of New Mexico                       1,640                59,253
                                                                            239,678
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.15%)
 APW /1/                                                1,040                 8,736
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.80%)
 Alliance Semiconductor /1/                             1,410                20,318
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                         $
 General Semiconductor                                  2,260                26,080
                                                                             46,398
ELECTRONIC PARTS DISTRIBUTION (0.64%)
 Kent Electronics /1/                                   1,710                36,936
ENGINEERING/RESEARCH & DEVELOPMENT SERVICES (0.67%)
 Foster Wheeler                                         2,570                38,679
ENGINES-INTERNAL COMBUSTION (0.67%)
 Cummins Engine                                           930                38,502
FINANCE-INVESTMENT BANKER & BROKER (0.85%)
 Jefferies Group                                          910                29,256
 LaBranche /1/                                            560                20,160
                                                                             49,416
FINANCIAL GUARANTEE INSURANCE (0.82%)
 Radian Group                                             610                47,275
FOOD-MEAT PRODUCTS (0.83%)
 Smithfield Foods /1/                                   1,380                47,886
FOOD-WHOLESALE/DISTRIBUTION (0.70%)
 Performance Food Group /1/                               750                40,478
GAS-DISTRIBUTION (3.25%)
 AGL Resources                                          1,800                41,130
 New Jersey Resources                                     990                42,857
 Peoples Energy                                         1,240                49,290
 Piedmont Natural Gas                                   1,530                54,392
                                                                            187,669
HEALTH CARE COST CONTAINMENT (0.70%)
 Orthodontic Centers of America /1/                     1,480                40,330
HUMAN RESOURCES (0.30%)
 Spherion /1/                                           2,110                17,239
INSTRUMENTS-CONTROLS (0.57%)
 Woodward Governor                                        500                32,755
INTERNET APPLICATION SOFTWARE (0.43%)
 Verity /1/                                             1,100                24,772
INVESTMENT COMPANIES (0.68%)
 American Capital Strategies                            1,490                39,485
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.43%)
 Affiliated Managers Group /1/                            440                24,737
LASERS-SYSTEMS & COMPONENTS (0.97%)
 Coherent /1/                                             830                32,785
 Electro Scientific Industries /1/                        650                23,289
                                                                             56,074
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LEISURE & RECREATION PRODUCTS (0.71%)
                                                                         $
 WMS Industries                                         1,970                41,114
LIFE & HEALTH INSURANCE (2.23%)
 Mony Group                                             1,000                35,160
 Protective Life                                          870                26,030
 Stancorp Financial Group                               1,480                67,681
                                                                            128,871
MACHINERY-MATERIAL HANDLING (0.40%)
 Nacco Industries                                         340                23,018
MEDICAL INSTRUMENTS (1.04%)
 Apogent Technologies /1/                               1,700                39,100
 Novoste /1/                                            1,040                21,143
                                                                             60,243
MEDICAL PRODUCTS (1.32%)
 PolyMedica /1/                                         1,320                35,851
 Varian Medical Systems                                   590                40,651
                                                                             76,502
MEDICAL-BIOMEDICAL/GENE (0.98%)
 Inhale Therapeutic Systems /1/                         1,060                35,298
 Regeneron Pharmaceutical /1/                             690                21,397
                                                                             56,695
METAL PROCESSORS & FABRICATION (1.60%)
 Precision Castparts                                    1,160                43,338
 Quanex                                                 2,370                49,059
                                                                             92,397
METAL-ALUMINUM (0.68%)
 Century Aluminum                                       1,770                39,383
MISCELLANEOUS INVESTING (8.35%)
 Annaly Mortgage Management                             2,440                28,109
 Arden Realty                                           1,270                31,839
 Brandywine Realty Trust                                1,110                21,889
 Camden Property Trust                                    740                24,642
 Charles E. Smith Residential                             860                38,700
 Chelsea Property Group                                 1,010                44,187
 Developers Diversified Realty                          1,680                25,402
 First Industrial Realty Trust                          1,240                38,130
 Gables Residential Trust                                 940                27,072
 Health Care Property Investors                           850                30,685
 Hospitality Properties Trust /1/                       1,080                28,458
 Kilroy Realty                                          1,470                39,028
 Macerich                                               1,060                23,850
 Reckson Associates Realty                                820                19,278
 Regency Centers                                          990                24,701
 SL Green Realty                                        1,290                36,907
                                                                            482,877
MISCELLANEOUS MANUFACTURERS (0.84%)
 Aptargroup                                             1,540                48,633
MULTI-LINE INSURANCE (0.63%)
 American National Insurance                              300                22,134
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
                                                                         $
 Horace Mann Educators                                    850                14,416
                                                                             36,550
NETWORKING PRODUCTS (0.98%)
 Anixter International /1/                              1,530                40,315
 Cable Design Technologies /1/                          1,100                16,346
                                                                             56,661
NON-HOTEL GAMBLING (0.59%)
 Argosy Gaming /1/                                      1,230                34,317
OIL & GAS DRILLING (1.27%)
 Atwood Oceanics /1/                                      620                27,683
 Marine Drilling /1/                                      760                22,777
 Pride International /1/                                  870                23,168
                                                                             73,628
OIL COMPANY-EXPLORATION & PRODUCTION (2.00%)
 Louis Dreyfus Natural Gas /1/                            620                23,622
 Noble Affiliates                                         620                26,951
 Swift Energy /1/                                       1,000                31,860
 Vintage Petroleum                                      1,610                33,263
                                                                            115,696
OIL FIELD MACHINERY & EQUIPMENT (0.81%)
 Grant Prideco /1/                                      2,340                46,800
PIPELINES (1.00%)
 Equitable Resources                                      720                57,600
POWER CONVERTER & SUPPLY EQUIPMENT (0.49%)
 Artesyn Technologies /1/                               1,860                28,198
PRECIOUS METALS (0.90%)
 Stillwater Mining /1/                                  1,710                52,275
PRINTING-COMMERCIAL (0.95%)
 Banta                                                  2,110                55,071
PROPERTY & CASUALTY INSURANCE (0.82%)
 Fidelity National Financial                            1,270                29,731
 W.R. Berkley                                             430                17,423
                                                                             47,154
RADIO (0.32%)
 Emmis Communications /1/                                 720                18,374
RENTAL AUTO & EQUIPMENT (0.61%)
 Rent-A-Center /1/                                        970                35,114
RETAIL-APPAREL & SHOE (2.98%)
 Brown Shoe                                             1,570                30,976
 Childrens Place /1/                                    1,130                25,809
 Footstar /1/                                             830                30,295
 Gadzooks                                               1,320                26,730
 Pacific Sunwear of California /1/                        800                22,288
 Venator Group                                          2,750                36,410
                                                                            172,508
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-ARTS & CRAFTS (0.38%)
                                                                         $
 Michaels Stores /1/                                      650                21,951
RETAIL-MAIL ORDER (0.61%)
 J. Jill Group /1/                                      1,840                35,236
RETAIL-RESTAURANTS (2.42%)
 CEC Entertainment /1/                                    560                28,700
 Landry's Seafood Restaurant                            1,510                18,301
 Outback Steakhouse /1/                                 1,500                43,485
 Rare Hospitality International /1/                     1,770                49,472
                                                                            139,958
RETAIL-VIDEO RENTAL (0.73%)
 Blockbuster                                            2,260                42,149
SAVINGS & LOANS/THRIFTS (2.94%)
 Astoria Financial                                      1,000                57,860
 MAF Bancorp                                               48                 1,294
 Staten Island Bancorp                                  2,005                55,117
 Webster Financial                                      1,750                55,755
                                                                            170,026
SCHOOLS (0.65%)
 Sylvan Learning Systems /1/                            1,870                37,811
SEMICONDUCTOR EQUIPMENT (1.23%)
 Entegris /1/                                           4,010                36,691
 Varian Semiconductor Equipment Associates
  /1/                                                     760                34,618
                                                                             71,309
STEEL PIPE & TUBE (0.73%)
 Maverick Tube /1/                                      1,740                42,456
STEEL-PRODUCERS (0.44%)
 Carpenter Technology                                     960                25,152
STEEL-SPECIALTY (0.68%)
 Allegheny Technologies                                 2,150                39,216
STORAGE/WAREHOUSING (0.49%)
 Mobile Mini                                              966                28,594
TOBACCO (0.53%)
 Universal                                                790                30,573
TRANSPORT-TRUCK (1.25%)
 Werner Enterprises                                     2,340                46,566
 Yellow                                                 1,400                25,522
                                                                             72,088
WIRE & CABLE PRODUCTS (0.69%)
 Belden                                                 1,680                39,665
                                         TOTAL COMMON STOCKS              5,498,571

                                                   Principal
                                                     Amount                 Value
-------------------------------------------------------------------------------------------
FEDERAL AGENCY SHORT-TERM OBLIGATION (4.89%)
FINANCE-MORTGAGE LOAN/BANKER (4.89%)
 Investment in Joint Trading Account;
  Federal Home Loan Mortgage                       10,000,000
                                                   $                     $
  4.50%; 05/01/01                                     282,804               282,804
                  TOTAL FEDERAL AGENCY SHORT-TERM OBLIGATION                282,804
                                                                         ----------

                       TOTAL PORTFOLIO INVESTMENTS (100.02%)              5,781,375
LIABILITIES, NET OF CASH AND RECEIVABLES
(-0.02%)                                                                     (1,404)
                                  TOTAL NET ASSETS (100.00%)             $5,779,971
                                                                         -------------

See accompanying notes.

                              SMALLCAP VALUE FUND

                           APRIL 30, 2001 (UNAUDITED)

See accompanying notes.

                              SMALLCAP VALUE FUND

                           APRIL 30, 2001 (UNAUDITED)
See accompanying notes.

                              SMALLCAP VALUE FUND

                           APRIL 30, 2001 (UNAUDITED)

/1 /Non-income producing security.

See accompanying notes.

                                TECHNOLOGY FUND

                           APRIL 30, 2001 (UNAUDITED)

                                                 Shares
                                                  Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (91.34%)
APPLICATIONS SOFTWARE (8.99%)
                                                                   $
 Microsoft /1/                                    5,520              373,980
BUSINESS TO BUSINESS/E-COMMERCE (0.44%)
 Ariba /1/                                        2,354               18,197
CELLULAR TELECOMMUNICATIONS (11.37%)
 AT&T Wireless Group /1/                          1,817               36,522
 NTT DoCoMo                                           5              102,805
 Sprint /1/                                       4,013              102,853
 Vodafone Group                                  75,943              230,629
                                                                     472,809
COMPUTER SERVICES (0.88%)
 Electronic Data Systems                            568               36,636
COMPUTERS (7.45%)
 Compaq Computer                                  3,407               59,623
 Dell Computer /1/                                2,592               68,144
 International Business Machines                  1,581              182,036
                                                                     309,803
COMPUTERS-MEMORY DEVICES (5.45%)
 EMC                                              4,828              191,189
 Veritas Software /1/                               596               35,527
                                                                     226,716
CONSULTING SERVICES (2.89%)
 KPMG Consulting /1/                              7,684              119,947
ELECTRONIC COMPONENTS-SEMICONDUCTOR (7.54%)
 Applied Micro Circuits /1/                         825               21,467
 Micron Technology                                3,203              145,352
 Rohm                                               300               52,940
 Texas Instruments                                2,423               93,770
                                                                     313,529
ENTERPRISE SOFTWARE/SERVICE (3.05%)
 BEA Systems /1/                                    408               16,667
 Oracle /1/                                       6,809              110,033
                                                                     126,700
INTERNET INFRASTRUCTURE SOFTWARE (0.67%)
 Openwave Systems /1/                               803               27,792
MULTIMEDIA (4.55%)
 AOL Time Warner /1/                              3,744              189,072
NETWORKING PRODUCTS (4.22%)
 Cisco Systems /1/                                5,819               98,807
 Juniper Networks /1/                               374               22,077
 Network Appliance /1/                            2,399               54,578
                                                                     175,462
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.93%)
 Maxim Integrated Products /1/                      757               38,683
SEMICONDUCTOR EQUIPMENT (3.99%)
 Applied Materials /1/                            1,748               95,441
                                                 Shares
                                                  Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR EQUIPMENT (CONTINUED)
                                                                   $
 ASM Lithography Holding /1/                      2,667               70,464
                                                                     165,905
TELECOMMUNICATION EQUIPMENT (5.65%)
 Nokia                                            5,258              173,883
 Nortel Networks                                  4,001               61,215
                                                                     235,098
TELECOMMUNICATION SERVICES (0.92%)
 Energis /1/                                      7,358               38,374
TELEPHONE-INTEGRATED (22.35%)
 AT&T                                             7,869              175,321
 Nippon Telegraph & Telephone                         6               38,127
 SBC Communications                               3,882              160,132
 Swisscom                                           334               86,826
 Telecom Italia                                  16,974              188,566
 Telefonica                                       8,855              149,794
 Verizon Communications                           1,589               87,506
 WorldCom /1/                                     2,367               43,198
                                                                     929,470
                                   TOTAL COMMON STOCKS             3,798,173

PREFERRED STOCKS (2.24%)
ENTERPRISE SOFTWARE/SERVICE (2.24%)
 SAP                                                584               93,199
                                TOTAL PREFERRED STOCKS                93,199
                                                                   ---------

                  TOTAL PORTFOLIO INVESTMENTS (93.58%)             3,891,372
CASH AND RECEIVABLES, NET OF LIABILITIES
 (6.42%)                                                             267,161
                            TOTAL NET ASSETS (100.00%)             4,158,533
                                                                   -----------



/1 /Non-income producing security.


                 INVESTMENTS BY COUNTRY
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                           $
 Finland                      173,883              4.47%
 Germany                       93,199              2.40
 Italy                        188,566              4.85
 Japan                        193,872              4.98
 Netherlands                   70,464              1.81
 Spain                        149,794              3.85
 Switzerland                   86,826              2.23
 United Kingdom               269,003              6.91
 United States              2,665,765             68.50
              TOTAL        $3,891,372            100.00%
                           ------------          ---------

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:

                             2001/(B)/
                             ----
BALANCED FUND
-------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..      $10.12
Income from Investment
 Operations:
 Net Investment Income        0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........       (0.55)
                             -----
 Total From Investment
            Operations       (0.50)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       (0.02)
                             -----
   Total Dividends and
         Distributions       (0.02)
                             -----
Net Asset Value, End
 of Period............       $9.60
                             =====
Total Return..........       (3.97)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $1,200
 Ratio of Expenses to
  Average Net Assets..        1.07%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..        2.28%/(d)/
 Portfolio Turnover
  Rate................       158.1%/(d)/

                             2001/(B)/
                             ----
BALANCED FUND
-------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..      $10.12
Income from Investment
 Operations:
 Net Investment Income        0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........       (0.55)
                             -----
 Total From Investment
            Operations       (0.51)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       (0.02)
                             -----
   Total Dividends and
         Distributions       (0.02)
                             -----
Net Asset Value, End
 of Period............       $9.59
                             =====
Total Return..........       (4.07)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $1,954
 Ratio of Expenses to
  Average Net Assets..        1.25%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..        2.09%/(d)/
 Portfolio Turnover
  Rate................       158.1%/(d)/

                             2001/(E)/
                             ----
BALANCED FUND
-------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..       $9.53
Income from Investment
 Operations:
 Net Investment Income        0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........       (0.01)
                             -----
 Total From Investment
            Operations        0.03
                              ----
Net Asset Value, End
 of Period............       $9.56
                             =====
Total Return..........        0.10%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........         $10
 Ratio of Expenses to
  Average Net Assets..        0.50%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..        2.67%/(d)/
 Portfolio Turnover
  Rate................       158.1%/(d)/

                             2001/(E)/
                             ----
BALANCED FUND
-------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..       $9.53
Income from Investment
 Operations:
 Net Investment Income        0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........        0.01
                              ----
 Total From Investment
            Operations        0.02
                              ----
Net Asset Value, End
 of Period............       $9.55
                             =====
Total Return /(a)/ ...    0.00%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........        $275
 Ratio of Expenses to
  Average Net Assets..        1.23%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..        2.01%/(d)/
 Portfolio Turnover
  Rate................       158.1%/(d)/

                             2001/(B)/
                             ----
BALANCED FUND
-------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..      $10.12
Income from Investment
 Operations:
 Net Investment Income        0.20
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........       (0.68)
                             -----
 Total From Investment
            Operations       (0.48)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       (0.02)
                             -----
   Total Dividends and
         Distributions       (0.02)
                             -----
Net Asset Value, End
 of Period............       $9.62
                             =====
Total Return..........       (3.77)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $1,202
 Ratio of Expenses to
  Average Net Assets..        0.76%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..        2.44%/(d)/
 Portfolio Turnover
  Rate................       158.1%/(d)/

                             2001/(B)/
                             ----
BALANCED FUND
-------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..      $10.12
Income from Investment
 Operations:
 Net Investment Income        0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........       (0.56)
                             -----
 Total From Investment
            Operations       (0.50)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       (0.02)
                             -----
   Total Dividends and
         Distributions       (0.02)
                             -----
Net Asset Value, End
 of Period............       $9.60
                             =====
Total Return..........       (3.97)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $1,201
 Ratio of Expenses to
  Average Net Assets..        0.88%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..        2.47%/(d)/
 Portfolio Turnover
  Rate................       158.1%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.11 per share from December 1, 2000 through December 5, 2000.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I and Class J shares each incurred an unrealized loss of $.06 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.04
Income from Investment
 Operations:
 Net Investment Income    0.23
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.23
                          ----
 Total From Investment
            Operations    0.46
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.24)
                         -----
   Total Dividends and
         Distributions   (0.24)
                         -----
Net Asset Value, End
 of Period............  $10.26
                        ======
Total Return..........    4.08%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,565
 Ratio of Expenses to
  Average Net Assets..    1.12%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.50%/(d)/
 Portfolio Turnover
  Rate................   241.8%/(d)/

                         2001/(B)/
                         ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.04
Income from Investment
 Operations:
 Net Investment Income    0.23
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.21
                          ----
 Total From Investment
            Operations    0.44
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.23)
                         -----
   Total Dividends and
         Distributions   (0.23)
                         -----
Net Asset Value, End
 of Period............  $10.25
                        ======
Total Return..........    3.94%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,565
 Ratio of Expenses to
  Average Net Assets..    1.30%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.32%/(d)/
 Portfolio Turnover
  Rate................   241.8%/(d)/

                         2001/(E)/
                         ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.37
Income from Investment
 Operations:
 Net Investment Income    0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.06)
                         -----
 Total From Investment
            Operations    0.03
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.10)
                         -----
   Total Dividends and
         Distributions   (0.10)
                         -----
Net Asset Value, End
 of Period............  $10.30
                        ======
Total Return..........    0.15%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $77
 Ratio of Expenses to
  Average Net Assets..    0.55%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.82%/(d)/
 Portfolio Turnover
  Rate................   241.8%/(d)/

                         2001/(E)/
                         ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.37
Income from Investment
 Operations:
 Net Investment Income    0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.06)
                         -----
 Total From Investment
            Operations    0.02
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.09)
                         -----
   Total Dividends and
         Distributions   (0.09)
                         -----
Net Asset Value, End
 of Period............  $10.30
                        ======
Total Return /(a)/ ...    0.00%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $327
 Ratio of Expenses to
  Average Net Assets..    1.26%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.28%/(d)/
 Portfolio Turnover
  Rate................   241.8%/(d)/

                         2001/(B)/
                         ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.05
Income from Investment
 Operations:
 Net Investment Income    0.23
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.23
                          ----
 Total From Investment
            Operations    0.46
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.25)
                         -----
   Total Dividends and
         Distributions   (0.25)
                         -----
Net Asset Value, End
 of Period............  $10.26
                        ======
Total Return..........    4.16%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,565
 Ratio of Expenses to
  Average Net Assets..    0.81%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.81%/(d)/
 Portfolio Turnover
  Rate................   241.8%/(d)/

                         2001/(B)/
                         ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.05
Income from Investment
 Operations:
 Net Investment Income    0.24
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.21
                          ----
 Total From Investment
            Operations    0.45
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.24)
                         -----
   Total Dividends and
         Distributions   (0.24)
                         -----
Net Asset Value, End
 of Period............  $10.26
                        ======
Total Return..........    4.13%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,565
 Ratio of Expenses to
  Average Net Assets..    0.93%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.68%/(d)/
 Portfolio Turnover
  Rate................   241.8%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.03, $.03, $.04, $.04 per share, respectively, from December 1, 2000 through December 5, 2000.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I and Class J shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.01 and $.02 per share, respectively, from February 27, 2001 through February 28, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:

                          2001/(B)/
                          ----
EUROPEAN FUND
-------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period...  $10.24
Income from Investment
 Operations:
 Net Investment Income.   (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on Investments   (0.76)
                          -----
  Total From Investment
             Operations   (0.81)
                          -----
Net Asset Value, End of
 Period................   $9.43
                          =====
Total Return...........   (7.46)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in thousands)  $1,180
 Ratio of Expenses to
  Average Net Assets...    1.57%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets...    0.53%/(d)/
 Portfolio Turnover
  Rate.................   137.3%/(d)/

                          2001/(B)/
                          ----
EUROPEAN FUND
-------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period...  $10.24
Income from Investment
 Operations:
 Net Investment Income.   (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on Investments   (0.76)
                          -----
  Total From Investment
             Operations   (0.81)
                          -----
Net Asset Value, End of
 Period................   $9.43
                          =====
Total Return...........   (7.46)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in thousands)  $2,272
 Ratio of Expenses to
  Average Net Assets...    1.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets...    0.88%/(d)/
 Portfolio Turnover
  Rate.................   137.3%/(d)/

                          2001/(E)/
                          ----
EUROPEAN FUND
-------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period...   $9.71
Income from Investment
 Operations:
 Net Investment Income.    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on Investments   (0.18)
                          -----
  Total From Investment
             Operations   (0.16)
                          -----
Net Asset Value, End of
 Period................   $9.55
                          =====
Total Return...........   (1.95)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in thousands)     $10
 Ratio of Expenses to
  Average Net Assets...    1.00%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets...    1.25%/(d)/
 Portfolio Turnover
  Rate.................   137.3%/(d)/

                          2001/(E)/
                          ----
EUROPEAN FUND
-------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period...   $9.71
Income from Investment
 Operations:
 Net Investment Income.    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on Investments   (0.18)
                          -----
  Total From Investment
             Operations   (0.17)
                          -----
Net Asset Value, End of
 Period................   $9.54
                          =====
Total Return /(a)/ ....   (2.05)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in thousands)    $105
 Ratio of Expenses to
  Average Net Assets...    1.76%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets...    0.50%/(d)/
 Portfolio Turnover
  Rate.................   137.3%/(d)/

                          2001/(B)/
                          ----
EUROPEAN FUND
-------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period...  $10.24
Income from Investment
 Operations:
 Net Investment Income.    0.17
 Net Realized and
  Unrealized Gain
  (Loss) on Investments   (0.97)
                          -----
  Total From Investment
             Operations   (0.80)
                          -----
Net Asset Value, End of
 Period................   $9.44
                          =====
Total Return...........   (7.36)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in thousands)  $1,150
 Ratio of Expenses to
  Average Net Assets...    1.26%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets...   (0.06)%/(d)/
 Portfolio Turnover
  Rate.................   137.3%/(d)/

                          2001/(B)/
                          ----
EUROPEAN FUND
-------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period...  $10.24
Income from Investment
 Operations:
 Net Investment Income.   (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on Investments   (0.75)
                          -----
  Total From Investment
             Operations   (0.79)
                          -----
Net Asset Value, End of
 Period................   $9.45
                          =====
Total Return...........   (7.26)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in thousands)  $1,180
 Ratio of Expenses to
  Average Net Assets...    1.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets...    0.72%/(d)/
 Portfolio Turnover
  Rate.................   137.3%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each incurred an unrealized gain of $.17 per share from November 30, 2000 through December 5, 2000.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through April 30,
  2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
GOVERNMENT SECURITIES FUND
--------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.06
Income from Investment
 Operations:
 Net Investment Income    0.24
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.12
                          ----
 Total From Investment
            Operations    0.36
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.24)
                         -----
   Total Dividends and
         Distributions   (0.24)
                         -----
Net Asset Value, End
 of Period............  $10.18
                        ======
Total Return..........    3.22%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,545
 Ratio of Expenses to
  Average Net Assets..    0.97%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.58%/(d)/
 Portfolio Turnover
  Rate................    45.3%/(d)/

                         2001/(B)/
                         ----
GOVERNMENT SECURITIES FUND
--------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.06
Income from Investment
 Operations:
 Net Investment Income    0.23
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.12
                          ----
 Total From Investment
            Operations    0.35
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.24)
                         -----
   Total Dividends and
         Distributions   (0.24)
                         -----
Net Asset Value, End
 of Period............  $10.17
                        ======
Total Return..........    3.08%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,547
 Ratio of Expenses to
  Average Net Assets..    1.15%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.41%/(d)/
 Portfolio Turnover
  Rate................    45.3%/(d)/

                         2001/(E)/
                         ----
GOVERNMENT SECURITIES FUND
--------------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.26
Income from Investment
 Operations:
 Net Investment Income    0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.03)
                         -----
 Total From Investment
            Operations    0.06
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.11)
                         -----
   Total Dividends and
         Distributions   (0.11)
                         -----
Net Asset Value, End
 of Period............  $10.21
                        ======
Total Return..........    0.45%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $55
 Ratio of Expenses to
  Average Net Assets..    0.40%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.89%/(d)/
 Portfolio Turnover
  Rate................    45.3%/(d)/

                         2001/(E)/
                         ----
GOVERNMENT SECURITIES FUND
--------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.26
Income from Investment
 Operations:
 Net Investment Income    0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.04)
                         -----
 Total From Investment
            Operations    0.04
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.09)
                         -----
   Total Dividends and
         Distributions   (0.09)
                         -----
Net Asset Value, End
 of Period............  $10.21
                        ======
Total Return /(a)/ ...    0.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $253
 Ratio of Expenses to
  Average Net Assets..    1.12%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.33%/(d)/
 Portfolio Turnover
  Rate................    45.3%/(d)/

                         2001/(B)/
                         ----
GOVERNMENT SECURITIES FUND
--------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.06
Income from Investment
 Operations:
 Net Investment Income    0.22
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.15
                          ----
 Total From Investment
            Operations    0.37
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.25)
                         -----
   Total Dividends and
         Distributions   (0.25)
                         -----
Net Asset Value, End
 of Period............  $10.18
                        ======
Total Return..........    3.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,546
 Ratio of Expenses to
  Average Net Assets..    0.66%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.86%/(d)/
 Portfolio Turnover
  Rate................    45.3%/(d)/

                         2001/(B)/
                         ----
GOVERNMENT SECURITIES FUND
--------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.06
Income from Investment
 Operations:
 Net Investment Income    0.24
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.13
                          ----
 Total From Investment
            Operations    0.37
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.25)
                         -----
   Total Dividends and
         Distributions   (0.25)
                         -----
Net Asset Value, End
 of Period............  $10.18
                        ======
Total Return..........    3.27%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,545
 Ratio of Expenses to
  Average Net Assets..    0.78%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.76%/(d)/
 Portfolio Turnover
  Rate................    45.3%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.05 per share from December 1, 2000 through December 5, 2000.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I and Class J shares each recognized $.01 of net investment income per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.04
Income from Investment
 Operations:
 Net Investment Income    0.24
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.16
                          ----
 Total From Investment
            Operations    0.40
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.24)
                         -----
   Total Dividends and
         Distributions   (0.24)
                         -----
Net Asset Value, End
 of Period............  $10.20
                        ======
Total Return..........    3.60%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,549
 Ratio of Expenses to
  Average Net Assets..    0.97%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.72%/(d)/
 Portfolio Turnover
  Rate................    99.1%/(d)/

                         2001/(B)/
                         ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.04
Income from Investment
 Operations:
 Net Investment Income    0.24
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.16
                          ----
 Total From Investment
            Operations    0.40
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.24)
                         -----
   Total Dividends and
         Distributions   (0.24)
                         -----
Net Asset Value, End
 of Period............  $10.20
                        ======
Total Return..........    3.55%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,643
 Ratio of Expenses to
  Average Net Assets..    1.15%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.55%/(d)/
 Portfolio Turnover
  Rate................    99.1%/(d)/

                         2001/(E)/
                         ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.33
Income from Investment
 Operations:
 Net Investment Income    0.10
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.09)
                         -----
 Total From Investment
            Operations    0.01
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.10)
                         -----
   Total Dividends and
         Distributions   (0.10)
                         -----
Net Asset Value, End
 of Period............  $10.24
                        ======
Total Return..........   (0.07)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    0.40%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    6.09%/(d)/
 Portfolio Turnover
  Rate................    99.1%/(d)/

                         2001/(E)/
                         ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.33
Income from Investment
 Operations:
 Net Investment Income    0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.09)
                         -----
 Total From Investment
            Operations    1.00
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.09)
                         -----
   Total Dividends and
         Distributions   (0.09)
                         -----
Net Asset Value, End
 of Period............  $11.24
                        ======
Total Return /(a)/ ...   (0.22)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $126
 Ratio of Expenses to
  Average Net Assets..    1.15%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.37%/(d)/
 Portfolio Turnover
  Rate................    99.1%/(d)/

                         2001/(B)/
                         ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.04
Income from Investment
 Operations:
 Net Investment Income    0.22
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.20
                          ----
 Total From Investment
            Operations    0.42
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.25)
                         -----
   Total Dividends and
         Distributions   (0.25)
                         -----
Net Asset Value, End
 of Period............  $10.21
                        ======
Total Return..........    3.78%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,553
 Ratio of Expenses to
  Average Net Assets..    0.66%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.75%/(d)/
 Portfolio Turnover
  Rate................    99.1%/(d)/

                         2001/(B)/
                         ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.04
Income from Investment
 Operations:
 Net Investment Income    0.25
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.16
                          ----
 Total From Investment
            Operations    0.41
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.25)
                         -----
   Total Dividends and
         Distributions   (0.25)
                         -----
Net Asset Value, End
 of Period............  $10.20
                        ======
Total Return..........    3.65%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,549
 Ratio of Expenses to
  Average Net Assets..    0.78%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.87%/(d)/
 Portfolio Turnover
  Rate................    99.1%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.03 per share from November 30, 2000 through December 5, 2000.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I and Class J shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.03
Income from Investment
 Operations:
 Net Investment Income    0.24
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.08
                          ----
 Total From Investment
            Operations    0.32
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.25)
                         -----
   Total Dividends and
         Distributions   (0.25)
                         -----
Net Asset Value, End
 of Period............  $10.10
                        ======
Total Return..........    2.32%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,528
 Ratio of Expenses to
  Average Net Assets..    0.97%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.68%/(d)/
 Portfolio Turnover
  Rate................   118.5%/(d)/

                         2001/(B)/
                         ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.03
Income from Investment
 Operations:
 Net Investment Income    0.23
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.08
                          ----
 Total From Investment
            Operations    0.31
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.24)
                         -----
   Total Dividends and
         Distributions   (0.24)
                         -----
Net Asset Value, End
 of Period............  $10.10
                        ======
Total Return..........    2.28%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,528
 Ratio of Expenses to
  Average Net Assets..    1.15%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.51%/(d)/
 Portfolio Turnover
  Rate................   118.5%/(d)/

                         2001/(E)/
                         ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.40
Income from Investment
 Operations:
 Net Investment Income    0.10
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.20)
                         -----
 Total From Investment
            Operations   (0.10)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.10)
                         -----
   Total Dividends and
         Distributions   (0.10)
                         -----
Net Asset Value, End
 of Period............  $10.20
                        ======
Total Return..........   (1.32)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    0.40%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    6.03%/(d)/
 Portfolio Turnover
  Rate................   118.5%/(d)/

                         2001/(E)/
                         ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.40
Income from Investment
 Operations:
 Net Investment Income    0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.20)
                         -----
 Total From Investment
            Operations   (0.11)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.09)
                         -----
   Total Dividends and
         Distributions   (0.09)
                         -----
Net Asset Value, End
 of Period............  $10.20
                        ======
Total Return /(a)/ ...   (1.46)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $108
 Ratio of Expenses to
  Average Net Assets..    1.15%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.30%/(d)/
 Portfolio Turnover
  Rate................   118.5%/(d)/

                         2001/(B)/
                         ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.03
Income from Investment
 Operations:
 Net Investment Income    0.22
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.09
                          ----
 Total From Investment
            Operations    0.31
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.25)
                         -----
   Total Dividends and
         Distributions   (0.25)
                         -----
Net Asset Value, End
 of Period............  $10.09
                        ======
Total Return..........    2.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,523
 Ratio of Expenses to
  Average Net Assets..    0.66%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.77%/(d)/
 Portfolio Turnover
  Rate................   118.5%/(d)/

                         2001/(B)/
                         ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.03
Income from Investment
 Operations:
 Net Investment Income    0.24
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.08
                          ----
 Total From Investment
            Operations    0.32
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.25)
                         -----
   Total Dividends and
         Distributions   (0.25)
                         -----
Net Asset Value, End
 of Period............  $10.10
                        ======
Total Return..........    2.37%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,528
 Ratio of Expenses to
  Average Net Assets..    0.78%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.87%/(d)/
 Portfolio Turnover
  Rate................   118.5%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred, Advisors Select, Preferred , and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from November 27, 2000 through December 5, 2000.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I and Class J shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.03 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:

                         2001/(B)/
                         ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.03
Income from Investment
 Operations:
 Net Investment Income    0.23
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.22
                          ----
 Total From Investment
            Operations    0.45
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.24)
                         -----
   Total Dividends and
         Distributions   (0.24)
                         -----
Net Asset Value, End
 of Period............  $10.24
                        ======
Total Return..........    4.32%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,561
 Ratio of Expenses to
  Average Net Assets..    0.97%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.56%/(d)/
 Portfolio Turnover
  Rate................    46.8%/(d)/

                         2001/(B)/
                         ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.03
Income from Investment
 Operations:
 Net Investment Income    0.23
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.21
                          ----
 Total From Investment
            Operations    0.44
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.24)
                         -----
   Total Dividends and
         Distributions   (0.24)
                         -----
Net Asset Value, End
 of Period............  $10.23
                        ======
Total Return..........    4.18%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,560
 Ratio of Expenses to
  Average Net Assets..    1.15%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.39%/(d)/
 Portfolio Turnover
  Rate................    46.8%/(d)/

                         2001/(E)/
                         ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.25
Income from Investment
 Operations:
 Net Investment Income    0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.02
                          ----
 Total From Investment
            Operations    0.11
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.10)
                         -----
   Total Dividends and
         Distributions   (0.10)
                         -----
Net Asset Value, End
 of Period............  $10.26
                        ======
Total Return..........    1.02%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $31
 Ratio of Expenses to
  Average Net Assets..    0.40%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.90%/(d)/
 Portfolio Turnover
  Rate................    46.8%/(d)/

                         2001/(E)/
                         ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.25
Income from Investment
 Operations:
 Net Investment Income    0.09
                          ----
 Total From Investment
            Operations    0.09
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.09)
                         -----
   Total Dividends and
         Distributions   (0.09)
                         -----
Net Asset Value, End
 of Period............  $10.25
                        ======
Total Return /(a)/ ...    0.77%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $146
 Ratio of Expenses to
  Average Net Assets..    1.14%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.22%/(d)/
 Portfolio Turnover
  Rate................    46.8%/(d)/

                         2001/(B)/
                         ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.03
Income from Investment
 Operations:
 Net Investment Income    0.22
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.25
                          ----
 Total From Investment
            Operations    0.47
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.25)
                         -----
   Total Dividends and
         Distributions   (0.25)
                         -----
Net Asset Value, End
 of Period............  $10.25
                        ======
Total Return..........    4.50%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,562
 Ratio of Expenses to
  Average Net Assets..    0.66%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.76%/(d)/
 Portfolio Turnover
  Rate................    46.8%/(d)/

                         2001/(B)/
                         ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.03
Income from Investment
 Operations:
 Net Investment Income    0.24
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.22
                          ----
 Total From Investment
            Operations    0.46
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.25)
                         -----
   Total Dividends and
         Distributions   (0.25)
                         -----
Net Asset Value, End
 of Period............  $10.24
                        ======
Total Return..........    4.37%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,560
 Ratio of Expenses to
  Average Net Assets..    0.78%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.74%/(d)/
 Portfolio Turnover
  Rate................    46.8%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from November 29, 2000 through December 5, 2000.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I and Class J shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.01 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:

                         2001/(B)/
                         ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.24
Income from Investment
 Operations:
 Net Investment Income    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.21)
                         -----
 Total From Investment
            Operations   (0.17)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............  $10.05
                        ======
Total Return..........   (2.44)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,258
 Ratio of Expenses to
  Average Net Assets..    1.92%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.73%/(d)/
 Portfolio Turnover
  Rate................   113.5%/(d)/

                         2001/(B)/
                         ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.24
Income from Investment
 Operations:
 Net Investment Income    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.21)
                         -----
 Total From Investment
            Operations   (0.17)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............  $10.05
                        ======
Total Return..........   (2.44)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,258
 Ratio of Expenses to
  Average Net Assets..    2.10%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.55%/(d)/
 Portfolio Turnover
  Rate................   113.5%/(d)/

                         2001/(E)/
                         ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.29
Income from Investment
 Operations:
 Net Investment Income    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.32)
                         -----
 Total From Investment
            Operations   (0.28)
 ----
Net Asset Value, End
 of Period............  $10.01
                        ======
Total Return..........   (2.34)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $14
 Ratio of Expenses to
  Average Net Assets..    1.35%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.67%/(d)/
 Portfolio Turnover
  Rate................   113.5%/(d)/

                         2001/(E)/
                         ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.29
Income from Investment
 Operations:
 Net Investment Income    0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.32)
                         -----
 Total From Investment
            Operations   (0.29)
 ----
Net Asset Value, End
 of Period............  $10.00
                        ======
Total Return /(a)/ ...   (2.44)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $99
 Ratio of Expenses to
  Average Net Assets..    2.17%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.84%/(d)/
 Portfolio Turnover
  Rate................   113.5%/(d)/

                         2001/(B)/
                         ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.24
Income from Investment
 Operations:
 Net Investment Income    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.21)
                         -----
 Total From Investment
            Operations   (0.17)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............  $10.05
                        ======
Total Return..........   (2.54)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,257
 Ratio of Expenses to
  Average Net Assets..    1.61%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.60%/(d)/
 Portfolio Turnover
  Rate................   113.5%/(d)/

                         2001/(B)/
                         ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.24
Income from Investment
 Operations:
 Net Investment Income    0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.21)
                         -----
 Total From Investment
            Operations   (0.16)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
 ----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............  $10.06
                        ======
Total Return..........   (2.35)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,259
 Ratio of Expenses to
  Average Net Assets..    1.73%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.91%/(d)/
 Portfolio Turnover
  Rate................   113.5%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.23 per share from November 30, 2000 through December 5, 2000.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I and Class J shares each incurred an unrealized loss of $.06 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
INTERNATIONAL FUND I
--------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.19
Income from Investment
 Operations:
 Net Investment Income    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.98)
                         -----
 Total From Investment
            Operations   (0.96)
                         -----
Net Asset Value, End
 of Period............   $9.23
                         =====
Total Return..........   (8.85)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,155
 Ratio of Expenses to
  Average Net Assets..    1.47%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.50%/(d)/
 Portfolio Turnover
  Rate................   127.6%/(d)/

                         2001/(B)/
                         ----
INTERNATIONAL FUND I
--------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.19
Income from Investment
 Operations:
 Net Investment Income    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.99)
                         -----
 Total From Investment
            Operations   (0.97)
                         -----
Net Asset Value, End
 of Period............   $9.22
                         =====
Total Return..........   (8.95)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,157
 Ratio of Expenses to
  Average Net Assets..    1.65%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.33%/(d)/
 Portfolio Turnover
  Rate................   127.6%/(d)/

                         2001/(E)/
                         ----
INTERNATIONAL FUND I
--------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.54
Income from Investment
 Operations:
 Net Investment Income    0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.29)
                         -----
 Total From Investment
            Operations   (0.26)
                         -----
Net Asset Value, End
 of Period............   $9.28
                         =====
Total Return..........   (2.73)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $35
 Ratio of Expenses to
  Average Net Assets..    0.90%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.39%/(d)/
 Portfolio Turnover
  Rate................   127.6%/(d)/

                         2001/(E)/
                         ----
INTERNATIONAL FUND I
--------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.54
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.28)
                         -----
 Total From Investment
            Operations   (0.27)
                         -----
Net Asset Value, End
 of Period............   $9.27
                         =====
Total Return /(a)/ ...   (2.83)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $199
 Ratio of Expenses to
  Average Net Assets..    1.64%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.75%/(d)/
 Portfolio Turnover
  Rate................   127.6%/(d)/

                         2001/(B)/
                         ----
INTERNATIONAL FUND I
--------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.19
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.96)
                         -----
 Total From Investment
            Operations   (0.96)
                         -----
Net Asset Value, End
 of Period............   $9.23
                         =====
Total Return..........   (8.85)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,154
 Ratio of Expenses to
  Average Net Assets..    1.16%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.03)%/(d)/
 Portfolio Turnover
  Rate................   127.6%/(d)/

                         2001/(B)/
                         ----
INTERNATIONAL FUND I
--------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.19
Income from Investment
 Operations:
 Net Investment Income    0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.98)
                         -----
 Total From Investment
            Operations   (0.95)
                         -----
Net Asset Value, End
 of Period............   $9.24
                         =====
Total Return..........   (8.75)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,156
 Ratio of Expenses to
  Average Net Assets..    1.28%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.69%/(d)/
 Portfolio Turnover
  Rate................   127.6%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.18 per share from November 28, 2000 through December 5, 2000.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I and Class J shares each incurred an unrealized loss of $.03 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
INTERNATIONAL FUND II
---------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.18
Income from Investment
 Operations:
 Net Investment Income   (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.84)
                         -----
 Total From Investment
            Operations   (0.92)
                         -----
Net Asset Value, End
 of Period............   $9.26
                         =====
Total Return..........   (8.95)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $927
 Ratio of Expenses to
  Average Net Assets..    1.57%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.40%/(d)/
 Portfolio Turnover
  Rate................   107.0%/(d)/

                         2001/(B)/
                         ----
INTERNATIONAL FUND II
---------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.18
Income from Investment
 Operations:
 Net Investment Income   (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.85)
                         -----
 Total From Investment
            Operations   (0.93)
                         -----
Net Asset Value, End
 of Period............   $9.25
                         =====
Total Return..........   (9.05)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $927
 Ratio of Expenses to
  Average Net Assets..    1.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.23%/(d)/
 Portfolio Turnover
  Rate................   107.0%/(d)/

                         2001/(B)/
                         ----
INTERNATIONAL FUND II
---------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.19
Income from Investment
 Operations:
 Net Investment Income    0.20
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (1.12)
                         -----
 Total From Investment
            Operations   (0.92)
                         -----
Net Asset Value, End
 of Period............   $9.27
                         =====
Total Return..........   (8.85)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,420
 Ratio of Expenses to
  Average Net Assets..    1.00%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.04%/(d)/
 Portfolio Turnover
  Rate................   107.0%/(d)/

                         2001/(E)/
                         ----
INTERNATIONAL FUND II
---------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.29
Income from Investment
 Operations:
 Net Investment Income    0.01
                          ----
 Total From Investment
            Operations    0.01
                          ----
Net Asset Value, End
 of Period............   $9.30
                         =====
Total Return /(a)/ ...   (0.11)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $109
 Ratio of Expenses to
  Average Net Assets..    1.76%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.42%/(d)/
 Portfolio Turnover
  Rate................   107.0%/(d)/

                         2001/(B)/
                         ----
INTERNATIONAL FUND II
---------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.19
Income from Investment
 Operations:
 Net Investment Income   (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.85)
                         -----
 Total From Investment
            Operations   (0.93)
                         -----
Net Asset Value, End
 of Period............   $9.26
                         =====
Total Return..........   (8.95)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $927
 Ratio of Expenses to
  Average Net Assets..    1.26%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.71%/(d)/
 Portfolio Turnover
  Rate................   107.0%/(d)/

                         2001/(B)/
                         ----
INTERNATIONAL FUND II
---------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.19
Income from Investment
 Operations:
 Net Investment Income   (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.85)
                         -----
 Total From Investment
            Operations   (0.93)
                         -----
Net Asset Value, End
 of Period............   $9.26
                         =====
Total Return..........   (8.95)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $927
 Ratio of Expenses to
  Average Net Assets..    1.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.59%/(d)/
 Portfolio Turnover
  Rate................   107.0%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred, Advisors Select, Class I, Preferred, and Select classes of shares incurred an unrealized gain of $.18, $.18, $.19, $.19, and $.19 per share, respectively, from November 27, 2000 through December 5, 2000.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class J shares incurred an unrealized loss of $.03 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                          2001/(B)/
                          ----
INTERNATIONAL SMALLCAP FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.19
Income from Investment
 Operations:
 Net Investment Income     0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.03)
                          -----
 Total From Investment
            Operations    (1.00)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $9.18
                          =====
Total Return..........   (10.18)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,148
 Ratio of Expenses to
  Average Net Assets..     1.77%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.94%/(d)/
 Portfolio Turnover
  Rate................    227.5%/(d)/

                          2001/(B)/
                          ----
INTERNATIONAL SMALLCAP FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.19
Income from Investment
 Operations:
 Net Investment Income     0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.04)
                          -----
 Total From Investment
            Operations    (1.01)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $9.17
                          =====
Total Return..........   (10.28)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,147
 Ratio of Expenses to
  Average Net Assets..     1.95%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.76%/(d)/
 Portfolio Turnover
  Rate................    227.5%/(d)/

                          2001/(E)/
                          ----
INTERNATIONAL SMALLCAP FUND
---------------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.55
Income from Investment
 Operations:
 Net Investment Income     0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.36)
                          -----
 Total From Investment
            Operations    (0.32)
                          -----
Net Asset Value, End
 of Period............    $9.23
                          =====
Total Return..........    (2.94)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $12
 Ratio of Expenses to
  Average Net Assets..     1.20%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.77%/(d)/
 Portfolio Turnover
  Rate................    227.5%/(d)/

                          2001/(E)/
                          ----
INTERNATIONAL SMALLCAP FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.55
Income from Investment
 Operations:
 Net Investment Income     0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.37)
                          -----
 Total From Investment
            Operations    (0.34)
                          -----
Net Asset Value, End
 of Period............    $9.21
                          =====
Total Return /(a)/ ...    (3.15)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $99
 Ratio of Expenses to
  Average Net Assets..     1.96%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.01%/(d)/
 Portfolio Turnover
  Rate................    227.5%/(d)/

                          2001/(B)/
                          ----
INTERNATIONAL SMALLCAP FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.19
Income from Investment
 Operations:
 Net Investment Income    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.96)
                          -----
 Total From Investment
            Operations    (0.98)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $9.20
                          =====
Total Return..........    (9.98)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,150
 Ratio of Expenses to
  Average Net Assets..     1.46%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.15)%/(d)/
 Portfolio Turnover
  Rate................    227.5%/(d)/

                          2001/(B)/
                          ----
INTERNATIONAL SMALLCAP FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.19
Income from Investment
 Operations:
 Net Investment Income     0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.03)
                          -----
 Total From Investment
            Operations    (0.99)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $9.19
                          =====
Total Return..........   (10.08)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,148
 Ratio of Expenses to
  Average Net Assets..     1.58%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.12%/(d)/
 Portfolio Turnover
  Rate................    227.5%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.18 per share from November 29, 2000 through December 5, 2000.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I and Class J shares each incurred an unrealized loss of $.01 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:

                          2001/(B)/
                          ----
LARGECAP BLEND FUND
-------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.18
Income from Investment
 Operations:
 Net Investment Income     0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.24)
                          -----
 Total From Investment
            Operations    (1.23)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $8.94
                          =====
Total Return..........   (10.34)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,117
 Ratio of Expenses to
  Average Net Assets..     1.02%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.32%/(d)/
 Portfolio Turnover
  Rate................    101.0%/(d)/

                          2001/(B)/
                          ----
LARGECAP BLEND FUND
-------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.18
Income from Investment
 Operations:
 Net Investment Income     0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.25)
                          -----
 Total From Investment
            Operations    (1.24)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $8.93
                          =====
Total Return..........   (10.44)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,117
 Ratio of Expenses to
  Average Net Assets..     1.20%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.14%/(d)/
 Portfolio Turnover
  Rate................    101.0%/(d)/

                          2001/(E)/
                          ----
LARGECAP BLEND FUND
-------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.88
Income from Investment
 Operations:
 Net Investment Income     0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.02)
                          -----
 Total From Investment
            Operations    (0.01)
                          -----
Net Asset Value, End
 of Period............    $8.87
                          =====
Total Return..........    (0.22)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10
 Ratio of Expenses to
  Average Net Assets..     0.45%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.75%/(d)/
 Portfolio Turnover
  Rate................    101.0%/(d)/

                          2001/(E)/
                          ----
LARGECAP BLEND FUND
-------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.88
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.02)
                          -----
 Total From Investment
            Operations    (0.02)
                          -----
Net Asset Value, End
 of Period............    $8.86
                          =====
Total Return /(a)/ ...    (0.34)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $133
 Ratio of Expenses to
  Average Net Assets..     1.21%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.02)%/(d)/
 Portfolio Turnover
  Rate................    101.0%/(d)/

                          2001/(B)/
                          ----
LARGECAP BLEND FUND
-------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.18
Income from Investment
 Operations:
 Net Investment Income     0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.26)
                          -----
 Total From Investment
            Operations    (1.21)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $8.96
                          =====
Total Return..........   (10.14)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,120
 Ratio of Expenses to
  Average Net Assets..     0.71%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.61%/(d)/
 Portfolio Turnover
  Rate................    101.0%/(d)/

                          2001/(B)/
                          ----
LARGECAP BLEND FUND
-------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.18
Income from Investment
 Operations:
 Net Investment Income     0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.24)
                          -----
 Total From Investment
            Operations    (1.23)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $8.94
                          =====
Total Return..........   (10.34)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,118
 Ratio of Expenses to
  Average Net Assets..     0.83%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.50%/(d)/
 Portfolio Turnover
  Rate................    101.0%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.17 per share from November 28, 2000 through December 5, 2000.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I and Class J shares each incurred an unrealized loss of $.11 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                          2001/(B)/
                          ----
LARGECAP GROWTH FUND
--------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.01
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.33)
                          -----
 Total From Investment
            Operations    (2.34)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $7.66
                          =====
Total Return..........   (22.03)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $959
 Ratio of Expenses to
  Average Net Assets..     1.12%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.42)%/(d)/
 Portfolio Turnover
  Rate................     59.5%/(d)/

                          2001/(B)/
                          ----
LARGECAP GROWTH FUND
--------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.01
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.33)
                          -----
 Total From Investment
            Operations    (2.34)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $7.66
                          =====
Total Return..........   (22.03)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $959
 Ratio of Expenses to
  Average Net Assets..     1.30%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.60)%/(d)/
 Portfolio Turnover
  Rate................     59.5%/(d)/

                          2001/(E)/
                          ----
LARGECAP GROWTH FUND
--------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.63
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.15)
                          -----
 Total From Investment
            Operations    (0.15)
                          -----
Net Asset Value, End
 of Period............    $7.48
                          =====
Total Return..........    (2.60)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $31
 Ratio of Expenses to
  Average Net Assets..     0.55%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.15%/(d)/
 Portfolio Turnover
  Rate................     59.5%/(d)/

                          2001/(E)/
                          ----
LARGECAP GROWTH FUND
--------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.63
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.15)
                          -----
 Total From Investment
            Operations    (0.16)
                          -----
Net Asset Value, End
 of Period............    $7.47
                          =====
Total Return /(a)/ ...    (2.73)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $104
 Ratio of Expenses to
  Average Net Assets..     1.32%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.62)%/(d)/
 Portfolio Turnover
  Rate................     59.5%/(d)/

                          2001/(B)/
                          ----
LARGECAP GROWTH FUND
--------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.01
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.33)
                          -----
 Total From Investment
            Operations    (2.34)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $7.66
                          =====
Total Return..........   (22.03)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $958
 Ratio of Expenses to
  Average Net Assets..     0.81%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.08)%/(d)/
 Portfolio Turnover
  Rate................     59.5%/(d)/

                          2001/(B)/
                          ----
LARGECAP GROWTH FUND
--------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.01
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.32)
                          -----
 Total From Investment
            Operations    (2.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $7.67
                          =====
Total Return..........   (21.93)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $959
 Ratio of Expenses to
  Average Net Assets..     0.93%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.24)%/(d)/
 Portfolio Turnover
  Rate................     59.5%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share from November 27, 2000 through December 5, 2000.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I and Class J shares each incurred an unrealized loss of $.12 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
LARGECAP S&P 500 INDEX FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.47
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.96)
                         -----
 Total From Investment
            Operations   (0.95)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............   $9.51
                         =====
Total Return..........   (7.35)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,190
 Ratio of Expenses to
  Average Net Assets..    0.72%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.53%/(d)/
 Portfolio Turnover
  Rate................     5.2%/(d)/

                         2001/(B)/
                         ----
LARGECAP S&P 500 INDEX FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.47
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.96)
                         -----
 Total From Investment
            Operations   (0.95)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............   $9.51
                         =====
Total Return..........   (7.35)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,193
 Ratio of Expenses to
  Average Net Assets..    0.90%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.35%/(d)/
 Portfolio Turnover
  Rate................     5.2%/(d)/

                         2001/(E)/
                         ----
LARGECAP S&P 500 INDEX FUND
---------------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.37
Income from Investment
 Operations:
 Net Investment Income    0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.07
                          ----
 Total From Investment
            Operations    0.10
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............   $9.46
                         =====
Total Return..........    0.75%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    0.15%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.01%/(d)/
 Portfolio Turnover
  Rate................     5.2%/(d)/

                         2001/(E)/
                         ----
LARGECAP S&P 500 INDEX FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.37
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.07
                          ----
 Total From Investment
            Operations    0.08
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............   $9.44
                         =====
Total Return /(a)/ ...    0.53%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $621
 Ratio of Expenses to
  Average Net Assets..    0.84%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.30%/(d)/
 Portfolio Turnover
  Rate................     5.2%/(d)/

                         2001/(B)/
                         ----
LARGECAP S&P 500 INDEX FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.47
Income from Investment
 Operations:
 Net Investment Income    0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (1.00)
                         -----
 Total From Investment
            Operations   (0.94)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............   $9.52
                         =====
Total Return..........   (7.26)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,190
 Ratio of Expenses to
  Average Net Assets..    0.41%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.78%/(d)/
 Portfolio Turnover
  Rate................     5.2%/(d)/

                         2001/(B)/
                         ----
LARGECAP S&P 500 INDEX FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.47
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.95)
                         -----
 Total From Investment
            Operations   (0.94)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............   $9.52
                         =====
Total Return..........   (7.26)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,190
 Ratio of Expenses to
  Average Net Assets..    0.53%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.71%/(d)/
 Portfolio Turnover
  Rate................     5.2%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.46 per share from December 1, 2000 through December 5, 2000.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I and Class J shares each incurred an unrealized loss of $.14 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
LARGECAP VALUE FUND
-------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.29
Income from Investment
 Operations:
 Net Investment Income    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.05
                          ----
 Total From Investment
            Operations    0.07
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............  $10.35
                        ======
Total Return..........    1.89%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,295
 Ratio of Expenses to
  Average Net Assets..    1.02%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.73%/(d)/
 Portfolio Turnover
  Rate................   151.2%/(d)/

                         2001/(B)/
                         ----
LARGECAP VALUE FUND
-------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.29
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.06
                          ----
 Total From Investment
            Operations    0.07
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............  $10.35
                        ======
Total Return..........    1.89%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $3,141
 Ratio of Expenses to
  Average Net Assets..    1.20%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.57%/(d)/
 Portfolio Turnover
  Rate................   151.2%/(d)/

                         2001/(E)/
                         ----
LARGECAP VALUE FUND
-------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.19
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.18
                          ----
 Total From Investment
            Operations    0.19
                          ----
Net Asset Value, End
 of Period............  $10.38
                        ======
Total Return..........    2.57%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $40
 Ratio of Expenses to
  Average Net Assets..    0.45%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.06%/(d)/
 Portfolio Turnover
  Rate................   151.2%/(d)/

                         2001/(E)/
                         ----
LARGECAP VALUE FUND
-------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.18
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.18
                          ----
 Total From Investment
            Operations    0.18
                          ----
Net Asset Value, End
 of Period............  $10.36
                        ======
Total Return /(a)/ ...    2.47%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $162
 Ratio of Expenses to
  Average Net Assets..    1.19%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.31%/(d)/
 Portfolio Turnover
  Rate................   151.2%/(d)/

                         2001/(B)/
                         ----
LARGECAP VALUE FUND
-------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.29
Income from Investment
 Operations:
 Net Investment Income    0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.01
                          ----
 Total From Investment
            Operations    0.09
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............  $10.37
                        ======
Total Return..........    2.08%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,297
 Ratio of Expenses to
  Average Net Assets..    0.71%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.87%/(d)/
 Portfolio Turnover
  Rate................   151.2%/(d)/

                         2001/(B)/
                         ----
LARGECAP VALUE FUND
-------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.29
Income from Investment
 Operations:
 Net Investment Income    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.07
                          ----
 Total From Investment
            Operations    0.09
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............  $10.37
                        ======
Total Return..........    2.08%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,296
 Ratio of Expenses to
  Average Net Assets..    0.83%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.92%/(d)/
 Portfolio Turnover
  Rate................   151.2%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.28 per share from December 1, 2000 through December 5, 2000.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I and Class J shares recognized $.01 and $.00 of net investment income per share, respectively, and incurred an unrealized loss of $.11 and $.10 per share, respectively, from February 27, 2001 through February 28, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
LIFETIME 2010 FUND
------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.02)
                         -----
 Total From Investment
            Operations    0.03
                          ----
Net Asset Value, End
 of Period............  $10.03
                        ======
Total Return..........    0.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.69%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.14%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/

                         2001/(B)/
                         ----
LIFETIME 2010 FUND
------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.02)
                         -----
 Total From Investment
            Operations    0.03
                          ----
Net Asset Value, End
 of Period............  $10.03
                        ======
Total Return..........    0.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.87%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.94%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/

                         2001/(B)/
                         ----
LIFETIME 2010 FUND
------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.02)
                         -----
 Total From Investment
            Operations    0.04
                          ----
Net Asset Value, End
 of Period............  $10.04
                        ======
Total Return..........    0.40%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $11
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.12%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.64%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/

                         2001/(B)/
                         ----
LIFETIME 2010 FUND
------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.02)
                         -----
 Total From Investment
            Operations    0.04
                          ----
Net Asset Value, End
 of Period............  $10.04
                        ======
Total Return..........    0.40%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.44%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/

                         2001/(B)/
                         ----
LIFETIME 2010 FUND
------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.02)
                         -----
 Total From Investment
            Operations    0.03
                          ----
Net Asset Value, End
 of Period............  $10.03
                        ======
Total Return..........    0.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.50%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.31%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Period from March 1, 2001, date operations commenced, through April 30,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
LIFETIME 2020 FUND
------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.02)
                         -----
 Total From Investment
            Operations    0.02
                          ----
Net Asset Value, End
 of Period............  $10.02
                        ======
Total Return..........    0.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.69%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.50%/(d)/
 Portfolio Turnover
  Rate................     1.3%/(d)/

                         2001/(B)/
                         ----
LIFETIME 2020 FUND
------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.02)
                         -----
 Total From Investment
            Operations    0.02
                          ----
Net Asset Value, End
 of Period............  $10.02
                        ======
Total Return..........    0.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.87%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.33%/(d)/
 Portfolio Turnover
  Rate................     1.3%/(d)/

                         2001/(B)/
                         ----
LIFETIME 2020 FUND
------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.02)
                         -----
 Total From Investment
            Operations    0.03
                          ----
Net Asset Value, End
 of Period............  $10.03
                        ======
Total Return..........    0.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $11
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.12%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.09%/(d)/
 Portfolio Turnover
  Rate................     1.3%/(d)/

                         2001/(B)/
                         ----
LIFETIME 2020 FUND
------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.02)
                         -----
 Total From Investment
            Operations    0.03
                          ----
Net Asset Value, End
 of Period............  $10.03
                        ======
Total Return..........    0.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.83%/(d)/
 Portfolio Turnover
  Rate................     1.3%/(d)/

                         2001/(B)/
                         ----
LIFETIME 2020 FUND
------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.02)
                         -----
 Total From Investment
            Operations    0.02
                          ----
Net Asset Value, End
 of Period............  $10.02
                        ======
Total Return..........    0.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.50%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.70%/(d)/
 Portfolio Turnover
  Rate................     1.3%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Period from March 1, 2001, date operations commenced, through April 30,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
LIFETIME 2030 FUND
------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.01)
                         -----
 Total From Investment
            Operations    0.02
                          ----
Net Asset Value, End
 of Period............  $10.02
                        ======
Total Return..........    0.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.69%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.88%/(d)/
 Portfolio Turnover
  Rate................     1.3%/(d)/

                         2001/(B)/
                         ----
LIFETIME 2030 FUND
------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.01)
                         -----
 Total From Investment
            Operations    0.02
                          ----
Net Asset Value, End
 of Period............  $10.02
                        ======
Total Return..........    0.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.87%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.72%/(d)/
 Portfolio Turnover
  Rate................     1.3%/(d)/

                         2001/(B)/
                         ----
LIFETIME 2030 FUND
------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.01)
                         -----
 Total From Investment
            Operations    0.03
                          ----
Net Asset Value, End
 of Period............  $10.03
                        ======
Total Return..........    0.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $11
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.12%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.47%/(d)/
 Portfolio Turnover
  Rate................     1.3%/(d)/

                         2001/(B)/
                         ----
LIFETIME 2030 FUND
------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.01)
                         -----
 Total From Investment
            Operations    0.03
                          ----
Net Asset Value, End
 of Period............  $10.03
                        ======
Total Return..........    0.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.23%/(d)/
 Portfolio Turnover
  Rate................     1.3%/(d)/

                         2001/(B)/
                         ----
LIFETIME 2030 FUND
------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.03

 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.01)
                         -----
 Total From Investment
            Operations    0.02
                          ----
Net Asset Value, End
 of Period............  $10.02
                        ======
Total Return..........    0.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.50%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.09%/(d)/
 Portfolio Turnover
  Rate................     1.3%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Period from March 1, 2001, date operations commenced, through April 30,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
LIFETIME 2040 FUND
------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.02
                          ----
 Total From Investment
            Operations    0.02
                          ----
Net Asset Value, End
 of Period............  $10.02
                        ======
Total Return..........    0.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.69%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.30%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/

                         2001/(B)/
                         ----
LIFETIME 2040 FUND
------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.02
                          ----
 Total From Investment
            Operations    0.02
                          ----
Net Asset Value, End
 of Period............  $10.02
                        ======
Total Return..........    0.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.87%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.10%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/

                         2001/(B)/
                         ----
LIFETIME 2040 FUND
------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.03
                          ----
 Total From Investment
            Operations    0.03
                          ----
Net Asset Value, End
 of Period............  $10.03
                        ======
Total Return..........    0.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $11
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.12%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.85%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/

                         2001/(B)/
                         ----
LIFETIME 2040 FUND
------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.03
                          ----
 Total From Investment
            Operations    0.03
                          ----
Net Asset Value, End
 of Period............  $10.03
                        ======
Total Return..........    0.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.58%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/

                         2001/(B)/
                         ----
LIFETIME 2040 FUND
------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.02
                          ----
 Total From Investment
            Operations    0.02
                          ----
Net Asset Value, End
 of Period............  $10.02
                        ======
Total Return..........    0.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.50%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.46%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Period from March 1, 2001, date operations commenced, through April 30,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
LIFETIME 2050 FUND
------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.01
                          ----
 Total From Investment
            Operations    0.02
                          ----
Net Asset Value, End
 of Period............  $10.02
                        ======
Total Return..........    0.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.69%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.65%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/

                         2001/(B)/
                         ----
LIFETIME 2050 FUND
------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.01
                          ----
 Total From Investment
            Operations    0.02
                          ----
Net Asset Value, End
 of Period............  $10.02
                        ======
Total Return..........    0.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.87%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.48%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/

                         2001/(B)/
                         ----
LIFETIME 2050 FUND
------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.01
                          ----
 Total From Investment
            Operations    0.03
                          ----
Net Asset Value, End
 of Period............  $10.03
                        ======
Total Return..........    0.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $11
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.12%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.22%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/

                         2001/(B)/
                         ----
LIFETIME 2050 FUND
------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.01
                          ----
 Total From Investment
            Operations    0.03
                          ----
Net Asset Value, End
 of Period............  $10.03
                        ======
Total Return..........    0.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.98%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/

                         2001/(B)/
                         ----
LIFETIME 2050 FUND
------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.02
                          ----
 Total From Investment
            Operations    0.03
                          ----
Net Asset Value, End
 of Period............  $10.03
                        ======
Total Return..........    0.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.50%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.85%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Period from March 1, 2001, date operations commenced, through April 30,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
LIFETIME STRATEGIC INCOME FUND
------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.02)
                         -----
 Total From Investment
            Operations    0.04
                          ----
Net Asset Value, End
 of Period............  $10.04
                        ======
Total Return..........    0.40%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.69%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.58%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/

                         2001/(B)/
                         ----
LIFETIME STRATEGIC INCOME FUND
------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.02)
                         -----
 Total From Investment
            Operations    0.04
                          ----
Net Asset Value, End
 of Period............  $10.04
                        ======
Total Return..........    0.40%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.87%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.42%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/

                         2001/(B)/
                         ----
LIFETIME STRATEGIC INCOME FUND
------------------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.02)
                         -----
 Total From Investment
            Operations    0.05
                          ----
Net Asset Value, End
 of Period............  $10.05
                        ======
Total Return..........    0.50%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $11
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.12%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.18%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/

                         2001/(B)/
                         ----
LIFETIME STRATEGIC INCOME FUND
------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.02)
                         -----
 Total From Investment
            Operations    0.05
                          ----
Net Asset Value, End
 of Period............  $10.05
                        ======
Total Return..........    0.50%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.92%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/

                         2001/(B)/
                         ----
LIFETIME STRATEGIC INCOME FUND
------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.01)
                         -----
 Total From Investment
            Operations    0.05
                          ----
Net Asset Value, End
 of Period............  $10.05
                        ======
Total Return..........    0.40%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.50%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.79%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Period from March 1, 2001, date operations commenced, through April 30,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
MIDCAP BLEND FUND
-----------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.21
Income from Investment
 Operations:
 Net Investment Income    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.07
                          ----
 Total From Investment
            Operations    0.09
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............  $10.28
                        ======
Total Return..........    1.65%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,285
 Ratio of Expenses to
  Average Net Assets..    1.22%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.34%/(d)/
 Portfolio Turnover
  Rate................    57.5%/(d)/

                         2001/(B)/
                         ----
MIDCAP BLEND FUND
-----------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.21
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.06
                          ----
 Total From Investment
            Operations    0.07
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............  $10.26
                        ======
Total Return..........    1.45%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,284
 Ratio of Expenses to
  Average Net Assets..    1.40%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.16%/(d)/
 Portfolio Turnover
  Rate................    57.5%/(d)/

                         2001/(E)/
                         ----
MIDCAP BLEND FUND
-----------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.95
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.26
                          ----
 Total From Investment
            Operations    0.27
                          ----
Net Asset Value, End
 of Period............  $10.22
                        ======
Total Return..........    2.51%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    0.65%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.88%/(d)/
 Portfolio Turnover
  Rate................    57.5%/(d)/

                         2001/(E)/
                         ----
MIDCAP BLEND FUND
-----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.95
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.25
                          ----
 Total From Investment
            Operations    0.25
                          ----
Net Asset Value, End
 of Period............  $10.20
                        ======
Total Return /(a)/ ...    2.31%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $202
 Ratio of Expenses to
  Average Net Assets..    1.39%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.18%/(d)/
 Portfolio Turnover
  Rate................    57.5%/(d)/

                         2001/(B)/
                         ----
MIDCAP BLEND FUND
-----------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.21
Income from Investment
 Operations:
 Net Investment Income    0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.07
                          ----
 Total From Investment
            Operations    0.10
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............  $10.29
                        ======
Total Return..........    1.75%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,287
 Ratio of Expenses to
  Average Net Assets..    0.91%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.56%/(d)/
 Portfolio Turnover
  Rate................    57.5%/(d)/

                         2001/(B)/
                         ----
MIDCAP BLEND FUND
-----------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.21
Income from Investment
 Operations:
 Net Investment Income    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.07
                          ----
 Total From Investment
            Operations    0.09
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............  $10.28
                        ======
Total Return..........    1.65%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,285
 Ratio of Expenses to
  Average Net Assets..    1.03%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.53%/(d)/
 Portfolio Turnover
  Rate................    57.5%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.02 of net investment income per share and incurred an unrealized gain of $.19 per share from December 1, 2000 through December 5, 2000.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I and Class J shares each incurred an unrealized loss of $.08 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:

                          2001/(B)/
                          ----
MIDCAP GROWTH FUND
------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.01
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.68)
                          -----
 Total From Investment
            Operations    (1.69)
  ----
Net Asset Value, End
 of Period............    $8.32
                          =====
Total Return..........   (15.18)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,043
 Ratio of Expenses to
  Average Net Assets..     1.22%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.75)%/(d)/
 Portfolio Turnover
  Rate................    344.2%/(d)/

                          2001/(B)/
                          ----
MIDCAP GROWTH FUND
------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.02
Income from Investment
 Operations:
 Net Investment Income    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.68)
                          -----
 Total From Investment
            Operations    (1.70)
  ----
Net Asset Value, End
 of Period............    $8.32
                          =====
Total Return..........   (15.26)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,043
 Ratio of Expenses to
  Average Net Assets..     1.40%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.98)%/(d)/
 Portfolio Turnover
  Rate................    344.2%/(d)/

                          2001/(E)/
                          ----
MIDCAP GROWTH FUND
------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.82
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.12
                           ----
 Total From Investment
            Operations     0.12
  ----
Net Asset Value, End
 of Period............    $7.94
                          =====
Total Return..........     1.15%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $9
 Ratio of Expenses to
  Average Net Assets..     0.65%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.24)%/(d)/
 Portfolio Turnover
  Rate................    344.2%/(d)/

                          2001/(E)/
                          ----
MIDCAP GROWTH FUND
------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.82
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.12
                           ----
 Total From Investment
            Operations     0.11
  ----
Net Asset Value, End
 of Period............    $7.93
                          =====
Total Return /(a)/ ...     1.02%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $131
 Ratio of Expenses to
  Average Net Assets..     1.43%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.04)%/(d)/
 Portfolio Turnover
  Rate................    344.2%/(d)/

                          2001/(B)/
                          ----
MIDCAP GROWTH FUND
------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.02
Income from Investment
 Operations:
 Net Investment Income    (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.63)
                          -----
 Total From Investment
            Operations    (1.69)
  ----
Net Asset Value, End
 of Period............    $8.33
                          =====
Total Return..........   (15.16)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,041
 Ratio of Expenses to
  Average Net Assets..     0.91%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.70)%/(d)/
 Portfolio Turnover
  Rate................    344.2%/(d)/

                          2001/(B)/
                          ----
MIDCAP GROWTH FUND
------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.02
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.67)
                          -----
 Total From Investment
            Operations    (1.68)
  ----
Net Asset Value, End
 of Period............    $8.34
                          =====
Total Return..........   (15.06)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,043
 Ratio of Expenses to
  Average Net Assets..     1.03%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.61)%/(d)/
 Portfolio Turnover
  Rate................    344.2%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. The Preferred class recognized $.01 of net investment income per share from November 27, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Preferred and Select classes of shares incurred an unrealized gain of $.01, $.02, $.01 and $.02 per share, respectively, during the initial interim period.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I and Class J shares each incurred an unrealized loss of $.20 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
MIDCAP S&P 400 INDEX FUND
-------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.33
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.10
                          ----
 Total From Investment
            Operations    0.11
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............  $10.42
                        ======
Total Return..........    2.01%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,304
 Ratio of Expenses to
  Average Net Assets..    0.72%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.30%/(d)/
 Portfolio Turnover
  Rate................    51.5%/(d)/

                         2001/(B)/
                         ----
MIDCAP S&P 400 INDEX FUND
-------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.33
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.10
                          ----
 Total From Investment
            Operations    0.11
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............  $10.42
                        ======
Total Return..........    2.01%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,304
 Ratio of Expenses to
  Average Net Assets..    0.90%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.12%/(d)/
 Portfolio Turnover
  Rate................    51.5%/(d)/

                         2001/(E)/
                         ----
MIDCAP S&P 400 INDEX FUND
-------------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.98
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.28
                          ----
 Total From Investment
            Operations    0.29
  ----
Net Asset Value, End
 of Period............  $10.27
                        ======
Total Return..........    3.22%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    0.15%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.85%/(d)/
 Portfolio Turnover
  Rate................    51.5%/(d)/

                         2001/(E)/
                         ----
MIDCAP S&P 400 INDEX FUND
-------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.98
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.27
                          ----
 Total From Investment
            Operations    0.27
  ----
Net Asset Value, End
 of Period............  $10.25
                        ======
Total Return /(a)/ ...    3.02%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $147
 Ratio of Expenses to
  Average Net Assets..    0.91%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.12%/(d)/
 Portfolio Turnover
  Rate................    51.5%/(d)/

                         2001/(B)/
                         ----
MIDCAP S&P 400 INDEX FUND
-------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.33
Income from Investment
 Operations:
 Net Investment Income    0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.07
                          ----
 Total From Investment
            Operations    0.12
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............  $10.43
                        ======
Total Return..........    2.11%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,304
 Ratio of Expenses to
  Average Net Assets..    0.41%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.63%/(d)/
 Portfolio Turnover
  Rate................    51.5%/(d)/

                         2001/(B)/
                         ----
MIDCAP S&P 400 INDEX FUND
-------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.33
Income from Investment
 Operations:
 Net Investment Income    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.10
                          ----
 Total From Investment
            Operations    0.12
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............  $10.43
                        ======
Total Return..........    2.11%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,305
 Ratio of Expenses to
  Average Net Assets..    0.53%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.48%/(d)/
 Portfolio Turnover
  Rate................    51.5%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.32 per share from December 1, 2000 through December 5, 2000.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I and Class J shares each incurred an unrealized loss of $.10 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
MIDCAP VALUE FUND
-----------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.18
Income from Investment
 Operations:
 Net Investment Income    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.73
                          ----
 Total From Investment
            Operations    0.75
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............  $10.91
                        ======
Total Return..........    7.76%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,365
 Ratio of Expenses to
  Average Net Assets..    1.22%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.40%/(d)/
 Portfolio Turnover
  Rate................   115.6%/(d)/

                         2001/(B)/
                         ----
MIDCAP VALUE FUND
-----------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.18
Income from Investment
 Operations:
 Net Investment Income    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.72
                          ----
 Total From Investment
            Operations    0.74
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............  $10.90
                        ======
Total Return..........    7.66%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,364
 Ratio of Expenses to
  Average Net Assets..    1.40%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.22%/(d)/
 Portfolio Turnover
  Rate................   115.6%/(d)/

                         2001/(E)/
                         ----
MIDCAP VALUE FUND
-----------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.49
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.38
                          ----
 Total From Investment
            Operations    0.39
                          ----
Net Asset Value, End
 of Period............  $10.88
                        ======
Total Return..........    4.11%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    0.65%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.74%/(d)/
 Portfolio Turnover
  Rate................   115.6%/(d)/

                         2001/(E)/
                         ----
MIDCAP VALUE FUND
-----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.49
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.38
                          ----
 Total From Investment
            Operations    0.38
                          ----
Net Asset Value, End
 of Period............  $10.87
                        ======
Total Return /(a)/ ...    4.02%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $262
 Ratio of Expenses to
  Average Net Assets..    1.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.11%/(d)/
 Portfolio Turnover
  Rate................   115.6%/(d)/

                         2001/(B)/
                         ----
MIDCAP VALUE FUND
-----------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.18
Income from Investment
 Operations:
 Net Investment Income    0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.70
                          ----
 Total From Investment
            Operations    0.77
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............  $10.93
                        ======
Total Return..........    7.96%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,366
 Ratio of Expenses to
  Average Net Assets..    0.91%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.83%/(d)/
 Portfolio Turnover
  Rate................   115.6%/(d)/

                         2001/(B)/
                         ----
MIDCAP VALUE FUND
-----------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.18
Income from Investment
 Operations:
 Net Investment Income    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.74
                          ----
 Total From Investment
            Operations    0.76
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............  $10.92
                        ======
Total Return..........    7.86%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,365
 Ratio of Expenses to
  Average Net Assets..    1.03%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.58%/(d)/
 Portfolio Turnover
  Rate................   115.6%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.17 per share from November 29, 2000 through December 5, 2000.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I and Class J shares each incurred an unrealized loss of $.05 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
MONEY MARKET FUND
-----------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $1.000
Income from Investment
 Operations:
 Net Investment Income   0.020
                         -----
 Total From Investment
            Operations   0.020
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.020)
                        ------
   Total Dividends and
         Distributions  (0.020)
                        ------
Net Asset Value, End
 of Period............  $1.000
                        ======
Total Return..........    2.03%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $100
 Ratio of Expenses to
  Average Net Assets..    0.97%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.02%/(d)/

                         2001/(B)/
                         ----
MONEY MARKET FUND
-----------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $1.000
Income from Investment
 Operations:
 Net Investment Income   0.019
                         -----
 Total From Investment
            Operations   0.019
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.019)
                        ------
   Total Dividends and
         Distributions  (0.019)
                        ------
Net Asset Value, End
 of Period............  $1.000
                        ======
Total Return..........    1.96%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $574
 Ratio of Expenses to
  Average Net Assets..    1.15%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.48%/(d)/

                         2001/(E)/
                         ----
MONEY MARKET FUND
-----------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $1.000
Income from Investment
 Operations:
 Net Investment Income   0.009
                         -----
 Total From Investment
            Operations   0.009
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.009)
                        ------
   Total Dividends and
         Distributions  (0.009)
                        ------
Net Asset Value, End
 of Period............  $1.000
                        ======
Total Return..........    0.85%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $15
 Ratio of Expenses to
  Average Net Assets..    0.40%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.06%/(d)/

                         2001/(E)/
                         ----
MONEY MARKET FUND
-----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $1.000
Income from Investment
 Operations:
 Net Investment Income   0.007
                         -----
 Total From Investment
            Operations   0.007
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.007)
                        ------
   Total Dividends and
         Distributions  (0.007)
                        ------
Net Asset Value, End
 of Period............  $1.000
                        ======
Total Return /(a)/ ...    0.70%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $754
 Ratio of Expenses to
  Average Net Assets..    1.31%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.42%/(d)/

                         2001/(B)/
                         ----
MONEY MARKET FUND
-----------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $1.000
Income from Investment
 Operations:
 Net Investment Income   0.021
                         -----
 Total From Investment
            Operations   0.021
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.021)
                        ------
   Total Dividends and
         Distributions  (0.021)
                        ------
Net Asset Value, End
 of Period............  $1.000
                        ======
Total Return..........    2.16%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $4,700
 Ratio of Expenses to
  Average Net Assets..    0.66%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.33%/(d)/

                         2001/(B)/
                         ----
MONEY MARKET FUND
-----------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $1.000
Income from Investment
 Operations:
 Net Investment Income   0.021
                         -----
 Total From Investment
            Operations   0.021
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.021)
                        ------
   Total Dividends and
         Distributions  (0.021)
                        ------
Net Asset Value, End
 of Period............  $1.000
                        ======
Total Return..........    2.10%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $100
 Ratio of Expenses to
  Average Net Assets..    0.78%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.21%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares recognized $.001 of net investment income per share, all of which was distributed, during the period November 28, 2000 through December 5, 2000.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through April 30,
  2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:

                          2001/(B)/
                          ----
PACIFIC BASIN FUND
------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.20
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.04)
                          -----
 Total From Investment
            Operations    (1.04)
 ----
Net Asset Value, End
 of Period............    $9.16
                          =====
Total Return..........   (11.67)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,146
 Ratio of Expenses to
  Average Net Assets..     1.57%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.08%/(d)/
 Portfolio Turnover
  Rate................     46.9%/(d)/

                          2001/(B)/
                          ----
PACIFIC BASIN FUND
------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.20
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.05)
                          -----
 Total From Investment
            Operations    (1.05)
 ----
Net Asset Value, End
 of Period............    $9.15
                          =====
Total Return..........   (11.76)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,145
 Ratio of Expenses to
  Average Net Assets..     1.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.10)%/(d)/
 Portfolio Turnover
  Rate................     46.9%/(d)/

                          2001/(E)/
                          ----
PACIFIC BASIN FUND
------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.80
Income from Investment
 Operations:
 Net Investment Income     0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.31
                           ----
 Total From Investment
            Operations     0.32
 ----
Net Asset Value, End
 of Period............    $9.12
                          =====
Total Return..........     4.59%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10
 Ratio of Expenses to
  Average Net Assets..     1.00%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.82%/(d)/
 Portfolio Turnover
  Rate................     46.9%/(d)/

                          2001/(E)/
                          ----
PACIFIC BASIN FUND
------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.79
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.31
                           ----
 Total From Investment
            Operations     0.31
 ----
Net Asset Value, End
 of Period............    $9.10
                          =====
Total Return /(a)/ ...     4.48%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $102
 Ratio of Expenses to
  Average Net Assets..     1.76%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.06%/(d)/
 Portfolio Turnover
  Rate................     46.9%/(d)/

                          2001/(B)/
                          ----
PACIFIC BASIN FUND
------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.20
Income from Investment
 Operations:
 Net Investment Income     0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.06)
                          -----
 Total From Investment
            Operations    (1.04)
 ----
Net Asset Value, End
 of Period............    $9.16
                          =====
Total Return..........   (11.67)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,136
 Ratio of Expenses to
  Average Net Assets..     1.26%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.48)%/(d)/
 Portfolio Turnover
  Rate................     46.9%/(d)/

                          2001/(B)/
                          ----
PACIFIC BASIN FUND
------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.20
Income from Investment
 Operations:
 Net Investment Income     0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.05)
                          -----
 Total From Investment
            Operations    (1.04)
 ----
Net Asset Value, End
 of Period............    $9.16
                          =====
Total Return..........   (11.67)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,146
 Ratio of Expenses to
  Average Net Assets..     1.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.27%/(d)/
 Portfolio Turnover
  Rate................     46.9%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each incurred an unrealized gain of $.18 per share from November 30, 2000 through December 5, 2000.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I and Class J shares incurred an unrealized loss of $.12 and $.11 per share, respectively, from February 27, 2001 through February 28, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:

                          2001/(B)/
                          ----
PARTNERS LARGECAP BLEND FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.40
Income from Investment
 Operations:
 Net Investment Income     0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.16)
                          -----
 Total From Investment
            Operations    (0.14)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)
                          -----
   Total Dividends and
         Distributions    (0.02)
                          -----
Net Asset Value, End
 of Period............   $10.24
                         ======
Total Return..........    (0.60)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,024
 Ratio of Expenses to
  Average Net Assets..     1.32%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.44%/(d)/
 Portfolio Turnover
  Rate................    128.1%/(d)/

                          2001/(B)/
                          ----
PARTNERS LARGECAP BLEND FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.40
Income from Investment
 Operations:
 Net Investment Income     0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.18)
                          -----
 Total From Investment
            Operations    (0.16)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)
                          -----
   Total Dividends and
         Distributions    (0.02)
                          -----
Net Asset Value, End
 of Period............   $10.22
                         ======
Total Return..........    (0.70)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,025
 Ratio of Expenses to
  Average Net Assets..     1.50%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.27%/(d)/
 Portfolio Turnover
  Rate................    128.1%/(d)/

                          2001/(B)/
                          ----
PARTNERS LARGECAP BLEND FUND
----------------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.40
Income from Investment
 Operations:
 Net Investment Income     0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.15)
                          -----
 Total From Investment
            Operations    (0.13)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)
                          -----
   Total Dividends and
         Distributions    (0.02)
                          -----
Net Asset Value, End
 of Period............   $10.25
                         ======
Total Return..........    (0.50)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $12,553
 Ratio of Expenses to
  Average Net Assets..     0.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.34%/(d)/
 Portfolio Turnover
  Rate................    128.1%/(d)/

                          2001/(E)/
                          ----
PARTNERS LARGECAP BLEND FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.15
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.02
                           ----
 Total From Investment
            Operations     0.02
   ----
Net Asset Value, End
 of Period............   $10.17
                         ======
Total Return /(a)/ ...     0.39%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $104
 Ratio of Expenses to
  Average Net Assets..     1.51%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.17%/(d)/
 Portfolio Turnover
  Rate................    128.1%/(d)/

                          2001/(B)/
                          ----
PARTNERS LARGECAP BLEND FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.40
Income from Investment
 Operations:
 Net Investment Income     0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.17)
                          -----
 Total From Investment
            Operations    (0.14)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)
                          -----
   Total Dividends and
         Distributions    (0.02)
                          -----
Net Asset Value, End
 of Period............   $10.24
                         ======
Total Return..........    (0.60)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,025
 Ratio of Expenses to
  Average Net Assets..     1.01%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.75%/(d)/
 Portfolio Turnover
  Rate................    128.1%/(d)/

                          2001/(B)/
                          ----
PARTNERS LARGECAP BLEND FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.40
Income from Investment
 Operations:
 Net Investment Income     0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.17)
                          -----
 Total From Investment
            Operations    (0.14)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)
                          -----
   Total Dividends and
         Distributions    (0.02)
                          -----
Net Asset Value, End
 of Period............   $10.24
                         ======
Total Return..........    (0.60)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,024
 Ratio of Expenses to
  Average Net Assets..     1.13%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.63%/(d)/
 Portfolio Turnover
  Rate................    128.1%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred, Advisors Select, Class I, Preferred and Select classes of shares each incurred an unrealized gain of $.40 per share from November 29, 2000 through December 5, 2000.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class J shares incurred an unrealized loss of $.13 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                          2001/(B)/
                          ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.29
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.65)
                          -----
 Total From Investment
            Operations    (1.66)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $8.62
                          =====
Total Return..........   (14.44)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $863
 Ratio of Expenses to
  Average Net Assets..     1.32%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.46)%/(d)/
 Portfolio Turnover
  Rate................     73.5%/(d)/

                          2001/(B)/
                          ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.29
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.66)
                          -----
 Total From Investment
            Operations    (1.67)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $8.61
                          =====
Total Return..........   (14.54)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $925
 Ratio of Expenses to
  Average Net Assets..     1.50%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.63)%/(d)/
 Portfolio Turnover
  Rate................     73.5%/(d)/

                          2001/(B)/
                          ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.30
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.64)
                          -----
 Total From Investment
            Operations    (1.64)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $8.65
                          =====
Total Return..........   (14.23)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $928
 Ratio of Expenses to
  Average Net Assets..     0.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.04%/(d)/
 Portfolio Turnover
  Rate................     73.5%/(d)/

                          2001/(E)/
                          ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.58
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.10)
                          -----
 Total From Investment
            Operations    (0.11)
                          -----
Net Asset Value, End
 of Period............    $8.47
                          =====
Total Return /(a)/ ...    (1.51)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $134
 Ratio of Expenses to
  Average Net Assets..     1.52%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.64)%/(d)/
 Portfolio Turnover
  Rate................     73.5%/(d)/

                          2001/(B)/
                          ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.29
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.65)
                          -----
 Total From Investment
            Operations    (1.65)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $8.63
                          =====
Total Return..........   (14.43)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $863
 Ratio of Expenses to
  Average Net Assets..     1.01%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.15)%/(d)/
 Portfolio Turnover
  Rate................     73.5%/(d)/

                          2001/(B)/
                          ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.29
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.66)
                          -----
 Total From Investment
            Operations    (1.66)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $8.62
                          =====
Total Return..........   (14.44)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $863
 Ratio of Expenses to
  Average Net Assets..     1.13%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.27)%/(d)/
 Portfolio Turnover
  Rate................     73.5%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from December 6, 2000, date shares first offered, through April 30,
  2001.  Advisors Preferred, Advisors Select, Class I,  Preferred and
  Select classes of shares incurred an unrealized gain of $.29, $.29, $.30, $.29 and $.29 per share, respectively, from November 28, 2000 through December 5, 2000.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class J shares incurred an unrealized loss of $.09 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                          2001/(B)/
                          ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.67
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.97)
                          -----
 Total From Investment
            Operations    (1.98)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $8.68
                          =====
Total Return..........   (17.37)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $869
 Ratio of Expenses to
  Average Net Assets..     1.57%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.67)%/(d)/
 Portfolio Turnover
  Rate................     40.2%/(d)/

                          2001/(B)/
                          ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.67
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.98)
                          -----
 Total From Investment
            Operations    (1.99)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $8.67
                          =====
Total Return..........   (17.47)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $868
 Ratio of Expenses to
  Average Net Assets..     1.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.84)%/(d)/
 Portfolio Turnover
  Rate................     40.2%/(d)/

                          2001/(B)/
                          ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.67
Income from Investment
 Operations:
 Net Investment Income    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.94)
                          -----
 Total From Investment
            Operations    (1.96)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $8.70
                          =====
Total Return..........   (17.18)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $875
 Ratio of Expenses to
  Average Net Assets..     1.00%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.23)%/(d)/
 Portfolio Turnover
  Rate................     40.2%/(d)/

                          2001/(E)/
                          ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.37
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.17
                           ----
 Total From Investment
            Operations     0.16
                           ----
Net Asset Value, End
 of Period............    $8.53
                          =====
Total Return /(a)/ ...     1.19%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $106
 Ratio of Expenses to
  Average Net Assets..     1.78%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.85)%/(d)/
 Portfolio Turnover
  Rate................     40.2%/(d)/

                          2001/(B)/
                          ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.67
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.96)
                          -----
 Total From Investment
            Operations    (1.97)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $8.69
                          =====
Total Return..........   (17.28)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $869
 Ratio of Expenses to
  Average Net Assets..     1.26%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.36)%/(d)/
 Portfolio Turnover
  Rate................     40.2%/(d)/

                          2001/(B)/
                          ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.67
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.97)
                          -----
 Total From Investment
            Operations    (1.98)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $8.68
                          =====
Total Return..........   (17.37)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $869
 Ratio of Expenses to
  Average Net Assets..     1.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.48)%/(d)/
 Portfolio Turnover
  Rate................     40.2%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Class I and Preferred classes of shares each recognized $.01 of net investment income per share from November 30, 2000 through December 5, 2000.
   In addition, Advisors Preferred, Advisors Select, Class I, Preferred and Select classes of shares incurred an unrealized gain of $.67, $.67, $.66, $.66 and $.67 per share, respectively, during the initial interim period.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class J shares incurred an unrealized loss of $.12 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
PARTNERS LARGECAP VALUE FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.40
Income from Investment
 Operations:
 Net Investment Income    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.54
                          ----
 Total From Investment
            Operations    0.58
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)
                         -----
   Total Dividends and
         Distributions   (0.03)
                         -----
Net Asset Value, End
 of Period............  $10.95
                        ======
Total Return..........    7.21%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,097
 Ratio of Expenses to
  Average Net Assets..    1.37%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.01%/(d)/
 Portfolio Turnover
  Rate................    32.0%/(d)/

                         2001/(B)/
                         ----
PARTNERS LARGECAP VALUE FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.40
Income from Investment
 Operations:
 Net Investment Income    0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.55
                          ----
 Total From Investment
            Operations    0.58
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)
                         -----
   Total Dividends and
         Distributions   (0.03)
                         -----
Net Asset Value, End
 of Period............  $10.95
                        ======
Total Return..........    7.21%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,096
 Ratio of Expenses to
  Average Net Assets..    1.55%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.83%/(d)/
 Portfolio Turnover
  Rate................    32.0%/(d)/

                         2001/(B)/
                         ----
PARTNERS LARGECAP VALUE FUND
----------------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.41
Income from Investment
 Operations:
 Net Investment Income    0.13
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.45
                          ----
 Total From Investment
            Operations    0.58
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)
                         -----
   Total Dividends and
         Distributions   (0.03)
                         -----
Net Asset Value, End
 of Period............  $10.96
                        ======
Total Return..........    7.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,360
 Ratio of Expenses to
  Average Net Assets..    0.80%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.54%/(d)/
 Portfolio Turnover
  Rate................    32.0%/(d)/

                         2001/(E)/
                         ----
PARTNERS LARGECAP VALUE FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.82
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.15
                          ----
 Total From Investment
            Operations    0.16
                          ----
Net Asset Value, End
 of Period............  $10.98
                        ======
Total Return /(a)/ ...    1.76%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $123
 Ratio of Expenses to
  Average Net Assets..    1.55%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.47%/(d)/
 Portfolio Turnover
  Rate................    32.0%/(d)/

                         2001/(B)/
                         ----
PARTNERS LARGECAP VALUE FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.40
Income from Investment
 Operations:
 Net Investment Income    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.56
                          ----
 Total From Investment
            Operations    0.60
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)
                         -----
   Total Dividends and
         Distributions   (0.03)
                         -----
Net Asset Value, End
 of Period............  $10.97
                        ======
Total Return..........    7.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,098
 Ratio of Expenses to
  Average Net Assets..    1.06%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.31%/(d)/
 Portfolio Turnover
  Rate................    32.0%/(d)/

                         2001/(B)/
                         ----
PARTNERS LARGECAP VALUE FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.40
Income from Investment
 Operations:
 Net Investment Income    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.55
                          ----
 Total From Investment
            Operations    0.59
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)
                         -----
   Total Dividends and
         Distributions   (0.03)
                         -----
Net Asset Value, End
 of Period............  $10.96
                        ======
Total Return..........    7.31%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,097
 Ratio of Expenses to
  Average Net Assets..    1.18%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.19%/(d)/
 Portfolio Turnover
  Rate................    32.0%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred, Advisors Select, Class I, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.39, $.39, $.40, $.39 and $.39 per share, respectively, from November 27, 2000 through December 5, 2000.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class J shares recognized $.01 of net investment income per share and incurred an unrealized loss of $.09 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
PARTNERS MIDCAP BLEND FUND
--------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.15
                          ----
 Total From Investment
            Operations    0.15
                          ----
Net Asset Value, End
 of Period............  $10.15
                        ======
Total Return..........    1.50%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $847
 Ratio of Expenses to
  Average Net Assets..    1.57%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.30)%/(d)/
 Portfolio Turnover
  Rate................   209.4%/(d)/

                         2001/(B)/
                         ----
PARTNERS MIDCAP BLEND FUND
--------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income   (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.15
                          ----
 Total From Investment
            Operations    0.14
                          ----
Net Asset Value, End
 of Period............  $10.14
                        ======
Total Return..........    1.40%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $847
 Ratio of Expenses to
  Average Net Assets..    1.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.48)%/(d)/
 Portfolio Turnover
  Rate................   209.4%/(d)/

                         2001/(B)/
                         ----
PARTNERS MIDCAP BLEND FUND
--------------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.15
                          ----
 Total From Investment
            Operations    0.15
                          ----
Net Asset Value, End
 of Period............  $10.15
                        ======
Total Return..........    1.50%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $849
 Ratio of Expenses to
  Average Net Assets..    1.00%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.27%/(d)/
 Portfolio Turnover
  Rate................   209.4%/(d)/

                         2001/(B)/
                         ----
PARTNERS MIDCAP BLEND FUND
--------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.16
                          ----
 Total From Investment
            Operations    0.16
                          ----
Net Asset Value, End
 of Period............  $10.16
                        ======
Total Return /(a)/ ...    1.60%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $885
 Ratio of Expenses to
  Average Net Assets..    1.53%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.27)%/(d)/
 Portfolio Turnover
  Rate................   209.4%/(d)/

                         2001/(B)/
                         ----
PARTNERS MIDCAP BLEND FUND
--------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.15
                          ----
 Total From Investment
            Operations    0.15
                          ----
Net Asset Value, End
 of Period............  $10.15
                        ======
Total Return..........    1.50%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $848
 Ratio of Expenses to
  Average Net Assets..    1.26%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.01%/(d)/
 Portfolio Turnover
  Rate................   209.4%/(d)/

                         2001/(B)/
                         ----
PARTNERS MIDCAP BLEND FUND
--------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.15
                          ----
 Total From Investment
            Operations    0.15
                          ----
Net Asset Value, End
 of Period............  $10.15
                        ======
Total Return..........    1.50%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $848
 Ratio of Expenses to
  Average Net Assets..    1.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.11)%/(d)/
 Portfolio Turnover
  Rate................   209.4%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date operations commenced, through April 30,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                          2001/(B)/
                          ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $11.09
Income from Investment
 Operations:
 Net Investment Income    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.29)
                          -----
 Total From Investment
            Operations    (2.31)
 ----
Net Asset Value, End
 of Period............    $8.78
                          =====
Total Return..........   (19.74)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,099
 Ratio of Expenses to
  Average Net Assets..     1.57%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.28)%/(d)/
 Portfolio Turnover
  Rate................    403.2%/(d)/

                          2001/(B)/
                          ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $11.09
Income from Investment
 Operations:
 Net Investment Income    (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.29)
                          -----
 Total From Investment
            Operations    (2.32)
 ----
Net Asset Value, End
 of Period............    $8.77
                          =====
Total Return..........   (19.76)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,099
 Ratio of Expenses to
  Average Net Assets..     1.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.46)%/(d)/
 Portfolio Turnover
  Rate................    403.2%/(d)/

                          2001/(E)/
                          ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.27
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.23
                           ----
 Total From Investment
            Operations     0.22
 ----
Net Asset Value, End
 of Period............    $8.49
                          =====
Total Return..........     2.17%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10
 Ratio of Expenses to
  Average Net Assets..     1.00%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.78)%/(d)/
 Portfolio Turnover
  Rate................    403.2%/(d)/

                          2001/(E)/
                          ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.27
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.22
                           ----
 Total From Investment
            Operations     0.21
 ----
Net Asset Value, End
 of Period............    $8.48
                          =====
Total Return /(a)/ ...     2.05%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $145
 Ratio of Expenses to
  Average Net Assets..     1.69%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.46)%/(d)/
 Portfolio Turnover
  Rate................    403.2%/(d)/

                          2001/(B)/
                          ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $11.09
Income from Investment
 Operations:
 Net Investment Income    (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.22)
                          -----
 Total From Investment
            Operations    (2.30)
 ----
Net Asset Value, End
 of Period............    $8.79
                          =====
Total Return..........   (19.65)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,098
 Ratio of Expenses to
  Average Net Assets..     1.26%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.98)%/(d)/
 Portfolio Turnover
  Rate................    403.2%/(d)/

                          2001/(B)/
                          ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $11.09
Income from Investment
 Operations:
 Net Investment Income    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.28)
                          -----
 Total From Investment
            Operations    (2.30)
 ----
Net Asset Value, End
 of Period............    $8.79
                          =====
Total Return..........   (19.65)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,099
 Ratio of Expenses to
  Average Net Assets..     1.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.10)%/(d)/
 Portfolio Turnover
  Rate................    403.2%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. The Preferred class recognized $.01 of net investment income per share from November 29, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Preferred and Select classes of shares incurred an unrealized gain of $1.09, $1.09, $1.08 and $1.09 per share, respectively, during the initial interim period.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I and Class J shares each incurred an unrealized loss of $.24 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:

                         2001/(B)/
                         ----
PARTNERS MIDCAP VALUE FUND
--------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.14
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.43
                          ----
 Total From Investment
            Operations    0.43
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............  $10.56
                        ======
Total Return..........    4.95%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,058
 Ratio of Expenses to
  Average Net Assets..    1.57%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.34)%/(d)/
 Portfolio Turnover
  Rate................   281.3%/(d)/

                         2001/(B)/
                         ----
PARTNERS MIDCAP VALUE FUND
--------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.14
Income from Investment
 Operations:
 Net Investment Income   (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.43
                          ----
 Total From Investment
            Operations    0.42
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............  $10.55
                        ======
Total Return..........    4.85%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,060
 Ratio of Expenses to
  Average Net Assets..    1.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.52)%/(d)/
 Portfolio Turnover
  Rate................   281.3%/(d)/

                         2001/(B)/
                         ----
PARTNERS MIDCAP VALUE FUND
--------------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.14
Income from Investment
 Operations:
 Net Investment Income    0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.42
                          ----
 Total From Investment
            Operations    0.45
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............  $10.58
                        ======
Total Return..........    5.15%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,384
 Ratio of Expenses to
  Average Net Assets..    1.00%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.41%/(d)/
 Portfolio Turnover
  Rate................   281.3%/(d)/

                         2001/(E)/
                         ----
PARTNERS MIDCAP VALUE FUND
--------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.20
Income from Investment
 Operations:
 Net Investment Income   (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.35
                          ----
 Total From Investment
            Operations    0.34
  ----
Net Asset Value, End
 of Period............  $10.54
                        ======
Total Return /(a)/ ...    3.54%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $127
 Ratio of Expenses to
  Average Net Assets..    1.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.65)%/(d)/
 Portfolio Turnover
  Rate................   281.3%/(d)/

                         2001/(B)/
                         ----
PARTNERS MIDCAP VALUE FUND
--------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.14
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.44
                          ----
 Total From Investment
            Operations    0.44
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............  $10.57
                        ======
Total Return..........    5.05%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,058
 Ratio of Expenses to
  Average Net Assets..    1.26%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.04)%/(d)/
 Portfolio Turnover
  Rate................   281.3%/(d)/

                         2001/(B)/
                         ----
PARTNERS MIDCAP VALUE FUND
--------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.14
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.44
                          ----
 Total From Investment
            Operations    0.44
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............  $10.57
                        ======
Total Return..........    5.05%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,058
 Ratio of Expenses to
  Average Net Assets..    1.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.16)%/(d)/
 Portfolio Turnover
  Rate................   281.3%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Class I recognized $.01 of net investment income per share from November 28, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Class I, Preferred and Select classes of shares incurred an unrealized gain of $.14, $.14, $.13, $.14 and $.14 per share, respectively, during the initial interim period.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class J shares incurred an unrealized loss of $.07 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                          2001/(B)/
                          ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $9.82
Income from Investment
 Operations:
 Net Investment Income    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.33)
                          -----
 Total From Investment
            Operations    (1.35)
                          -----
Net Asset Value, End
 of Period............    $8.47
                          =====
Total Return..........   (11.68)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $849
 Ratio of Expenses to
  Average Net Assets..     1.67%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.23)%/(d)/
 Portfolio Turnover
  Rate................    185.5%/(d)/

                          2001/(B)/
                          ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $9.82
Income from Investment
 Operations:
 Net Investment Income    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.33)
                          -----
 Total From Investment
            Operations    (1.35)
                          -----
Net Asset Value, End
 of Period............    $8.47
                          =====
Total Return..........   (11.68)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $849
 Ratio of Expenses to
  Average Net Assets..     1.85%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.41)%/(d)/
 Portfolio Turnover
  Rate................    185.5%/(d)/

                          2001/(B)/
                          ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.82
Income from Investment
 Operations:
 Net Investment Income    (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.28)
                          -----
 Total From Investment
            Operations    (1.34)
                          -----
Net Asset Value, End
 of Period............    $8.48
                          =====
Total Return..........   (11.57)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,038
 Ratio of Expenses to
  Average Net Assets..     1.10%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.77)%/(d)/
 Portfolio Turnover
  Rate................    185.5%/(d)/

                          2001/(E)/
                          ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.28
Income from Investment
 Operations:
 Net Investment Income    (0.02)
                          -----
 Total From Investment
            Operations    (0.02)
                          -----
Net Asset Value, End
 of Period............    $8.26
                          =====
Total Return /(a)/ ...     0.12%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $100
 Ratio of Expenses to
  Average Net Assets..     1.88%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.43)%/(d)/
 Portfolio Turnover
  Rate................    185.5%/(d)/

                          2001/(B)/
                          ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $9.82
Income from Investment
 Operations:
 Net Investment Income    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.31)
                          -----
 Total From Investment
            Operations    (1.33)
                          -----
Net Asset Value, End
 of Period............    $8.49
                          =====
Total Return..........   (11.47)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $849
 Ratio of Expenses to
  Average Net Assets..     1.36%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.92)%/(d)/
 Portfolio Turnover
  Rate................    185.5%/(d)/

                          2001/(B)/
                          ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $9.82
Income from Investment
 Operations:
 Net Investment Income    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.32)
                          -----
 Total From Investment
            Operations    (1.34)
                          -----
Net Asset Value, End
 of Period............    $8.48
                          =====
Total Return..........   (11.57)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $849
 Ratio of Expenses to
  Average Net Assets..     1.48%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.04)%/(d)/
 Portfolio Turnover
  Rate................    185.5%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred, Advisors Select, Class I, Preferred and Select classes of shares each incurred an unrealized loss of $.18 per share from November 28, 2000 through December 5, 2000.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class J shares incurred an unrealized loss of $.10 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                          2001/(B)/
                          ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.85
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.84)
                          -----
 Total From Investment
            Operations    (2.85)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $7.99
                          =====
Total Return..........   (24.87)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $800
 Ratio of Expenses to
  Average Net Assets..     1.57%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.97)%/(d)/
 Portfolio Turnover
  Rate................    293.0%/(d)/

                          2001/(B)/
                          ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.85
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.85)
                          -----
 Total From Investment
            Operations    (2.86)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $7.98
                          =====
Total Return..........   (24.96)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $800
 Ratio of Expenses to
  Average Net Assets..     1.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.14)%/(d)/
 Portfolio Turnover
  Rate................    293.0%/(d)/

                          2001/(B)/
                          ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.85
Income from Investment
 Operations:
 Net Investment Income    (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.82)
                          -----
 Total From Investment
            Operations    (2.85)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $7.99
                          =====
Total Return..........   (24.87)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $800
 Ratio of Expenses to
  Average Net Assets..     1.00%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.40)%/(d)/
 Portfolio Turnover
  Rate................    293.0%/(d)/

                          2001/(E)/
                          ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.75
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.02)
                          -----
 Total From Investment
            Operations    (0.03)
                          -----
Net Asset Value, End
 of Period............    $7.72
                          =====
Total Return /(a)/ ...    (1.03)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $96
 Ratio of Expenses to
  Average Net Assets..     1.79%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.21)%/(d)/
 Portfolio Turnover
  Rate................    293.0%/(d)/

                          2001/(B)/
                          ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.85
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.83)
                          -----
 Total From Investment
            Operations    (2.84)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $8.00
                          =====
Total Return..........   (24.77)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $801
 Ratio of Expenses to
  Average Net Assets..     1.26%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.66)%/(d)/
 Portfolio Turnover
  Rate................    293.0%/(d)/

                          2001/(B)/
                          ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.85
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.83)
                          -----
 Total From Investment
            Operations    (2.84)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $8.00
                          =====
Total Return..........   (24.77)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $801
 Ratio of Expenses to
  Average Net Assets..     1.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.78)%/(d)/
 Portfolio Turnover
  Rate................    293.0%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred, Advisors Select, Class I, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.84 per share from November 29, 2000 through December 5, 2000.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class J shares incurred an unrealized loss of $.22 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.44
                          ----
 Total From Investment
            Operations    0.44
                          ----
Net Asset Value, End
 of Period............  $10.44
                        ======
Total Return..........    4.40%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $871
 Ratio of Expenses to
  Average Net Assets..    1.57%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.51)%/(d)/
 Portfolio Turnover
  Rate................    15.5%/(d)/

                         2001/(B)/
                         ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income   (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.44
                          ----
 Total From Investment
            Operations    0.43
                          ----
Net Asset Value, End
 of Period............  $10.43
                        ======
Total Return..........    4.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $871
 Ratio of Expenses to
  Average Net Assets..    1.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.69)%/(d)/
 Portfolio Turnover
  Rate................    15.5%/(d)/

                         2001/(B)/
                         ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.44
                          ----
 Total From Investment
            Operations    0.44
                          ----
Net Asset Value, End
 of Period............  $10.44
                        ======
Total Return..........    4.40%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $873
 Ratio of Expenses to
  Average Net Assets..    1.00%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.06%/(d)/
 Portfolio Turnover
  Rate................    15.5%/(d)/

                         2001/(B)/
                         ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income   (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.45
                          ----
 Total From Investment
            Operations    0.44
                          ----
Net Asset Value, End
 of Period............  $10.44
                        ======
Total Return /(a)/ ...    4.40%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $874
 Ratio of Expenses to
  Average Net Assets..    1.53%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.47)%/(d)/
 Portfolio Turnover
  Rate................    15.5%/(d)/

                         2001/(B)/
                         ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.44
                          ----
 Total From Investment
            Operations    0.44
                          ----
Net Asset Value, End
 of Period............  $10.44
                        ======
Total Return..........    4.40%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $872
 Ratio of Expenses to
  Average Net Assets..    1.26%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.20)%/(d)/
 Portfolio Turnover
  Rate................    15.5%/(d)/

                         2001/(B)/
                         ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income   (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.45
                          ----
 Total From Investment
            Operations    0.44
                          ----
Net Asset Value, End
 of Period............  $10.44
                        ======
Total Return..........    4.40%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $872
 Ratio of Expenses to
  Average Net Assets..    1.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.32)%/(d)/
 Portfolio Turnover
  Rate................    15.5%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date operations commenced, through April 30,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
REAL ESTATE FUND
----------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.16
Income from Investment
 Operations:
 Net Investment Income    0.17
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.13)
                         -----
 Total From Investment
            Operations    0.04
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.09)
                         -----
   Total Dividends and
         Distributions   (0.09)
                         -----
Net Asset Value, End
 of Period............  $10.11
                        ======
Total Return..........    0.96%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,265
 Ratio of Expenses to
  Average Net Assets..    1.42%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.82%/(d)/
 Portfolio Turnover
  Rate................   118.1%/(d)/

                         2001/(B)/
                         ----
REAL ESTATE FUND
----------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.16
Income from Investment
 Operations:
 Net Investment Income    0.16
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.12)
                         -----
 Total From Investment
            Operations    0.04
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.09)
                         -----
   Total Dividends and
         Distributions   (0.09)
                         -----
Net Asset Value, End
 of Period............  $10.11
                        ======
Total Return..........    0.96%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,266
 Ratio of Expenses to
  Average Net Assets..    1.60%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.64%/(d)/
 Portfolio Turnover
  Rate................   118.1%/(d)/

                         2001/(E)/
                         ----
REAL ESTATE FUND
----------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.09
                          ----
 Total From Investment
            Operations    0.18
                          ----
Net Asset Value, End
 of Period............  $10.18
                        ======
Total Return..........    0.99%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    0.85%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.55%/(d)/
 Portfolio Turnover
  Rate................   118.1%/(d)/

                         2001/(E)/
                         ----
REAL ESTATE FUND
----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.13
                          ----
 Total From Investment
            Operations    0.17
                          ----
Net Asset Value, End
 of Period............  $10.17
                        ======
Total Return /(a)/ ...    0.89%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $218
 Ratio of Expenses to
  Average Net Assets..    1.58%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.64%/(d)/
 Portfolio Turnover
  Rate................   118.1%/(d)/

                         2001/(B)/
                         ----
REAL ESTATE FUND
----------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.16
Income from Investment
 Operations:
 Net Investment Income    0.30
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.25)
                         -----
 Total From Investment
            Operations    0.05
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.09)
                         -----
   Total Dividends and
         Distributions   (0.09)
                         -----
Net Asset Value, End
 of Period............  $10.12
                        ======
Total Return..........    1.06%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,265
 Ratio of Expenses to
  Average Net Assets..    1.11%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.97%/(d)/
 Portfolio Turnover
  Rate................   118.1%/(d)/

                         2001/(B)/
                         ----
REAL ESTATE FUND
----------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.16
Income from Investment
 Operations:
 Net Investment Income    0.17
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.12)
                         -----
 Total From Investment
            Operations    0.05
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.09)
                         -----
   Total Dividends and
         Distributions   (0.09)
                         -----
Net Asset Value, End
 of Period............  $10.12
                        ======
Total Return..........    1.06%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,265
 Ratio of Expenses to
  Average Net Assets..    1.23%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.00%/(d)/
 Portfolio Turnover
  Rate................   118.1%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.15 per share from November 30, 2000 through December 5, 2000.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I and Class J shares each incurred an unrealized gain of $.06 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
SMALLCAP BLEND FUND
-------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.55
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.37
                          ----
 Total From Investment
            Operations    0.38
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............  $10.92
                        ======
Total Return..........    4.32%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,367
 Ratio of Expenses to
  Average Net Assets..    1.32%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.38%/(d)/
 Portfolio Turnover
  Rate................   149.3%/(d)/

                         2001/(B)/
                         ----
SMALLCAP BLEND FUND
-------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.56
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.35
                          ----
 Total From Investment
            Operations    0.36
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............  $10.91
                        ======
Total Return..........    4.13%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,367
 Ratio of Expenses to
  Average Net Assets..    1.50%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.21%/(d)/
 Portfolio Turnover
  Rate................   149.3%/(d)/

                         2001/(E)/
                         ----
SMALLCAP BLEND FUND
-------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.46
Income from Investment
 Operations:
 Net Investment Income    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.29
                          ----
 Total From Investment
            Operations    0.31
                          ----
Net Asset Value, End
 of Period............  $10.77
                        ======
Total Return..........    3.06%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    0.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.97%/(d)/
 Portfolio Turnover
  Rate................   149.3%/(d)/

                         2001/(E)/
                         ----
SMALLCAP BLEND FUND
-------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.46
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.30
                          ----
 Total From Investment
            Operations    0.30
                          ----
Net Asset Value, End
 of Period............  $10.76
                        ======
Total Return /(a)/ ...    2.97%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $189
 Ratio of Expenses to
  Average Net Assets..    1.50%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.32%/(d)/
 Portfolio Turnover
  Rate................   149.3%/(d)/

                         2001/(B)/
                         ----
SMALLCAP BLEND FUND
-------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.56
Income from Investment
 Operations:
 Net Investment Income    0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.35
                          ----
 Total From Investment
            Operations    0.38
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............  $10.93
                        ======
Total Return..........    4.32%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,367
 Ratio of Expenses to
  Average Net Assets..    1.01%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.28%/(d)/
 Portfolio Turnover
  Rate................   149.3%/(d)/

                         2001/(B)/
                         ----
SMALLCAP BLEND FUND
-------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.56
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.37
                          ----
 Total From Investment
            Operations    0.38
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............  $10.93
                        ======
Total Return..........    4.32%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,367
 Ratio of Expenses to
  Average Net Assets..    1.13%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.57%/(d)/
 Portfolio Turnover
  Rate................   149.3%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.54, $.55, $.55 and $.55 per share, respectively, from November 28, 2000 through December 5, 2000.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I and Class J shares each incurred an unrealized loss of $.07 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
SMALLCAP GROWTH FUND
--------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $9.44
Income from Investment
 Operations:
 Net Investment Income   (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.06)
                         -----
 Total From Investment
            Operations   (0.08)
                         -----
Net Asset Value, End
 of Period............   $9.36
                         =====
Total Return..........    0.21%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,172
 Ratio of Expenses to
  Average Net Assets..    1.32%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.96)%/(d)/
 Portfolio Turnover
  Rate................   182.6%/(d)/

                         2001/(B)/
                         ----
SMALLCAP GROWTH FUND
--------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $9.45
Income from Investment
 Operations:
 Net Investment Income   (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.07)
                         -----
 Total From Investment
            Operations   (0.09)
                         -----
Net Asset Value, End
 of Period............   $9.36
                         =====
Total Return..........    0.11%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,204
 Ratio of Expenses to
  Average Net Assets..    1.50%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.19)%/(d)/
 Portfolio Turnover
  Rate................   182.6%/(d)/

                         2001/(E)/
                         ----
SMALLCAP GROWTH FUND
--------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.06
Income from Investment
 Operations:
 Net Investment Income   (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.01
                          ----
 Total From Investment
            Operations    0.00
                          ----
Net Asset Value, End
 of Period............   $9.06
                         =====
Total Return..........    1.12%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $18
 Ratio of Expenses to
  Average Net Assets..    0.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.47)%/(d)/
 Portfolio Turnover
  Rate................   182.6%/(d)/

                         2001/(E)/
                         ----
SMALLCAP GROWTH FUND
--------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.06
Income from Investment
 Operations:
 Net Investment Income   (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.01)
                         -----
 Total From Investment
            Operations   (0.02)
                         -----
Net Asset Value, End
 of Period............   $9.04
                         =====
Total Return /(a)/ ...    0.89%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $125
 Ratio of Expenses to
  Average Net Assets..    1.54%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.26)%/(d)/
 Portfolio Turnover
  Rate................   182.6%/(d)/

                         2001/(B)/
                         ----
SMALLCAP GROWTH FUND
--------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $9.45
Income from Investment
 Operations:
 Net Investment Income   (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.01)
                         -----
 Total From Investment
            Operations   (0.08)
                         -----
Net Asset Value, End
 of Period............   $9.37
                         =====
Total Return..........    0.11%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,171
 Ratio of Expenses to
  Average Net Assets..    1.01%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.80)%/(d)/
 Portfolio Turnover
  Rate................   182.6%/(d)/

                         2001/(B)/
                         ----
SMALLCAP GROWTH FUND
--------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $9.45
Income from Investment
 Operations:
 Net Investment Income   (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.05)
                         -----
 Total From Investment
            Operations   (0.07)
                         -----
Net Asset Value, End
 of Period............   $9.38
                         =====
Total Return..........    0.21%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,172
 Ratio of Expenses to
  Average Net Assets..    1.13%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.83)%/(d)/
 Portfolio Turnover
  Rate................   182.6%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from December 6, 2000, date shares first offered, through April 30,
  2001.  Advisors Preferred recognized $.01 of net operating loss per share from November 27, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Preferred and Select classes of shares each incurred an unrealized loss of $.55 per share during the initial interim period.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I and Class J shares each incurred an unrealized loss of $.17 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.61
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.63
                          ----
 Total From Investment
            Operations    0.64
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............  $11.24
                        ======
Total Return..........    7.49%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,406
 Ratio of Expenses to
  Average Net Assets..    0.72%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.12%/(d)/
 Portfolio Turnover
  Rate................    51.7%/(d)/

                         2001/(B)/
                         ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.61
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.61
                          ----
 Total From Investment
            Operations    0.62
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............  $11.22
                        ======
Total Return..........    7.29%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,405
 Ratio of Expenses to
  Average Net Assets..    0.90%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.05)%/(d)/
 Portfolio Turnover
  Rate................    51.7%/(d)/

                         2001/(E)/
                         ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.73
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.28
                          ----
 Total From Investment
            Operations    0.29
                          ----
Net Asset Value, End
 of Period............  $11.02
                        ======
Total Return..........    2.61%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    0.15%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.65%/(d)/
 Portfolio Turnover
  Rate................    51.7%/(d)/

                         2001/(E)/
                         ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.73
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.28
                          ----
 Total From Investment
            Operations    0.28
                          ----
Net Asset Value, End
 of Period............  $11.01
                        ======
Total Return /(a)/ ...    2.51%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $222
 Ratio of Expenses to
  Average Net Assets..    0.89%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.04)%/(d)/
 Portfolio Turnover
  Rate................    51.7%/(d)/

                         2001/(B)/
                         ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.61
Income from Investment
 Operations:
 Net Investment Income    0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.60
                          ----
 Total From Investment
            Operations    0.63
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............  $11.23
                        ======
Total Return..........    7.39%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,405
 Ratio of Expenses to
  Average Net Assets..    0.41%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.36%/(d)/
 Portfolio Turnover
  Rate................    51.7%/(d)/

                         2001/(B)/
                         ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.61
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.63
                          ----
 Total From Investment
            Operations    0.64
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............  $11.24
                        ======
Total Return..........    7.49%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,406
 Ratio of Expenses to
  Average Net Assets..    0.53%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.31%/(d)/
 Portfolio Turnover
  Rate................    51.7%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.60 per share from November 30, 2000 through December 5, 2000.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I and Class J shares each incurred an unrealized loss of $.16 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
SMALLCAP VALUE FUND
-------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.21
Income from Investment
 Operations:
 Net Investment Income    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.03
                          ----
 Total From Investment
            Operations    1.07
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)
                         -----
   Total Dividends and
         Distributions   (0.03)
                         -----
Net Asset Value, End
 of Period............  $11.25
                        ======
Total Return..........   11.11%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,408
 Ratio of Expenses to
  Average Net Assets..    1.32%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.94%/(d)/
 Portfolio Turnover
  Rate................    79.1%/(d)/

                         2001/(B)/
                         ----
SMALLCAP VALUE FUND
-------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.21
Income from Investment
 Operations:
 Net Investment Income    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.03
                          ----
 Total From Investment
            Operations    1.07
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)
                         -----
   Total Dividends and
         Distributions   (0.03)
                         -----
Net Asset Value, End
 of Period............  $11.25
                        ======
Total Return..........   11.11%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,407
 Ratio of Expenses to
  Average Net Assets..    1.50%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.76%/(d)/
 Portfolio Turnover
  Rate................    79.1%/(d)/

                         2001/(E)/
                         ----
SMALLCAP VALUE FUND
-------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.64
Income from Investment
 Operations:
 Net Investment Income    0.50
                          ----
 Total From Investment
            Operations    0.50
                          ----
Net Asset Value, End
 of Period............  $11.14
                        ======
Total Return..........    5.19%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $28
 Ratio of Expenses to
  Average Net Assets..    0.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.45%/(d)/
 Portfolio Turnover
  Rate................    79.1%/(d)/

                         2001/(E)/
                         ----
SMALLCAP VALUE FUND
-------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.64
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.48
                          ----
 Total From Investment
            Operations    0.49
                          ----
Net Asset Value, End
 of Period............  $11.13
                        ======
Total Return /(a)/ ...    5.10%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $122
 Ratio of Expenses to
  Average Net Assets..    1.50%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.70%/(d)/
 Portfolio Turnover
  Rate................    79.1%/(d)/

                         2001/(B)/
                         ----
SMALLCAP VALUE FUND
-------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.21
Income from Investment
 Operations:
 Net Investment Income    0.10
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.98
                          ----
 Total From Investment
            Operations    1.08
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)
                         -----
   Total Dividends and
         Distributions   (0.03)
                         -----
Net Asset Value, End
 of Period............  $11.26
                        ======
Total Return..........   11.21%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,407
 Ratio of Expenses to
  Average Net Assets..    1.01%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.35%/(d)/
 Portfolio Turnover
  Rate................    79.1%/(d)/

                         2001/(B)/
                         ----
SMALLCAP VALUE FUND
-------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.21
Income from Investment
 Operations:
 Net Investment Income    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.04
                          ----
 Total From Investment
            Operations    1.08
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)
                         -----
   Total Dividends and
         Distributions   (0.03)
                         -----
Net Asset Value, End
 of Period............  $11.26
                        ======
Total Return..........   11.21%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,408
 Ratio of Expenses to
  Average Net Assets..    1.13%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.12%/(d)/
 Portfolio Turnover
  Rate................    79.1%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.20 per share from November 29, 2000 through December 5, 2000.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I and Class J shares each incurred an unrealized loss of $.04 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                          2001/(B)/
                          ----
TECHNOLOGY FUND
---------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.07
Income from Investment
 Operations:
 Net Investment Income    (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.47)
                          -----
 Total From Investment
            Operations    (2.50)
                          -----
Net Asset Value, End
 of Period............    $7.57
                          =====
Total Return..........   (25.80)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $747
 Ratio of Expenses to
  Average Net Assets..     1.57%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.97)%/(d)/
 Portfolio Turnover
  Rate................    145.3%/(d)/

                          2001/(B)/
                          ----
TECHNOLOGY FUND
---------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.07
Income from Investment
 Operations:
 Net Investment Income    (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.48)
                          -----
 Total From Investment
            Operations    (2.51)
                          -----
Net Asset Value, End
 of Period............    $7.56
                          =====
Total Return..........   (25.90)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $747
 Ratio of Expenses to
  Average Net Assets..     1.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.15)%/(d)/
 Portfolio Turnover
  Rate................    145.3%/(d)/

                          2001/(B)/
                          ----
TECHNOLOGY FUND
---------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.07
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.47)
                          -----
 Total From Investment
            Operations    (2.48)
                          -----
Net Asset Value, End
 of Period............    $7.59
                          =====
Total Return..........   (25.40)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,027
 Ratio of Expenses to
  Average Net Assets..     1.00%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.64)%/(d)/
 Portfolio Turnover
  Rate................    145.3%/(d)/

                          2001/(E)/
                          ----
TECHNOLOGY FUND
---------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.40
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.08
                           ----
 Total From Investment
            Operations     0.07
                           ----
Net Asset Value, End
 of Period............    $7.47
                          =====
Total Return /(a)/ ...     0.68%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $142
 Ratio of Expenses to
  Average Net Assets..     1.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.13)%/(d)/
 Portfolio Turnover
  Rate................    145.3%/(d)/

                          2001/(B)/
                          ----
TECHNOLOGY FUND
---------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.07
Income from Investment
 Operations:
 Net Investment Income    (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.47)
                          -----
 Total From Investment
            Operations    (2.50)
                          -----
Net Asset Value, End
 of Period............    $7.57
                          =====
Total Return..........   (25.80)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $748
 Ratio of Expenses to
  Average Net Assets..     1.26%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.67)%/(d)/
 Portfolio Turnover
  Rate................    145.3%/(d)/

                          2001/(B)/
                          ----
TECHNOLOGY FUND
---------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.07
Income from Investment
 Operations:
 Net Investment Income    (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.47)
                          -----
 Total From Investment
            Operations    (2.50)
                          -----
Net Asset Value, End
 of Period............    $7.57
                          =====
Total Return..........   (25.80)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $747
 Ratio of Expenses to
  Average Net Assets..     1.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.79)%/(d)/
 Portfolio Turnover
  Rate................    145.3%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred, Advisors Select, Class I, Preferred and Select classes of shares each incurred an unrealized gain of $.07 per share from November 27, 2000 through December 5, 2000.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class J shares incurred an unrealized loss of $.28 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.